UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	BALANCED WEALTH STRATEGY PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

BALANCED WEALTH STRATEGY PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,082.50	$3.72	0.72%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.22	$3.61	0.72%

Class B
Actual	$1,000	$1,081.60	$5.01	0.97%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.98	$4.86	0.97%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BALANCED WEALTH STRATEGY PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
U.S. Treasury Bonds & Notes	$19,381,148	6.5%
Federal National Mortgage Association	18,560,481	6.2
Inflation-Linked Securities	6,020,034	2.0
Alphabet, Inc.—Class A & Class C	4,398,452	1.5
Facebook, Inc.—Class A	3,920,951	1.3
Government National Mortgage Association	3,654,319	1.2
Visa, Inc.—Class A	2,992,520	1.0
Bank of America Corp.	2,795,368	0.9
Comcast Corp.	2,516,641	0.8
UnitedHealth Group, Inc.	2,455,146	0.8

	$66,695,060	22.2%

SECURITY TYPE BREAKDOWN(2)

June 30, 2017 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$190,287,795	60.4%
Mortgage Pass-Throughs	23,451,363	7.4
Corporates—Investment Grade	23,408,811	7.4
Governments—Treasuries	19,381,148	6.2
Asset-Backed Securities	10,536,057	3.3
Commercial Mortgage-Backed Securities	7,632,384	2.4
Inflation-Linked Securities	6,020,034	1.9
Collateralized Mortgage Obligations	5,400,994	1.7
Corporates—Non-Investment Grade	3,414,928	1.1
Emerging Markets—Treasuries	1,124,584	0.4
Quasi-Sovereigns	597,612	0.2
Local Governments—US Municipal Bonds	527,074	0.2
Emerging Markets—Corporate Bonds	399,719	0.1
Governments—Sovereign Bonds	273,000	0.1
Short-Term Investments	22,551,782	7.2

Total Investments	$315,007,285	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

BALANCED WEALTH STRATEGY PORTFOLIO
COUNTRY BREAKDOWN(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$213,872,150	67.9%
Japan	15,309,729	4.9
United Kingdom	12,282,026	3.9
France	9,043,197	2.9
Hong Kong	4,198,623	1.3
Canada	4,145,314	1.3
Germany	3,933,249	1.2
Netherlands	3,930,540	1.2
Switzerland	3,741,986	1.2
Australia	3,633,107	1.2
Brazil	2,134,927	0.7
Israel	1,707,184	0.5
Spain	1,685,778	0.5
Other	12,837,693	4.1
Short-Term Investments	22,551,782	7.2

Total Investments	$315,007,285	100.0%

(1)	All data are as of June 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Austria, Bermuda, Chile, China, Colombia, Denmark, Finland, India, Italy, Mexico, Namibia, New Zealand, Norway, Peru, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Sweden and Taiwan.

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–63.2%
INFORMATION TECHNOLOGY–12.1%
COMMUNICATIONS EQUIPMENT–0.8%
Arista Networks, Inc.(a)	2,180	$326,542
Cisco Systems, Inc.	16,249	508,594
Nokia Oyj	68,670	421,065
Nokia Oyj (Sponsored ADR)–Class A	122,979	757,551
Palo Alto Networks, Inc.(a)	2,519	337,067

		2,350,819

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	4,744	350,202
Corning, Inc.	5,906	177,475
Keyence Corp.	2,000	880,455
Largan Precision Co., Ltd.	1,000	159,215

		1,567,347

INTERNET SOFTWARE & SERVICES–3.3%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	2,730	384,657
Alphabet, Inc.–Class A(a)	530	492,730
Alphabet, Inc.–Class C(a)	4,298	3,905,722
Criteo SA (Sponsored ADR)(a)(b)	4,740	232,497
eBay, Inc.(a)	4,940	172,505
Facebook, Inc.–Class A(a)	25,970	3,920,951
NetEase, Inc. (ADR)	450	135,284
Tencent Holdings Ltd.	8,200	294,174
Yahoo Japan Corp.	107,600	467,761

		10,006,281

IT SERVICES–2.0%
Automatic Data Processing, Inc.	4,010	410,864
Booz Allen Hamilton Holding Corp.	15,509	504,663
Cognizant Technology Solutions Corp.–Class A	6,975	463,140
Fiserv, Inc.(a)	8,910	1,090,049
Fujitsu Ltd.	21,000	155,322
Vantiv, Inc.–Class A(a)	5,670	359,138
Visa, Inc.–Class A	31,910	2,992,520

		5,975,696

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.0%
Applied Materials, Inc.	1,594	65,848
ASM International NV	3,950	229,707
ASML Holding NV	2,601	339,047
Infineon Technologies AG	8,360	177,571
Intel Corp.	38,891	1,312,182
NVIDIA Corp.	3,409	492,805
SCREEN Holdings Co., Ltd.	2,700	180,610

Siltronic AG(a)	2,900	$246,398
SK Hynix, Inc.	1,720	101,273
Sumco Corp.	18,700	271,804
Taiwan Semiconductor Manufacturing Co., Ltd.	21,000	143,477
Texas Instruments, Inc.	7,060	543,126
Tokyo Electron Ltd.	1,300	175,751
Xilinx, Inc.	25,729	1,654,889

		5,934,488

SOFTWARE–2.0%
Adobe Systems, Inc.(a)	11,340	1,603,930
Constellation Software, Inc./Canada	1,679	878,355
Dassault Systemes SE	3,130	280,732
Electronic Arts, Inc.(a)	9,140	966,281
Nintendo Co., Ltd.	900	301,312
Oracle Corp.	34,046	1,707,066
ServiceNow, Inc.(a)	3,245	343,970

		6,081,646

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
Apple, Inc.	16,020	2,307,200
Hewlett Packard Enterprise Co.	28,408	471,289
HP, Inc.	42,002	734,195
NCR Corp.(a)	3,432	140,163
Samsung Electronics Co., Ltd.	130	270,767
Samsung Electronics Co., Ltd. (Preference Shares)	130	211,965
Xerox Corp.	16,907	485,738

		4,621,317

		36,537,594

REAL ESTATE–9.9%
DIVERSIFIED REAL ESTATE ACTIVITIES–1.0%
City Developments Ltd.	38,600	300,679
LendLease Group	36,670	469,324
Leopalace21 Corp.	22,900	142,454
Mitsubishi Estate Co., Ltd.	9,600	179,451
Mitsui Fudosan Co., Ltd.	31,800	761,880
Sumitomo Realty & Development Co., Ltd.	12,000	371,619
Wharf Holdings Ltd. (The)	69,000	570,954
Wheelock & Co., Ltd.	15,000	113,139

		2,909,500

DIVERSIFIED REITs–1.2%
Armada Hoffler Properties, Inc.	20,820	269,619
Empire State Realty Trust, Inc.–Class A	18,390	381,960
GPT Group (The)	78,470	288,615
Gramercy Property Trust	12,827	381,090
H&R Real Estate Investment Trust	11,960	203,084

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Heiwa Real Estate REIT, Inc.	119	$92,529
Hispania Activos Inmobiliarios SOCIMI SA	12,070	199,549
Hulic Reit, Inc.	92	143,552
ICADE	4,890	410,227
Liberty Property Trust	8,290	337,486
Merlin Properties Socimi SA	26,344	333,268
Mirvac Group	130,480	213,366
Premier Investment Corp.	65	63,453
Washington Real Estate Investment Trust	11,260	359,194

		3,676,992

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–0.4%
Mid-America Apartment Communities, Inc.	11,361	1,197,222

HEALTH CARE REITs–0.5%
Healthcare Realty Trust, Inc.	9,200	314,180
Medical Properties Trust, Inc.	22,270	286,615
Sabra Health Care REIT, Inc.(b)	9,300	224,130
Welltower, Inc.	10,820	809,877

		1,634,802

HOTEL & RESORT REITs–0.2%
Park Hotels & Resorts, Inc.	10,270	276,879
Summit Hotel Properties, Inc.	15,550	290,008

		566,887

INDUSTRIAL REITs–0.7%
Goodman Group	27,870	168,440
LaSalle Logiport REIT	151	152,136
Mapletree Logistics Trust	247,900	215,148
Monmouth Real Estate Investment Corp.–Class A	15,160	228,158
Pure Industrial Real Estate Trust	28,880	153,219
Rexford Industrial Realty, Inc.	14,460	396,782
Segro PLC	43,320	276,111
STAG Industrial, Inc.	15,310	422,556

		2,012,550

OFFICE REITs–1.4%
Alexandria Real Estate Equities, Inc.	4,520	544,524
Allied Properties Real Estate Investment Trust	7,776	233,376
Axiare Patrimonio SOCIMI SA	9,740	166,423
Boston Properties, Inc.	4,844	595,909
Brandywine Realty Trust	12,110	212,288
Columbia Property Trust, Inc.	18,100	405,078
Corporate Office Properties Trust	8,930	312,818

Daiwa Office Investment Corp.	35	$176,579
Derwent London PLC	8,490	293,454
Hudson Pacific Properties, Inc.	11,790	403,100
Investa Office Fund	53,120	179,108
Japan Real Estate Investment Corp.	33	164,010
MCUBS MidCity Investment Corp.	50	149,651
Parkway, Inc.	7,220	165,266
Workspace Group PLC	22,686	263,119

		4,264,703

REAL ESTATE DEVELOPMENT–0.3%
Cheung Kong Property Holdings Ltd.	82,000	641,673
TAG Immobilien AG	9,834	154,893

		796,566

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.4%
Daito Trust Construction Co., Ltd.	3,200	498,546
Global Logistic Properties Ltd.	43,200	89,746
Vonovia SE	16,542	658,143

		1,246,435

REAL ESTATE OPERATING COMPANIES–0.6%
BUWOG AG(a)	7,126	204,736
CA Immobilien Anlagen AG	10,540	257,137
Deutsche Wohnen AG	7,770	297,726
Entra ASA(c)	19,448	242,263
Fabege AB	14,310	275,478
Hongkong Land Holdings Ltd.	42,100	309,823
Inmobiliaria Colonial SA	20,777	181,270
Parque Arauco SA	35,310	88,937

		1,857,370

RESIDENTIAL REITs–1.0%
AvalonBay Communities, Inc.	3,650	701,421
Camden Property Trust	2,870	245,414
Education Realty Trust, Inc.	5,640	218,550
Essex Property Trust, Inc.	1,920	493,958
Independence Realty Trust, Inc.	30,540	301,430
Japan Rental Housing Investments, Inc.	236	174,154
Killam Apartment Real Estate Investment Trust	17,580	172,709
Sun Communities, Inc.	4,731	414,861
UNITE Group PLC (The)	31,460	265,922

		2,988,419

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

RETAIL REITs–1.6%
Brixmor Property Group, Inc.	19,140	$342,223
Eurocommercial Properties NV	5,300	211,778
Frontier Real Estate Investment Corp.	39	160,716
Fukuoka REIT Corp.	116	178,319
GGP, Inc.	24,740	582,874
Kenedix Retail REIT Corp.	70	147,777
Klepierre	8,873	363,667
Link REIT	91,768	698,083
National Retail Properties, Inc.	7,050	275,655
Realty Income Corp.	10,330	570,009
Retail Opportunity Investments Corp.	12,600	241,794
Simon Property Group, Inc.	4,166	673,892
Urban Edge Properties	12,980	308,015

		4,754,802

SPECIALIZED REITs–0.6%
Digital Realty Trust, Inc.	5,180	585,081
EPR Properties	5,370	385,942
Equinix, Inc.	700	300,412
National Storage Affiliates Trust	15,010	346,881
Public Storage	1,360	283,601

		1,901,917

		29,808,165

FINANCIALS–9.4%
BANKS–4.5%
ABN AMRO Group NV (GDR)(c)	6,620	175,376
Australia & New Zealand Banking Group Ltd.	17,970	396,628
Banco Santander SA	23,410	155,439
Bank of America Corp.	89,314	2,166,758
Bank of Queensland Ltd.	24,758	217,826
Barclays PLC	100,790	266,567
BNP Paribas SA	12,600	907,108
BOC Hong Kong Holdings Ltd.	61,500	294,321
Citigroup, Inc.	14,051	939,731
Citizens Financial Group, Inc.	1,635	58,337
Comerica, Inc.	7,529	551,424
Danske Bank A/S	8,225	316,441
DNB ASA	17,040	290,102
Erste Group Bank AG(a)	8,740	334,783
Fifth Third Bancorp	5,234	135,875
HSBC Holdings PLC	30,730	285,235
ING Groep NV	25,450	439,337
Intesa Sanpaolo SpA	54,080	172,018
Itau Unibanco Holding SA (Preference Shares)	8,250	91,517
JPMorgan Chase & Co.	18,724	1,711,374
KB Financial Group, Inc.	2,170	109,564

Mitsubishi UFJ Financial Group, Inc.	58,700	$395,934
PNC Financial Services Group, Inc. (The)	2,996	374,111
Royal Bank of Canada	1,710	124,162
Sberbank of Russia PJSC (Sponsored ADR)(b)	15,598	162,063
SunTrust Banks, Inc.	2,924	165,849
US Bancorp	9,085	471,693
Wells Fargo & Co.	34,306	1,900,895

		13,610,468

CAPITAL MARKETS–1.3%
Amundi SA(c)	1,900	137,668
Credit Suisse Group AG (REG)(a)	30,438	442,903
Franklin Resources, Inc.	1,564	70,052
Goldman Sachs Group, Inc. (The)	2,677	594,026
MarketAxess Holdings, Inc.	1,447	290,992
Morgan Stanley	8,180	364,501
Partners Group Holding AG	980	608,492
S&P Global, Inc.	4,720	689,073
Thomson Reuters Corp.	2,453	113,549
UBS Group AG(a)	41,202	700,676

		4,011,932

CONSUMER FINANCE–0.7%
Capital One Financial Corp.	7,473	617,419
Discover Financial Services	1,591	98,945
Hitachi Capital Corp.	8,000	192,905
OneMain Holdings, Inc.(a)	13,414	329,850
Synchrony Financial	29,534	880,704

		2,119,823

DIVERSIFIED FINANCIAL SERVICES–0.4%
Berkshire Hathaway, Inc.–Class B(a)	4,127	698,990
GRENKE AG	1,382	307,637
ORIX Corp.	11,600	180,494

		1,187,121

INSURANCE–2.2%
Admiral Group PLC	14,769	385,395
AIA Group Ltd.	129,800	949,664
Allstate Corp. (The)	8,598	760,407
American International Group, Inc.	18,683	1,168,061
Aviva PLC	21,130	144,938
First American Financial Corp.	11,689	522,381
FNF Group	16,512	740,233
Hartford Financial Services Group, Inc. (The)	2,784	146,355
Lincoln National Corp.	5,204	351,686
Loews Corp.	1,598	74,802
PICC Property & Casualty Co., Ltd.–Class H	74,000	123,588

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Principal Financial Group, Inc.	1,371	$87,840
Prudential Financial, Inc.	2,641	285,598
Prudential PLC	33,890	777,903
Suncorp Group Ltd.	13,980	159,232

		6,678,083

THRIFTS & MORTGAGE FINANCE–0.3%
Essent Group Ltd.(a)	5,754	213,704
Housing Development Finance Corp., Ltd.	20,140	502,026

		715,730

		28,323,157

HEALTH CARE–7.9%
BIOTECHNOLOGY–0.7%
Biogen, Inc.(a)	4,582	1,243,372
China Biologic Products, Inc.(a)(b)	1,190	134,589
Gilead Sciences, Inc.	8,239	583,156
Grifols SA (ADR)	9,540	201,580

		2,162,697

HEALTH CARE EQUIPMENT & SUPPLIES–2.2%
Align Technology, Inc.(a)	2,725	409,077
Baxter International, Inc.	2,268	137,305
Danaher Corp.	11,219	946,771
Edwards Lifesciences Corp.(a)	18,245	2,157,289
Essilor International SA	6,500	826,882
Intuitive Surgical, Inc.(a)	2,124	1,986,726
Sartorius AG (Preference Shares)	1,296	125,318

		6,589,368

HEALTH CARE PROVIDERS & SERVICES–1.8%
Aetna, Inc.	4,027	611,419
Cigna Corp.	4,461	746,727
Express Scripts Holding Co.(a)	2,730	174,283
McKesson Corp.	3,979	654,705
Quest Diagnostics, Inc.	3,584	398,398
UnitedHealth Group, Inc.	13,241	2,455,146
VCA, Inc.(a)	3,160	291,700

		5,332,378

HEALTH CARE TECHNOLOGY–0.3%
Cerner Corp.(a)	12,740	846,828

LIFE SCIENCES TOOLS & SERVICES–0.5%
Eurofins Scientific SE	1,706	962,533
Mettler-Toledo International, Inc.(a)	739	434,931

Thermo Fisher Scientific, Inc.	1,098	$191,568

		1,589,032

PHARMACEUTICALS–2.4%
Johnson & Johnson	11,556	1,528,743
Mallinckrodt PLC(a)	14,062	630,118
Merck & Co., Inc.	6,294	403,382
Novartis AG (REG)	2,630	219,675
Novo Nordisk A/S–Class B	5,860	251,788
Pfizer, Inc.	7,360	247,222
Roche Holding AG	2,950	753,769
Sanofi	5,500	527,010
Shire PLC	10,300	567,931
Teva Pharmaceutical Industries Ltd.	1,680	55,391
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	28,989	963,015
Zoetis, Inc.	19,210	1,198,320

		7,346,364

		23,866,667

CONSUMER DISCRETIONARY–6.8%
AUTO COMPONENTS–0.8%
Bridgestone Corp.	2,800	121,048
Cie Generale des Etablissements Michelin–Class B	1,010	134,425
Faurecia	5,420	274,854
Hankook Tire Co., Ltd.	1,660	92,274
Lear Corp.	3,221	457,640
Magna International, Inc.–Class A	18,910	876,100
Sumitomo Electric Industries Ltd.	11,500	177,910
Valeo SA	4,130	277,862

		2,412,113

AUTOMOBILES–0.5%
General Motors Co.	9,402	328,412
Honda Motor Co., Ltd.	14,500	397,272
Peugeot SA	16,800	334,818
Toyota Motor Corp.	10,000	525,634

		1,586,136

DIVERSIFIED CONSUMER SERVICES–0.0%
Tarena International, Inc. (ADR)	4,100	73,431

HOTELS, RESTAURANTS & LEISURE–0.6%
Carnival Corp.	2,091	137,107
Merlin Entertainments PLC(c)	20,239	126,693
Royal Caribbean Cruises Ltd.	863	94,265
Sodexo SA	2,771	358,131
Starbucks Corp.	18,150	1,058,327

		1,774,523

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HOUSEHOLD DURABLES–0.1%
Panasonic Corp.	21,900	$298,393

INTERNET & DIRECT MARKETING RETAIL–0.2%
Priceline Group, Inc. (The)(a)	280	523,746

MEDIA–1.5%
Comcast Corp.–Class A	52,104	2,027,888
CTS Eventim AG & Co. KGaA	13,588	601,672
Regal Entertainment Group–Class A(b)	14,456	295,770
Scripps Networks Interactive, Inc.–Class A	6,562	448,250
Walt Disney Co. (The)	10,348	1,099,475

		4,473,055

MULTILINE RETAIL–0.3%
Dollar Tree, Inc.(a)	11,881	830,720
Target Corp.	3,136	163,981

		994,701

SPECIALTY RETAIL–1.8%
ABC-Mart, Inc.	7,400	436,098
Best Buy Co., Inc.	1,420	81,409
Burlington Stores, Inc.(a)	3,662	336,867
Home Depot, Inc. (The)	15,021	2,304,221
Michaels Cos., Inc. (The)(a)	24,025	444,943
O’Reilly Automotive, Inc.(a)	1,010	220,927
TJX Cos., Inc. (The)	15,868	1,145,194
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,900	545,946

		5,515,605

TEXTILES, APPAREL & LUXURY GOODS–1.0%
HUGO BOSS AG	2,740	192,080
Kering	490	166,851
NIKE, Inc.–Class B	34,312	2,024,408
Samsonite International SA	103,800	433,655

		2,816,994

		20,468,697

CONSUMER STAPLES–4.8%
BEVERAGES–1.1%
Asahi Group Holdings Ltd.	2,500	94,151
Constellation Brands, Inc.–Class A	4,630	896,970
Monster Beverage Corp.(a)	28,131	1,397,548
PepsiCo, Inc.	6,097	704,142
Pernod Ricard SA	1,700	227,642

		3,320,453

FOOD & STAPLES RETAILING–0.7%
Costco Wholesale Corp.	8,690	1,389,791
Sugi Holdings Co., Ltd.	2,800	150,040
Wal-Mart Stores, Inc.	7,088	536,420

		2,076,251

FOOD PRODUCTS–0.3%
Archer-Daniels-Midland Co.	4,072	$168,499
BRF SA	6,100	72,178
Orkla ASA	22,760	231,333
Tyson Foods, Inc.–Class A	5,154	322,795
WH Group Ltd.(c)	185,500	187,313

		982,118

HOUSEHOLD PRODUCTS–0.7%
Colgate-Palmolive Co.	3,537	262,198
Henkel AG & Co. KGaA (Preference Shares)	2,200	303,366
Procter & Gamble Co. (The)	11,786	1,027,150
Reckitt Benckiser Group PLC	4,120	417,657

		2,010,371

PERSONAL PRODUCTS–0.3%
Unilever PLC	17,668	956,155

TOBACCO–1.7%
Altria Group, Inc.	8,170	608,420
British American Tobacco PLC	24,129	1,644,219
Imperial Brands PLC	4,360	195,926
Japan Tobacco, Inc.	31,600	1,110,679
Philip Morris International, Inc.	11,740	1,378,863

		4,938,107

		14,283,455

INDUSTRIALS–4.1%
AEROSPACE & DEFENSE–0.8%
Airbus SE	4,730	390,346
BAE Systems PLC	34,190	282,248
Hexcel Corp.	4,241	223,882
L3 Technologies, Inc.	383	63,992
Raytheon Co.	4,571	738,125
Saab AB–Class B	3,900	192,747
United Technologies Corp.	4,091	499,552

		2,390,892

AIRLINES–0.6%
International Consolidated Airlines Group SA	39,730	315,845
Japan Airlines Co., Ltd.	11,200	346,927
JetBlue Airways Corp.(a)	22,157	505,844
Qantas Airways Ltd.	92,454	406,386
United Continental Holdings, Inc.(a)	2,002	150,651

		1,725,653

BUILDING PRODUCTS–0.4%
Allegion PLC	7,360	597,043
AO Smith Corp.	9,630	542,458

		1,139,501

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMERCIAL SERVICES & SUPPLIES–0.1%
Babcock International Group PLC	10,755	$123,333
IWG PLC	40,670	171,460

		294,793

CONSTRUCTION & ENGINEERING–0.1%
Quanta Services, Inc.(a)	5,685	187,150

ELECTRICAL EQUIPMENT–0.3%
Eaton Corp. PLC	10,095	785,694
Philips Lighting NV(c)	2,500	92,343
TKH Group NV	2,610	144,880

		1,022,917

INDUSTRIAL CONGLOMERATES–0.4%
General Electric Co.	8,832	238,552
Roper Technologies, Inc.	4,465	1,033,782

		1,272,334

MACHINERY–0.8%
Cummins, Inc.	2,636	427,612
FANUC Corp.	1,600	309,673
IDEX Corp.	3,120	352,591
IHI Corp.(a)	82,000	280,225
Ingersoll-Rand PLC	4,317	394,531
Oshkosh Corp.	6,805	468,728
WABCO Holdings, Inc.(a)	1,960	249,920

		2,483,280

PROFESSIONAL SERVICES–0.1%
Teleperformance	2,899	371,715

ROAD & RAIL–0.2%
Union Pacific Corp.	4,830	526,035

TRADING COMPANIES & DISTRIBUTORS–0.3%
BOC Aviation Ltd.(c)	37,400	197,737
Brenntag AG	8,430	488,890
United Rentals, Inc.(a)	3,291	370,929

		1,057,556

		12,471,826

ENERGY–3.1%
ENERGY EQUIPMENT & SERVICES–0.1%
RPC, Inc.(b)	21,831	441,204

OIL, GAS & CONSUMABLE FUELS–3.0%
Canadian Natural Resources Ltd.	19,975	576,079
Canadian Natural Resources Ltd. (Toronto)	5,860	169,094
Chevron Corp.	6,492	677,310
Devon Energy Corp.	15,035	480,669

EOG Resources, Inc.	11,256	$1,018,893
Exxon Mobil Corp.	14,684	1,185,439
Hess Corp.	10,872	476,955
JXTG Holdings, Inc.	77,300	338,227
LUKOIL PJSC (Sponsored ADR)	1,180	57,538
Marathon Oil Corp.	4,332	51,334
Marathon Petroleum Corp.	14,575	762,710
Novatek PJSC (Sponsored GDR)(c)	1,040	115,992
QEP Resources, Inc.(a)	26,098	263,590
Royal Dutch Shell PLC–Class A	68,405	1,818,881
TOTAL SA	12,950	642,928
Valero Energy Corp.	2,806	189,293
YPF SA (Sponsored ADR)	5,353	117,231

		8,942,163

		9,383,367

MATERIALS–2.0%
CHEMICALS–1.0%
Air Water, Inc.	9,800	180,866
Arkema SA	2,756	294,318
CF Industries Holdings, Inc.(b)	18,961	530,150
Eastman Chemical Co.	4,166	349,902
Ecolab, Inc.	4,230	561,532
Incitec Pivot Ltd.	71,140	186,598
Johnson Matthey PLC	4,396	164,527
Koninklijke DSM NV	1,978	143,865
LyondellBasell Industries NV–Class A	3,895	328,699
Mosaic Co. (The)	1,842	42,053
Nippon Shokubai Co., Ltd.	3,700	238,995

		3,021,505

CONSTRUCTION MATERIALS–0.3%
Anhui Conch Cement Co., Ltd.–Class H	52,000	180,718
Buzzi Unicem SpA	5,570	138,888
Fletcher Building Ltd.	25,910	151,726
Grupo Cementos de Chihuahua SAB de CV(a)	39,050	198,082
HeidelbergCement AG	1,720	166,735

		836,149

CONTAINERS & PACKAGING–0.0%
WestRock Co.	1,282	72,638

METALS & MINING–0.6%
BHP Billiton PLC	25,850	396,040
BlueScope Steel Ltd.	10,560	106,910
Boliden AB	6,450	176,310
Gerdau SA (Preference Shares)	40,300	125,052
Glencore PLC(a)	183,960	689,339
MMC Norilsk Nickel PJSC (ADR) (London)	7,526	103,683

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

Newmont Mining Corp.		3,210	$103,972
Sumitomo Metal Mining Co., Ltd.		11,000	147,027

			1,848,333

PAPER & FOREST PRODUCTS–0.1%
Mondi PLC		7,454	195,457

			5,974,082

TELECOMMUNICATION SERVICES–1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.8%
AT&T, Inc.		20,559	775,691
BT Group PLC		153,050	588,514
China Unicom Hong Kong Ltd.(a)		130,000	192,968
Nippon Telegraph & Telephone Corp.		15,000	708,061
TDC A/S		32,900	191,327

			2,456,561

WIRELESS TELECOMMUNICATION SERVICES–0.7%
SoftBank Group Corp.		11,500	934,836
T-Mobile US, Inc.(a)		9,989	605,533
Vodafone Group PLC		165,413	469,765

			2,010,134

			4,466,695

UTILITIES–1.3%
ELECTRIC UTILITIES–0.9%
American Electric Power Co., Inc.		10,829	752,291
Edison International		7,026	549,363
EDP–Energias de Portugal SA		47,160	154,271
Enel SpA		35,141	188,478
Eversource Energy		1,154	70,059
PG&E Corp.		6,743	447,533
Portland General Electric Co.		11,183	510,951

			2,672,946

MULTI-UTILITIES–0.4%
Ameren Corp.		1,182	64,620
CMS Energy Corp.		1,661	76,821
DTE Energy Co.		1,111	117,533
NiSource, Inc.		22,229	563,727
Public Service Enterprise Group, Inc.		3,500	150,535
WEC Energy Group, Inc.		1,887	115,824

			1,089,060

WATER UTILITIES–0.0%
Pennon Group PLC		10,440	112,198

			3,874,204

TRANSPORTATION–0.2%
AIRPORT SERVICES–0.0%
Sydney Airport		29,160	$158,843

HIGHWAYS & RAILTRACKS–0.1%
Transurban Group		31,380	285,790

RAILROADS–0.1%
East Japan Railway Co.		1,800	172,433

			617,066

BANKS–0.1%
THRIFTS & MORTGAGE FINANCE–0.1%
Aareal Bank AG		5,360	212,820

Total Common Stocks (cost $149,770,512)			190,287,795

	Principal Amount (000)
MORTGAGE PASS-THROUGHS–7.8%
AGENCY FIXED RATE 30-YEAR–7.0%
Federal Home Loan Mortgage Corp. Gold 4.00%, 2/01/46	U.S.$	526	556,504
Series 2005 5.50%, 1/01/35		195	217,401
Series 2007 5.50%, 7/01/35		20	22,166
Series 2017 4.00%, 7/01/44		417	440,492
Federal National Mortgage Association 3.00%, 5/01/45		1,257	1,258,855
3.50%, 7/01/47, TBA		4,395	4,513,116
4.00%, 12/01/40–10/01/43		1,329	1,407,476
4.00%, 7/01/47, TBA		3,180	3,342,230
4.50%, 7/25/47, TBA		4,643	4,979,617
5.00%, 12/01/39		112	122,525
Series 2004 5.50%, 2/01/34–11/01/34		73	81,219
Series 2007 5.50%, 1/01/37–8/01/37		273	303,147
Series 2008 5.50%, 8/01/37		129	143,669

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association 3.00%, 12/20/46	U.S.$	500	$506,019
3.50%, 7/01/47, TBA		3,040	3,148,300

			21,042,736

AGENCY FIXED RATE 15-YEAR–0.8%
Federal National Mortgage Association 2.50%, 12/01/31–1/01/32		1,605	1,614,962
Series 2016 2.50%, 11/01/31		789	793,665

			2,408,627

Total Mortgage Pass-Throughs (cost $23,423,996)			23,451,363

CORPORATES–INVESTMENT GRADE–7.8%
INDUSTRIAL–4.3%
BASIC–0.4%
Dow Chemical Co. (The) 4.125%, 11/15/21		165	175,420
Eastman Chemical Co. 3.80%, 3/15/25		84	86,400
Glencore Funding LLC 4.125%, 5/30/23(c)		126	129,296
Minsur SA 6.25%, 2/07/24(c)		168	180,390
Mosaic Co. (The) 5.625%, 11/15/43		96	97,981
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(c)		237	236,574
Vale Overseas Ltd. 6.875%, 11/21/36		145	155,513
Yamana Gold, Inc. 4.95%, 7/15/24		142	143,379

			1,204,953

CAPITAL GOODS–0.1%
Embraer Netherlands Finance BV 5.40%, 2/01/27		160	166,364
General Electric Co. Series D 5.00%, 1/21/21(d)		68	72,111

			238,475

COMMUNICATIONS–MEDIA–0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		165	178,251

Comcast Corp. 5.15%, 3/01/20	U.S.$	451	$488,753
Cox Communications, Inc. 2.95%, 6/30/23(c)		91	88,673
Discovery Communications LLC 3.45%, 3/15/25		104	100,796
Time Warner Cable LLC 4.125%, 2/15/21		165	172,923
4.50%, 9/15/42		85	81,126
Viacom, Inc. 4.375%, 3/15/43		23	20,445

			1,130,967

COMMUNICATIONS–TELECOMMUNICATIONS–0.8%
AT&T, Inc. 3.40%, 5/15/25		575	564,322
3.80%, 3/15/22		75	77,704
4.125%, 2/17/26		345	353,556
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	46	38,128
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.36%, 9/20/21(c)	U.S.$	225	226,980
Verizon Communications, Inc. 2.625%, 8/15/26		295	272,226
3.50%, 11/01/24		1,048	1,057,788

			2,590,704

CONSUMER CYCLICAL–AUTOMOTIVE–0.4%
Ford Motor Credit Co. LLC 5.875%, 8/02/21		915	1,017,983
General Motors Co. 3.50%, 10/02/18		130	132,240
General Motors Financial Co., Inc. 4.00%, 1/15/25		41	41,235
4.30%, 7/13/25		50	51,070

			1,242,528

CONSUMER NON-CYCLICAL–0.6%
Becton Dickinson and Co. 3.734%, 12/15/24		66	67,109
Biogen, Inc. 4.05%, 9/15/25		251	265,390
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		155	173,135
Grupo Bimbo SAB de CV 3.875%, 6/27/24(c)		339	349,295
Laboratory Corp. of America Holdings 3.60%, 2/01/25		100	101,359

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Mylan NV 3.95%, 6/15/26	U.S.$	68	$68,968
Sigma Alimentos SA de CV 4.125%, 5/02/26(c)		200	202,250
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23		211	205,461
3.15%, 10/01/26		146	138,517
Tyson Foods, Inc. 2.65%, 8/15/19		64	64,806
3.95%, 8/15/24		206	215,956

			1,852,246

ENERGY–1.0%
Cenovus Energy, Inc. 3.00%, 8/15/22		17	16,296
5.70%, 10/15/19		59	62,267
Ecopetrol SA 5.875%, 5/28/45		94	86,292
Encana Corp. 3.90%, 11/15/21		140	142,878
Enterprise Products Operating LLC 3.70%, 2/15/26		278	282,887
5.20%, 9/01/20		185	200,788
Hess Corp. 4.30%, 4/01/27		199	194,879
Kinder Morgan Energy Partners LP 2.65%, 2/01/19		302	304,201
Kinder Morgan, Inc./DE 5.00%, 2/15/21(c)		250	267,815
Marathon Petroleum Corp. 5.125%, 3/01/21		163	176,389
Nabors Industries, Inc. 5.50%, 1/15/23(c)		212	200,775
Noble Energy, Inc. 3.90%, 11/15/24		170	174,128
8.25%, 3/01/19		374	409,616
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		232	226,212
Sabine Pass Liquefaction LLC 5.00%, 3/15/27		146	155,395
TransCanada PipeLines Ltd. 3.392% (LIBOR 3 Month + 2.21%), 5/15/67(e)		120	114,128
Williams Partners LP 4.125%, 11/15/20		155	161,784

			3,176,730

SERVICES–0.1%
S&P Global, Inc. 4.40%, 2/15/26	U.S.$	226	$242,720
Total System Services, Inc. 3.75%, 6/01/23		45	46,689

			289,409

TECHNOLOGY–0.4%
Agilent Technologies, Inc. 5.00%, 7/15/20		71	76,253
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24(c)		53	54,350
3.875%, 1/15/27(c)		117	120,132
Dell International LLC/EMC Corp. 6.02%, 6/15/26(c)		50	55,189
Fidelity National Information Services, Inc. 5.00%, 10/15/25		3	3,324
HP, Inc. 4.65%, 12/09/21		114	123,015
KLA-Tencor Corp. 4.65%, 11/01/24		225	242,816
Lam Research Corp. 2.80%, 6/15/21		71	72,005
Motorola Solutions, Inc. 7.50%, 5/15/25		33	39,340
Seagate HDD Cayman 4.75%, 1/01/25		127	127,933
Western Digital Corp. 7.375%, 4/01/23(c)		156	171,210

			1,085,567

TRANSPORTATION–SERVICES–0.1%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/22(c)		200	204,329

			13,015,908

FINANCIAL INSTITUTIONS–3.3%
BANKING–2.8%
Banco Santander SA 3.50%, 4/11/22		200	204,582
Bank of America Corp. 2.881%, 4/24/23		265	265,723
3.824%, 1/20/28		270	274,892
Barclays Bank PLC Series E 6.625%, 3/30/22(c)	EUR	84	119,028
Barclays PLC 3.65%, 3/16/25	U.S.$	270	268,961

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 3.80%, 1/10/24(c)	U.S.$	215	$223,447
Citigroup, Inc. 3.875%, 3/26/25		235	236,582
Compass Bank 2.875%, 6/29/22		265	263,876
5.50%, 4/01/20		314	333,920
Cooperatieve Rabobank UA 4.375%, 8/04/25		320	335,325
Credit Agricole SA/London 4.125%, 1/10/27(c)		250	261,235
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 6/09/23		385	396,419
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21		208	205,223
3.75%, 5/22/25		186	190,085
5.75%, 1/24/22		335	377,120
Series D 6.00%, 6/15/20		217	239,453
JPMorgan Chase & Co. 3.22%, 3/01/25		265	265,739
Lloyds Banking Group PLC 4.65%, 3/24/26		200	208,368
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26		272	284,088
Morgan Stanley 5.625%, 9/23/19		168	180,457
Series G 5.50%, 7/24/20		189	206,250
Nationwide Building Society 4.00%, 9/14/26(c)		290	287,071
6.25%, 2/25/20(c)		465	512,398
PNC Bank NA 3.80%, 7/25/23		685	720,647
Santander Issuances SAU 3.25%, 4/04/26(c)	EUR	200	243,666
Santander UK Group Holdings PLC 2.875%, 8/05/21	U.S.$	226	226,294
Santander UK PLC 5.00%, 11/07/23(c)		200	214,304
Sumitomo Mitsui Banking Corp. 1.966%, 1/11/19		265	264,881
UBS Group Funding Switzerland AG 4.125%, 9/24/25(c)		305	319,295
US Bancorp Series J 5.30%, 4/15/27(d)		116	123,454
Wells Fargo & Co. 3.069%, 1/24/23		212	214,616

			8,467,399

INSURANCE–0.2%
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	U.S.$	38	$41,178
Lincoln National Corp. 8.75%, 7/01/19		31	34,876
MetLife, Inc. 10.75%, 8/01/39		70	116,551
XLIT Ltd. 3.25%, 6/29/47	EUR	165	186,431
6.375%, 11/15/24	U.S.$	157	183,880

			562,916

REITS–0.3%
American Tower Corp. 5.05%, 9/01/20		380	408,975
Host Hotels & Resorts LP Series D 3.75%, 10/15/23		10	10,188
Trust F/1401 5.25%, 1/30/26(c)		200	207,491
Welltower, Inc. 4.00%, 6/01/25		238	246,430

			873,084

			9,903,399

UTILITY–0.2%
ELECTRIC–0.2%
Exelon Corp. 5.15%, 12/01/20		89	95,670
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24(c)		320	344,800
Pacific Gas & Electric Co. 6.05%, 3/01/34		38	49,034

			489,504

Total Corporates–Investment Grade (cost $22,661,093)			23,408,811

GOVERNMENTS–TREASURIES–6.4%
UNITED STATES–6.4%
U.S. Treasury Bonds 2.75%, 8/15/42		280	276,981
2.875%, 11/15/46		215	216,176
3.00%, 5/15/45–5/15/47		738	761,004
3.125%, 2/15/43–8/15/44		575	607,584
3.375%, 5/15/44		234	258,533
4.375%, 2/15/38		1,027	1,308,972
4.75%, 2/15/37		110	146,541
6.25%, 5/15/30		149	212,110
U.S. Treasury Notes 0.625%, 9/30/17		3,590	3,586,073
1.125%, 2/28/19		6,390	6,366,037

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

1.25%, 4/30/19–5/31/19	U.S.$	2,560	$2,554,000
1.75%, 11/30/21		1,335	1,331,454
2.00%, 11/15/26		360	351,056
2.25%, 11/15/24		305	306,668
2.375%, 8/15/24		1,081	1,097,959

Total Governments–Treasuries (cost $19,349,200)			19,381,148

ASSET-BACKED SECURITIES–3.5%
AUTOS–FIXED RATE–2.0%
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20		454	454,055
Americredit Automobile Receivables Trust Series 2016-4, Class A2A 1.34%, 4/08/20		185	184,706
California Republic Auto Receivables Trust Series 2014-2, Class A4 1.57%, 12/16/19		115	115,360
Series 2015-2, Class A3 1.31%, 8/15/19		75	74,661
Capital Auto Receivables Asset Trust Series 2014-1, Class B 2.22%, 1/22/19		60	59,962
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3 1.91%, 3/16/20(c)		152	151,834
CPS Auto Receivables Trust Series 2013-B, Class A 1.82%, 9/15/20(c)		48	47,494
CPS Auto Trust Series 2017-A, Class A 1.68%, 8/17/20(c)		105	104,481
Drive Auto Receivables Trust Series 2016-CA, Class A3 1.67%, 11/15/19(c)		161	160,999
Series 2017-AA, Class A3 1.77%, 1/15/20(c)		235	234,772
Series 2017-BA, Class A1 1.20%, 4/16/18(c)		142	141,817

Series 2017-BA, Class A3 1.74%, 6/17/19(c)	U.S.$	215	$215,045
Enterprise Fleet Financing LLC Series 2014-2, Class A2 1.05%, 3/20/20(c)		23	23,284
Series 2015-1, Class A2 1.30%, 9/20/20(c)		125	124,792
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 2/15/23(c)		140	149,264
Series 2016-3A, Class A 1.84%, 11/16/20(c)		71	70,619
Series 2017-2A, Class A 2.11%, 6/15/21(c)		167	167,360
Fifth Third Auto Trust Series 2014-3, Class A4 1.47%, 5/17/21		268	267,901
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53%, 11/16/20(c)		122	121,283
Flagship Credit Auto Trust Series 2016-3, Class A1 1.61%, 12/15/19(c)		154	153,338
Series 2016-4, Class A2 1.96%, 2/16/21(c)		110	109,727
Series 2016-4, Class D 3.89%, 11/15/22(c)		100	100,712
Series 2017-2, Class A 1.85%, 7/15/21(c)		215	215,042
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1 1.98%, 1/15/22		322	321,115
GM Financial Automobile Leasing Trust Series 2015-2, Class A3 1.68%, 12/20/18		365	365,344
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 1.65%, 5/15/20(c)		221	221,279

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2016-1, Class A1 1.96%, 5/17/21(c)	U.S.$	280	$280,584
Harley-Davidson Motorcycle Trust Series 2015-1, Class A3 1.41%, 6/15/20		99	98,593
Hertz Vehicle Financing II LP Series 2015-1A, Class A 2.73%, 3/25/21(c)		215	213,781
Series 2015-2A, Class A 2.02%, 9/25/19(c)		180	179,186
Series 2015-3A, Class A 2.67%, 9/25/21(c)		265	263,546
Hertz Vehicle Financing LLC Series 2013-1A, Class B2 2.48%, 8/25/19(c)		192	190,406
Series 2016-1A, Class A 2.32%, 3/25/20(c)		145	144,497
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40%, 11/15/18(c)		137	137,395
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3 1.34%, 7/16/18		177	176,739
Nissan Auto Lease Trust Series 2015-A, Class A3 1.40%, 6/15/18		60	60,241
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A 1.42%, 5/17/21(c)		9	9,277
Series 2016-2A, Class A2 1.57%, 6/17/19(c)		93	92,691

			6,203,182

OTHER ABS–FIXED RATE–0.5%
Ascentium Equipment Receivables Trust Series 2016-1A, Class A2 1.75%, 11/13/18(c)		41	40,874

CNH Equipment Trust Series 2014-B, Class A4 1.61%, 5/17/21	U.S.$	210	$210,246
Series 2015-A, Class A4 1.85%, 4/15/21		227	227,136
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30%, 3/23/20(c)		8	8,249
Marlette Funding Trust Series 2016-1A, Class A 3.06%, 1/17/23(c)		49	49,313
Series 2017-1A, Class A 2.827%, 3/15/24(c)		120	120,496
Series 2017-2A, Class A 2.39%, 7/15/24(c)		150	150,000
SBA Tower Trust 3.156%, 10/15/20(c)		251	255,904
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/25(c)		88	88,817
Series 2016-3, Class A 3.05%, 12/26/25(c)		124	124,769
Series 2017-2, Class A 3.28%, 2/25/26(c)		148	150,216
Series 2017-3, Class A 2.77%, 5/25/26(c)		155	156,027

			1,582,047

AUTOS–FLOATING RATE–0.5%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 1.659% (LIBOR 1 Month + 0.50%), 7/15/20(c)(e)		378	379,236
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A 2.712% (LIBOR 1 Month + 1.50%), 10/20/20(c)(e)		320	320,000
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1 1.562% (LIBOR 1 Month + 0.35%), 7/22/19(c)(e)		120	120,007

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Wells Fargo Dealer Floorplan Master Note Trust Series 2014-1, Class A 1.592% (LIBOR 1 Month + 0.38%), 7/20/19(e)	U.S.$	203	$203,023
Series 2015-1, Class A 1.712% (LIBOR 1 Month + 0.50%), 1/20/20(e)		384	384,700

			1,406,966

CREDIT CARDS–FIXED RATE–0.3%
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41%, 7/15/22		326	330,087
Series 2015-2, Class A 1.56%, 3/15/21		214	214,065
World Financial Network Credit Card Master Trust Series 2013-A, Class A 1.61%, 12/15/21		246	246,021

			790,173

CREDIT CARDS–FLOATING RATE–0.2%
Discover Card Execution Note Trust Series 2015-A1, Class A1 1.509% (LIBOR 1 Month + 0.35%), 8/17/20(e)		240	240,456
World Financial Network Credit Card Master Trust Series 2015-A, Class A 1.639% (LIBOR 1 Month + 0.48%), 2/15/22(e)		256	256,649

			497,105

HOME EQUITY LOANS–FIXED RATE–0.0%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33		56	56,584

Total Asset-Backed Securities (cost $10,498,886)			10,536,057

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.5%
NON-AGENCY FIXED RATE CMBS–2.1%
Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 2/10/51	U.S.$	150	$151,311
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		2	1,912
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(c)		335	339,191
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35(c)		495	512,010
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D 5.014%, 9/10/45(c)		169	155,693
Series 2015-GC27, Class A5 3.137%, 2/10/48		246	247,263
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.335%, 12/10/49		746	749,696
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 4/12/35(c)		156	153,985
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48		214	222,382
Series 2015-C4, Class A4 3.808%, 11/15/48		260	271,728
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(c)		443	448,395

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31(c)	U.S.$	276	$275,316
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class A1A 4.838%, 7/15/41(c)		107	106,642
Series 2006-LDP9, Class AM 5.372%, 5/15/47		81	81,207
Series 2007-CB19, Class AM 5.977%, 2/12/49		25	25,467
Series 2007-LD12, Class AM 6.264%, 2/15/51		251	254,626
Series 2012-C6, Class E 5.299%, 5/15/45(c)		119	107,102
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3 3.801%, 8/15/48		235	246,267
Series 2015-C32, Class C 4.818%, 11/15/48		195	187,549
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39		75	65,182
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2 2.767%, 1/20/41(c)		110	110,217
Series 2015-3, Class A2 2.729%, 4/20/48(c)		236	237,128
Series 2016-4, Class A2 2.579%, 3/10/49(c)		161	156,806
Morgan Stanley Capital I Trust Series 2005-IQ9, Class D 5.00%, 7/15/56		112	111,999
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/45		168	169,309

Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A 6.009%, 6/15/45	U.S.$	7	$7,170
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C 4.619%, 9/15/48		197	189,918
Series 2016-NXS6, Class C 4.453%, 11/15/49		180	179,174
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5 3.337%, 6/15/46		260	268,358
Series 2014-C20, Class A2 3.036%, 5/15/47		206	210,142

			6,243,145

NON-AGENCY FLOATING RATE CMBS–0.4%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A 3.072% (LIBOR 1 Month + 1.90%), 11/15/21(c)(e)		112	112,470
Series 2016-IMC, Class C 5.122% (LIBOR 1 Month + 3.95%), 11/15/21(c)(e)		113	113,457
CSMC Mortgage-Backed Trust Series 2016-MFF, Class D 5.367% (LIBOR 1 Month + 4.60%), 11/15/33(c)(e)		110	110,619
H/2 Asset Funding NRE Series 2015-1A 2.866% (LIBOR 1 Month + 0.92%), 6/24/49(e)(f)		133	132,991
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A 2.859% (LIBOR 1 Month + 1.70%), 7/15/36(c)(e)		304	304,762
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA 2.997% (LIBOR 1 Month + 1.87%), 8/15/26(c)(e)		105	105,179

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2015-XLF2, Class SNMA 3.077% (LIBOR 1 Month + 1.95%), 11/15/26(c)(e)	U.S.$	119	$118,075
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A 2.222% (LIBOR 1 Month + 1.05%), 4/15/32(c)(e)		18	17,619
Starwood Retail Property Trust Series 2014-STAR, Class A 2.347% (LIBOR 1 Month + 1.22%), 11/15/27(c)(e)		378	374,067

			1,389,239

Total Commercial Mortgage-Backed Securities (cost $7,772,107)			7,632,384

UNITED STATES–1.7%
U.S. Treasury Inflation Index 0.125%, 4/15/19–4/15/20 (TIPS)		2,248	2,248,710
0.25%, 1/15/25 (TIPS)		1,152	1,131,466
0.375%, 7/15/25 (TIPS)		1,619	1,606,764

			4,986,940

JAPAN–0.3%
Japanese Government CPI Linked Bond Series 2022 0.10%, 3/10/27	JPY	110,743	1,033,094

Total Inflation-Linked Securities (cost $6,110,980)			6,020,034

COLLATERALIZED MORTGAGE OBLIGATIONS–1.8%
RISK SHARE FLOATING RATE–1.3%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.716% (LIBOR 1 Month + 6.50%), 4/25/26(e)(f)	U.S.$	170	177,125

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 5.216% (LIBOR 1 Month + 4.00%), 8/25/24(e)	U.S.$	330	$358,537
Series 2014-DN4, Class M3 5.766% (LIBOR 1 Month + 4.55%), 10/25/24(e)		248	272,949
Series 2014-HQ3, Class M3 5.966% (LIBOR 1 Month + 4.75%), 10/25/24(e)		250	277,120
Series 2016-DNA1, Class M3 6.766% (LIBOR 1 Month + 5.55%), 7/25/28(e)		250	293,934
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M1 2.416% (LIBOR 1 Month + 1.20%), 7/25/24(e)		17	16,916
Series 2014-C04, Class 1M2 6.116% (LIBOR 1 Month + 4.90%), 11/25/24(e)		180	205,228
Series 2014-C04, Class 2M2 6.216% (LIBOR 1 Month + 5.00%), 11/25/24(e)		67	75,692
Series 2015-C01, Class 1M2 5.516% (LIBOR 1 Month + 4.30%), 2/25/25(e)		134	144,795
Series 2015-C01, Class 2M2 5.766% (LIBOR 1 Month + 4.55%), 2/25/25(e)		133	143,180
Series 2015-C02, Class 1M2 5.216% (LIBOR 1 Month + 4.00%), 5/25/25(e)		177	191,389

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 2M2 5.216% (LIBOR 1 Month + 4.00%), 5/25/25(e)	U.S.$	173	$183,884
Series 2015-C03, Class 1M2 6.216% (LIBOR 1 Month + 5.00%), 7/25/25(e)		87	96,598
Series 2015-C03, Class 2M2 6.216% (LIBOR 1 Month + 5.00%), 7/25/25(e)		244	270,620
Series 2015-C04, Class 1M2 6.916% (LIBOR 1 Month + 5.70%), 4/25/28(e)		74	84,392
Series 2015-C04, Class 2M2 6.766% (LIBOR 1 Month + 5.55%), 4/25/28(e)		117	131,715
Series 2016-C01, Class 1M2 7.966% (LIBOR 1 Month + 6.75%), 8/25/28(e)		204	247,389
Series 2016-C01, Class 2M2 8.166% (LIBOR 1 Month + 6.95%), 8/25/28(e)		159	190,656
Series 2016-C03, Class 2M2 7.116% (LIBOR 1 Month + 5.90%), 10/25/28(e)		145	168,861
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.466% (LIBOR 1 Month + 4.25%), 11/25/24(e)(f)		35	38,636
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.466% (LIBOR 1 Month + 5.25%), 11/25/25(e)(f)		144	156,533

Series 2015-WF1, Class 2M2 6.716% (LIBOR 1 Month + 5.50%), 11/25/25(e)(f)	U.S.$	41	$46,286

			3,772,435

NON-AGENCY FIXED RATE–0.4%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 7/25/35		34	32,699
Series 2005-57CB, Class 4A3 5.50%, 12/25/35		77	71,076
Series 2006-23CB, Class 1A7 6.00%, 8/25/36		57	55,218
Series 2006-24CB, Class A16 5.75%, 6/25/36		142	117,432
Series 2006-28CB, Class A14 6.25%, 10/25/36		99	86,835
Series 2006-J1, Class 1A13 5.50%, 2/25/36		82	74,152
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 7/25/37		46	41,840
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 3.234%, 5/25/35		17	16,510
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 5/25/36		71	59,741
Series 2006-13, Class 1A19 6.25%, 9/25/36		40	34,507
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2 5.875%, 1/26/38(c)		147	120,618
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36		143	118,297

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

JP Morgan Mortgage Trust Series 2007-S3, Class 1A8 6.00%, 8/25/37	U.S.$	63	$55,056
RBSSP Resecuritization Trust Series 2009-7, Class 10A3 6.00%, 8/26/37(c)		203	176,424
Series 2010-9, Class 7A6 6.00%, 5/26/37(c)(g)		183	144,702
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5 5.75%, 7/25/37		41	40,714

			1,245,821

NON-AGENCY FLOATING RATE–0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 1.406% (LIBOR 1 Month + 0.19%), 12/25/36(e)		319	193,057
HomeBanc Mortgage Trust Series 2005-1, Class A1 1.466% (LIBOR 1 Month + 0.25%), 3/25/35(e)		120	105,252

			298,309

AGENCY FLOATING RATE–0.0%
Federal National Mortgage Association REMICs Series 2011-131, Class ST 5.324% (6.54% –LIBOR 1 Month), 12/25/41(e)(h)		386	84,429

Total Collateralized Mortgage Obligations (cost $5,109,587)			5,400,994

CORPORATES– NON-INVESTMENT GRADE–1.1%
INDUSTRIAL–0.7%
BASIC–0.2%
Anglo American Capital PLC 3.75%, 4/10/22(c)		200	201,518

NOVA Chemicals Corp. 5.25%, 8/01/23(c)	U.S.$	125	$128,510
SPCM SA 4.875%, 9/15/25(c)		200	203,998

			534,026

COMMUNICATIONS– MEDIA–0.1%
CSC Holdings LLC 6.75%, 11/15/21		45	49,816
SFR Group SA 5.375%, 5/15/22(c)	EUR	195	232,303

			282,119

COMMUNICATIONS– TELECOMMUNICATIONS–0.1%
CenturyLink, Inc. Series Y 7.50%, 4/01/24	U.S.$	75	82,247
Sprint Capital Corp. 6.90%, 5/01/19		370	395,042

			477,289

CONSUMER CYCLICAL–AUTOMOTIVE–0.1%
Allison Transmission, Inc. 5.00%, 10/01/24(c)		170	174,558

CONSUMER CYCLICAL– OTHER–0.1%
International Game Technology PLC 6.25%, 2/15/22(c)		200	218,618
KB Home 4.75%, 5/15/19		107	110,283

			328,901

CONSUMER CYCLICAL–RETAILERS–0.0%
Hanesbrands, Inc. 4.625%, 5/15/24(c)		70	71,154

CONSUMER NON- CYCLICAL–0.1%
Lamb Weston Holdings, Inc. 4.625%, 11/01/24(c)		29	29,809
4.875%, 11/01/26(c)		29	30,030
Valeant Pharmaceuticals International, Inc. 6.125%, 4/15/25(c)		135	114,457

			174,296

ENERGY–0.0%
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		111	72,064
SM Energy Co. 6.50%, 1/01/23		14	13,367

			85,431

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

TECHNOLOGY–0.0%
Dell International LLC/EMC Corp. 7.125%, 6/15/24(c)	U.S.$	61	$67,075

TRANSPORTATION– SERVICES–0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(c)		94	88,897

			2,283,746

FINANCIAL INSTITUTIONS–0.4%
BANKING–0.3%
Bank of America Corp. Series Z 6.50%, 10/23/24(d)		79	87,995
Barclays Bank PLC 6.86%, 6/15/32(c)(d)		44	51,301
Intesa Sanpaolo SpA Series E 3.928%, 9/15/26(c)	EUR	190	229,448
Royal Bank of Scotland Group PLC 8.625%, 8/15/21(d)	U.S.$	200	217,924
Series U 7.64%, 9/30/17(d)		200	191,774
Standard Chartered PLC 2.68% (LIBOR 3 Month + 1.51%), 1/30/27(c)(d)(e)		200	170,092

			948,534

FINANCE–0.1%
Navient Corp. 6.625%, 7/26/21		170	182,648

			1,131,182

Total Corporates–Non-Investment Grade (cost $3,428,488)			3,414,928

EMERGING MARKETS–TREASURIES–0.4%
BRAZIL–0.4%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21–1/01/27 (cost $1,013,149)	BRL	3,765	1,124,584

Total Emerging Markets–Treasuries (cost $1,013,149)			1,124,584

QUASI-SOVEREIGNS–0.2%
QUASI-SOVEREIGN BONDS–0.2%
CHILE–0.1%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(c)	U.S.$	340	368,900

MEXICO–0.1%
Petroleos Mexicanos 4.625%, 9/21/23	U.S.$	226	$228,712

Total Quasi-Sovereigns (cost $564,178)			597,612

LOCAL GOVERNMENTS–US MUNICIPAL BONDS–0.2%
CALIFORNIA–0.2%
State of California Series 2010 7.625%, 3/01/40 (cost $350,352)		345	527,074

EMERGING MARKETS–CORPORATE BONDS–0.1%
INDUSTRIAL–0.1%
CAPITAL GOODS–0.0%
Odebrecht Finance Ltd. 5.25%, 6/27/29(c)		217	78,120

CONSUMER NON-CYCLICAL–0.1%
Minerva Luxembourg SA 6.50%, 9/20/26(c)		200	194,750

ENERGY–0.0%
Petrobras Global Finance BV 6.125%, 1/17/22		123	126,849

Total Emerging Markets–Corporate Bonds (cost $538,296)			399,719

GOVERNMENTS–SOVEREIGN BONDS–0.1%
QATAR–0.1%
Qatar Government International Bond 2.375%, 6/02/21(c) (cost $277,608)		280	273,000

SHORT-TERM INVESTMENTS–7.5%
AGENCY DISCOUNT NOTE–3.1%
Federal Home Loan Bank Discount Notes Zero Coupon 7/05/17–11/10/17 (cost $9,232,281)		9,250	9,232,281

GOVERNMENTS– TREASURIES–2.3%
JAPAN–2.3%
Japan Treasury Discount Bill Series 673 Zero Coupon, 7/03/17	JPY	400,000	3,556,346
Series 687 Zero Coupon, 12/11/17		396,000	3,522,783

Total Governments– Treasuries (cost $7,214,118)			7,079,129

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

TIME DEPOSIT–2.1%
State Street Time Deposit 0.09%, 7/03/17 (cost $6,240,372)	U.S.$	6,240	$6,240,372

Total Short-Term Investments (cost $22,686,771)			22,551,782

Total Investments Before Security Lending Collateral for Securities Loaned–104.6% (cost $273,555,203)			315,007,285

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(i)(j) (cost $1,855,579)		1,855,579	$1,855,579

TOTAL INVESTMENTS–105.2% (cost $275,410,782)			316,862,864
Other assets less liabilities–(5.2)%			(15,783,261)

NET ASSETS–100.0%			$301,079,603

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	35	September 2017	$7,572,948	$7,563,828	$(9,120)
U.S. T-Note 5 Yr (CBT) Futures	72	September 2017	8,506,462	8,484,188	(22,274)
U.S. T-Note 10 Yr (CBT) Futures	75	September 2017	9,433,233	9,414,844	(18,389)
U.S. Ultra Bond (CBT) Futures	48	September 2017	7,804,885	7,962,000	157,115

Sold Contracts
10 Yr Mini Japan Government Bond Futures	8	September 2017	1,069,735	1,068,540	1,195
Euro-BOBL Futures	70	September 2017	10,630,831	10,529,478	101,353

					$209,880

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	465,000	USD	4,191	7/14/17	$55,039
Bank of America, NA	RUB	9,206	USD	152	9/13/17	(1,891)
Bank of America, NA	USD	82	RUB	4,815	9/13/17	(1,771)
Barclays Bank PLC	CNY	7,502	USD	1,078	8/16/17	(25,868)
Barclays Bank PLC	INR	16,739	USD	257	8/16/17	(502)
Barclays Bank PLC	TWD	1,783	USD	59	8/16/17	555
Barclays Bank PLC	USD	79	KRW	90,320	8/16/17	(273)
BNP Paribas SA	CNY	390	USD	56	8/16/17	(1,463)
BNP Paribas SA	KRW	283,929	USD	254	8/16/17	5,593
Brown Brothers Harriman & Co.	USD	138	SEK	1,212	8/16/17	5,880

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	4,442	USD	1,343	7/05/17	$1,905
Citibank, NA	USD	1,334	BRL	4,442	7/05/17	6,885
Citibank, NA	BRL	4,442	USD	1,326	8/02/17	(6,901)
Citibank, NA	GBP	1,421	USD	1,840	8/16/17	(13,138)
Citibank, NA	KRW	675,451	USD	595	8/16/17	4,627
Citibank, NA	TWD	2,456	USD	81	8/16/17	608
Citibank, NA	USD	663	GBP	512	8/16/17	4,734
Citibank, NA	USD	656	SEK	5,790	8/16/17	32,738
Citibank, NA	CLP	49,836	USD	75	9/15/17	(76)
Credit Suisse International	USD	256	INR	16,739	8/16/17	1,586
Deutsche Bank AG	BRL	3,936	USD	1,189	7/05/17	610
Deutsche Bank AG	USD	1,190	BRL	3,936	7/05/17	(1,688)
Goldman Sachs Bank USA	BRL	506	USD	153	7/05/17	643
Goldman Sachs Bank USA	USD	153	BRL	506	7/05/17	(217)
Goldman Sachs Bank USA	CAD	1,170	USD	854	8/16/17	(48,821)
Goldman Sachs Bank USA	USD	1,775	AUD	2,421	8/16/17	85,167
JPMorgan Chase Bank, NA	USD	65	KRW	73,232	8/16/17	(1,373)
Morgan Stanley & Co., Inc.	JPY	460,000	USD	4,212	7/14/17	120,382
Morgan Stanley & Co., Inc.	USD	1,082	JPY	123,023	8/16/17	13,524
Royal Bank of Scotland PLC	EUR	733	USD	781	7/13/17	(57,421)
State Street Bank & Trust Co.	EUR	208	USD	238	7/13/17	441
State Street Bank & Trust Co.	EUR	163	USD	185	7/13/17	(1,695)
State Street Bank & Trust Co.	USD	159	EUR	143	7/13/17	4,684
State Street Bank & Trust Co.	AUD	876	USD	652	8/16/17	(21,213)
State Street Bank & Trust Co.	CAD	622	USD	457	8/16/17	(22,669)
State Street Bank & Trust Co.	CHF	506	USD	508	8/16/17	(21,548)
State Street Bank & Trust Co.	EUR	662	USD	721	8/16/17	(36,396)
State Street Bank & Trust Co.	GBP	254	USD	322	8/16/17	(9,449)
State Street Bank & Trust Co.	HKD	7,773	USD	1,000	8/16/17	3,383
State Street Bank & Trust Co.	ILS	736	USD	206	8/16/17	(5,051)
State Street Bank & Trust Co.	JPY	66,088	USD	599	8/16/17	10,611
State Street Bank & Trust Co.	JPY	20,577	USD	183	8/16/17	(86)
State Street Bank & Trust Co.	NOK	4,555	USD	529	8/16/17	(17,527)
State Street Bank & Trust Co.	TRY	271	USD	75	8/16/17	(738)
State Street Bank & Trust Co.	USD	428	AUD	565	8/16/17	6,067
State Street Bank & Trust Co.	USD	1,224	CHF	1,212	8/16/17	43,123
State Street Bank & Trust Co.	USD	1,524	EUR	1,363	8/16/17	36,234
State Street Bank & Trust Co.	USD	477	GBP	369	8/16/17	4,375
State Street Bank & Trust Co.	USD	315	HKD	2,457	8/16/17	(375)
State Street Bank & Trust Co.	USD	229	JPY	24,841	8/16/17	(7,298)
State Street Bank & Trust Co.	USD	322	NOK	2,752	8/16/17	8,151
State Street Bank & Trust Co.	USD	184	SEK	1,616	8/16/17	8,262
State Street Bank & Trust Co.	USD	186	TRY	680	8/16/17	5,313
State Street Bank & Trust Co.	USD	64	ZAR	858	8/16/17	1,128
State Street Bank & Trust Co.	CAD	102	USD	76	9/15/17	(2,789)
State Street Bank & Trust Co.	EUR	573	USD	634	9/15/17	(22,564)
State Street Bank & Trust Co.	GBP	73	USD	93	9/15/17	(2,078)
State Street Bank & Trust Co.	MXN	1,309	USD	72	9/15/17	706
State Street Bank & Trust Co.	MXN	921	USD	50	9/15/17	(504)
State Street Bank & Trust Co.	NOK	1,975	USD	233	9/15/17	(3,458)

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	NZD	120	USD	86	9/15/17	$(1,684)
State Street Bank & Trust Co.	USD	148	AUD	195	9/15/17	2,138
State Street Bank & Trust Co.	USD	150	CAD	199	9/15/17	3,342
State Street Bank & Trust Co.	USD	281	CHF	270	9/15/17	1,947
State Street Bank & Trust Co.	USD	459	GBP	354	9/15/17	3,193
State Street Bank & Trust Co.	USD	130	SEK	1,129	9/15/17	4,450
State Street Bank & Trust Co.	USD	61	SGD	84	9/15/17	377

						$149,876

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	3.39%	$160	$(11,316)	$(1,668)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	MXN	4,254	6/22/20	4 Week TIIE	6.770%	$160
Morgan Stanley & Co., LLC/(CME Group)		$825	8/31/21	1.256%	3 Month LIBOR	17,695
Morgan Stanley & Co., LLC/(CME Group)	JPY	522,170	3/31/22	0.099%	6 Month LIBOR	11
Morgan Stanley & Co., LLC/(CME Group)	SEK	9,070	3/31/22	3 Month STIBOR	0.341%	(1,137)
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,670	3/31/22	3 Month BKBM	2.936%	31,429
Morgan Stanley & Co., LLC/(CME Group)		$430	6/09/25	2.488%	3 Month LIBOR	(10,308)
Morgan Stanley & Co., LLC/(CME Group)		1,560	11/10/25	2.256%	3 Month LIBOR	(9,243)
Morgan Stanley & Co., LLC/(CME Group)		142	6/28/26	1.460%	3 Month LIBOR	9,158
Morgan Stanley & Co., LLC/(CME Group)		370	12/21/26	3 Month LIBOR	2.497%	7,599
Morgan Stanley & Co., LLC/(CME Group)		1,200	4/26/27	2.287%	3 Month LIBOR	(3,023)
Morgan Stanley & Co., LLC/(CME Group)	MXN	1,550	6/14/27	7.090%	4 Week TIIE	446

AB Variable Products Series Fund

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Group)	$295	11/08/26	1.657%	3 Month LIBOR	$14,467
Morgan Stanley & Co., LLC/(LCH Group)	370	11/09/26	1.672%	3 Month LIBOR	17,682

					$74,936

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	0.72%	$172	$(14,663)	$(4,152)	$(10,511)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	0.72	198	(16,879)	(4,956)	(11,923)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	620	8,434	7,974	460
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	226	3,081	3,108	(27)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	55	(6,405)	(7,893)	1,488
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	60	(6,968)	(8,411)	1,443
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	48	(5,574)	(3,508)	(2,066)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	165	(19,162)	(11,283)	(7,879)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	48	(5,583)	(6,394)	811
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	53	(6,155)	(6,408)	253
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	52	(6,039)	(6,285)	246
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(991)	62
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	79	(9,174)	(8,996)	(178)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	9	(1,045)	(546)	(499)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	156	(18,116)	(13,563)	(4,553)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	232	(26,943)	(17,187)	(9,756)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	172	(20,046)	(24,104)	4,058
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	78	(9,058)	(11,221)	2,163
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	15	(1,742)	(1,712)	(30)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	4	(465)	(379)	(86)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(835)	(94)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(772)	(157)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	53	(6,155)	(5,969)	(186)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	47	(5,458)	(4,293)	(1,165)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	64	(7,433)	(4,485)	(2,948)

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.74%	$170	$(19,742)	$(13,737)	$(6,005)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	230	(26,711)	(19,355)	(7,356)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	272	(31,588)	(14,061)	(17,527)

				$(262,376)	$(190,414)	$(71,962)

*	Termination date

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $19,710,806 or 6.5% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.18% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.716%, 4/25/26	4/29/16	$170,300	$177,125	0.06%
H/2 Asset Funding NRE Series 2015-1A 2.866%, 6/24/49	6/19/15	132,991	132,991	0.04%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.466%, 11/25/24	11/06/15	34,997	38,636	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.466%, 11/25/25	9/28/15	143,919	156,533	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.716%, 11/25/25	9/28/15	40,583	46,286	0.02%

(g)	Variable rate coupon, rate shown as of June 30, 2017.

(h)	Inverse interest only security.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

AB Variable Products Series Fund

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ABS—Asset-Backed Securities

ADR—American Depositary Receipt

BA—Banker’s Acceptance

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American CommercialMortgage-Backed Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

GDR—Global Depositary Receipt

INTRCONX—Inter-Continental Exchange

LCH—London Clearing House

LIBOR—London Interbank Offered Rates

PJSC—Public Joint Stock Company

REG—Registered Shares

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TIIE—Banco de México Equilibrium Interbank Interest Rate

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $273,555,203)	$315,007,285	(a)
Affiliated issuers (cost $1,855,579—investment of cash collateral for securities loaned)	1,855,579
Cash collateral due from broker	612,145
Foreign currencies, at value (cost $409,500)	412,183
Receivable for investment securities sold and foreign currency transactions	2,061,573
Interest and dividends receivable	954,948
Unrealized appreciation on forward currency exchange contracts	488,401
Upfront premiums paid on credit default swaps	11,082
Unrealized appreciation on credit default swaps	10,984
Receivable for capital stock sold	60

Total assets	321,414,240

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	17,135,866
Payable for collateral received on securities loaned	1,855,579
Unrealized depreciation on forward currency exchange contracts	338,525
Upfront premiums received on credit default swaps	201,496
Payable for capital stock redeemed	181,965
Advisory fee payable	146,824
Unrealized depreciation on credit default swaps	82,946
Payable for variation margin on exchange-traded derivatives	64,320
Distribution fee payable	60,172
Administrative fee payable	12,658
Payable for newly entered credit default swaps	3,092
Transfer Agent fee payable	81
Accrued expenses	251,113

Total liabilities	20,334,637

NET ASSETS	$301,079,603

COMPOSITION OF NET ASSETS
Capital stock, at par	$26,687
Additional paid-in capital	241,869,474
Undistributed net investment income	7,838,092
Accumulated net realized gain on investment and foreign currency transactions	9,530,638
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	41,814,712

	$301,079,603

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$29,757,745	2,608,503	$11.41
B	$271,321,858	24,078,040	$11.27

(a)	Includes securities on loan with a value of $1,834,493 (see Note E).

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $134,306)	$2,355,977
Affiliated issuers	1,742
Interest	1,633,271
Other income	1,123

3,992,113

EXPENSES
Advisory fee (see Note B)	840,660
Distribution fee—Class B	344,161
Transfer agency—Class A	320
Transfer agency—Class B	2,902
Custodian	128,781
Audit and tax	42,137
Administrative	25,090
Printing	22,297
Legal	19,610
Directors’ fees	13,281
Miscellaneous	8,103

Total expenses	1,447,342
Less: expenses waived and reimbursed by the Adviser (see Note E)	(457)

Net expenses	1,446,885

Net investment income	2,545,228

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	9,121,697
Futures	308,200
Swaptions written	17,827
Swaps	(150,627)
Foreign currency transactions	(608,766)
Net change in unrealized appreciation/depreciation of:
Investments	11,923,909
Futures	336,621
Swaptions written	(9,703)
Swaps	33,083
Foreign currency denominated assets and liabilities	293,624

Net gain on investment and foreign currency transactions	21,265,865

Contributions from Affiliates (see Note B)	521

NET INCREASE IN NET ASSETS FROM OPERATIONS	$23,811,614

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,545,228		$4,823,445
Net realized gain on investment and foreign currency transactions	8,688,331		3,164,927
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	12,577,534		5,683,604
Contributions from Affiliates (see Note B)	521		30

Net increase in net assets from operations	23,811,614		13,672,006
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(652,050)
Class B	–0	–	(5,122,504)
Net realized gain on investment transactions
Class A	–0	–	(2,087,516)
Class B	–0	–	(18,962,700)
CAPITAL STOCK TRANSACTIONS
Net decrease	(25,597,192)		(15,624,524)

Total decrease	(1,785,578)		(28,777,288)
NET ASSETS
Beginning of period	302,865,181		331,642,469

End of period (including undistributed net investment income of $7,838,092 and $5,292,864, respectively)	$301,079,603		$302,865,181

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Wealth Strategy Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

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NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are

AB Variable Products Series Fund

value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$31,229,188		$5,308,406		$–0	–	$36,537,594
Real Estate	19,303,833		10,504,332		–0	–	29,808,165
Financials	17,952,957		10,370,200		–0	–	28,323,157
Health Care	19,576,370		4,290,297		–0	–	23,866,667
Consumer Discretionary	15,519,027		4,949,670		–0	–	20,468,697
Consumer Staples	8,764,974		5,518,481		–0	–	14,283,455
Industrials	8,357,071		4,114,755		–0	–	12,471,826
Energy	6,432,830		2,950,537		–0	–	9,383,367
Materials	2,332,799		3,641,283		–0	–	5,974,082
Telecommunication Services	1,381,224		3,085,471		–0	–	4,466,695
Utilities	3,419,257		454,947		–0	–	3,874,204
Transportation	–0	–	617,066		–0	–	617,066
Banks	–0	–	212,820		–0	–	212,820
Mortgage Pass-Throughs	–0	–	23,451,363		–0	–	23,451,363
Corporates—Investment Grade	–0	–	23,408,811		–0	–	23,408,811
Governments—Treasuries	–0	–	19,381,148		–0	–	19,381,148
Asset-Backed Securities	–0	–	9,383,931		1,152,126		10,536,057
Commercial Mortgage-Backed Securities	–0	–	5,014,481		2,617,903		7,632,384
Inflation-Linked Securities	–0	–	6,020,034		–0	–	6,020,034
Collateralized Mortgage Obligations	–0	–	5,400,994		–0	–	5,400,994
Corporates—Non-Investment Grade	–0	–	3,414,928		–0	–	3,414,928
Emerging Markets—Treasuries	–0	–	1,124,584		–0	–	1,124,584
Quasi-Sovereigns	–0	–	597,612		–0	–	597,612
Local Governments—US Municipal Bonds	–0	–	527,074		–0	–	527,074
Emerging Markets—Corporate Bonds	–0	–	399,719		–0	–	399,719
Governments—Sovereign Bonds	–0	–	273,000		–0	–	273,000
Short-Term Investments:
Agency Discount Notes	–0	–	9,232,281		–0	–	9,232,281
Governments—Treasuries	–0	–	7,079,129		–0	–	7,079,129
Time Deposits	–0	–	6,240,372		–0	–	6,240,372
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,855,579		–0	–	–0	–	1,855,579

Total Investments in Securities	136,125,109		176,967,726		3,770,029		316,862,864

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NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Other Financial Instruments(a):
Assets:
Futures	$259,663		$–0	–	$–0	–	$259,663	(b)
Forward Currency Exchange Contracts	–0	–	488,401		–0	–	488,401
Centrally Cleared Interest Rate Swaps	–0	–	98,647		–0	–	98,647	(b)
Credit Default Swaps	–0	–	10,984		–0	–	10,984
Liabilities:
Futures	(49,783)		–0	–	–0	–	(49,783	)(b)
Forward Currency Exchange Contracts	–0	–	(338,525)		–0	–	(338,525)
Centrally Cleared Credit Default Swaps	–0	–	(1,668)		–0	–	(1,668	)(b)
Centrally Cleared Interest Rate Swaps	–0	–	(23,711)		–0	–	(23,711	)(b)
Credit Default Swaps	–0	–	(82,946)		–0	–	(82,946)

Total(c)	$136,334,989		$177,118,908		$3,770,029		$317,223,926

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Commercial Mortgage- Backed Securities		Asset- Backed Securities
Balance as of 12/31/16	$9,230		$4,024,522		$828,021
Accrued discounts/(premiums)	–0	–	(2,191)		267
Realized gain (loss)	(36,058)		(92,599)		4,726
Change in unrealized appreciation/depreciation	150,967		72,341		8,243
Purchases	–0	–	–0	–	619,715
Sales	(124,139)		(1,384,170)		(308,846)
Transfers in to Level 3	–0	–	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–	–0	–

Balance as of 6/30/17	$–0	–	$2,617,903		$1,152,126

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17(a)	$–0	–	$28,028		$8,803

	Total
Balance as of 12/31/16	$4,861,773
Accrued discounts/(premiums)	(1,924)
Realized gain (loss)	(123,931)
Change in unrealized appreciation/depreciation	231,551
Purchases	619,715
Sales	(1,817,155)
Transfers in to Level 3	–0	–
Transfers out of Level 3	–0	–

Balance as of 6/30/17	$3,770,029

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17(a)	$36,831

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

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NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2017, there were no expenses waived by the Adviser.

During the six months ended June 30, 2017 and the year ended December 31, 2016, the Adviser reimbursed the Portfolio $521 and $30, respectively, for trading losses incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,090.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $53,411, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$60,088,672	$88,217,347
U.S. government securities	98,219,774	92,336,445

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, swaps and foreign currency transactions) are as follows:

Gross unrealized appreciation	$45,377,197
Gross unrealized depreciation	(3,925,115)

Net unrealized appreciation	$41,452,082

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2017, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale

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NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2017, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2017, the Portfolio held written swaptions for hedging and non-hedging purposes.

AB Variable Products Series Fund

For the six months ended June 30, 2017, the Portfolio had the following transactions in written options:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 12/31/16	$5,320,000		$20,392
Swaptions written	8,270,000		8,264
Swaptions assigned	–0	–	–0	–
Swaptions expired	–0	–	–0	–
Swaptions bought back	(13,590,000)		(28,656)
Swaptions exercised	–0	–	–0	–

Swaptions written outstanding as of 6/30/17	$–0	–	$–0	–

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk or currency. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2017, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2017, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s

AB Variable Products Series Fund

credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2017, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$358,310	*	Receivable/Payable for variation margin on exchange-traded derivatives	$73,494	*
Credit contracts				Receivable/Payable for variation margin on exchange-traded derivatives	1,668	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	488,401		Unrealized depreciation on forward currency exchange contracts	338,525
Credit contracts	Unrealized appreciation on credit default swaps	10,984		Unrealized depreciation on credit default swaps	82,946

Total		$857,695			$496,633

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$308,200	$336,621
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(287,017)	192,839
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(9,796)	(1,305)
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	17,827	(9,703)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(71,429)	27,287
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(79,198)	5,796

Total		$(121,413)	$551,535

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Futures:
Average original value of buy contracts	$35,501,984
Average original value of sale contracts	$7,103,010
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$15,458,996
Average principal amount of sale contracts	$26,911,423
Purchased Options:
Average monthly cost	$9,771	(a)
Interest Rate Swaps:
Average notional amount	$2,822,152
Centrally Cleared Interest Rate Swaps:
Average notional amount	$31,348,313
Credit Default Swaps:
Average notional amount of buy contracts	$384,857
Average notional amount of sale contracts	$2,344,857
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,240,941

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

AB Variable Products Series Fund

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$55,039	$(3,662)		$–0	–	$–0	–	$51,377
Barclays Bank PLC	555	(555)		–0	–	–0	–	–0	–
BNP Paribas SA	5,593	(1,463)		–0	–	–0	–	4,130
Brown Brothers Harriman & Co.	5,880	–0	–	–0	–	–0	–	5,880
Citibank, NA	51,497	(51,497)		–0	–	–0	–	–0	–
Credit Suisse International	10,020	(10,020)		–0	–	–0	–	–0	–
Deutsche Bank AG	610	(610)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA/Goldman Sachs International	88,891	(52,119)		–0	–	–0	–	36,772
Morgan Stanley & Co., Inc.	133,906	–0	–	–0	–	–0	–	133,906
State Street Bank & Trust Co.	147,925	(147,925)		–0	–	–0	–	–0	–

Total	$499,916	$(267,851)		$–0	–	$–0	–	$232,065	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Goldman Sachs & Co.**	$63,652	$–0	–	$(63,652)		$–0	–	$–0	–
Morgan Stanley & Co., LLC**	668	–0	–	(668)		–0	–	–0	–

Total	$64,320	$–0	–	$(64,320)		$–0	–	$–0	–

OTC Derivatives:
Bank of America, NA	$3,662	$(3,662)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	26,643	(555)		–0	–	–0	–	26,088
BNP Paribas SA	1,463	(1,463)		–0	–	–0	–	–0	–
Citibank, NA	51,657	(51,497)		–0	–	–0	–	160
Citigroup Global Markets, Inc.	13,373	–0	–	–0	–	–0	–	13,373
Credit Suisse International	24,736	(10,020)		–0	–	–0	–	14,716
Deutsche Bank AG	75,672	(610)		–0	–	–0	–	75,062
Goldman Sachs Bank USA/Goldman Sachs International	179,294	(52,119)		–0	–	–0	–	127,175
JPMorgan Chase Bank, NA	1,373	–0	–	–0	–	–0	–	1,373
Royal Bank of Scotland PLC	57,421	–0	–	–0	–	–0	–	57,421
State Street Bank & Trust Co.	177,122	(147,925)		–0	–	–0	–	29,197

Total	$612,416	$(267,851)		$–0	–	$–0	–	$344,565	^

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2017, the Portfolio earned drop income of $85,720 which is included in interest income in the accompanying statement of operations.

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $1,834,493 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $1,855,579. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $1,742 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $457. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$655	$9,783	$8,582	$1,856

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	8,000		129,847	$88,962		$1,429,054
Shares issued in reinvestment of dividends and distributions	–0	–	256,995	–0	–	2,739,565
Shares redeemed	(258,497)		(568,590)	(2,867,567)		(6,140,574)

Net decrease	(250,497)		(181,748)	$(2,778,605)		$(1,971,955)

Class B
Shares sold	410,622		2,276,658	$4,484,017		$24,482,089
Shares issued in reinvestment of dividends and distributions	–0	–	2,282,958	–0	–	24,085,204
Shares redeemed	(2,497,300)		(5,822,726)	(27,302,604)		(62,219,862)

Net decrease	(2,086,678)		(1,263,110)	$(22,818,587)		$(13,652,569)

At June 30, 2017, certain shareholders of the Portfolio owned 62% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Real Estate Risk—The Portfolio’s investments in the real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$5,774,554	$9,440,355
Net long-term capital gains	21,050,216	29,672,461

Total taxable distributions	$26,824,770	$39,112,816

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,610,925
Undistributed capital gains	2,462,051
Accumulated capital and other losses	(250	)(a)
Unrealized appreciation/(depreciation)	27,299,624	(b)

Total accumulated earnings/(deficit)	$35,372,350

(a)	As of December 31, 2016, the Portfolio had cumulative deferred losses on straddles of $250.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, partnerships, passive foreign investment companies, the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, and the tax treatment of corporate restructurings.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

AB Variable Products Series Fund

NOTE K: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE L: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

BALANCED WEALTH STRATEGY PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.54	$10.99	$12.16	$13.77	$12.12	$10.90

Income From Investment Operations
Net investment income (a)	.10	(b)	.19	(b)‡	.20	.26	.23	.22
Net realized and unrealized gain on investment and foreign currency transactions	.77	.34	.02	†	.71	1.74	1.25
Contributions from Affiliates	.00	(c)	.00	(c)	–0	–	.00	(c)	–0	–	–0	–

Net increase in net asset value from operations	.87	.53	.22	.97	1.97	1.47

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.24)	(.27)	(.39)	(.32)	(.25)
Distributions from net realized gain on investment transactions	–0	–	(.74)	(1.12)	(2.19)	–0	–	–0	–

Total dividends and distributions	–0	–	(.98)	(1.39)	(2.58)	(.32)	(.25)

Net asset value, end of period	$11.41	$10.54	$10.99	$12.16	$13.77	$12.12

Total Return
Total investment return based on net asset value (d)	8.25	%*	4.69	%‡	1.65	%*	7.37	%*	16.49%	13.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,758	$30,132	$33,409	$36,882	$41,222	$41,801
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72	%^	.73%	.70%	.71%	.65%	.65%
Expenses, before waivers/reimbursements	.72	%^	.73%	.70%	.71%	.65%	.65%
Net investment income	1.89	%(b)^	1.74	%(b)‡	1.71%	1.96%	1.76%	1.91%
Portfolio turnover rate **	54%	106%	132%	114%	117%	90%

See footnote summary on page 49.

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.42	$10.87	$12.05	$13.65	$12.01	$10.80

Income From Investment Operations
Net investment income (a)	.09	(b)	.16	(b)‡	.17	.22	.19	.19
Net realized and unrealized gain on investment and foreign currency transactions	.76	.33	.01	†	.71	1.74	1.24
Contributions from Affiliates	.00	(c)	.00	(c)	–0	–	.00	(c)	–0	–	–0	–

Net increase in net asset value from operations	.85	.49	.18	.93	1.93	1.43

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.20)	(.24)	(.34)	(.29)	(.22)
Distributions from net realized gain on investment and foreign currency transactions	–0	–	(.74)	(1.12)	(2.19)	–0	–	–0	–

Total dividends and distributions	–0	–	(.94)	(1.36)	(2.53)	(.29)	(.22)

Net asset value, end of period	$11.27	$10.42	$10.87	$12.05	$13.65	$12.01

Total Return
Total investment return based on net asset value (d)	8.16	%*	4.44	%‡	1.29	%*	7.11	%*	16.27%	13.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$271,322	$272,733	$298,233	$328,363	$351,355	$508,141
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.97	%^	.98%	.95%	.96%	.90%	.90%
Expenses, before waivers/reimbursements	.97	%^	.98%	.95%	.96%	.90%	.90%
Net investment income	1.64	%(b)^	1.49	%(b)‡	1.46%	1.71%	1.49%	1.67%
Portfolio turnover rate**	54%	106%	132%	114%	117%	90%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

‡	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2015 and December 31, 2014 by 0.02%, 0.03% and 0.01%, respectively.

^	Annualized.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Wealth Strategy Portfolio (the “Fund”) at a meeting held on August 2-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

BALANCED WEALTH STRATEGY PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style. The directors noted that the Adviser advises another AB Fund with a similar investment style for the same fee schedule as the Fund.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

VPS-BW-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,076.50	$4.12	0.80%	$4.32	0.84%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.83	$4.01	0.80%	$4.21	0.84%

Class B
Actual	$1,000	$1,074.40	$5.40	1.05%	$5.61	1.09%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.59	$5.26	1.05%	$5.46	1.09%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

DYNAMIC ASSET ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
U.S. Treasury Bonds & Notes	$171,876,961	29.6%
iShares Core MSCI Emerging Markets ETF	33,597,006	5.8
SPDR S&P MidCap 400 ETF Trust	12,917,605	2.2
Vanguard REIT ETF	12,833,816	2.2
Vanguard Global ex-U.S. Real Estate ETF	8,488,294	1.5
iShares International Developed Real Estate ETF	8,355,263	1.4
Vanguard Small-Cap ETF	7,027,885	1.2
Apple, Inc.	5,370,362	0.9
Alphabet, Inc.—Class A & Class C	3,844,983	0.7
Microsoft Corp.	3,751,171	0.6

	$268,063,346	46.1%

PORTFOLIO BREAKDOWN(2)

June 30, 2017 (unaudited)

ASSET CLASSES	CURRENT ALLOCATION
Equities
U.S. Large Cap	20.9%
International Large Cap	26.7
U.S. Mid-Cap	2.7
U.S. Small-Cap	2.7
Emerging Market Equities	5.8
Real Estate Equities	5.1

Sub-total	63.9

Fixed Income
U.S. Bonds	35.1
International Bonds	1.0

Sub-total	36.1

Total	100.0%

(1)	Long-term investments.

(2)	All data are as of June 30, 2017. The Portfolio breakdown is expressed as an approximate percentage of the Portfolio’s total investments inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

2

DYNAMIC ASSET ALLOCATION PORTFOLIO
SECURITY TYPE BREAKDOWN(3)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$293,938,903	50.9%
Governments—Treasuries	171,876,961	29.8
Investment Companies	85,859,767	14.9
Rights	2,031	0.0
Short-Term Investments	25,600,289	4.4

Total Investments	$577,277,951	100.0%

(3)	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

3

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–50.6%
FINANCIALS–9.1%
BANKS–4.9%
Aozora Bank Ltd.	20,000	$76,358
Australia & New Zealand Banking Group Ltd.	31,095	686,319
Banco Bilbao Vizcaya Argentaria SA	70,114	584,046
Banco de Sabadell SA	50,635	103,020
Banco Espirito Santo SA (REG)(a)(b)(c)	10,016	–0	–
Banco Santander SA	155,611	1,033,237
Bank Hapoalim BM	14,749	99,455
Bank Leumi Le-Israel BM	12,645	61,436
Bank of America Corp.	71,245	1,728,404
Bank of East Asia Ltd. (The)	21,000	90,257
Bank of Ireland(a)	348,125	91,452
Bank of Kyoto Ltd. (The)	2,000	18,952
Bank of Queensland Ltd.	7,933	69,796
Bankia SA	10,963	53,025
Bankinter SA	7,353	67,831
Barclays PLC	180,209	476,612
BB&T Corp.	5,650	256,566
Bendigo & Adelaide Bank Ltd.	8,603	73,234
BNP Paribas SA	13,908	1,001,274
BOC Hong Kong Holdings Ltd.	39,500	189,036
CaixaBank SA	42,465	202,999
Chiba Bank Ltd. (The)	11,000	80,052
Citigroup, Inc.	20,279	1,356,259
Citizens Financial Group, Inc.	3,619	129,126
Comerica, Inc.	1,200	87,888
Commerzbank AG(a)	15,814	188,834
Commonwealth Bank of Australia	18,280	1,162,905
Concordia Financial Group Ltd.	11,221	56,872
Credit Agricole SA	10,706	172,456
Danske Bank A/S	7,940	305,476
DBS Group Holdings Ltd.	17,000	255,863
DNB ASA	9,303	158,381
Erste Group Bank AG(a)	3,207	122,843
Fifth Third Bancorp	5,340	138,626
Fukuoka Financial Group, Inc.	9,000	42,941
Hachijuni Bank Ltd. (The)	4,000	25,486
Hang Seng Bank Ltd.	8,100	169,453
Hiroshima Bank Ltd. (The)	5,000	22,257
HSBC Holdings PLC	213,771	1,984,215
Huntington Bancshares, Inc./OH	7,565	102,279
ING Groep NV	36,740	634,234
Intesa Sanpaolo SpA	120,775	384,162
Japan Post Bank Co., Ltd.	3,855	49,487
JPMorgan Chase & Co.	25,215	2,304,651
KBC Group NV	3,064	232,309
KeyCorp	7,525	141,018
Kyushu Financial Group, Inc.	3,564	22,583
Lloyds Banking Group PLC	769,079	662,774
M&T Bank Corp.	1,115	180,574
Mebuki Financial Group, Inc.	16,800	62,727
Mediobanca SpA	12,965	128,263

Mitsubishi UFJ Financial Group, Inc.	135,900	$916,651
Mizrahi Tefahot Bank Ltd.	1,057	19,219
Mizuho Financial Group, Inc.	253,500	464,786
National Australia Bank Ltd.	28,193	641,347
Natixis SA	21,759	146,062
Nordea Bank AB	28,914	368,261
Oversea-Chinese Banking Corp., Ltd.	29,000	227,167
People’s United Financial, Inc.	2,165	38,234
PNC Financial Services Group, Inc. (The)	3,430	428,304
Raiffeisen Bank International AG(a)	1,307	32,991
Regions Financial Corp.	8,725	127,734
Resona Holdings, Inc.	21,000	116,000
Royal Bank of Scotland Group PLC(a)	47,824	154,313
Seven Bank Ltd.	16,218	58,149
Shinsei Bank Ltd.	37,000	64,815
Shizuoka Bank Ltd. (The)	4,000	36,277
Skandinaviska Enskilda Banken AB–Class A	16,190	196,006
Societe Generale SA	9,446	509,382
Standard Chartered PLC(a)	34,982	354,305
Sumitomo Mitsui Financial Group, Inc.	14,300	558,336
Sumitomo Mitsui Trust Holdings, Inc.	3,200	114,942
SunTrust Banks, Inc.	3,490	197,953
Suruga Bank Ltd.	1,000	24,320
Svenska Handelsbanken AB–Class A	14,254	204,148
Swedbank AB–Class A	8,621	210,403
UniCredit SpA(a)	17,373	325,418
United Overseas Bank Ltd.	12,000	201,464
US Bancorp	11,215	582,283
Wells Fargo & Co.	31,675	1,755,112
Westpac Banking Corp.	35,553	832,436
Zions Bancorporation	1,430	62,791

		28,297,912

CAPITAL MARKETS–1.3%
3i Group PLC	9,721	114,295
Aberdeen Asset Management PLC	7,603	29,934
Affiliated Managers Group, Inc.	407	67,505
Ameriprise Financial, Inc.	1,145	145,747
ASX Ltd.	1,453	59,865
Bank of New York Mellon Corp. (The)	7,415	378,313
BlackRock, Inc.–Class A	877	370,454
CBOE Holdings, Inc.	646	59,044
Charles Schwab Corp. (The)	8,390	360,434
CME Group, Inc.–Class A	2,350	294,314
Credit Suisse Group AG (REG)(a)	25,000	363,775
Daiwa Securities Group, Inc.	16,000	95,275

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Deutsche Bank AG (REG)	19,693	$350,137
Deutsche Boerse AG	2,077	219,394
E*TRADE Financial Corp.(a)	1,870	71,116
Franklin Resources, Inc.	2,420	108,392
Goldman Sachs Group, Inc. (The)	2,638	585,372
Hargreaves Lansdown PLC	2,483	42,105
Hong Kong Exchanges & Clearing Ltd.	10,900	281,595
Intercontinental Exchange, Inc.	4,330	285,434
Invesco Ltd.	2,830	99,588
Investec PLC	5,877	43,913
Japan Exchange Group, Inc.	4,965	90,278
Julius Baer Group Ltd.(a)	2,130	112,541
London Stock Exchange Group PLC	3,987	189,651
Macquarie Group Ltd.	2,915	198,231
Moody’s Corp.	1,145	139,324
Morgan Stanley	10,270	457,631
Nasdaq, Inc.	760	54,332
Nomura Holdings, Inc.	38,855	234,313
Northern Trust Corp.	1,460	141,927
Partners Group Holding AG	158	98,104
Raymond James Financial, Inc.	909	72,920
S&P Global, Inc.	1,860	271,541
Schroders PLC	1,291	52,203
Singapore Exchange Ltd.	21,000	111,919
State Street Corp.	2,535	227,466
T. Rowe Price Group, Inc.	1,725	128,012
UBS Group AG(a)	38,983	662,940

		7,669,334

CONSUMER FINANCE–0.2%
Acom Co., Ltd.(a)	6,200	28,379
American Express Co.	5,410	455,738
Capital One Financial Corp.	3,513	290,244
Credit Saison Co., Ltd.	3,500	68,533
Discover Financial Services	2,810	174,754
Navient Corp.	2,200	36,630
Provident Financial PLC	1,401	44,435
Synchrony Financial	5,518	164,547

		1,263,260

DIVERSIFIED FINANCIAL SERVICES–0.7%
AMP Ltd.	28,155	112,345
Berkshire Hathaway, Inc.–Class B(a)	13,294	2,251,605
Challenger Ltd./Australia	12,809	131,362
Eurazeo SA	1,370	102,788
EXOR NV	3,679	199,633
First Pacific Co., Ltd./Hong Kong	86,660	63,909
Groupe Bruxelles Lambert SA	768	73,922
IHS Markit Ltd.(a)	2,261	99,574
Industrivarden AB–Class C	4,979	119,445
Investor AB–Class B	4,336	209,197
Kinnevik AB	4,676	143,353
Leucadia National Corp.	2,255	58,991

Mitsubishi UFJ Lease & Finance Co., Ltd.	10,370	$56,895
ORIX Corp.	14,110	219,549
Pargesa Holding SA	346	26,364
Wendel SA	844	124,836

		3,993,768

INSURANCE–2.0%
Admiral Group PLC	2,010	52,451
Aegon NV	11,109	56,855
Aflac, Inc.	2,855	221,776
Ageas	1,646	66,286
AIA Group Ltd.	128,423	939,589
Allianz SE (REG)	4,871	961,253
Allstate Corp. (The)	2,600	229,944
American International Group, Inc.	7,093	443,454
Aon PLC	1,865	247,952
Arthur J Gallagher & Co.	1,202	68,815
Assicurazioni Generali SpA	11,115	183,466
Assurant, Inc.	410	42,513
Aviva PLC	43,251	296,674
Baloise Holding AG (REG)	926	143,437
Chubb Ltd.	3,232	469,868
Cincinnati Financial Corp.	1,060	76,797
CNP Assurances	4,544	101,995
Dai-ichi Life Holdings, Inc.	10,264	186,306
Direct Line Insurance Group PLC	13,089	60,609
Everest Re Group Ltd.	294	74,849
Gjensidige Forsikring ASA	3,690	62,988
Hannover Rueck SE (REG)	795	95,490
Hartford Financial Services Group, Inc. (The)	2,675	140,625
Insurance Australia Group Ltd.	23,145	120,624
Japan Post Holdings Co., Ltd.	3,000	37,318
Legal & General Group PLC	63,405	213,358
Lincoln National Corp.	1,590	107,452
Loews Corp.	1,890	88,471
Mapfre SA	16,735	58,576
Marsh & McLennan Cos., Inc.	3,590	279,876
Medibank Pvt Ltd.	39,307	84,633
MetLife, Inc.	7,670	421,390
MS&AD Insurance Group Holdings, Inc.	4,800	161,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	321,336
NN Group NV	7,137	253,242
Old Mutual PLC	61,153	154,281
Principal Financial Group, Inc.	1,840	117,889
Progressive Corp. (The)	4,045	178,344
Prudential Financial, Inc.	3,065	331,449
Prudential PLC	27,421	629,415
QBE Insurance Group Ltd.	13,053	118,475
RSA Insurance Group PLC	10,859	87,109
Sampo Oyj–Class A	4,765	244,471
SCOR SE	3,333	132,413

5

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sompo Holdings, Inc.	4,000	$155,259
Sony Financial Holdings, Inc.	4,130	70,631
St James’s Place PLC	4,994	76,975
Standard Life PLC	22,799	118,555
Suncorp Group Ltd.	12,247	139,493
Swiss Life Holding AG(a)	342	115,689
Swiss Re AG	3,176	291,057
T&D Holdings, Inc.	5,500	84,107
Tokio Marine Holdings, Inc.	7,300	303,777
Torchmark Corp.	752	57,528
Travelers Cos., Inc. (The)	2,030	256,856
Tryg A/S	2,469	53,995
UnipolSai Assicurazioni SpA	4,035	8,852
Unum Group	1,620	75,541
Willis Towers Watson PLC	887	129,023
XL Group Ltd.	1,910	83,658
Zurich Insurance Group AG	1,604	468,126

		11,855,134

		53,079,408

INFORMATION TECHNOLOGY–7.1%
COMMUNICATIONS EQUIPMENT–0.4%
Cisco Systems, Inc.	35,090	1,098,317
F5 Networks, Inc.(a)	480	60,989
Harris Corp.	845	92,173
Juniper Networks, Inc.	2,640	73,603
Motorola Solutions, Inc.	1,145	99,317
Nokia Oyj	62,192	381,344
Telefonaktiebolaget LM Ericsson–Class B	28,969	208,291

		2,014,034

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Alps Electric Co., Ltd.	2,053	59,636
Amphenol Corp.–Class A	2,150	158,713
Corning, Inc.	7,205	216,510
FLIR Systems, Inc.	910	31,541
Hamamatsu Photonics KK	1,600	49,307
Hexagon AB–Class B	4,263	202,534
Hirose Electric Co., Ltd.	300	42,931
Hitachi High-Technologies Corp.	1,881	73,252
Hitachi Ltd.	52,000	320,616
Ingenico Group SA	930	84,339
Keyence Corp.	1,000	440,228
Kyocera Corp.	3,100	180,174
Murata Manufacturing Co., Ltd.	2,000	305,332
Nippon Electric Glass Co., Ltd.	930	33,917
Omron Corp.	1,800	78,353
Shimadzu Corp.	2,000	38,110
TDK Corp.	1,200	79,322
TE Connectivity Ltd.	2,460	193,553
Yaskawa Electric Corp.	2,000	42,584
Yokogawa Electric Corp.	4,500	72,420

		2,703,372

INTERNET SOFTWARE & SERVICES–1.2%
Akamai Technologies, Inc.(a)	1,205	$60,021
Alphabet, Inc.–Class A(a)	2,089	1,942,102
Alphabet, Inc.–Class C(a)	2,094	1,902,881
eBay, Inc.(a)	7,285	254,392
Facebook, Inc.–Class A(a)	16,237	2,451,462
Kakaku.com, Inc.	3,799	54,610
Mixi, Inc.	827	46,022
United Internet AG	2,321	127,734
VeriSign, Inc.(a)(d)	625	58,100
Yahoo Japan Corp.	13,553	58,918

		6,956,242

IT SERVICES–1.1%
Accenture PLC–Class A	4,335	536,153
Alliance Data Systems Corp.	430	110,377
Amadeus IT Group SA–Class A	4,677	279,571
Atos SE	677	94,990
Automatic Data Processing, Inc.	3,170	324,798
Capgemini SE	1,557	160,842
Cognizant Technology Solutions Corp.–Class A	4,230	280,872
Computershare Ltd.	3,663	39,809
CSRA, Inc.	990	31,433
DXC Technology Co.	2,018	154,821
Fidelity National Information Services, Inc.	2,270	193,858
Fiserv, Inc.(a)	1,550	189,627
Fujitsu Ltd.	18,000	133,133
Gartner, Inc.(a)	640	79,046
Global Payments, Inc.	1,059	95,649
International Business Machines Corp.	6,076	934,671
Mastercard, Inc.–Class A	6,710	814,930
Nomura Research Institute Ltd.	1,300	51,358
NTT Data Corp.	6,010	67,051
Obic Co., Ltd.	730	44,950
Otsuka Corp.	600	37,322
Paychex, Inc.	2,245	127,830
PayPal Holdings, Inc.(a)	7,835	420,504
Total System Services, Inc.	1,110	64,658
Visa, Inc.–Class A	13,150	1,233,207
Western Union Co. (The)–Class W	3,380	64,389
Worldpay Group PLC(e)	19,184	78,662

		6,644,511

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.1%
Advanced Micro Devices, Inc.(a)(d)	5,483	68,428
Analog Devices, Inc.	2,510	195,278
Applied Materials, Inc.	7,535	311,271
ASM Pacific Technology Ltd.	900	12,143
ASML Holding NV	3,784	493,254
Broadcom Ltd.	2,775	646,714
Disco Corp.	309	49,561

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Infineon Technologies AG	10,766	$228,676
Intel Corp.	33,040	1,114,769
KLA-Tencor Corp.	1,060	97,001
Lam Research Corp.	1,129	159,674
Microchip Technology, Inc.	1,495	115,384
Micron Technology, Inc.(a)	7,220	215,589
NVIDIA Corp.	3,735	539,932
NXP Semiconductors NV(a)	3,724	407,592
Qorvo, Inc.(a)	868	54,962
QUALCOMM, Inc.	10,270	567,109
Rohm Co., Ltd.	1,300	100,232
Skyworks Solutions, Inc.	1,324	127,038
STMicroelectronics NV	12,251	176,163
Texas Instruments, Inc.	6,975	536,587
Tokyo Electron Ltd.	1,689	228,341
Xilinx, Inc.	1,735	111,595

		6,557,293

SOFTWARE–1.6%
Activision Blizzard, Inc.	4,755	273,745
Adobe Systems, Inc.(a)	3,460	489,383
ANSYS, Inc.(a)	612	74,468
Autodesk, Inc.(a)	1,375	138,628
CA, Inc.	2,185	75,317
Check Point Software Technologies Ltd.(a)	1,404	153,148
Citrix Systems, Inc.(a)	1,080	85,946
Dassault Systemes SE	924	82,874
Electronic Arts, Inc.(a)	2,085	220,426
Gemalto NV	323	19,373
Intuit, Inc.	1,700	225,777
Konami Holdings Corp.	1,300	72,365
LINE Corp.(a)	873	30,307
Microsoft Corp.	54,420	3,751,171
Mobileye NV(a)	2,148	134,894
Nexon Co., Ltd.(a)	2,595	51,474
Nice Ltd.	596	46,957
Nintendo Co., Ltd.	1,200	401,750
Oracle Corp.	21,000	1,052,940
Oracle Corp. Japan	500	32,524
Red Hat, Inc.(a)	1,240	118,730
Sage Group PLC (The)	12,240	109,682
salesforce.com, Inc.(a)	4,484	388,314
SAP SE	10,475	1,096,432
Symantec Corp.	4,255	120,204
Synopsys, Inc.(a)	1,072	78,181
Trend Micro, Inc./Japan	1,600	82,693

		9,407,703

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.2%
Apple, Inc.	37,289	5,370,362
Brother Industries Ltd.	2,200	50,959
Canon, Inc.	11,400	387,775
FUJIFILM Holdings Corp.	4,200	151,441
Hewlett Packard Enterprise Co.	11,560	191,780
HP, Inc.	11,910	208,187
Konica Minolta, Inc.	6,000	50,057

NEC Corp.	25,000	$66,460
NetApp, Inc.	1,940	77,697
Ricoh Co., Ltd.	6,000	53,152
Seagate Technology PLC(d)	2,050	79,437
Seiko Epson Corp.	2,700	60,243
Western Digital Corp.	1,963	173,922
Xerox Corp.	1,486	42,693

		6,964,165

		41,247,320

HEALTH CARE–6.4%
BIOTECHNOLOGY–0.9%
AbbVie, Inc.	11,366	824,149
Alexion Pharmaceuticals, Inc.(a)	1,580	192,239
Amgen, Inc.	5,253	904,724
Biogen, Inc.(a)	1,565	424,678
Celgene Corp.(a)	5,430	705,194
CSL Ltd.	4,876	517,488
Genmab A/S(a)	540	115,139
Gilead Sciences, Inc.	9,215	652,238
Grifols SA	2,839	79,154
Incyte Corp.(a)	1,240	156,128
Regeneron Pharmaceuticals, Inc.(a)	540	265,216
Vertex Pharmaceuticals, Inc.(a)	1,707	219,981

		5,056,328

HEALTH CARE EQUIPMENT & SUPPLIES–1.0%
Abbott Laboratories	11,976	582,153
Align Technology, Inc.(a)	540	81,065
Baxter International, Inc.	3,380	204,625
Becton Dickinson and Co.	1,487	290,129
Boston Scientific Corp.(a)	9,460	262,231
Cochlear Ltd.	405	48,372
Coloplast A/S–Class B	1,154	96,457
ConvaTec Group PLC(a)(e)	12,601	52,388
Cooper Cos., Inc. (The)	361	86,431
CR Bard, Inc.	515	162,797
CYBERDYNE, Inc.(a)	3,189	42,495
Danaher Corp.	4,240	357,814
DENTSPLY SIRONA, Inc.	1,596	103,485
Edwards Lifesciences Corp.(a)	1,490	176,178
Essilor International SA	2,369	301,367
Getinge AB–Class B	2,013	39,427
Hologic, Inc.(a)	1,920	87,130
Hoya Corp.	3,900	203,039
IDEXX Laboratories, Inc.(a)	633	102,179
Intuitive Surgical, Inc.(a)	305	285,288
Medtronic PLC	9,659	857,236
Olympus Corp.	2,800	102,587
Smith & Nephew PLC	9,779	168,868
Sonova Holding AG (REG)	666	108,340
Straumann Holding AG	132	75,170
Stryker Corp.	2,175	301,846
Sysmex Corp.	1,500	89,780
Terumo Corp.	3,300	130,215
Varian Medical Systems, Inc.(a)	645	66,558

7

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

William Demant Holding A/S(a)	2,050	$53,042
Zimmer Biomet Holdings, Inc.	1,385	177,834

		5,696,526

HEALTH CARE PROVIDERS & SERVICES–0.9%
Aetna, Inc.	2,467	374,565
Alfresa Holdings Corp.	2,700	52,199
AmerisourceBergen Corp.–Class A	1,235	116,745
Anthem, Inc.	1,850	348,040
Cardinal Health, Inc.	2,195	171,034
Centene Corp.(a)	1,187	94,818
Cigna Corp.	1,815	303,813
DaVita, Inc.(a)	1,150	74,474
Envision Healthcare Corp.(a)	823	51,577
Express Scripts Holding Co.(a)	4,389	280,194
Fresenius Medical Care AG & Co. KGaA	2,085	201,195
Fresenius SE & Co. KGaA	4,696	403,165
HCA Healthcare, Inc.(a)	2,050	178,760
Healthscope Ltd.	34,249	58,206
Henry Schein, Inc.(a)	570	104,321
Humana, Inc.	1,065	256,260
Laboratory Corp. of America Holdings(a)	725	111,752
McKesson Corp.	1,565	257,505
Mediclinic International PLC	3,929	38,005
Medipal Holdings Corp.	3,900	72,314
Miraca Holdings, Inc.	1,000	45,039
Patterson Cos., Inc.	560	26,292
Quest Diagnostics, Inc.	950	105,602
Ramsay Health Care Ltd.	1,156	65,409
Ryman Healthcare Ltd.	3,027	18,389
Sonic Healthcare Ltd.	5,598	104,228
Suzuken Co., Ltd./Aichi Japan	1,200	39,946
UnitedHealth Group, Inc.	6,635	1,230,262
Universal Health Services, Inc.–Class B	650	79,352

		5,263,461

HEALTH CARE TECHNOLOGY–0.0%
Cerner Corp.(a)	2,080	138,257
M3, Inc.	2,070	57,104

		195,361

LIFE SCIENCES TOOLS & SERVICES–0.2%
Agilent Technologies, Inc.	2,245	133,151
Illumina, Inc.(a)	1,011	175,429
Lonza Group AG (REG)(a)	779	168,744
Mettler-Toledo International, Inc.(a)	220	129,479
PerkinElmer, Inc.	755	51,445
QIAGEN NV(a)	2,703	89,939
Thermo Fisher Scientific, Inc.	2,785	485,899
Waters Corp.(a)	545	100,193

		1,334,279

PHARMACEUTICALS–3.4%
Allergan PLC	2,400	$583,416
Astellas Pharma, Inc.	22,500	275,776
AstraZeneca PLC	13,478	902,804
Bayer AG (REG)	8,814	1,142,383
Bristol-Myers Squibb Co.	11,665	649,974
Chugai Pharmaceutical Co., Ltd.	2,100	78,678
Daiichi Sankyo Co., Ltd.	5,700	134,537
Eisai Co., Ltd.	2,400	132,786
Eli Lilly & Co.	6,765	556,760
GlaxoSmithKline PLC	52,848	1,124,989
Hikma Pharmaceuticals PLC	1,367	26,180
Hisamitsu Pharmaceutical Co., Inc.	1,000	47,944
Ipsen SA	880	120,417
Johnson & Johnson	19,105	2,527,400
Kyowa Hakko Kirin Co., Ltd.	2,000	37,198
Mallinckrodt PLC(a)	724	32,442
Merck & Co., Inc.	19,305	1,237,257
Merck KGaA	1,230	148,828
Mitsubishi Tanabe Pharma Corp.	3,000	69,396
Mylan NV(a)	2,555	99,185
Novartis AG (REG)	23,800	1,987,933
Novo Nordisk A/S–Class B	20,377	875,544
Ono Pharmaceutical Co., Ltd.	3,900	85,064
Orion Oyj–Class B	974	62,220
Otsuka Holdings Co., Ltd.	3,717	158,698
Perrigo Co. PLC	1,022	77,181
Pfizer, Inc.	42,336	1,422,066
Recordati SpA	2,055	83,370
Roche Holding AG	7,488	1,913,295
Sanofi	12,344	1,182,801
Santen Pharmaceutical Co., Ltd.	2,500	33,958
Shionogi & Co., Ltd.	2,800	156,122
Shire PLC	9,881	544,828
Sumitomo Dainippon Pharma Co., Ltd.	2,900	39,585
Taisho Pharmaceutical Holdings Co., Ltd.	567	43,202
Takeda Pharmaceutical Co., Ltd.	7,600	385,844
Taro Pharmaceutical Industries Ltd.(a)	133	14,904
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	9,825	326,387
UCB SA	1,203	82,738
Vifor Pharma AG	210	23,196
Zoetis, Inc.	3,446	214,962

		19,642,248

		37,188,203

INDUSTRIALS–6.3%
AEROSPACE & DEFENSE–0.9%
Airbus SE	5,607	462,720
Arconic, Inc.	2,756	62,423
BAE Systems PLC	33,818	279,177
Boeing Co. (The)	4,060	802,865

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Cobham PLC	16,316	$27,541
Dassault Aviation SA	41	57,298
Elbit Systems Ltd.	250	30,839
General Dynamics Corp.	2,010	398,181
L3 Technologies, Inc.	525	87,717
Leonardo SpA	5,271	87,761
Lockheed Martin Corp.	1,800	499,698
Meggitt PLC	10,854	67,444
Northrop Grumman Corp.	1,240	318,320
Raytheon Co.	2,050	331,034
Rockwell Collins, Inc.	900	94,572
Rolls-Royce Holdings PLC(a)	19,591	227,229
Safran SA	2,977	273,009
Singapore Technologies Engineering Ltd.	43,000	114,877
Textron, Inc.	1,855	87,370
Thales SA	694	74,691
TransDigm Group, Inc.	363	97,600
United Technologies Corp.	5,425	662,447
Zodiac Aerospace	4,945	134,348

		5,279,161

AIR FREIGHT & LOGISTICS–0.3%
Bollore SA	25,929	117,894
CH Robinson Worldwide, Inc.	965	66,276
Deutsche Post AG (REG)	9,235	346,666
Expeditors International of Washington, Inc.	1,220	68,906
FedEx Corp.	1,715	372,721
Kuehne & Nagel International AG (REG)	477	79,746
Royal Mail PLC	8,567	46,996
United Parcel Service, Inc.–Class B	4,855	536,914
Yamato Holdings Co., Ltd.	3,400	69,073

		1,705,192

AIRLINES–0.2%
Alaska Air Group, Inc.	843	75,668
American Airlines Group, Inc.	3,682	185,278
ANA Holdings, Inc.	10,075	35,081
Delta Air Lines, Inc.	5,202	279,555
Deutsche Lufthansa AG (REG)	3,330	75,889
easyJet PLC	2,320	41,099
International Consolidated Airlines Group SA	10,420	82,790
Japan Airlines Co., Ltd.	900	27,878
Qantas Airways Ltd.	24,972	109,766
Singapore Airlines Ltd.	14,000	102,889
Southwest Airlines Co.	4,305	267,513
United Continental Holdings, Inc.(a)	2,022	152,156

		1,435,562

BUILDING PRODUCTS–0.3%
Allegion PLC	635	51,511
Asahi Glass Co., Ltd.	2,000	84,466
Assa Abloy AB–Class B	9,541	210,297

Cie de Saint-Gobain	4,539	$242,405
Daikin Industries Ltd.	2,500	256,480
Fortune Brands Home & Security, Inc.	1,071	69,872
Geberit AG (REG)	360	168,106
Johnson Controls International PLC	5,892	255,477
LIXIL Group Corp.	2,500	62,663
Masco Corp.	2,305	88,074
TOTO Ltd.	1,000	38,315

		1,527,666

COMMERCIAL SERVICES & SUPPLIES–0.2%
Babcock International Group PLC	2,400	27,522
Brambles Ltd.	15,030	112,388
Cintas Corp.	585	73,733
Dai Nippon Printing Co., Ltd.	5,000	55,700
Edenred	818	21,338
G4S PLC	17,154	72,955
ISS A/S	1,785	70,117
Park24 Co., Ltd.	1,300	33,080
Republic Services, Inc.–Class A	1,600	101,968
Secom Co., Ltd.	2,000	152,170
Societe BIC SA	891	105,798
Sohgo Security Services Co., Ltd.	1,000	45,140
Stericycle, Inc.(a)	610	46,555
Toppan Printing Co., Ltd.	5,000	54,980
Waste Management, Inc.	2,845	208,681

		1,182,125

CONSTRUCTION & ENGINEERING–0.3%
ACS Actividades de Construccion y Servicios SA	2,540	98,206
Bouygues SA	1,739	73,264
CIMIC Group Ltd.	2,988	89,156
Eiffage SA	1,102	100,107
Ferrovial SA	4,609	102,381
Fluor Corp.	965	44,178
HOCHTIEF AG	422	77,470
Jacobs Engineering Group, Inc.	815	44,328
JGC Corp.	4,000	65,157
Kajima Corp.	7,000	59,161
Obayashi Corp.	6,000	70,693
Quanta Services, Inc.(a)	1,015	33,414
Shimizu Corp.	4,000	42,503
Skanska AB–Class B	8,587	203,906
Taisei Corp.	10,000	91,465
Vinci SA	4,768	406,717

		1,602,106

ELECTRICAL EQUIPMENT–0.5%
ABB Ltd. (REG)	20,970	520,499
Acuity Brands, Inc.	323	65,659
AMETEK, Inc.	1,599	96,851

9

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Eaton Corp. PLC	3,144	$244,698
Emerson Electric Co.	4,450	265,309
Fuji Electric Co., Ltd.	14,000	74,050
Gamesa Corp Technologica SA	2,566	54,901
Legrand SA	2,541	177,569
Mabuchi Motor Co., Ltd.	800	39,986
Mitsubishi Electric Corp.	21,000	303,715
Nidec Corp.	2,567	263,733
OSRAM Licht AG	678	54,119
Prysmian SpA	1,074	31,676
Rockwell Automation, Inc.	930	150,623
Schneider Electric SE (Paris)(a)	5,314	408,378
Vestas Wind Systems A/S	2,133	197,019

		2,948,785

INDUSTRIAL CONGLOMERATES–1.0%
3M Co.	4,255	885,848
CK Hutchison Holdings Ltd.	25,840	324,280
DCC PLC	843	76,771
General Electric Co.	62,559	1,689,719
Honeywell International, Inc.	5,305	707,103
Jardine Matheson Holdings Ltd.	2,300	147,651
Jardine Strategic Holdings Ltd.	2,005	83,583
Keihan Holdings Co., Ltd.	5,000	31,818
Keppel Corp., Ltd.	13,000	59,367
Koninklijke Philips NV	7,299	259,835
NWS Holdings Ltd.	37,000	72,767
Roper Technologies, Inc.	725	167,859
Seibu Holdings, Inc.	3,142	58,217
Siemens AG (REG)	8,153	1,121,477
Smiths Group PLC	3,761	78,198
Toshiba Corp.(a)	38,000	92,052

		5,856,545

MACHINERY–1.1%
Alfa Laval AB	3,611	73,908
Alstom SA(a)	3,502	122,309
Amada Holdings Co., Ltd.	3,000	34,799
ANDRITZ AG	693	41,811
Atlas Copco AB–Class A	6,392	245,784
Atlas Copco AB–Class B	3,579	123,707
Caterpillar, Inc.	4,085	438,974
CNH Industrial NV	22,634	256,686
Cummins, Inc.	1,100	178,442
Deere & Co.	2,035	251,506
Dover Corp.	1,085	87,039
FANUC Corp.	2,100	406,446
Flowserve Corp.	910	42,251
Fortive Corp.	2,070	131,135
GEA Group AG	1,741	71,487
Hino Motors Ltd.	6,000	66,993
Hitachi Construction Machinery Co., Ltd.	3,000	75,468
Hoshizaki Corp.	400	36,292
IHI Corp.(a)	26,000	88,852
Illinois Tool Works, Inc.	2,225	318,731
IMI PLC	4,517	70,353
Ingersoll-Rand PLC	1,805	164,959

JTEKT Corp.	4,300	$63,276
Kawasaki Heavy Industries Ltd.	9,000	26,790
Komatsu Ltd.	9,800	251,541
Kone Oyj–Class B	3,593	182,794
Kubota Corp.	10,000	169,028
Kurita Water Industries Ltd.	1,200	32,825
Makita Corp.	2,200	81,475
MAN SE	1,273	136,522
Metso Oyj	1,073	37,231
MINEBEA MITSUMI, Inc.	7,000	113,204
Mitsubishi Heavy Industries Ltd.	31,000	127,632
Nabtesco Corp.	1,000	29,164
NGK Insulators Ltd.	2,000	40,096
NSK Ltd.	4,719	59,383
PACCAR, Inc.	2,410	159,156
Parker-Hannifin Corp.	945	151,030
Pentair PLC	1,160	77,186
Sandvik AB	12,165	191,529
Schindler Holding AG	413	87,561
Schindler Holding AG (REG)	575	119,519
SKF AB–Class B	4,700	95,440
SMC Corp./Japan	600	183,415
Snap-on, Inc.	420	66,360
Stanley Black & Decker, Inc.	1,065	149,878
Sumitomo Heavy Industries Ltd.	6,000	39,814
THK Co., Ltd.	3,100	88,348
Volvo AB–Class B	14,676	250,279
Wartsila Oyj Abp	1,408	83,265
Weir Group PLC (The)	2,037	45,975
Xylem, Inc./NY	1,235	68,456

		6,536,104

MARINE–0.1%
AP Moller–Maersk A/S–Class A	70	133,566
AP Moller–Maersk A/S–Class B	68	136,919
Mitsui OSK Lines Ltd.	12,000	35,435
Nippon Yusen KK(a)	31,000	57,954

		363,874

PROFESSIONAL SERVICES–0.4%
Adecco Group AG (REG)	1,673	127,453
Bureau Veritas SA	3,094	68,487
Capita PLC	6,326	57,007
Equifax, Inc.	855	117,494
Experian PLC	10,230	209,948
Intertek Group PLC	1,536	84,380
Nielsen Holdings PLC	2,316	89,536
Randstad Holding NV	1,613	94,040
Recruit Holdings Co., Ltd.	11,748	202,182
RELX NV	15,125	311,829
RELX PLC	11,663	252,119
Robert Half International, Inc.	885	42,418
SGS SA (REG)	52	126,084
Verisk Analytics, Inc.–Class A(a)	1,100	92,807
Wolters Kluwer NV	5,568	235,487

		2,111,271

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

ROAD & RAIL–0.5%
Aurizon Holdings Ltd.	22,082	$90,954
Central Japan Railway Co.	1,537	251,018
CSX Corp.	6,560	357,914
DSV A/S	1,630	100,121
East Japan Railway Co.	3,600	344,866
Hankyu Hanshin Holdings, Inc.	2,200	79,256
JB Hunt Transport Services, Inc.	603	55,102
Kansas City Southern	770	80,580
Keikyu Corp.	4,000	48,241
Keio Corp.	6,000	50,293
Keisei Electric Railway Co., Ltd.	1,000	26,763
Kintetsu Group Holdings Co., Ltd.	17,000	65,587
Kyushu Railway Co.	1,722	55,852
MTR Corp., Ltd.	15,500	87,224
Nagoya Railroad Co., Ltd.	9,000	41,995
Nippon Express Co., Ltd.	12,000	75,302
Norfolk Southern Corp.	2,040	248,268
Odakyu Electric Railway Co., Ltd.	3,000	60,632
Tobu Railway Co., Ltd.	6,000	32,781
Tokyu Corp.	10,000	76,416
Union Pacific Corp.	5,800	631,678
West Japan Railway Co.	1,568	110,945

		2,971,788

TRADING COMPANIES & DISTRIBUTORS–0.3%
AerCap Holdings NV(a)	1,608	74,660
Ashtead Group PLC	4,791	99,138
Brenntag AG	1,471	85,309
Bunzl PLC	3,191	95,131
Fastenal Co.	1,980	86,190
ITOCHU Corp.	16,000	238,223
Marubeni Corp.	16,000	103,659
MISUMI Group, Inc.	2,900	66,467
Mitsubishi Corp.	16,100	338,438
Mitsui & Co., Ltd.	18,200	260,548
Sumitomo Corp.	11,300	147,354
Toyota Tsusho Corp.	2,300	69,151
Travis Perkins PLC	2,972	56,340
United Rentals, Inc.(a)	600	67,626
Wolseley PLC	3,100	190,271
WW Grainger, Inc.	380	68,601

		2,047,106

TRANSPORTATION INFRASTRUCTURE–0.2%
Abertis Infraestructuras SA	6,861	127,179
Aena SA(e)	643	125,561
Aeroports de Paris	1,000	161,193
Atlantia SpA	176	4,951
Auckland International Airport Ltd.	10,521	54,974
Groupe Eurotunnel SE (REG)	6,892	73,534
Hutchison Port Holdings Trust–Class U	43,553	18,712

Japan Airport Terminal Co., Ltd.	1,200	$46,068
Kamigumi Co., Ltd.	3,000	31,536
Sydney Airport	15,829	86,225
Transurban Group	19,376	176,465

		906,398

		36,473,683

CONSUMER DISCRETIONARY–6.2%
AUTO COMPONENTS–0.4%
Aisin Seiki Co., Ltd.	1,800	92,532
BorgWarner, Inc.	1,380	58,457
Bridgestone Corp.	6,900	298,298
Cie Generale des Etablissements Michelin–Class B	1,732	230,519
Continental AG	1,047	226,497
Delphi Automotive PLC	1,891	165,746
Denso Corp.	5,200	220,678
GKN PLC	16,316	69,303
Goodyear Tire & Rubber Co. (The)	1,810	63,278
Koito Manufacturing Co., Ltd.	1,000	51,710
NGK Spark Plug Co., Ltd.	3,000	64,261
NOK Corp.	2,800	59,443
Nokian Renkaat Oyj	1,090	45,119
Stanley Electric Co., Ltd.	1,600	48,488
Sumitomo Electric Industries Ltd.	7,200	111,387
Sumitomo Rubber Industries Ltd.	4,100	69,436
Toyota Industries Corp.	1,600	84,624
Valeo SA	2,277	153,194
Yokohama Rubber Co., Ltd. (The)	1,000	20,159

		2,133,129

AUTOMOBILES–1.0%
Bayerische Motoren Werke AG	3,152	293,159
Daimler AG (REG)	10,262	744,289
Ferrari NV	1,527	131,400
Fiat Chrysler Automobiles NV(a)	14,140	149,383
Ford Motor Co.	27,220	304,592
General Motors Co.	9,916	346,366
Harley-Davidson, Inc.	1,250	67,525
Honda Motor Co., Ltd.	18,521	507,439
Isuzu Motors Ltd.	5,500	68,296
Mazda Motor Corp.	5,200	73,054
Mitsubishi Motors Corp.	11,400	75,390
Nissan Motor Co., Ltd.	26,300	262,604
Peugeot SA	7,475	148,974
Porsche Automobil Holding SE (Preference Shares)	1,458	82,043
Renault SA	1,830	165,570
Subaru Corp.	6,000	203,448
Suzuki Motor Corp.	3,500	166,733
Toyota Motor Corp.	28,500	1,498,059
Volkswagen AG	630	97,849

11

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Volkswagen AG (Preference Shares)	1,767	$269,919
Yamaha Motor Co., Ltd.	2,700	70,063

		5,726,155

DISTRIBUTORS–0.0%
Genuine Parts Co.	1,060	98,326
Jardine Cycle & Carriage Ltd.	2,000	64,393
LKQ Corp.(a)	2,114	69,656

		232,375

DIVERSIFIED CONSUMER SERVICES–0.0%
Benesse Holdings, Inc.	300	11,341
H&R Block, Inc.	1,520	46,983

		58,324

HOTELS, RESTAURANTS & LEISURE–0.9%
Accor SA	2,705	126,889
Aristocrat Leisure Ltd.	4,876	84,535
Carnival Corp.	2,985	195,726
Carnival PLC	2,273	150,299
Chipotle Mexican Grill, Inc.–Class A(a)(d)	244	101,528
Compass Group PLC	16,837	355,378
Crown Resorts Ltd.	9,430	89,000
Darden Restaurants, Inc.	870	78,683
Domino’s Pizza Enterprises Ltd.	823	32,933
Galaxy Entertainment Group Ltd.	20,155	122,327
Genting Singapore PLC	92,000	72,484
Hilton Worldwide Holdings, Inc.	1,466	90,672
InterContinental Hotels Group PLC	2,053	114,010
Marriott International, Inc./MD–Class A	2,231	223,792
McDonald’s Corp.	5,980	915,897
McDonald’s Holdings Co. Japan Ltd.	2,200	84,395
Melco Resorts & Entertainment Ltd. (ADR)	2,651	59,515
Merlin Entertainments PLC(e)	6,755	42,285
Oriental Land Co., Ltd./Japan	2,100	142,328
Paddy Power Betfair PLC	1,060	113,162
Royal Caribbean Cruises Ltd.	1,177	128,564
Sands China Ltd.	39,744	181,930
Sodexo SA	1,005	129,889
Starbucks Corp.	10,220	595,928
Tatts Group Ltd.	15,121	48,575
TUI AG	6,938	101,141
Whitbread PLC	1,737	89,767
Wyndham Worldwide Corp.	750	75,307
Wynn Macau Ltd.	77,455	180,863
Wynn Resorts Ltd.	560	75,107
Yum! Brands, Inc.	2,545	187,719

		4,990,628

HOUSEHOLD DURABLES–0.4%
Auto Trader Group PLC(e)	9,529	$47,181
Barratt Developments PLC	9,541	70,072
Berkeley Group Holdings PLC	1,236	51,973
Casio Computer Co., Ltd.	2,100	32,366
DR Horton, Inc.	2,355	81,412
Electrolux AB–Class B	2,430	79,683
Garmin Ltd.	770	39,293
Husqvarna AB–Class B	8,194	81,450
Iida Group Holdings Co., Ltd.	1,346	22,467
Leggett & Platt, Inc.	925	48,590
Lennar Corp.–Class A	1,300	69,316
Mohawk Industries, Inc.(a)	450	108,760
Newell Brands, Inc.	3,355	179,895
Nikon Corp.	3,200	51,293
Panasonic Corp.	23,500	320,194
Persimmon PLC	2,928	85,517
PulteGroup, Inc.	2,135	52,372
Rinnai Corp.	700	65,398
SEB SA	241	43,257
Sekisui Chemical Co., Ltd.	4,000	71,774
Sekisui House Ltd.	6,000	106,042
Sharp Corp./Japan(a)	15,000	55,601
Sony Corp.	13,500	514,940
Taylor Wimpey PLC	31,025	71,247
Whirlpool Corp.	550	105,391

		2,455,484

INTERNET & DIRECT MARKETING RETAIL–0.7%
Amazon.com, Inc.(a)	2,762	2,673,616
Expedia, Inc.	832	123,926
Netflix, Inc.(a)	2,982	445,541
Priceline Group, Inc. (The)(a)	347	649,071
Rakuten, Inc.	8,852	104,462
Start Today Co., Ltd.	2,592	63,879
TripAdvisor, Inc.(a)(d)	762	29,108
Zalando SE(a)(e)	2,021	92,414

		4,182,017

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	1,900	64,918
Hasbro, Inc.	800	89,208
Mattel, Inc.	2,335	50,273
Sankyo Co., Ltd.	300	10,191
Sega Sammy Holdings, Inc.	2,500	33,705
Shimano, Inc.	700	111,145
Yamaha Corp.	1,600	55,390

		414,830

MEDIA–1.1%
Altice NV–Class A(a)	3,528	81,283
Altice NV–Class B(a)	1,176	27,125
Axel Springer SE	2,191	131,791
CBS Corp.–Class B	2,840	181,135
Charter Communications, Inc.–Class A(a)	1,523	513,023

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Comcast Corp.–Class A	33,502	$1,303,898
Dentsu, Inc.	2,100	100,743
Discovery Communications, Inc.–Class A(a)	1,045	26,992
Discovery Communications, Inc.–Class C(a)	1,545	38,949
DISH Network Corp.–Class A(a)	1,475	92,571
Eutelsat Communications SA	3,140	80,117
Hakuhodo DY Holdings, Inc.	2,490	33,161
Interpublic Group of Cos., Inc. (The)	2,795	68,757
ITV PLC	34,542	81,763
JCDecaux SA	189	6,197
Lagardere SCA	2,184	68,914
News Corp.–Class A	2,658	36,415
News Corp.–Class B	817	11,561
Omnicom Group, Inc.	1,660	137,614
Pearson PLC	7,821	70,420
ProSiebenSat.1 Media SE	1,328	55,709
Publicis Groupe SA	1,801	134,234
REA Group Ltd.	1,002	51,123
RTL Group SA (London)(a)	1,166	88,161
Schibsted ASA–Class B	2,252	49,813
Scripps Networks Interactive, Inc.–Class A	670	45,768
SES SA	4,651	108,958
Singapore Press Holdings Ltd.	6,000	14,078
Sky PLC	13,314	172,431
Telenet Group Holding NV(a)	459	28,915
Time Warner, Inc.	5,445	546,732
Toho Co., Ltd./Tokyo	1,000	30,840
Twenty-First Century Fox, Inc.–Class A	7,421	210,311
Twenty-First Century Fox, Inc.–Class B	3,367	93,838
Viacom, Inc.–Class B	2,410	80,904
Vivendi SA	11,072	246,545
Walt Disney Co. (The)	10,314	1,095,862
WPP PLC	13,761	289,761

		6,436,412

MULTILINE RETAIL–0.2%
Dollar General Corp.	1,820	131,204
Dollar Tree, Inc.(a)	1,638	114,529
Don Quijote Holdings Co., Ltd.	1,000	37,995
Isetan Mitsukoshi Holdings Ltd.	2,200	22,133
J Front Retailing Co., Ltd.	3,500	53,937
Kohl’s Corp.	1,230	47,564
Macy’s, Inc.	2,105	48,920
Marks & Spencer Group PLC	15,442	67,020
Marui Group Co., Ltd.	3,300	48,760
Next PLC	1,363	68,455
Nordstrom, Inc.(d)	770	36,829
Ryohin Keikaku Co., Ltd.	257	64,322
Target Corp.	4,025	210,467

		952,135

SPECIALTY RETAIL–0.8%
ABC-Mart, Inc.	500	$29,466
Advance Auto Parts, Inc.	531	61,909
AutoNation, Inc.(a)(d)	435	18,340
AutoZone, Inc.(a)	225	128,353
Bed Bath & Beyond, Inc.	1,045	31,768
Best Buy Co., Inc.	1,900	108,927
CarMax, Inc.(a)	1,320	83,239
Dixons Carphone PLC	16,194	59,864
Fast Retailing Co., Ltd.	500	167,212
Foot Locker, Inc.	942	46,422
Gap, Inc. (The)	1,505	33,095
Hennes & Mauritz AB–Class B	9,038	225,336
Hikari Tsushin, Inc.	500	52,678
Home Depot, Inc. (The)	8,630	1,323,842
Industria de Diseno Textil SA	11,626	446,496
Kingfisher PLC	29,522	115,635
L Brands, Inc.	1,685	90,805
Lowe’s Cos., Inc.	6,090	472,158
Nitori Holdings Co., Ltd.	750	100,397
O’Reilly Automotive, Inc.(a)	690	150,931
Ross Stores, Inc.	2,750	158,757
Shimamura Co., Ltd.	200	24,518
Signet Jewelers Ltd.	508	32,126
Staples, Inc.	4,515	45,466
Tiffany & Co.	755	70,872
TJX Cos., Inc. (The)	4,570	329,817
Tractor Supply Co.	915	49,602
Ulta Salon Cosmetics & Fragrance, Inc.(a)	402	115,511
USS Co., Ltd.	4,120	82,116
Yamada Denki Co., Ltd.	10,990	54,643

		4,710,301

TEXTILES, APPAREL & LUXURY GOODS–0.6%
adidas AG	1,792	343,614
Burberry Group PLC	4,236	91,662
Christian Dior SE	581	166,129
Cie Financiere Richemont SA (REG)	5,585	462,152
Coach, Inc.	1,930	91,366
Hanesbrands, Inc.(d)	2,627	60,841
Hermes International	281	138,807
HUGO BOSS AG	1,317	92,325
Kering	721	245,509
Li & Fung Ltd.	48,000	17,458
Luxottica Group SpA	1,559	90,746
LVMH Moet Hennessy Louis Vuitton SE	2,973	743,414
Michael Kors Holdings Ltd.(a)	1,159	42,014
NIKE, Inc.–Class B	9,420	555,780
Pandora A/S	1,106	103,217
PVH Corp.	545	62,402
Ralph Lauren Corp.	390	28,782
Swatch Group AG (The)	294	108,740
Swatch Group AG (The) (REG)	1,834	133,978

13

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Under Armour, Inc.– Class A(a)(d)	1,247	$27,135
Under Armour, Inc.– Class C(a)(d)	1,254	25,281
VF Corp.	2,310	133,056

		3,764,408

		36,056,198

CONSUMER STAPLES–5.2%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	8,118	896,621
Asahi Group Holdings Ltd.	3,700	139,343
Brown-Forman Corp.–Class B	1,254	60,944
Carlsberg A/S–Class B	1,051	112,315
Coca-Cola Amatil Ltd.	8,031	56,989
Coca-Cola Bottlers Japan, Inc.	1,300	37,642
Coca-Cola Co. (The)	27,130	1,216,781
Coca-Cola European Partners PLC	2,055	83,263
Coca-Cola HBC AG(a)	1,928	56,701
Constellation Brands, Inc.–Class A	1,270	246,037
Diageo PLC	26,828	792,814
Dr Pepper Snapple Group, Inc.	1,270	115,710
Heineken Holding NV	1,000	91,660
Heineken NV	4,780	464,781
Kirin Holdings Co., Ltd.	9,345	190,625
Molson Coors Brewing Co.–Class B	1,300	112,242
Monster Beverage Corp.(a)	2,880	143,078
PepsiCo, Inc.	10,075	1,163,562
Pernod Ricard SA	2,021	270,626
Remy Cointreau SA	195	22,730
Suntory Beverage & Food Ltd.	1,324	61,541
Treasury Wine Estates Ltd.	6,024	60,914

		6,396,919

FOOD & STAPLES RETAILING–0.9%
Aeon Co., Ltd.	6,200	94,300
Carrefour SA	5,903	149,239
Casino Guichard Perrachon SA	1,228	72,727
Colruyt SA	862	45,400
Costco Wholesale Corp.	3,065	490,185
CVS Health Corp.	7,430	597,818
Distribuidora Internacional de Alimentacion SA	8,219	51,290
FamilyMart UNY Holdings Co., Ltd.	800	45,813
ICA Gruppen AB	2,462	91,714
J Sainsbury PLC	18,022	59,113
Jeronimo Martins SGPS SA	2,405	46,955
Koninklijke Ahold Delhaize NV	9,852	188,047
Kroger Co. (The)	6,580	153,446
Lawson, Inc.	600	41,990
METRO AG	3,266	110,332
Seven & i Holdings Co., Ltd.	8,000	330,116
Sundrug Co., Ltd.	1,000	37,302

Sysco Corp.	3,555	$178,923
Tesco PLC(a)	87,120	191,806
Tsuruha Holdings, Inc.	600	63,758
Wal-Mart Stores, Inc.	10,563	799,408
Walgreens Boots Alliance, Inc.	5,945	465,553
Wesfarmers Ltd.	12,002	370,082
Whole Foods Market, Inc.	2,220	93,484
Wm Morrison Supermarkets PLC	29,345	92,168
Woolworths Ltd.	14,003	274,865

		5,135,834

FOOD PRODUCTS–1.2%
Ajinomoto Co., Inc.	5,000	108,121
Archer-Daniels-Midland Co.	4,015	166,141
Associated British Foods PLC	3,965	151,730
Barry Callebaut AG (REG)(a)	91	125,263
Calbee, Inc.	1,315	51,723
Campbell Soup Co.	1,325	69,099
Chocoladefabriken Lindt & Spruengli AG (REG)	1	69,729
Conagra Brands, Inc.	2,885	103,168
Danone SA	6,291	472,187
General Mills, Inc.	4,135	229,079
Hershey Co. (The)	1,000	107,370
Hormel Foods Corp.	1,850	63,103
JM Smucker Co. (The)	795	94,072
Kellogg Co.	1,765	122,597
Kerry Group PLC–Class A	1,906	163,989
Kikkoman Corp.	1,000	31,988
Kraft Heinz Co. (The)	4,178	357,804
Marine Harvest ASA(a)	4,327	74,031
McCormick & Co., Inc./MD	825	80,446
MEIJI Holdings Co., Ltd.	1,100	89,198
Mondelez International, Inc.–Class A	10,835	467,964
Nestle SA (REG)	33,982	2,963,830
NH Foods Ltd.	1,866	56,764
Nisshin Seifun Group, Inc.	4,000	65,758
Nissin Foods Holdings Co., Ltd.	1,200	75,035
Orkla ASA	10,095	102,606
Tate & Lyle PLC	4,440	38,266
Toyo Suisan Kaisha Ltd.	1,000	38,366
Tyson Foods, Inc.–Class A	2,075	129,957
WH Group Ltd.(e)	67,807	68,469
Wilmar International Ltd.	26,000	63,241
Yakult Honsha Co., Ltd.	800	54,530
Yamazaki Baking Co., Ltd.	2,000	39,874

		6,895,498

HOUSEHOLD PRODUCTS–0.7%
Church & Dwight Co., Inc.	1,776	92,139
Clorox Co. (The)	920	122,581
Colgate-Palmolive Co.	6,200	459,606
Essity AB(a)	4,979	136,225
Henkel AG & Co. KGaA	989	119,802
Henkel AG & Co. KGaA (Preference Shares)	1,696	233,868

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Kimberly-Clark Corp.	2,515	$324,712
Lion Corp.	2,000	41,484
Procter & Gamble Co. (The)	18,170	1,583,515
Reckitt Benckiser Group PLC	7,158	725,628
Unicharm Corp.	3,800	95,669

		3,935,229

PERSONAL PRODUCTS–0.5%
Beiersdorf AG	1,051	110,546
Coty, Inc.–Class A	3,262	61,195
Estee Lauder Cos., Inc. (The)–Class A	1,540	147,809
Kao Corp.	5,400	321,075
Kose Corp.	500	54,835
L’Oreal SA	2,700	562,989
Pola Orbis Holdings, Inc.	1,800	47,622
Shiseido Co., Ltd.	3,600	128,331
Unilever NV	15,507	856,014
Unilever PLC	13,679	740,278

		3,030,694

TOBACCO–0.8%
Altria Group, Inc.	13,660	1,017,260
British American Tobacco PLC	20,151	1,373,147
Imperial Brands PLC	10,218	459,167
Japan Tobacco, Inc.	11,724	412,076
Philip Morris International, Inc.	10,850	1,274,333
Reynolds American, Inc.	5,748	373,850
Swedish Match AB	2,884	101,606

		5,011,439

		30,405,613

ENERGY–2.7%
ENERGY EQUIPMENT & SERVICES–0.3%
Baker Hughes, Inc.	2,960	161,350
Halliburton Co.	5,990	255,833
Helmerich & Payne, Inc.	735	39,940
National Oilwell Varco, Inc.	2,605	85,809
Petrofac Ltd.	8,198	47,138
Saipem SpA(a)	18,421	68,216
Schlumberger Ltd.	9,700	638,648
TechnipFMC PLC(a)	3,318	90,250
Tenaris SA	4,501	70,277
Transocean Ltd.(a)	2,350	19,340

		1,476,801

OIL, GAS & CONSUMABLE FUELS–2.4%
Anadarko Petroleum Corp.	3,795	172,065
Apache Corp.	2,645	126,775
BP PLC	210,515	1,215,129
Cabot Oil & Gas Corp.	3,240	81,259
Caltex Australia Ltd.	3,100	75,278
Chesapeake Energy Corp.(a)(d)	5,195	25,819
Chevron Corp.	13,180	1,375,069
Cimarex Energy Co.	677	63,645
Concho Resources, Inc.(a)	1,007	122,381
ConocoPhillips	8,620	378,935

Devon Energy Corp.	3,620	$115,731
Enagas SA	2,159	60,591
Eni SpA	24,216	363,915
EOG Resources, Inc.	3,860	349,407
EQT Corp.	1,190	69,722
Exxon Mobil Corp.	30,310	2,446,926
Galp Energia SGPS SA	5,341	80,936
Hess Corp.	1,840	80,721
Idemitsu Kosan Co., Ltd.	1,200	34,138
Inpex Corp.	9,048	87,363
JXTG Holdings, Inc.	32,750	143,298
Kinder Morgan, Inc./DE	13,389	256,533
Koninklijke Vopak NV	502	23,262
Lundin Petroleum AB(a)	856	16,499
Marathon Oil Corp.	5,905	69,974
Marathon Petroleum Corp.	3,674	192,261
Murphy Oil Corp.	1,105	28,321
Neste Oyj	1,220	48,142
Newfield Exploration Co.(a)	1,370	38,990
Noble Energy, Inc.	3,000	84,900
Occidental Petroleum Corp.	5,350	320,305
Oil Search Ltd.	18,278	95,714
OMV AG	1,402	72,824
ONEOK, Inc.	2,718	141,771
Origin Energy Ltd.(a)	16,658	87,833
Phillips 66	3,110	257,166
Pioneer Natural Resources Co.	1,215	193,890
Range Resources Corp.	1,300	30,121
Repsol SA	13,383	205,176
Royal Dutch Shell PLC–Class A	47,104	1,251,492
Royal Dutch Shell PLC–Class B	39,919	1,071,681
Santos Ltd.(a)	18,468	42,954
Showa Shell Sekiyu KK	1,900	17,648
Snam SpA	26,833	117,103
Statoil ASA	12,989	215,385
Tesoro Corp.	825	77,220
TOTAL SA	25,086	1,245,444
Valero Energy Corp.	3,225	217,559
Williams Cos., Inc. (The)	4,755	143,981
Woodside Petroleum Ltd.	7,059	161,927

		14,195,179

		15,671,980

MATERIALS–2.7%
CHEMICALS–1.5%
Air Liquide SA	4,143	512,058
Air Products & Chemicals, Inc.	1,520	217,451
Akzo Nobel NV	3,630	315,696
Albemarle Corp.	761	80,316
Arkema SA	1,159	123,772
Asahi Kasei Corp.	12,000	129,460
BASF SE	9,789	908,507
CF Industries Holdings, Inc.(d)	1,600	44,736
Chr Hansen Holding A/S	1,460	106,181
Covestro AG(e)	1,766	128,024
Croda International PLC	1,689	85,535
Daicel Corp.	3,000	37,496
Dow Chemical Co. (The)	7,825	493,523

15

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Eastman Chemical Co.	1,030	$86,510
Ecolab, Inc.	1,840	244,260
EI du Pont de Nemours & Co.	6,095	491,927
EMS-Chemie Holding AG (REG)	203	149,897
Evonik Industries AG	2,574	82,383
FMC Corp.	930	67,936
Frutarom Industries Ltd.	300	20,944
Givaudan SA (REG)	88	176,334
Hitachi Chemical Co., Ltd.	3,000	89,942
Incitec Pivot Ltd.	32,013	83,969
International Flavors & Fragrances, Inc.	550	74,250
Israel Chemicals Ltd.	4,414	20,822
Johnson Matthey PLC	1,842	68,940
JSR Corp.	800	13,849
Kansai Paint Co., Ltd.	3,000	69,259
Kuraray Co., Ltd.	3,000	54,627
LANXESS AG	1,767	134,010
Linde AG	1,768	336,544
LyondellBasell Industries NV–Class A	2,399	202,452
Mitsubishi Chemical Holdings Corp.	13,000	108,313
Mitsubishi Gas Chemical Co., Inc.	2,500	53,098
Mitsui Chemicals, Inc.	8,000	42,603
Monsanto Co.	3,040	359,814
Mosaic Co. (The)	2,430	55,477
Nippon Paint Holdings Co., Ltd.	2,000	76,089
Nissan Chemical Industries Ltd.	1,000	33,137
Nitto Denko Corp.	1,600	132,130
Novozymes A/S–Class B	2,458	107,535
Orica Ltd.	7,662	121,757
PPG Industries, Inc.	1,850	203,426
Praxair, Inc.	1,990	263,774
Sherwin-Williams Co. (The)	565	198,292
Shin-Etsu Chemical Co., Ltd.	4,100	373,153
Sika AG	20	128,403
Solvay SA	927	124,414
Sumitomo Chemical Co., Ltd.	15,000	86,697
Symrise AG	1,178	83,579
Taiyo Nippon Sanso Corp.	7,000	78,955
Teijin Ltd.	3,000	57,891
Toray Industries, Inc.	14,000	117,455
Tosoh Corp.	6,298	64,909
Umicore SA	1,001	69,631
Yara International ASA	1,297	48,770

		8,640,912

CONSTRUCTION MATERIALS–0.2%
Boral Ltd.	17,642	94,194
CRH PLC	8,841	313,354
Fletcher Building Ltd.	7,055	41,313
HeidelbergCement AG	1,342	130,092
Imerys SA	448	38,996
James Hardie Industries PLC	3,449	54,356
LafargeHolcim Ltd. (REG)(a)	4,333	249,031
Martin Marietta Materials, Inc.	477	106,171

Taiheiyo Cement Corp.	5,000	$18,285
Vulcan Materials Co.	915	115,912

		1,161,704

CONTAINERS & PACKAGING–0.1%
Amcor Ltd./Australia	11,024	137,334
Avery Dennison Corp.	585	51,697
Ball Corp.	2,420	102,148
International Paper Co.	2,865	162,188
Sealed Air Corp.	1,340	59,978
Toyo Seikan Group Holdings Ltd.	1,700	28,779
WestRock Co.	1,747	98,985

		641,109

METALS & MINING–0.8%
Anglo American PLC(a)	14,945	199,661
Antofagasta PLC	6,389	66,656
ArcelorMittal(a)	12,535	284,333
BHP Billiton Ltd.	34,230	610,112
BHP Billiton PLC	22,510	344,869
BlueScope Steel Ltd.	6,941	70,271
Boliden AB	4,189	114,506
Fortescue Metals Group Ltd.	18,067	72,324
Freeport-McMoRan, Inc.(a)	8,525	102,385
Fresnillo PLC	2,356	45,670
Glencore PLC(a)	130,406	488,661
Hitachi Metals Ltd.	5,000	69,762
JFE Holdings, Inc.	5,000	87,058
Kobe Steel Ltd.(a)	1,199	12,363
Mitsubishi Materials Corp.	2,700	81,935
Newcrest Mining Ltd.	7,017	108,902
Newmont Mining Corp.	3,695	119,681
Nippon Steel & Sumitomo Metal Corp.	8,643	195,857
Norsk Hydro ASA	16,444	91,001
Nucor Corp.	2,210	127,893
Randgold Resources Ltd.	890	78,975
Rio Tinto Ltd.	4,038	196,241
Rio Tinto PLC	13,185	558,409
South32 Ltd.	56,741	116,858
Sumitomo Metal Mining Co., Ltd.	5,000	66,830
thyssenkrupp AG	3,919	111,691
voestalpine AG	1,082	50,432

		4,473,336

PAPER & FOREST PRODUCTS–0.1%
Mondi PLC	3,496	91,672
Oji Holdings Corp.	14,000	72,485
Stora Enso Oyj–Class R	5,244	67,763
UPM-Kymmene Oyj	5,689	162,220

		394,140

		15,311,201

16

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

REAL ESTATE–1.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–1.1%
Alexandria Real Estate Equities, Inc.	632	$76,137
American Tower Corp.	2,965	392,329
Apartment Investment & Management Co.–Class A	1,075	46,193
AvalonBay Communities, Inc.	945	181,601
Boston Properties, Inc.	1,100	135,322
British Land Co. PLC (The)	9,308	73,482
CapitaLand Mall Trust	14,000	20,078
Crown Castle International Corp.	2,370	237,427
Daiwa House REIT Investment Corp.	13	30,857
Dexus	13,420	97,705
Digital Realty Trust, Inc.	1,030	116,338
Equinix, Inc.	520	223,163
Equity Residential	2,540	167,208
Essex Property Trust, Inc.	478	122,975
Extra Space Storage, Inc.	883	68,874
Federal Realty Investment Trust	522	65,976
GGP, Inc.	4,044	95,277
Goodman Group	16,928	102,309
GPT Group (The)	17,105	62,913
Hammerson PLC	7,467	55,867
HCP, Inc.	2,880	92,045
Host Hotels & Resorts, Inc.	5,150	94,090
ICADE	1,592	133,555
Intu Properties PLC	9,588	33,624
Iron Mountain, Inc.	1,708	58,687
Japan Prime Realty Investment Corp.	7	24,241
Japan Real Estate Investment Corp.	12	59,640
Japan Retail Fund Investment Corp.	24	44,289
Kimco Realty Corp.	2,930	53,766
Klepierre	2,231	91,439
Land Securities Group PLC	10,386	137,123
Link REIT	21,500	163,551
Macerich Co. (The)	810	47,029
Mid-America Apartment Communities, Inc.	796	83,882
Mirvac Group	40,488	66,208
Nippon Building Fund, Inc.	13	66,344
Nippon Prologis REIT, Inc.	14	29,799
Nomura Real Estate Master Fund, Inc.	34	46,462
Prologis, Inc.	3,670	215,209
Public Storage	1,030	214,786
Realty Income Corp.	1,808	99,765
Regency Centers Corp.	1,033	64,707
Scentre Group	50,683	157,578
Segro PLC	8,541	54,438
Simon Property Group, Inc.	2,216	358,460

SL Green Realty Corp.	676	$71,521
Stockland	23,010	77,380
UDR, Inc.	1,828	71,237
Unibail-Rodamco SE	1,361	342,940
United Urban Investment Corp.	26	37,093
Ventas, Inc.	2,441	169,601
Vicinity Centres	20,397	40,248
Vornado Realty Trust	1,185	111,271
Welltower, Inc.	2,475	185,254
Westfield Corp.	18,793	115,910
Weyerhaeuser Co.	5,198	174,133

		6,259,336

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.6%
Aeon Mall Co., Ltd.	1,700	33,587
Azrieli Group Ltd.	811	45,050
CapitaLand Ltd.	35,000	88,936
CBRE Group, Inc.–Class A(a)	2,065	75,166
Cheung Kong Property Holdings Ltd.	25,719	201,258
City Developments Ltd.	11,000	85,686
Daito Trust Construction Co., Ltd.	700	109,057
Daiwa House Industry Co., Ltd.	6,000	205,354
Deutsche Wohnen AG	3,212	123,075
Global Logistic Properties Ltd.	80,329	166,880
Hang Lung Properties Ltd.	14,000	34,988
Henderson Land Development Co., Ltd.	25,141	140,184
Hongkong Land Holdings Ltd.	14,000	103,029
Hulic Co., Ltd.	6,591	67,497
Kerry Properties Ltd.	8,500	28,861
LendLease Group	10,380	132,849
Mitsubishi Estate Co., Ltd.	13,000	243,006
Mitsui Fudosan Co., Ltd.	10,000	239,585
New World Development Co., Ltd.	82,122	104,097
Nomura Real Estate Holdings, Inc.	3,600	70,847
Sino Land Co., Ltd.	16,000	26,214
Sumitomo Realty & Development Co., Ltd.	3,843	119,011
Sun Hung Kai Properties Ltd.	15,000	220,353
Swire Pacific Ltd.–Class A	7,000	68,332
Swire Properties Ltd.	25,389	83,693
Swiss Prime Site AG (REG)(a)	976	88,738
Tokyu Fudosan Holdings Corp.	7,989	47,379
Vonovia SE	5,710	227,179
Wharf Holdings Ltd. (The)	13,000	107,571
Wheelock & Co., Ltd.	17,000	128,224

		3,415,686

		9,675,022

UTILITIES–1.6%
ELECTRIC UTILITIES–0.9%
Alliant Energy Corp.	1,588	63,790
American Electric Power Co., Inc.	3,425	237,935

17

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

AusNet Services	37,398	$49,864
Chubu Electric Power Co., Inc.	6,100	81,122
Chugoku Electric Power Co., Inc. (The)	4,000	44,166
CK Infrastructure Holdings Ltd.	15,000	126,004
CLP Holdings Ltd.	12,500	132,179
Contact Energy Ltd.	4,696	17,928
DONG Energy A/S(e)	923	41,661
Duke Energy Corp.	4,782	399,727
Edison International	2,265	177,100
EDP–Energias de Portugal SA	25,431	83,190
Electricite de France SA	5,592	60,589
Endesa SA	3,024	69,759
Enel SpA	72,583	389,298
Entergy Corp.	1,225	94,043
Eversource Energy	2,210	134,169
Exelon Corp.	6,397	230,740
FirstEnergy Corp.	2,935	85,585
Fortum Oyj	4,228	66,353
HK Electric Investments & HK Electric Investments Ltd.–Class SS(e)	104,180	96,051
Iberdrola SA	62,572	495,846
Kansai Electric Power Co., Inc. (The)	8,491	117,086
Kyushu Electric Power Co., Inc.	4,100	49,830
Mercury NZ Ltd.	13,502	32,849
NextEra Energy, Inc.	3,245	454,722
PG&E Corp.	3,475	230,636
Pinnacle West Capital Corp.	785	66,851
Power Assets Holdings Ltd.	8,500	75,029
PPL Corp.	4,695	181,509
Red Electrica Corp. SA	5,707	119,393
Southern Co. (The)	6,810	326,063
SSE PLC	10,739	203,196
Terna Rete Elettrica Nazionale SpA	23,069	124,599
Tohoku Electric Power Co., Inc.	4,300	59,594
Tokyo Electric Power Co. Holdings, Inc.(a)	13,800	56,971
Xcel Energy, Inc.	3,520	161,498

		5,436,925

GAS UTILITIES–0.1%
APA Group	12,605	88,817
Gas Natural SDG SA	3,334	78,044
Hong Kong & China Gas Co., Ltd.	79,344	149,221
Osaka Gas Co., Ltd.	18,000	73,707
Toho Gas Co., Ltd.	6,000	43,704
Tokyo Gas Co., Ltd.	19,000	98,965

		532,458

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.0%
AES Corp./VA	4,585	50,940
Electric Power Development Co., Ltd.	1,600	39,629

Meridian Energy Ltd.	18,542	$39,536
NRG Energy, Inc.	2,190	37,712

		167,817

MULTI-UTILITIES–0.6%
AGL Energy Ltd.	6,423	125,868
Ameren Corp.	1,660	90,752
CenterPoint Energy, Inc.	2,995	82,003
Centrica PLC	64,140	167,229
CMS Energy Corp.	1,920	88,800
Consolidated Edison, Inc.	2,130	172,147
Dominion Energy, Inc.	4,385	336,023
DTE Energy Co.	1,270	134,353
E.ON SE	19,048	179,812
Engie SA	18,347	276,925
Innogy SE(e)	2,613	102,838
National Grid PLC	36,605	453,554
NiSource, Inc.	2,205	55,919
Public Service Enterprise Group, Inc.	3,505	150,750
RWE AG(a)	5,973	119,315
SCANA Corp.	995	66,675
Sempra Energy	1,760	198,440
Suez	5,769	106,821
United Utilities Group PLC	8,008	90,521
Veolia Environnement SA	2,727	57,694
WEC Energy Group, Inc.	2,188	134,299

		3,190,738

WATER UTILITIES–0.0%
American Water Works Co., Inc.	1,221	95,177
Severn Trent PLC	2,239	63,651

		158,828

		9,486,766

TELECOMMUNICATION SERVICES–1.6%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.2%
AT&T, Inc.	42,926	1,619,598
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	41,536
BT Group PLC	89,935	345,822
CenturyLink, Inc.	3,810	90,983
Deutsche Telekom AG (REG)	34,368	619,482
Elisa Oyj	1,354	52,524
HKT Trust & HKT Ltd.–Class SS	55,098	72,406
Iliad SA	332	78,461
Inmarsat PLC	6,433	64,517
Koninklijke KPN NV	28,755	92,032
Level 3 Communications, Inc.(a)	1,997	118,422
Nippon Telegraph & Telephone Corp.	7,400	349,310
Orange SA	18,911	300,967
Proximus SADP	1,568	54,879
Singapore Telecommunications Ltd.	76,000	214,639
Spark New Zealand Ltd.	17,417	48,260

18

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Swisscom AG (REG)	247	$119,375
TDC A/S	10,476	60,922
Telecom Italia SpA/Milano (ordinary shares)(a)	150,129	138,895
Telecom Italia SpA/Milano (savings shares)	96,487	71,403
Telefonica Deutschland Holding AG	17,113	85,582
Telefonica SA	50,008	517,663
Telenor ASA	7,146	118,554
Telia Co. AB	24,258	111,795
Telstra Corp., Ltd.	40,732	134,584
TPG Telecom Ltd.	8,880	38,903
Verizon Communications, Inc.	28,445	1,270,354

		6,831,868

WIRELESS TELECOMMUNICATION SERVICES–0.4%
KDDI Corp.	19,550	517,051
Millicom International Cellular SA	641	37,914
NTT DOCOMO, Inc.	14,767	349,249
SoftBank Group Corp.	8,832	717,954
StarHub Ltd.	23,000	45,441
Tele2 AB–Class B	3,826	40,095
Vodafone Group PLC	283,081	803,937

		2,511,641

		9,343,509

Total Common Stocks (cost $236,440,496)		293,938,903

	Principal Amount (000)
GOVERNMENTS– TREASURIES–29.5%
UNITED STATES–29.5%
U.S. Treasury Bonds 2.25%, 8/15/46	$5,033	4,431,751
2.50%, 2/15/45	520	485,388
2.75%, 8/15/42	920	910,081
2.875%, 5/15/43–8/15/45	5,597	5,631,428
3.00%, 5/15/45–5/15/47	1,065	1,098,407
3.125%, 11/15/41–2/15/43	2,825	2,988,206
3.50%, 2/15/39	358	404,540
3.625%, 8/15/43	3,475	3,998,422
3.75%, 8/15/41	220	257,606
3.875%, 8/15/40	280	333,244
4.25%, 5/15/39	240	300,675
4.375%, 11/15/39–5/15/41	1,258	1,605,284
4.50%, 8/15/39	220	285,003
4.75%, 2/15/37–2/15/41	2,661	3,549,120
5.375%, 2/15/31	650	873,641
6.00%, 2/15/26	2,846	3,688,238
6.25%, 8/15/23–5/15/30	724	1,009,545
6.875%, 8/15/25	590	796,684

7.25%, 8/15/22	$775	$975,773
7.625%, 2/15/25	55	76,261
8.00%, 11/15/21	9,123	11,492,129
U.S. Treasury Notes 1.00%, 9/30/19	995	985,827
1.125%, 2/28/21–9/30/21	2,905	2,838,642
1.25%, 11/30/18–10/31/21	24,271	24,121,407
1.375%, 12/31/18–5/31/21	12,309	12,242,118
1.50%, 5/31/19–8/15/26	6,875	6,747,697
1.625%, 6/30/20–2/15/26	14,732	14,385,217
1.75%, 3/31/22–5/15/23	6,871	6,816,434
1.875%, 11/30/21	3,207	3,214,516
2.00%, 11/15/21–11/15/26	14,375	14,327,729
2.125%, 8/15/21–5/15/25	5,862	5,873,097
2.25%, 11/15/24–2/15/27	1,881	1,875,382
2.375%, 8/15/24–5/15/27	1,437	1,453,820
2.50%, 8/15/23–5/15/24	2,242	2,299,266
2.625%, 8/15/20–11/15/20	3,700	3,817,406
2.75%, 2/28/18–11/15/23	3,189	3,276,940
3.125%, 5/15/21	394	414,123
3.375%, 11/15/19	1,890	1,974,459
3.50%, 5/15/20	910	960,050
3.625%, 2/15/20–2/15/21	13,021	13,859,670
3.75%, 11/15/18	5,038	5,201,735

Total Governments–Treasuries (cost $173,016,516)		171,876,961

	Shares
INVESTMENT COMPANIES–14.8%
FUNDS AND INVESTMENT TRUSTS–14.8%(f)
iShares Core MSCI Emerging Markets ETF	671,403	33,597,006
iShares International Developed Real Estate ETF(d)	293,373	8,355,263
SPDR S&P MidCap 400 ETF Trust	40,670	12,917,605
Vanguard Global ex-U.S. Real Estate ETF	150,903	8,488,294
Vanguard Mid-Cap ETF	18,523	2,639,898
Vanguard REIT ETF	154,197	12,833,816
Vanguard Small-Cap ETF(d)	51,851	7,027,885

Total Investment Companies (cost $80,650,449)		85,859,767

RIGHTS–0.0%
INDUSTRIALS–0.0%
CONSTRUCTION & ENGINEERING–0.0%
ACS Actividades de Construccion y Servicios SA, expiring 7/11/17(a) (cost $2,153)	2,540	2,031

19

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–4.4%
INVESTMENT COMPANIES–4.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(f)(g) (cost $25,600,289)	25,600,289	$25,600,289

Total Investments Before Security Lending Collateral for Securities Loaned–99.3% (cost $515,709,903)		577,277,951

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.9%
INVESTMENT COMPANIES–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(f)(g) (cost $5,129,485)	5,129,485	$5,129,485

TOTAL INVESTMENTS–100.2% (cost $520,839,388)		582,407,436
Other assets less liabilities–(0.2)%		(1,187,480)

NET ASSETS–100.0%		$581,219,956

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	96	September 2017	$3,883,241	$3,761,967	$(121,274)
Euro-Bund Futures	25	September 2017	4,699,055	4,621,994	(77,061)
FTSE 100 Index Futures	69	September 2017	6,667,673	6,508,764	(158,909)
Mini MSCI EAFE Futures	9	September 2017	851,732	850,320	(1,412)
TOPIX Index Futures	40	September 2017	5,747,898	5,731,051	(16,847)
U.S. T-Note 5 Yr (CBT) Futures	18	September 2017	2,125,793	2,121,047	(4,746)
U.S. T-Note 10 Yr (CBT) Futures	274	September 2017	34,484,321	34,395,563	(88,758)
U.S. Ultra Bond (CBT) Futures	31	September 2017	5,036,827	5,142,125	105,298

Sold Contracts
Hang Seng Index Futures	13	July 2017	2,130,808	2,130,049	759
S&P 500 E Mini Futures	69	September 2017	8,346,853	8,352,105	(5,252)
SPI 200 Futures	63	September 2017	6,814,022	6,838,368	(24,346)

					$(392,548)

20

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	AUD	15,381	USD	11,609	9/15/17	$(202,788)
Barclays Bank PLC	CAD	1,304	USD	972	9/15/17	(34,834)
BNP Paribas SA	GBP	1,675	USD	2,160	9/15/17	(25,722)
Citibank, NA	NOK	7,781	USD	921	9/15/17	(12,548)
Citibank, NA	USD	4,251	EUR	3,770	9/15/17	71,064
Citibank, NA	USD	3,887	JPY	423,564	9/15/17	(109,166)
Credit Suisse International	CHF	5,435	USD	5,635	9/15/17	(59,048)
Credit Suisse International	GBP	4,053	USD	5,188	9/15/17	(102,184)
Credit Suisse International	USD	12,618	EUR	11,415	9/15/17	467,774
Credit Suisse International	USD	1,766	SEK	15,287	9/15/17	55,872
JPMorgan Chase Bank, NA	USD	4,496	JPY	498,195	9/15/17	(52,916)
JPMorgan Chase Bank, NA	USD	2,758	SEK	23,747	9/15/17	72,525
Morgan Stanley Capital Services, Inc.	JPY	428,927	USD	3,836	9/15/17	10,364
Morgan Stanley Capital Services, Inc.	USD	3,750	CHF	3,602	9/15/17	23,901
State Street Bank & Trust Co.	CHF	3,475	USD	3,621	9/15/17	(19,254)

						$83,040

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
UBS AG
Russell 2000 Total Return Index	1,256	LIBOR Minus 0.40%	$8,538	2/15/18	$142,036

Pay Total Return on Reference Obligation
Deutsche Bank AG
S&P 500 Total Return Index	3,575	LIBOR Plus 0.30%	16,797	9/15/17	77,009

					$219,045

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Fair valued by the Adviser.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $875,534 or 0.2% of net assets.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

21

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Glossary:

ADR—American Depositary Receipt

ASX—Australian Stock Exchange

CBOE—Chicago Board Options Exchange

CBT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rates

MSCI—Morgan Stanley Capital International

REG—Registered Shares

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TOPIX—Tokyo Price Index

See notes to financial statements.

22

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $490,109,614)	$551,677,662	(a)
Affiliated issuers (cost $30,729,774—including investment of cash collateral for securities loaned of $5,129,485)	30,729,774
Cash collateral due from broker	2,119,215
Foreign currencies, at value (cost $1,608,062)	1,622,668
Unaffiliated interest and dividends receivable	1,843,992
Receivable for investment securities sold	1,285,994
Unrealized appreciation on forward currency exchange contracts	701,500
Receivable for capital stock sold	324,799
Collateral due from Securities Lending Agent	281,750
Unrealized appreciation on total return swaps	219,045
Affiliated dividends receivable	15,486

Total assets	590,821,885

LIABILITIES
Due to custodian	3,979
Payable for collateral received on securities loaned	5,411,235
Payable for investment securities purchased	2,302,782
Unrealized depreciation on forward currency exchange contracts	618,460
Payable for capital stock redeemed	389,003
Advisory fee payable	354,274
Distribution fee payable	128,299
Payable for variation margin on exchange-traded derivatives	60,418
Administrative fee payable	12,674
Transfer Agent fee payable	82
Accrued expenses	320,723

Total liabilities	9,601,929

NET ASSETS	$581,219,956

COMPOSITION OF NET ASSETS
Capital stock, at par	$46,799
Additional paid-in capital	506,144,565
Undistributed net investment income	12,418,388
Accumulated net realized gain on investment and foreign currency transactions	1,109,669
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	61,500,535

	$581,219,956

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$311,373	24,880	$12.51
B	$580,908,583	46,774,605	$12.42

(a)	Includes securities on loan with a value of $5,019,111 (see Note E).

See notes to financial statements.

23

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $280,339)	$5,113,517
Affiliated issuers	80,305
Interest	1,477,637
Other income	41

6,671,500

EXPENSES
Advisory fee (see Note B)	2,021,843
Distribution fee—Class B	721,698
Transfer agency—Class A	1
Transfer agency—Class B	2,354
Custodian	134,352
Audit and tax	48,521
Administrative	25,108
Legal	23,137
Printing	21,808
Directors’ fees	13,383
Miscellaneous	35,536

Total expenses	3,047,741
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(29,415)

Net expenses	3,018,326

Net investment income	3,653,174

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,254,421
Futures	(1,109,667)
Swaps	2,591,887
Foreign currency transactions	426,100
Net change in unrealized appreciation/depreciation of:
Investments	33,435,611
Futures	(509,004)
Swaps	(1,718,459)
Foreign currency denominated assets and liabilities	309,467

Net gain on investment and foreign currency transactions	37,680,356

Contributions from Affiliates (see Note B)	2,689

NET INCREASE IN NET ASSETS FROM OPERATIONS	$41,336,219

See notes to financial statements.

24

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,653,174		$4,716,370
Net realized gain on investment and foreign currency transactions	6,162,741		2,382,396
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	31,517,615		9,384,262
Contributions from Affiliates (see Note B)	2,689		–0	–

Net increase in net assets from operations	41,336,219		16,483,028
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(3,253)
Class B	–0	–	(3,066,140)
Net realized gain on investment transactions
Class A	–0	–	(89)
Class B	–0	–	(118,984)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(19,144,670)		34,170,007

Total increase	22,191,549		47,464,569
NET ASSETS
Beginning of period	559,028,407		511,563,838

End of period (including undistributed net investment income of $12,418,388 and $8,765,214, respectively)	$581,219,956		$559,028,407

See notes to financial statements.

25

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

26

AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

27

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$21,715,609		$31,363,799		$–0	–(a)	$53,079,408
Information Technology	33,144,770		8,102,550		–0	–	41,247,320
Health Care	21,804,826		15,383,377		–0	–	37,188,203
Industrials	15,064,192		21,409,491		–0	–	36,473,683
Consumer Discretionary	18,560,848		17,495,350		–0	–	36,056,198
Consumer Staples	13,585,185		16,820,428		–0	–	30,405,613
Energy	8,752,617		6,919,363		–0	–	15,671,980
Materials	4,415,515		10,895,686		–0	–	15,311,201
Real Estate	4,366,116		5,308,906		–0	–	9,675,022
Utilities	4,571,207		4,915,559		–0	–	9,486,766
Telecommunication Services	3,171,763		6,171,746		–0	–	9,343,509
Governments—Treasuries	–0	–	171,876,961		–0	–	171,876,961
Investment Companies	85,859,767		–0	–	–0	–	85,859,767
Rights	2,031		–0	–	–0	–	2,031
Short-Term Investments	25,600,289		–0	–	–0	–	25,600,289
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,129,485		–0	–	–0	–	5,129,485

Total Investments in Securities	265,744,220		316,663,216		–0	–	582,407,436
Other Financial Instruments(b):
Assets:
Futures	105,298		759		–0	–	106,057	(c)
Forward Currency Exchange Contracts	–0	–	701,500		–0	–	701,500
Total Return Swaps	–0	–	219,045		–0	–	219,045
Liabilities:
Futures	(177,229)		(321,376)		–0	–	(498,605	)(c)
Forward Currency Exchange Contracts	–0	–	(618,460)		–0	–	(618,460)

Total(d)	$265,672,289		$316,644,684		$–0	–	$582,316,973

(a)	The Portfolio held a security with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

28

AB Variable Products Series Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)		Total
Balance as of 12/31/16	$–0	–	$–0	–
Accrued discounts/(premiums)	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	–0	–	–0	–
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 6/30/17	$–0	–	$–0	–

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/17(b)	$–0	–	$–0	–

(a)	The Portfolio held a security with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

29

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2018 and then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2017, there were no expenses waived by the Adviser.

During the six months ended June 30, 2017, the Adviser reimbursed the Portfolio $2,689 for trading losses incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,108.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six

30

AB Variable Products Series Fund

months ended June 30, 2017, such waiver amounted to $26,658. A summary of the Portfolio’s transactions in shares of the Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$21,929	$84,045	$80,374	$25,600	$69

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $41,449, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$64,903,174	$62,711,004
U.S. government securities	23,651,384	14,685,924

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions)are as follows:

Gross unrealized appreciation	$71,198,934
Gross unrealized depreciation	(9,630,886)

Net unrealized appreciation	$61,568,048

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and

31

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2017, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by

32

AB Variable Products Series Fund

having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2017, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the

33

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2017, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2017, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2017, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the

34

AB Variable Products Series Fund

defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$105,298	*	Receivable/Payable for variation margin on exchange-traded derivatives	$170,565	*
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	759	*	Receivable/Payable for variation margin on exchange-traded derivatives	328,040	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	701,500		Unrealized depreciation on forward currency exchange contracts	618,460
Equity contracts	Unrealized appreciation on total return swaps	219,045

Total		$1,026,602			$1,117,065

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$703,898	$(164,101)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(1,813,565)	(344,903)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	229,216	279,060
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	150,796	(36,130)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	502,331	(502,331)
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,938,760	(1,179,998)

Total		$1,711,436	$(1,948,403)

35

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Futures:
Average original value of buy contracts	$60,747,803
Average original value of sale contracts	$26,199,885
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$53,269,661
Average principal amount of sale contracts	$64,295,579
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,469,883	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$16,380,500	(b)
Average notional amount of sale contracts	$16,380,500	(b)
Total Return Swaps:
Average notional amount	$25,925,258

(a)	Positions were open for four months during the period.

(b)	Positions were open for one month during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$71,064	$(71,064)		$–0	–	$–0	–	$–0	–
Credit Suisse International	523,646	(161,232)		–0	–	–0	–	362,414
Deutsche Bank AG	77,009	–0	–	–0	–	–0	–	77,009
JPMorgan Chase Bank, NA	72,525	(52,916)		–0	–	–0	–	19,609
Morgan Stanley Capital Services, Inc.	34,265	–0	–	–0	–	–0	–	34,265
UBS AG	142,036	–0	–	–0	–	–0	–	142,036

Total	$920,545	$(285,212)		$–0	–	$–0	–	$635,333	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.**	$60,418	$–0	–	$(60,418)		$–0	–	$–0	–

Total	$60,418	$–0	–	$(60,418)		$–0	–	$–0	–

OTC Derivatives:
Barclays Bank PLC	$237,622	$–0	–	$–0	–	$–0	–	$237,622
BNP Paribas SA	25,722	–0	–	–0	–	–0	–	25,722
Citibank, NA	121,714	(71,064)		–0	–	–0	–	50,650
Credit Suisse International	161,232	(161,232)		–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	52,916	(52,916)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	19,254	–0	–	–0	–	–0	–	19,254

Total	$618,460	$(285,212)		$–0	–	$–0	–	$333,248	^

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

**	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $5,019,111 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $5,129,485. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $11,307 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $2,757. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$8,035	$108,702	$111,326	$5,411

37

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	3,724		11,244	$45,115		$125,982
Shares issued in reinvestment of dividends and distributions	–0	–	284	–0	–	3,342
Shares redeemed	(4,896)		(20,757)	(59,331)		(236,231)

Net decrease	(1,172)		(9,229)	$(14,216)		$(106,907)

Class B
Shares sold	1,997,074		9,938,397	$24,061,129		$113,721,017
Shares issued in reinvestment of dividends and distributions	–0	–	271,768	–0	–	3,185,124
Shares redeemed	(3,570,979)		(7,265,964)	(43,191,583)		(82,629,227)

Net increase (decrease)	(1,573,905)		2,944,201	$(19,130,454)		$34,276,914

At June 30, 2017, certain shareholders of the Portfolio owned 91% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

38

AB Variable Products Series Fund

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk—The Portfolio’s investments in the real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or “REITs”, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$3,071,351	$8,554,468
Net long-term capital gains	117,115	3,931,919

Total taxable distributions paid	$3,188,466	$12,486,387

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,747,798
Accumulated capital and other losses	(1,736,257	)(a)
Unrealized appreciation/(depreciation)	24,683,522	(b)

Total accumulated earnings/(deficit)	$33,695,063

(a)	As of December 31, 2016, the Portfolio had a net capital loss carryforward of $1,736,257.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), return of capital distributions received from underlying securities, the tax treatment of corporate restructurings, the tax treatment of partnership investments, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

39

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio had a net short-term capital loss carryforward of $1,713,361 and a net long-term capital loss carryforward of $22,896 which may be carried forward for an indefinite period.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE L: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

40

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.63	$11.33	$11.74	$11.74	$10.53	$9.75

Income From Investment Operations
Net investment income (loss) (a)	.09	(b)	.13	(b)†	.08	.08	(b)	.03	(b)	(.01	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.79	.27	(.19)	.44	1.26	.81
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.88	.40	(.11)	.52	1.29	.80

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.10)	(.10)	(.07)	(.04)	(.01)
Distributions from net realized gain on investment transactions	–0	–	(.00	)(c)	(.20)	(.45)	(.04)	(.01)

Total dividends and distributions	–0	–	(.10)	(.30)	(.52)	(.08)	(.02)

Net asset value, end of period	$12.51	$11.63	$11.33	$11.74	$11.74	$10.53

Total Return
Total investment return based on net asset value (d)	7.65%	3.59	%†	(1.09)%	4.45%	12.31%	8.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$311	$303	$400	$350	$269	$27
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)	.80	%^	.79%	.83%	.85%	.85%	.85%
Expenses, before waivers/reimbursements (e)	.81	%^	.81%	.83%	.85%	.89%	1.22%
Net investment income (loss)	1.51	%(b)^	1.11	%(b)†	.67%	.69	%(b)	.31	%(b)	(.14	)%(b)
Portfolio turnover rate	14%	64%	93%	53%	52%	51%

See footnote summary on page 43.

41

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.56	$11.26	$11.68	$11.68	$10.49	$9.74

Income From Investment Operations
Net investment income (a)	.08	(b)	.10	(b)†	.05	.05	(b)	.01	(b)	.01	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.78	.27	(.19)	.45	1.25	.76
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.86	.37	(.14)	.50	1.26	.77

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.07)	(.08)	(.05)	(.03)	(.01)
Distributions from net realized gain on investment transactions	–0	–	(.00	)(c)	(.20)	(.45)	(.04)	(.01)

Total dividends and distributions	–0	–	(.07)	(.28)	(.50)	(.07)	(.02)

Net asset value, end of period	$12.42	$11.56	$11.26	$11.68	$11.68	$10.49

Total Return
Total investment return based on net asset value (d)	7.44%	3.37	%†	(1.30)%	4.21%	12.04%	7.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$580,909	$558,725	$511,164	$481,600	$387,519	$220,663
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)	1.05	%^	1.05%	1.08%	1.10%	1.10%	1.10%
Expenses, before waivers/reimbursements (e)	1.06	%^	1.07%	1.08%	1.10%	1.14%	1.29%
Net investment income	1.26	%(b)^	.89	%(b)†	.43%	.44	%(b)	.05	%(b)	.12	%(b)
Portfolio turnover rate	14%	64%	93%	53%	52%	51%

See footnote summary on page 43.

42

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2017 and year ended December 31, 2016, such waiver amounted to .01% and .02%, respectively, annualized for the Portfolio.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.00005	.0004%	.0004%

^	Annualized.

See notes to financial statements.

43

DYNAMIC ASSET ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held on August 2-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

44

AB Variable Products Series Fund

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may invest.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or

45

DYNAMIC ASSET ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

46

VPS-DAA-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GLOBAL BOND PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL BOND PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,018.60	$1.90	0.38%	$3.20	0.64%
Hypothetical (5% annual return before expenses)	$1,000	$1,022.91	$1.91	0.38%	$3.21	0.64%

Class B
Actual	$1,000	$1,006.50	$3.13	0.63%	$4.43	0.89%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.67	$3.16	0.63%	$4.46	0.89%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees and expenses from the Portfolio in an amount equal to the Portfolio’s pro rata share of affiliated acquired fund fees and expenses. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL BOND PORTFOLIO
SECURITY TYPE BREAKDOWN(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$5,384,873	48.0%
Governments—Treasuries	3,602,863	32.1
Inflation-Linked Securities	536,089	4.8
Corporates—Investment Grade	397,270	3.5
Governments—Sovereign Agencies	284,272	2.5
Mortgage Pass-Throughs	193,229	1.7
Collateralized Mortgage Obligations	135,616	1.2
Emerging Markets—Treasuries	122,558	1.1
Corporates—Non-Investment Grade	51,286	0.5
Commercial Mortgage-Backed Securities	20,479	0.2
Local Governments—Provincial Bonds	19,442	0.2
Quasi-Sovereigns	15,802	0.1
Emerging Markets—Corporate Bonds	15,026	0.1
Emerging Markets—Sovereigns	6,144	0.1
Short-Term Investments	435,737	3.9

Total Investments	$11,220,686	100.0%

COUNTRY BREAKDOWN(2)

June 30, 2017 (unaudited)

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$7,663,475	68.3%
Canada	691,872	6.2
Italy	584,436	5.2
United Kingdom	448,863	4.0
Spain	191,155	1.7
Belgium	184,538	1.6
Brazil	151,741	1.4
Mexico	146,383	1.3
Sweden	119,636	1.1
France	118,106	1.1
Australia	106,568	0.9
Germany	94,703	0.8
New Zealand	69,610	0.6
Other	213,863	1.9
Short-Term Investments	435,737	3.9

Total Investments	$11,220,686	100.0%

(1)	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

(2)	All data are as of June 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Israel, Malaysia, Russia, South Africa and Switzerland.

2

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES–49.2%
FUNDS AND INVESTMENT TRUSTS–49.2%
AB Global Bond Fund, Inc.–Class Z(a) (cost $5,398,327)		638,775	$5,384,873

	Principal Amount (000)
GOVERNMENTS–TREASURIES–32.9%
AUSTRALIA–1.0%
Australia Government Bond Series 128 5.75%, 7/15/22(b)	AUD	75	67,416
Series 142 4.25%, 4/21/26(b)		45	39,152

			106,568

BELGIUM–1.7%
Kingdom of Belgium Government Bond Series 71 3.75%, 6/22/45(b)	EUR	27	44,917
Series 72 2.60%, 6/22/24(b)		53	70,003
Series 81 0.80%, 6/22/27(b)		61	69,618

			184,538

CANADA–3.4%
Canadian Government Bond 1.25%, 8/01/17	CAD	360	277,740
2.50%, 6/01/24		105	85,900
2.75%, 12/01/48		15	13,186

			376,826

FRANCE–1.1%
French Republic Government Bond OAT 2.50%, 5/25/30(b)	EUR	35	46,762
3.50%, 4/25/26(b)		50	71,344

			118,106

GERMANY–0.9%
Bundesrepublik Deutschland 2.50%, 7/04/44–8/15/46(b)		64	94,703

ITALY–5.3%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22		75	87,613
3.45%, 3/01/48(b)		13	15,117
3.75%, 5/01/21		262	336,278
4.50%, 8/01/18		45	54,092
5.50%, 11/01/22		65	91,336

			584,436

	Principal Amount (000)		U.S. $ Value

MALAYSIA–0.2%
Malaysia Government Bond Series 0511 3.58%, 9/28/18	MYR	120	$28,043

MEXICO–1.2%
Mexican Bonos Series M 6.50%, 6/10/21	MXN	1,045	57,406
8.00%, 6/11/20		1,280	73,175

			130,581

NEW ZEALAND–0.5%
New Zealand Government Bond Series 423 5.50%, 4/15/23(b)	NZD	65	54,785

RUSSIA–0.3%
Russian Federal Bond–OFZ Series 6214 6.40%, 5/27/20	RUB	1,850	30,198

SOUTH AFRICA–0.6%
Republic of South Africa Government Bond Series 2048 8.75%, 2/28/48	ZAR	724	49,398
Series R186 10.50%, 12/21/26		189	16,019

			65,417

SPAIN–1.7%
Spain Government Bond 1.30%, 10/31/26(b)	EUR	54	61,070
1.95%, 7/30/30(b)		13	14,876
2.15%, 10/31/25(b)		20	24,447
2.90%, 10/31/46(b)		4	4,622
4.10%, 7/30/18(b)		45	53,847
4.20%, 1/31/37(b)		21	30,633
5.15%, 10/31/44(b)		1	1,660

			191,155

SWEDEN–1.1%
Sweden Government Bond Series 1054 3.50%, 6/01/22	SEK	860	119,636

UNITED KINGDOM–4.1%
United Kingdom Gilt 1.50%, 7/22/26(b)	GBP	45	60,172
1.75%, 9/07/22(b)		20	27,476
2.00%, 7/22/20–9/07/25(b)		115	159,468
2.25%, 9/07/23(b)		78	110,272
3.25%, 1/22/44(b)		55	91,475

			448,863

3

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

UNITED STATES–9.8%
U.S. Treasury Bonds 2.875%, 5/15/43–11/15/46		U.S.$	109	$109,824
3.00%, 11/15/44–2/15/47			125	128,900
3.625%, 8/15/43			90	103,556
6.25%, 5/15/30			90	128,292
U.S. Treasury Notes 1.375%, 4/30/20			75	74,672
1.625%, 2/15/26–5/15/26			130	123,311
2.00%, 2/15/25–11/15/26			98	96,043
2.25%, 11/15/25–2/15/27			280	279,027
2.375%, 8/15/24			25	25,383

				1,069,008

Total Governments–Treasuries (cost $3,580,847)				3,602,863

INFLATION-LINKED SECURITIES–4.9%
BRAZIL–0.5%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50–5/15/55		BRL	56	53,033

NEW ZEALAND–0.1%
New Zealand Government Bond Series 0925 2.00%, 9/20/25(b)		NZD	20	14,825

UNITED STATES–4.3%
U.S. Treasury Inflation Index 0.125%, 4/15/19–4/15/20 (TIPS)		U.S.$	443	442,884
0.25%, 1/15/25 (TIPS)			26	25,347

				468,231

Total Inflation-Linked Securities (cost $538,054)				536,089

CORPORATES–INVESTMENT GRADE–3.6%
INDUSTRIAL–2.9%
BASIC–0.2%
Fibria Overseas Finance Ltd. 5.50%, 1/17/27			2	2,043
Glencore Funding LLC 4.00%, 4/16/25(b)			5	4,996
4.125%, 5/30/23(b)			5	5,131
4.625%, 4/29/24(b)			4	4,178
Mosaic Co. (The) 5.625%, 11/15/43			5	5,103

				21,451

CAPITAL GOODS–0.0%
General Electric Co. Series D 5.00%, 1/21/21(c)			5	5,302

COMMUNICATIONS–MEDIA–0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579%, 7/23/20	U.S.$		5	$5,168
4.908%, 7/23/25			15	16,205
Cox Communications, Inc. 2.95%, 6/30/23(b)			8	7,795

				29,168

COMMUNICATIONS– TELECOMMUNICATIONS–0.3%
AT&T, Inc. 3.40%, 5/15/25			3	2,944
3.60%, 2/17/23			7	7,149
4.125%, 2/17/26			12	12,298
Verizon Communications, Inc. 2.625%, 8/15/26			10	9,228
3.50%, 11/01/24			5	5,047

				36,666

CONSUMER NON–CYCLICAL–0.7%
AbbVie, Inc. 2.50%, 5/14/20			4	4,044
3.60%, 5/14/25			10	10,227
Mylan NV 3.15%, 6/15/21			11	11,191
3.95%, 6/15/26			5	5,071
Reynolds American, Inc. 4.45%, 6/12/25			10	10,725
5.85%, 8/15/45			3	3,672
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23			15	14,606
3.15%, 10/01/26			15	14,231

				73,767

ENERGY–0.5%
Energy Transfer LP 4.65%, 6/01/21			5	5,273
EnLink Midstream Partners LP 4.15%, 6/01/25			13	12,906
Enterprise Products Operating LLC 3.70%, 2/15/26			10	10,176
Hess Corp. 4.30%, 4/01/27			12	11,751
Nabors Industries, Inc. 5.50%, 1/15/23(b)			3	2,841
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24			12	11,701

				54,648

4

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

SERVICES–0.1%
S&P Global, Inc. 4.40%, 2/15/26	U.S.$	15	$16,110

TECHNOLOGY–0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24(b)		5	5,127
3.875%, 1/15/27(b)		5	5,134
Dell International LLC/EMC Corp. 4.42%, 6/15/21(b)		10	10,539
5.45%, 6/15/23(b)		10	10,881
6.02%, 6/15/26(b)		5	5,519
Fidelity National Information Services, Inc. 5.00%, 10/15/25		3	3,324
HP, Inc. 4.65%, 12/09/21		10	10,791
KLA-Tencor Corp. 4.65%, 11/01/24		15	16,188
Seagate HDD Cayman 4.875%, 3/01/24(b)		5	5,099
Western Digital Corp. 7.375%, 4/01/23(b)		10	10,975

			83,577

			320,689

FINANCIAL INSTITUTIONS–0.7%
BANKING–0.7%
Bank of America Corp. 3.824%, 1/20/28		15	15,272
3.875%, 8/01/25		20	20,655
Goldman Sachs Group, Inc. (The) 3.85%, 7/08/24–1/26/27		13	13,431
Series E 1.625%, 7/27/26(b)	EUR	5	5,649
JPMorgan Chase & Co. 3.782%, 2/01/28	U.S.$	16	16,366

			71,373

REITS–0.0%
VEREIT Operating Partnership LP 4.125%, 6/01/21		5	5,208

			76,581

Total Corporates–Investment Grade (cost $388,509)			397,270

GOVERNMENTS–SOVEREIGN AGENCIES–2.6%
CANADA–2.6%
Canada Housing Trust No. 1 1.70%, 12/15/17(b)	CAD	60	46,437
3.80%, 6/15/21(b)		285	237,835

Total Governments–Sovereign Agencies (cost $292,947)			284,272

MORTGAGE PASS-THROUGHS–1.8%
AGENCY FIXED RATE 30-YEAR–1.7%
Federal National Mortgage Association 4.00%, 7/01/47, TBA	U.S.$	119	$125,419
3.50%, 7/01/47, TBA		55	56,478

			181,897

OTHER AGENCY FIXED RATE PROGRAMS–0.1%
Canadian Mortgage Pools 6.125%, 12/15/24	CAD	12	11,332

Total Mortgage Pass-Throughs (cost $193,607)			193,229

COLLATERALIZED MORTGAGE OBLIGATIONS–1.2%
RISK SHARE FLOATING RATE–1.2%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 2M2 6.216% (LIBOR 1 Month + 5.00%), 11/25/24(d)	U.S.$	14	15,643
Series 2015-C01, Class 1M2 5.516% (LIBOR 1 Month + 4.30%), 2/25/25(d)		9	9,342
Series 2015-C01, Class 2M2 5.766% (LIBOR 1 Month + 4.55%), 2/25/25(d)		15	16,044
Series 2015-C02, Class 2M2 5.216% (LIBOR 1 Month + 4.00%), 5/25/25(d)		23	24,849
Series 2015-C03, Class 2M2 6.216% (LIBOR 1 Month + 5.00%), 7/25/25(d)		10	11,091
Series 2016-C01, Class 1M2 7.966% (LIBOR 1 Month + 6.75%), 8/25/28(d)		13	15,122
Series 2016-C01, Class 2M2 8.166% (LIBOR 1 Month + 6.95%), 8/25/28(d)		13	14,997
Series 2016-C02, Class 1M2 7.216% (LIBOR 1 Month + 6.00%), 9/25/28(d)		15	17,554

5

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2016-C04, Class 1M2 5.466% (LIBOR 1 Month + 4.25%), 1/25/29(d)	U.S.$	10	$10,974

Total Collateralized Mortgage Obligations (cost $126,918)			135,616

EMERGING MARKETS–TREASURIES–1.1%
ARGENTINA–0.4%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	235	15,712
16.00%, 10/17/23		389	25,207

			40,919

BRAZIL–0.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	270	81,639

Total Emerging Markets–Treasuries (cost $125,045)			122,558

CORPORATES–NON-INVESTMENT GRADE–0.5%
INDUSTRIAL–0.4%
BASIC–0.1%
CF Industries, Inc. 4.95%, 6/01/43	U.S.$	7	6,044

COMMUNICATIONS–TELECOMMUNICATIONS–0.1%
CenturyLink, Inc. Series S 6.45%, 6/15/21		8	8,665
Series Y 7.50%, 4/01/24		5	5,483
Uniti Group, Inc./CSL Capital LLC 6.00%, 4/15/23(b)		2	2,080

			16,228

CONSUMER NON-CYCLICAL–0.1%
Valeant Pharmaceuticals International, Inc. 5.875%, 5/15/23(b)		5	4,287
6.125%, 4/15/25(b)		4	3,391

			7,678

ENERGY–0.1%
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		10	6,492

TRANSPORTATION–SERVICES–0.0%
Hertz Corp. (The) 5.50%, 10/15/24(b)	U.S.$	5	$4,100

			40,542

FINANCIAL INSTITUTIONS–0.1%
FINANCE–0.1%
Navient Corp. 6.625%, 7/26/21		10	10,744

Total Corporates–Non-Investment Grade (cost $51,715)			51,286

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.2%
NON-AGENCY FIXED RATE CMBS–0.2%
JPMBB Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.818%, 11/15/48		10	9,633
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39		12	10,846

Total Commercial Mortgage-Backed Securities (cost $22,165)			20,479

LOCAL GOVERNMENTS–PROVINCIAL BONDS–0.2%
CANADA–0.2%
Province of Ontario Canada 2.40%, 6/02/26	CAD	15	11,570
2.60%, 6/02/25		10	7,872

Total Local Governments–Provincial Bonds (cost $18,770)			19,442

QUASI-SOVEREIGNS–0.1%
QUASI-SOVEREIGN BONDS–0.1%
MEXICO–0.1%
Petroleos Mexicanos 5.375%, 3/13/22(b) (cost $14,925)	U.S.$	15	15,802

EMERGING MARKETS–CORPORATE BONDS–0.1%
INDUSTRIAL–0.1%
ENERGY–0.1%
Petrobras Global Finance BV 6.125%, 1/17/22		9	9,282
8.75%, 5/23/26		5	5,744

Total Emerging Markets–Corporate Bonds (cost $13,925)			15,026

6

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS–SOVEREIGNS–0.1%
ARGENTINA–0.1%
Argentine Republic Government International Bond 5.625%, 1/26/22 (cost $6,000)	U.S.$	6	$6,144

	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS–4.0%
INVESTMENT COMPANIES–4.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio– Class AB, 0.79%(a)(e) (cost $435,737)		435,737	$435,737

TOTAL INVESTMENTS–102.5% (cost $11,207,491)			11,220,686
Other assets less liabilities–(2.5)%			(269,097)

NET ASSETS–100.0%			$10,951,589

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	7	September 2017	$935,951	$934,972	$(979)

Sold Contracts
Euro-BOBL Futures	1	September 2017	151,916	150,421	1,495
Euro-Schatz Futures	1	September 2017	128,079	127,749	330
U.S. T-Note 5 Yr (CBT) Futures	2	September 2017	236,716	235,672	1,044
U.S. T-Note 10 Yr (CBT) Futures	1	September 2017	134,842	134,813	29

					$1,919

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	585	USD	177	7/05/17	$730
Bank of America, NA	USD	91	BRL	305	7/05/17	638
Bank of America, NA	USD	85	BRL	280	7/05/17	(120)
Bank of America, NA	TWD	2,536	USD	84	7/28/17	290
Bank of America, NA	BRL	305	USD	91	8/02/17	(638)
Bank of America, NA	USD	110	INR	7,094	8/21/17	(441)
Bank of America, NA	INR	3,468	USD	53	8/22/17	69
Bank of America, NA	CAD	944	USD	712	8/24/17	(16,200)
Barclays Bank PLC	GBP	395	USD	512	7/21/17	(3,537)
Barclays Bank PLC	KRW	124,657	USD	110	7/27/17	1,453

7

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	55	CNY	378	8/16/17	$230
Barclays Bank PLC	INR	3,594	USD	55	8/22/17	54
BNP Paribas SA	CNY	378	USD	55	7/18/17	(387)
Credit Suisse International	BRL	25	USD	8	7/05/17	41
Credit Suisse International	USD	8	BRL	25	7/05/17	(11)
Credit Suisse International	EUR	1,009	USD	1,074	7/13/17	(78,644)
Credit Suisse International	TRY	96	USD	27	8/18/17	(82)
Credit Suisse International	RUB	1,869	USD	32	9/13/17	700
State Street Bank & Trust Co.	AUD	315	USD	238	7/10/17	(4,286)
State Street Bank & Trust Co.	CAD	33	NZD	35	7/10/17	238
State Street Bank & Trust Co.	NZD	136	USD	95	7/10/17	(4,992)
State Street Bank & Trust Co.	ZAR	721	USD	54	7/11/17	(1,058)
State Street Bank & Trust Co.	EUR	55	SEK	532	7/13/17	667
State Street Bank & Trust Co.	EUR	44	USD	49	7/13/17	(1,875)
State Street Bank & Trust Co.	GBP	83	EUR	95	7/13/17	539
State Street Bank & Trust Co.	USD	54	EUR	49	7/13/17	2,219
State Street Bank & Trust Co.	JPY	1,793	USD	16	7/14/17	(205)
State Street Bank & Trust Co.	SEK	1,518	USD	171	7/14/17	(8,945)
State Street Bank & Trust Co.	USD	49	GBP	39	7/21/17	1,266
State Street Bank & Trust Co.	MXN	2,408	USD	133	8/03/17	1,188
State Street Bank & Trust Co.	USD	27	TRY	97	8/18/17	222
State Street Bank & Trust Co.	USD	55	CAD	73	8/24/17	1,139

						$(109,738)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00%	3.10%	$199	$15,275	$9,515
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	3.39	9	636	60
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	0.61	1,100	20,729	4,159

				$36,640	$13,734

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-EM Series 23, 5 Year Index, 6/20/20*	1.00%	2.11%	$147	$(4,532)	$(7,477)	$2,945

8

AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.74%	$6	$(1,071)	$(99)	$(972)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.73	100	(8,605)	(593)	(8,012)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	6	(1,097)	(102)	(995)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	11	(2,012)	(200)	(1,812)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.74	12	(2,194)	(192)	(2,002)

				$(19,511)	$(8,663)	$(10,848)

*	Termination date

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $1,626,456 or 14.9% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

RUB—Russian Ruble

SEK—Swedish Krona

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

INTRCONX—Inter-Continental Exchange

LIBOR—London Interbank Offered Rate

OAT—Obligations Assimilables du Trésor

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

9

GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $5,373,427)	$5,400,076
Affiliated issuers (cost $5,834,064)	5,820,610
Cash	596
Cash collateral due from broker	37,805
Foreign currencies, at value (cost $38,131)	38,479
Unaffiliated interest and dividends receivable	39,265
Receivable due from Adviser	15,908
Affiliated dividends receivable	13,588
Unrealized appreciation on forward currency exchange contracts	11,683
Receivable for investment securities sold	3,611
Unrealized appreciation on credit default swaps	2,945
Receivable for variation margin on exchange-traded derivatives	1,142

Total assets	11,385,708

LIABILITIES
Payable for investment securities purchased	198,359
Unrealized depreciation on forward currency exchange contracts	121,421
Custody fee payable	45,122
Audit and tax fee payable	24,194
Unrealized depreciation on credit default swaps	13,793
Upfront premiums received on credit default swaps	8,663
Payable for variation margin on exchange-traded derivatives	535
Transfer Agent fee payable	85
Distribution fee payable	59
Payable for capital stock redeemed	8
Accrued expenses	21,880

Total liabilities	434,119

NET ASSETS	$10,951,589

COMPOSITION OF NET ASSETS
Capital stock, at par	$1,053
Additional paid-in capital	10,539,337
Undistributed net investment income	447,034
Accumulated net realized gain on investment transactions and foreign currency transactions	55,790
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(91,625)

$10,951,589

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$10,682,605	1,026,986	$10.40
B	$268,984	25,976.26	$10.35

See notes to financial statements.

10

GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends—Affiliated issuers	$69,446
Interest	58,748

128,194

EXPENSES
Advisory fee (see Note B)	26,950
Distribution fee—Class B	208
Transfer agency—Class A	1,928
Transfer agency—Class B	33
Custodian	49,925
Administrative	26,055
Audit and tax	23,228
Legal	13,513
Directors’ fees	13,375
Printing	7,444
Miscellaneous	1,179

Total expenses	163,838
Less: expenses waived and reimbursed by the Adviser (see Note B)	(143,214)

Net expenses	20,624

Net investment income	107,570

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	15,695
Futures	1,682
Swaps	21,436
Foreign currency transactions	(22,923)
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	50,683
Investments	190,090
Futures	1,989
Swaps	(3,541)
Foreign currency denominated assets and liabilities	(161,757)

Net gain on investment and foreign currency transactions	93,354

NET INCREASE IN NET ASSETS FROM OPERATIONS	$200,924

See notes to financial statements.

11

GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$107,570		$227,070
Net realized gain on investment transactions and foreign currency transactions	15,890		150,441
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	77,464		163,823

Net increase in net assets from operations	200,924		541,334
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(291,608)
Class B	–0	–	(383)
CAPITAL STOCK TRANSACTIONS
Net increase	249,115		294,472

Total increase	450,039		543,815
NET ASSETS
Beginning of period	10,501,550		9,957,735

End of period (including undistributed net investment income of $447,034 and $339,464, respectively)	$10,951,589		$10,501,550

See notes to financial statements.

12

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Bond Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio commenced operations on April 29, 2015. The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2017 AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

13

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

14

AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$5,384,873		$–0	–	$–0	–	$5,384,873
Governments—Treasuries	–0	–	3,602,863		–0	–	3,602,863
Inflation-Linked Securities	–0	–	536,089		–0	–	536,089
Corporates—Investment Grade	–0	–	397,270		–0	–	397,270
Governments—Sovereign Agencies	–0	–	284,272		–0	–	284,272
Mortgage Pass-Throughs	–0	–	193,229		–0	–	193,229
Collateralized Mortgage Obligations	–0	–	135,616		–0	–	135,616
Emerging Markets—Treasuries	–0	–	122,558		–0	–	122,558
Corporates—Non-Investment Grade	–0	–	51,286		–0	–	51,286
Commercial Mortgage-Backed Securities	–0	–	–0	–	20,479		20,479
Local Governments—Provincial Bonds	–0	–	19,442		–0	–	19,442
Quasi-Sovereigns	–0	–	15,802		–0	–	15,802
Emerging Markets—Corporate Bonds	–0	–	15,026		–0	–	15,026
Emerging Markets—Sovereigns	–0	–	6,144		–0	–	6,144
Short-Term Investments	435,737		–0	–	–0	–	435,737

Total Investments in Securities	5,820,610		5,379,597		20,479		11,220,686
Other Financial Instruments(a):
Assets:
Futures	2,898		–0	–	–0	–	2,898	(b)
Forward Currency Exchange Contracts	–0	–	11,683		–0	–	11,683
Centrally Cleared Credit Default Swaps	–0	–	13,734		–0	–	13,734	(b)
Credit Default Swaps	–0	–	2,945		–0	–	2,945
Liabilities:
Futures	(979)		–0	–	–0	–	(979	)(b)
Forward Currency Exchange Contracts	–0	–	(121,421)		–0	–	(121,421)
Credit Default Swaps	–0	–	(13,793)		–0	–	(13,793)

Total(c)	$5,822,529		$5,272,745		$20,479		$11,115,753

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

15

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Total
Balance as of 12/31/16	$21,371		$21,371
Accrued discounts/(premiums)	2		2
Realized gain (loss)	(44)		(44)
Change in unrealized appreciation/depreciation	363		363
Purchases/Payups	–0	–	–0	–
Sales/Paydowns	(1,213)		(1,213)
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 6/30/17	$20,479		$20,479

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17(a)	$363		$363

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

16

AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax year) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the fees and expenses of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .64% and .89% of daily average net assets for Class A and Class B, respectively. Any fees waived and expenses borne by the Adviser through April 28, 2016 are subject to repayment by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $179,979 for the fiscal period ended December 31, 2015 and $84,021 for the year ended December 31, 2016, respectively. In any case, no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the net fee percentages set forth in the preceding sentence. For the six months ended June 30, 2017, the reimbursements/waivers amounted to $103,078. The Expense Caps may not be terminated by the Adviser before May 1, 2018.

The Portfolio may invest in AB mutual funds managed by the Adviser. In addition to the Expense Caps, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through May 1, 2018 in an amount equal to the Portfolio’s share of all fees and expenses of any AB mutual funds in which the Portfolio invests. For the six months ended June 30, 2017, such waiver amounted to $14,081.

17

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2017 is as follows:

AB Global Bond Fund, Inc.
						Distributions
Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/17 (000)	Income (000)	Realized Gains (000)
$5,267	$67	$0	$0	$51	$5,385	$68	$0

AB Government Money Market

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$301	$1,421	$1,286	$436	$1

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the Adviser voluntarily agreed to waive such fees amounting to $26,055.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $0, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$1,455,581	$1,252,058
U.S. government securities	1,244,445	823,816

18

AB Variable Products Series Fund

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

Gross unrealized appreciation	$107,350
Gross unrealized depreciation	(94,155)

Net unrealized appreciation	$13,195

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2017, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

19

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below in “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either

20

AB Variable Products Series Fund

(i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2017, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligation and counterparty Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2017, the Portfolio held credit default swaps for non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

21

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$2,898	*	Receivable/Payable for variation margin on exchange-traded derivatives	$979	*
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	13,734	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	11,683		Unrealized depreciation on forward currency exchange contracts	121,421
Credit contracts	Unrealized appreciation on credit default swaps	2,945		Unrealized depreciation on credit default swaps	13,793

Total		$31,260			$136,193

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$1,682	$1,989
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(15,291)	(162,241)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	21,436	(3,541)

Total		$7,827	$(163,793)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:
Futures:
Average original value of buy contracts	$916,116
Average original value of sale contracts	$237,166
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$643,999
Average principal amount of sale contracts	$3,582,080

22

AB Variable Products Series Fund

Credit Default Swaps:
Average notional amount of sale contracts	$282,000
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$1,308,539

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc./Morgan Stanley & Co. LLC*	$1,142	$(535)		$–0	–	$–0	–	$607

Total	$1,142	$(535)		$–0	–	$–0	–	$607

OTC Derivatives:
Bank of America, NA	$1,727	$(1,727)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	1,737	(1,737)		–0	–	–0	–	–0	–
Credit Suisse International	741	(741)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	7,478	(7,478)		–0	–	–0	–	–0	–

Total	$11,683	$(11,683)		$–0	–	$–0	–	$–0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc./Morgan Stanley & Co. LLC*	$535	$(535)		$–0	–	$–0	–	$–0	–

Total	$535	$(535)		$–0	–	$–0	–	$–0	–

OTC Derivatives:
Bank of America, NA	$21,931	$(1,727)		$–0	–	$–0	–	$20,204
Barclays Bank PLC	13,213	(1,737)		–0	–	–0	–	11,476
BNP Paribas SA	387	–0	–	–0	–	–0	–	387
Citigroup Global Markets, Inc.	1,097	–0	–	–0	–	–0	–	1,097
Credit Suisse International	78,737	(741)		–0	–	–0	–	77,996
Goldman Sachs International	4,206	–0	–	–0	–	–0	–	4,206
State Street Bank & Trust Co.	21,361	(7,478)		–0	–	–0	–	13,883

Total	$140,932	$(11,683)		$–0	–	$–0	–	$129,249	^

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended June 30, 2017, the Portfolio had no transactions in dollar rolls.

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares issued in reinvestment of dividends	–0	–	27,986	$–0	–	$291,608

Net increase	–0	–	27,986	$–0	–	$291,608

Class B
Shares sold	24,655		248	$250,000		$2,514
Shares issued in reinvestment of dividends	–0	–	37	–0	–	383
Shares redeemed	(86)		(3)	(885)		(33)

Net increase	24,569		282	$249,115		$2,864

At June 30, 2017, the Adviser owns approximately 98% in aggregate of the Portfolio’s outstanding shares.

NOTE F: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

24

AB Variable Products Series Fund

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in Underlying Funds, including exchange-traded funds, or ETFs, are subject to market and selection risk. In addition, when the Portfolio acquires shares of Underlying Funds, Contractholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the Underlying Funds.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Portfolio’s NAV.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

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GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE G: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE H: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

2016
Distributions paid from:
Ordinary income	$291,991

Total distributions paid	$291,991

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$423,917
Undistributed capital gains	13,821	(a)
Unrealized appreciation/(depreciation)	(227,464	)(b)

Total accumulated earnings/(deficit)	$210,274

(a)	During the fiscal year, the Portfolio utilized $7,908 of short-term capital loss carryforwards to offset current year net realized gain.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE I: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE J: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

26

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	April 29, 2015(a) to December 31, 2015

Net asset value, beginning of period	$10.21		$9.96	$10.00

Income From Investment Operations
Net investment income (b)(c)	.10		.22	.18
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.09		.32	(.22)

Net increase (decrease) in net asset value from operations	.19		.54	(.04)

Less: Dividends
Dividends from net investment income	–0	–	(.29)	–0	–

Net asset value, end of period	$10.40		$10.21	$9.96

Total Return
Total investment return based on net asset value (d)	1.86%		5.38%	(.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,683		$10,488	$9,947
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)	.38	%^	.38%	.38	%^
Expenses, before waivers/reimbursements (e)	3.04	%^	3.15%	3.63	%^
Net investment income (c)	2.00	%^	2.18%	2.74	%^
Portfolio turnover rate	20%		38%	62%

See footnote summary on page 28.

27

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	April 29, 2015(a) to December 31, 2015

Net asset value, beginning of period	$10.18		$9.94	$10.00

Income From Investment Operations
Net investment income (b)(c)	.09		.20	.17
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.08		.32	(.23)

Net increase (decrease) in net asset value from operations	.17		.52	(.06)

Less: Dividends
Dividends from net investment income	–0	–	(.28)	–0	–

Net asset value, end of period	$10.35		$10.18	$9.94

Total Return
Total investment return based on net asset value (d)	1.67%		5.17%	(.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$269		$14	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)	.63	%^	.63%	.64	%^
Expenses, before waivers/reimbursements (e)	3.28	%^	3.38%	3.90	%^
Net investment income (c)	1.79	%^	1.94%	2.55	%^
Portfolio turnover rate	20%		38%	62%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of affiliated acquired fund fees and expenses, and for the six months ended June 30, 2017 and year ended December 31, 2016, such waiver amounted to 0.26% and 0.26%, respectively, annualized for the Portfolio.

^	Annualized.

See notes to financial statements.

28

GLOBAL BOND PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Bond Portfolio (the “Fund”) at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by

29

GLOBAL BOND PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may invest.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of an undertaking by the Adviser to waive fees and/or reimburse expenses, which the Adviser informed the directors would remain in effect until May 2018, including a waiver or reimbursement of a portion of the advisory fees earned by the Adviser from assets of the Fund that are invested in another AB Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors

30

AB Variable Products Series Fund

view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

31

VPS-GB-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,054.20	$3.21	0.63%	$3.82	0.75%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.67	$3.16	0.63%	$3.76	0.75%

Class B
Actual	$1,000	$1,053.30	$4.48	0.88%	$5.09	1.00%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.43	$4.41	0.88%	$5.01	1.00%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees and expenses from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain affiliated/unaffiliated acquired fund fees and expenses. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL RISK ALLOCATION-MODERATE PORTFOLIO
SECURITY TYPE BREAKDOWN(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$32,491,520	37.0%
Inflation-Linked Securities	3,699,036	4.2
Options Purchased—Puts	108,767	0.1
Options Purchased—Calls	5,959	0.0
Short-Term Investments	51,551,957	58.7

Total Investments	$87,857,239	100.0%

COUNTRY BREAKDOWN(2)

June 30, 2017 (unaudited)

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$36,233,169	41.2%
Germany	55,164	0.1
United Kingdom	9,796	0.0
Japan	7,153	0.0
Short-Term Investments	51,551,957	58.7

Total Investments	$87,857,239	100.0%

(1)	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

(2)	All data are as of June 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

2

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company			Shares	U.S. $ Value

INVESTMENT COMPANIES–36.1%
FUNDS AND INVESTMENT TRUSTS–36.1%(a)
iShares Core MSCI EAFE ETF			76,670	$4,668,436
iShares Core S&P 500 ETF			23,730	5,776,120
iShares MSCI EAFE ETF			90,720	5,914,944
iShares Russell 2000 ETF			11,040	1,555,757
SPDR S&P 500 ETF Trust			35,560	8,598,408
Vanguard S&P 500 ETF			26,920	5,977,855

Total Investment Companies (cost $28,266,024)				32,491,520

			Principal Amount (000)
INFLATION-LINKED SECURITIES–4.1%
UNITED STATES–4.1%
U.S. Treasury Inflation Index 0.375%, 7/15/25 (TIPS) (cost $3,759,281)			$3,727	3,699,036

			Contracts
OPTIONS PURCHASED–PUTS–0.1%
OPTIONS ON INDICES–0.1%
Euro STOXX 50 Index Expiration: Jul 2017, Exercise Price: EUR 3,450.00(b)(c)			820	55,164
FTSE 100 Index Expiration: Jul 2017, Exercise Price: GBP 7,250.00(b)(c)			130	9,796
Nikkei 225 Index Expiration: Jul 2017, Exercise Price: JPY 19,500.00(b)(c)			12,000	7,153

				72,113

OPTIONS ON FUNDS AND INVESTMENT TRUSTS–0.0%
SPDR S&P 500 ETF Trust Expiration: Jul 2017, Exercise Price: $ 237.00(c)(d)			447	36,654

Total Options Purchased–Puts (premiums paid $100,531)				108,767

OPTIONS PURCHASED–CALLS–0.0%
OPTIONS ON FUNDS AND INVESTMENT TRUSTS–0.0%
SPDR S&P 500 ETF Trust Expiration: Jul 2017, Exercise Price: $ 247.00(c)(d)			198	4,257

SPDR S&P 500 ETF Trust Expiration: Jul 2017, Exercise Price: $ 248.00(c)(d)			148	$1,702

Total Options Purchased–Calls (premiums paid $19,045)				5,959

SHORT-TERM INVESTMENTS–57.3%
INVESTMENT COMPANIES–24.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(a)(e) (cost $22,143,469)			22,143,469	22,143,469

			Principal Amount (000)
GOVERNMENTS– TREASURIES–21.7%
JAPAN–21.7%
Japan Treasury Discount Bill Series 686 Zero Coupon, 9/04/17		JPY	298,250	2,652,259
Series 689 Zero Coupon, 9/19/17			1,892,000	16,825,235

Total Governments–Treasuries (cost $19,932,092)				19,477,494

U.S. TREASURY BILLS–11.0%
U.S. Treasury Bill Zero Coupon, 7/06/17–9/28/17 (cost $9,930,994)	$		9,944	9,930,994

Total Short-Term Investments (cost $52,006,555)				51,551,957

TOTAL INVESTMENTS–97.6% (cost $84,151,436)				87,857,239
Other assets less liabilities–2.4%				2,185,803

NET ASSETS–100.0%				$90,043,042

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	12	September 2017	$1,209,520	$1,192,188	$ (17,332)
10 Yr Canadian Bond Futures	4	September 2017	445,612	433,529	(12,083)
Euro STOXX 50 Index Futures	179	September 2017	7,238,469	7,014,501	(223,968)
Euro-BTP Futures	13	September 2017	1,981,328	2,006,551	25,223
Euro-OAT Futures	16	September 2017	2,731,130	2,713,382	(17,748)
FTSE 100 Index Futures	22	September 2017	2,139,399	2,075,258	(64,141)
Long Gilt Futures	4	September 2017	664,358	654,194	(10,164)
Nikkei 225 (CME) Futures	24	September 2017	2,411,474	2,412,600	1,126
S&P 500 E Mini Futures	62	September 2017	7,527,920	7,504,790	(23,130)
S&P TSX 60 Index Futures	11	September 2017	1,537,865	1,508,513	(29,352)
SPI 200 Futures	7	September 2017	766,886	759,819	(7,067)
TOPIX Index Futures	18	September 2017	2,564,445	2,578,973	14,528
U.S. T-Note 10 Yr (CBT) Futures	25	September 2017	3,143,986	3,138,281	(5,705)
U.S. Ultra Bond (CBT) Futures	3	September 2017	487,435	497,625	10,190

Sold Contracts
Euro-Bund Futures	26	September 2017	4,886,572	4,806,874	79,698
Nikkei 225 (OSE) Futures	5	September 2017	893,500	889,976	3,524

					$ (276,401)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,737	EUR	2,383	9/15/17	$(4,726)
Barclays Bank PLC	JPY	819,684	EUR	6,567	7/18/17	213,768
Barclays Bank PLC	EUR	3,267	USD	3,653	9/15/17	(92,567)
Citibank, NA	JPY	351,262	USD	3,168	9/15/17	35,555
Citibank, NA	USD	1,241	JPY	135,268	9/15/17	(34,863)
HSBC Bank USA	USD	6,429	JPY	713,182	9/15/17	(68,507)
Nomura Global Financial Products, Inc.	JPY	298,252	USD	2,699	9/06/17	40,199
State Street Bank & Trust Co.	AUD	1,080	USD	817	9/15/17	(11,965)
State Street Bank & Trust Co.	CHF	866	USD	902	9/15/17	(4,799)
State Street Bank & Trust Co.	EUR	2,871	USD	3,242	9/15/17	(50,010)
State Street Bank & Trust Co.	HKD	1,141	USD	147	9/15/17	325
State Street Bank & Trust Co.	SGD	190	USD	137	9/15/17	(1,243)
State Street Bank & Trust Co.	JPY	1,892,104	USD	17,277	9/21/17	398,113
UBS AG	GBP	1,990	USD	2,581	9/15/17	(16,416)
UBS AG	USD	826	GBP	637	9/15/17	5,255

						$408,119

4

AB Variable Products Series Fund

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Nikkei 225 Index (b)	12,000	JPY 20,875.00	July 2017	$4,442	$(1,276)

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index(b)	820	EUR	3,325.00	July 2017	$11,939	$(19,696)
FTSE 100 Index(b)	130	GBP	7,000.00	July 2017	1,911	(3,026)
Nikkei 225 Index(b)	12,000	JPY	18,875.00	July 2017	5,694	(2,780)
SPDR S&P 500 ETF Trust(d)	148		$228.00	July 2017	7,246	(3,774)
SPDR S&P 500 ETF Trust(d)	645		230.00	July 2017	35,446	(20,318)

					$62,236	$(49,594)

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	One contract relates to 1 share.

(c)	Non-income producing security.

(d)	One contract relates to 100 shares.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OSE—Osaka Securities Exchange

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TIPS—Treasury Inflation Protected Security

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $62,007,967)	$65,713,770
Affiliated issuers (cost $22,143,469)	22,143,469
Cash collateral due from broker	1,364,112
Foreign currencies, at value (cost $516,794)	513,410
Unrealized appreciation on forward currency exchange contracts	693,215
Receivable for capital stock sold	192,809
Unaffiliated dividends and interest receivable	61,918
Receivable for investment securities sold	22,684
Affiliated dividends receivable	13,164

Total assets	90,718,551

LIABILITIES
Due to custodian	15,626
Options written, at value (premiums received $66,678)	50,870
Unrealized depreciation on forward currency exchange contracts	285,096
Payable for variation margin on exchange-traded derivatives	113,610
Payable for capital stock redeemed	48,835
Advisory fee payable	26,106
Distribution fee payable	19,807
Administrative fee payable	12,899
Transfer Agent fee payable	84
Accrued expenses	102,576

Total liabilities	675,509

NET ASSETS	$90,043,042

COMPOSITION OF NET ASSETS
Capital stock, at par	$8,773
Additional paid-in capital	83,478,652
Undistributed net investment income	147,239
Accumulated net realized gain on investment transactions and foreign currency transactions	2,558,434
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	3,849,944

$90,043,042

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$11,344	1,100	$10.31
B	$90,031,698	8,771,478	$10.26

See notes to financial statements.

6

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$383,155
Affiliated issuers	71,233
Interest	61,858
Other income	2

516,248

EXPENSES
Advisory fee (see Note B)	256,801
Distribution fee—Class B	106,987
Transfer agency—Class B	1,911
Custodian	40,122
Administrative	25,500
Audit and tax	23,569
Legal	14,318
Directors’ fees	13,374
Printing	9,367
Miscellaneous	18,658

Total expenses	510,607
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(132,651)

Net expenses	377,956

Net investment income	138,292

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	80,545
Futures	2,255,802
Options written	719,035
Swaptions written	51,146
Foreign currency transactions	137,849
Net change in unrealized appreciation/depreciation of:
Investments	1,539,487
Futures	(558,867)
Options written	(150,731)
Swaptions written	(257)
Foreign currency denominated assets and liabilities	104,013

Net gain on investment and foreign currency transactions	4,178,022

Contributions from Affiliates (see Note B)	146

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,316,460

See notes to financial statements.

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$138,292		$154,316
Net realized gain on investment transactions and foreign currency transactions	3,244,377		174,910
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	933,645		2,874,799
Contributions from Affiliates (see Note B)	146		–0	–

Net increase in net assets from operations	4,316,460		3,204,025
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(36)
Class B	–0	–	(194,179)
CAPITAL STOCK TRANSACTIONS
Net increase	6,418,005		25,173,454

Total increase	10,734,465		28,183,264
NET ASSETS
Beginning of period	79,308,577		51,125,313

End of period (including undistributed net investment income of $147,239 and $8,947, respectively)	$90,043,042		$79,308,577

See notes to financial statements.

8

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). AB Global Risk Allocation—Moderate Portfolio commenced operations on April 28, 2015. The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk

10

AB Variable Products Series Fund

of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$32,491,520		$–0	–	$–0	–	$32,491,520
Inflation-Linked Securities	–0	–	3,699,036		–0	–	3,699,036
Options Purchased—Puts	–0	–	108,767		–0	–	108,767
Options Purchased—Calls	–0	–	5,959		–0	–	5,959
Short-Term Investments:
Investment Companies	22,143,469		–0	–	–0	–	22,143,469
Governments—Treasuries	–0	–	19,477,494		–0	–	19,477,494
U.S. Treasury Bills	–0	–	9,930,994		–0	–	9,930,994

Total Investments in Securities	54,634,989		33,222,250		–0	–	87,857,239
Other Financial Instruments(a):
Assets:
Futures	116,237		18,052		–0	–	134,289	(b)
Forward Currency Exchange Contracts	–0	–	693,215		–0	–	693,215
Liabilities:
Futures	(115,514)		(295,176)		–0	–	(410,690	)(b)
Forward Currency Exchange Contracts	–0	–	(285,096)		–0	–	(285,096)
Call Options Written	–0	–	(1,276)		–0	–	(1,276)
Put Options Written	–0	–	(49,594)		–0	–	(49,594)

Total(c)	$54,635,712		$33,302,375		$–0	–	$87,938,087

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax year) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive

12

AB Variable Products Series Fund

its fees and bear certain expenses, to the extent necessary to limit total operating expenses, inclusive of the Portfolio’s proportionate share of fees and expenses of registered investment companies or series thereof in which the Portfolio invests (“Acquired Fund Expenses”) on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B, respectively. Any fees waived and expenses borne by the Adviser through April 27, 2016 are subject to repayment by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $157,734 for the fiscal period ended December 31, 2015 and $70,109 for the year ended December 31, 2016, respectively. In any case, no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the net fee percentage set forth above. For the six months ended June 30, 2017, the reimbursements/waivers, exclusive of Acquired Fund Expenses, amounted to $82,619.

For the six months ended June 30, 2017, such waiver for Acquired Fund Expenses for both affiliated and unaffiliated underlying portfolios amounted to $29,144 and $20,855, respectively. The Expense Caps may not be terminated by the Adviser before May 1, 2018.

A summary of the Portfolio’s transactions in shares of the AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$36,333	$21,267	$35,457	$22,143	$71

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,500.

During the six months ended June 30, 2017, the Adviser reimbursed the Portfolio $146 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $39,859, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$4,652,627	$4,727,083
U.S. government securities	2,322,781	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency, written options and swap transactions) are as follows:

Gross unrealized appreciation	$4,258,837
Gross unrealized depreciation	(553,034)

Net unrealized appreciation	$3,705,803

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2017, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of

14

AB Variable Products Series Fund

such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

At June 30, 2017, the maximum payments for written put options amounted to $6,495,175. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2017, the Portfolio held purchased options for hedging and non-hedging purposes. During the six months ended June 30, 2017, the Portfolio held written options for hedging and non-hedging purposes.

During the six months ended June 30, 2017, the Portfolio held written swaptions for hedging and non-hedging purposes.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For the six months ended June 30, 2017, the Portfolio had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 12/31/16	48,805		$227,170
Options written	20,677,164		594,830
Options assigned	(12,000)		(7,244)
Options expired	(20,665,227)		(721,252)
Options bought back	(22,999)		(26,826)
Options exercised	–0	–	–0	–

Options written outstanding as of 6/30/17	25,743		$66,678

	Notional Amount		Premiums Received
Swaptions written outstanding as of 12/31/16	$11,900,000		$22,545
Swaptions written	10,400,000		28,600
Swaptions assigned	–0	–	–0	–
Swaptions expired	(22,300,000)		(51,145)
Swaptions bought back	–0	–	–0	–
Swaptions exercised	–0	–	–0	–

Swaptions written outstanding as of 6/30/17	$–0	–	$–0	–

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$115,111	*	Receivable/Payable for variation margin on exchange-traded derivatives	$63,032	*
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	19,178	*	Receivable/Payable for variation margin on exchange-traded derivatives	347,658	*

16

AB Variable Products Series Fund

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$693,215	Unrealized depreciation on forward currency exchange contracts	$285,096
Equity contracts	Investments in securities, at value	114,726
Equity contracts			Options written, at value	50,870

Total		$942,230		$746,656

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$104,206	$16,007
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	2,151,596	(574,874)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(876,729)	107,556
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	37,986	(4,717)
Foreign exchange contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(5,317)	0
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(607,970)	15,941
Foreign exchange contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	107,814	0
Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	611,221	(150,731)
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	51,146	(257)

Total		$1,573,953	$(591,075)

17

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Futures:
Average original value of buy contracts	$33,325,820
Average original value of sale contracts	$4,332,512	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$12,002,991
Average principal amount of sale contracts	$28,811,459
Purchased Options:
Average monthly cost	$158,304

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received	Security Collateral Received	Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.*	$42,613	$(42,613)	$–0	–	$–0	–	$–0	–

Total	$42,613	$(42,613)	$–0	–	$–0	–	$–0	–

OTC Derivatives:
Barclays Bank PLC	$213,768	$(92,567)	$–0	–	$–0	–	$121,201
Citibank, NA	42,708	(38,919)	–0	–	–0	–	3,789
Goldman Sachs & Co.	64,960	(22,722)	–0	–	–0	–	42,238
Nomura Global Financial Products, Inc.	40,199	–0	–	–0	–	–0	–	40,199
State Street Bank & Trust Co.	398,438	(68,017)	–0	–	–0	–	330,421
UBS AG	5,255	(5,255)	–0	–	–0	–	–0	–

Total	$765,328	$(227,480)	$–0	–	$–0	–	$537,848	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged**	Security Collateral Pledged	Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc.*	$137,702	$(42,613)	$(95,089)	$–0	–	$–0	–

Total	$137,702	$(42,613)	$(95,089)	$–0	–	$–0	–

OTC Derivatives:
Bank of America, NA	$4,726	$–0	–	$–0	–	$–0	–	$4,726
Barclays Bank PLC	92,567	(92,567)	–0	–	–0	–	–0	–
Citibank, NA	38,919	(38,919)	–0	–	–0	–	–0	–
Goldman Sachs & Co.	22,722	(22,722)	–0	–	–0	–	–0	–
HSBC Bank USA	68,507	–0	–	–0	–	–0	–	68,507
State Street Bank & Trust Co.	68,017	(68,017)	–0	–	–0	–	–0	–
UBS AG	16,416	(5,255)	–0	–	–0	–	11,161

Total	$311,874	$(227,480)	$–0	–	$–0	–	$84,394	^

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2017.

**	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

18

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had no securities on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $148 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $33. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$0	$1,583	$1,583	$0

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class B
Shares sold	1,622,912		3,808,075	$16,333,610		$35,747,390
Shares issued in reinvestment of dividends	–0	–	20,203	–0	–	194,152
Shares redeemed	(983,603)		(1,139,548)	(9,915,605)		(10,768,088)

Net increase	639,309		2,688,730	$6,418,005		$25,173,454

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

There were no transactions in capital shares for Class A for the six months ended June 30, 2017 and the year ended December 31, 2016.

At June 30, 2017, certain shareholders of the Portfolio owned 98% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Portfolio’s NAV.

20

AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

2016
Distributions paid from:
Ordinary income	$194,215

Total distributions paid	$194,215

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$763,954
Accumulated capital and other losses	(806,303	)(a)
Unrealized appreciation/(depreciation)	2,281,652	(b)

Total accumulated earnings/(deficit)	$2,239,303

(a)	As of December 31, 2016, the cumulative deferred loss on straddles was $806,303. During the fiscal year, the Portfolio utilized $246,484 of short-term capital loss carryforwards and $525,178 of long-term capital loss carryforwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE L: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

22

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	April 28, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.78	$9.40	$10.00

Income From Investment Operations
Net investment income (b)(c)	.03	.04	.05
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.50	.37	(.65)
Contributions from Affiliates	.00	(d)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.53	.41	(.60)

Less: Dividends
Dividends from net investment income	–0	–	(.03)	–0	–

Net asset value, end of period	$10.31	$9.78	$9.40

Total Return
Total investment return based on net asset value (e)	5.42%	4.39%	(6.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)	.63	%^	.63%	.69	%^
Expenses, before waivers/reimbursements (f)	.95	%^	1.08%	3.21	%^
Net investment income (c)	.56	%^	.46%	.82	%^
Portfolio turnover rate	14%	79%	111%

See footnote summary on page 24.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	April 28, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.75	$9.39	$10.00

Income From Investment Operations
Net investment income (b)(c)	.02	.02	.01
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.49	.37	(.62)
Contributions from Affiliates	.00	(d)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.51	.39	(.61)

Less: Dividends
Dividends from net investment income	–0	–	(.03)	–0	–

Net asset value, end of period	$10.26	$9.75	$9.39

Total Return
Total investment return based on net asset value (e)	5.33%	4.24%	(6.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,032	$79,298	$51,115
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)	.88	%^	.88%	.94	%^
Expenses, before waivers/reimbursements (f)	1.19	%^	1.33%	1.62	%^
Net investment income (c)	.32	%^	.24%	.19	%^
Portfolio turnover rate	14%	79%	111%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain affiliated/unaffiliated acquired fund fees and expenses and for the six months ended June 30, 2017 and years ended December 31, 2016 and December 31, 2015, respectively such waiver amounted to 0.12%, 0.12% and 0.06%, respectively, annualized for the Portfolio.

^	Annualized.

See notes to financial statements.

24

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Risk Allocation—Moderate Portfolio (the “Fund”) at a meeting held on August 2-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual advisory fee rate against a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may invest.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or reimbursements as a result of an undertaking by the Adviser. The

26

AB Variable Products Series Fund

directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

27

VPS-GRA-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GLOBAL THEMATIC GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL THEMATIC GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each class’ table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of each class’ table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,214.40	$5.60	1.02%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.74	$5.11	1.02%

Class B
Actual	$1,000	$1,212.80	$6.97	1.27%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.50	$6.36	1.27%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL THEMATIC GROWTH PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Vestas Wind Systems A/S	$3,314,137	2.6%
Housing Development Finance Corp., Ltd.	3,182,160	2.5
AIA Group Ltd.	3,175,300	2.4
Kingspan Group PLC	3,153,650	2.4
MSCI, Inc.—Class A	2,909,467	2.2
Ecolab, Inc.	2,844,832	2.2
Hexcel Corp.	2,838,993	2.2
Xylem, Inc./NY	2,831,919	2.2
Abbott Laboratories	2,795,075	2.2
American Water Works Co., Inc.	2,735,967	2.1

	$29,781,500	23.0%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$27,199,132	20.8%
Health Care	26,537,830	20.3
Financials	23,997,705	18.4
Industrials	17,984,287	13.8
Consumer Discretionary	8,290,840	6.4
Utilities	5,511,063	4.2
Consumer Staples	4,562,925	3.5
Materials	2,844,832	2.2
Telecommunication Services	1,604,060	1.2
Real Estate	1,250,643	1.0
Short-Term Investments	10,689,194	8.2

Total Investments	$130,472,511	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GLOBAL THEMATIC GROWTH PORTFOLIO
COUNTRY BREAKDOWN(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$63,122,252	48.4%
China	8,020,835	6.2
India	7,700,961	5.9
Switzerland	6,834,294	5.2
France	4,557,189	3.5
Germany	3,754,337	2.9
Denmark	3,314,137	2.5
Indonesia	3,206,227	2.5
Hong Kong	3,175,300	2.4
Ireland	3,153,650	2.4
Sweden	3,055,208	2.3
United Kingdom	2,830,329	2.2
Japan	2,182,755	1.7
Other	4,875,843	3.7
Short-Term Investments	10,689,194	8.2

Total Investments	$130,472,511	100.0%

(1)	All data are as of June 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Austria, Brazil, Norway, Peru and Philippines.

3

GLOBAL THEMATIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–92.4%
INFORMATION TECHNOLOGY–21.0%
COMMUNICATIONS EQUIPMENT–0.9%
Lumentum Holdings, Inc.(a)	20,950	$1,195,197

INTERNET SOFTWARE & SERVICES–7.6%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	19,030	2,681,327
Alphabet, Inc.–Class C(a)	2,537	2,305,448
Facebook, Inc.–Class A(a)	17,290	2,610,444
Tencent Holdings Ltd.	64,300	2,306,759

		9,903,978

IT SERVICES–1.9%
Visa, Inc.–Class A	25,640	2,404,519

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–5.8%
ams AG(a)	27,880	1,809,186
Broadcom Ltd.	9,850	2,295,543
Infineon Technologies AG	73,720	1,565,854
NVIDIA Corp.	12,808	1,851,524

		7,522,107

SOFTWARE–3.0%
Microsoft Corp.	33,950	2,340,174
salesforce.com, Inc.(a)	17,812	1,542,519

		3,882,693

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.8%
Apple, Inc.	15,905	2,290,638

		27,199,132

HEALTH CARE–20.5%
BIOTECHNOLOGY–2.4%
Foundation Medicine, Inc.(a)(b)	40,531	1,611,107
Regeneron Pharmaceuticals, Inc.(a)	2,890	1,419,395

		3,030,502

HEALTH CARE EQUIPMENT & SUPPLIES–7.1%
Abbott Laboratories	57,500	2,795,075
Danaher Corp.	23,160	1,954,472
Essilor International SA	17,507	2,227,113
West Pharmaceutical Services, Inc.	24,070	2,275,097

		9,251,757

HEALTH CARE PROVIDERS & SERVICES–3.4%
Apollo Hospitals Enterprise Ltd.(a)	91,640	1,803,806
UnitedHealth Group, Inc.	14,030	2,601,442

		4,405,248

LIFE SCIENCES TOOLS & SERVICES–5.3%
Bio-Rad Laboratories, Inc.–Class A(a)	11,800	$2,670,458
Bruker Corp.	78,810	2,272,880
ICON PLC(a)	20,010	1,956,778

		6,900,116

PHARMACEUTICALS–2.3%
Roche Holding AG	7,080	1,809,045
Vectura Group PLC(a)	782,990	1,141,162

		2,950,207

		26,537,830

FINANCIALS–18.5%
BANKS–5.6%
Bank Mandiri Persero Tbk PT	1,671,500	1,602,167
Credicorp Ltd.	7,140	1,280,845
HDFC Bank Ltd.	51,450	1,325,263
Svenska Handelsbanken AB–Class A	113,190	1,621,121
Swedbank AB–Class A	58,760	1,434,087

		7,263,483

CAPITAL MARKETS–5.6%
Charles Schwab Corp. (The)	40,580	1,743,317
MSCI, Inc.–Class A	28,250	2,909,467
Partners Group Holding AG	4,260	2,645,079

		7,297,863

CONSUMER FINANCE–1.1%
Bharat Financial Inclusion Ltd.(a)	124,820	1,389,732

INSURANCE–3.7%
AIA Group Ltd.	434,000	3,175,300
Prudential PLC	73,590	1,689,167

		4,864,467

THRIFTS & MORTGAGE FINANCE–2.5%
Housing Development Finance Corp., Ltd.	127,660	3,182,160

		23,997,705

INDUSTRIALS–13.9%
AEROSPACE & DEFENSE–2.2%
Hexcel Corp.	53,779	2,838,993

BUILDING PRODUCTS–2.4%
Kingspan Group PLC	91,870	3,153,650

COMMERCIAL SERVICES & SUPPLIES–1.0%
China Everbright International Ltd.	1,064,000	1,327,029

ELECTRICAL EQUIPMENT–4.4%
Schneider Electric SE (Paris)(a)	30,320	2,330,076
Vestas Wind Systems A/S	35,880	3,314,137

		5,644,213

4

AB Variable Products Series Fund

Company	Shares		U.S. $ Value

INDUSTRIAL CONGLOMERATES–1.7%
Siemens AG (REG)		15,910	$2,188,483

MACHINERY–2.2%
Xylem, Inc./NY		51,090	2,831,919

			17,984,287

CONSUMER DISCRETIONARY–6.4%
AUTO COMPONENTS–1.8%
Delphi Automotive PLC		26,360	2,310,454

DIVERSIFIED CONSUMER SERVICES–0.7%
Bright Horizons Family Solutions, Inc.(a)		12,056	930,844

HOTELS, RESTAURANTS & LEISURE–1.3%
Starbucks Corp.		28,640	1,669,998

INTERNET & DIRECT MARKETING RETAIL–1.2%
Amazon.com, Inc.(a)		1,653	1,600,104

TEXTILES, APPAREL & LUXURY GOODS–1.4%
NIKE, Inc.–Class B		30,160	1,779,440

			8,290,840

UTILITIES–4.2%
WATER UTILITIES–4.2%
American Water Works Co., Inc.		35,099	2,735,967
AquaVenture Holdings Ltd.(a)(b)		35,076	534,207
Beijing Enterprises Water Group Ltd.(a)		2,198,000	1,705,720
Cia de Saneamento Basico do Estado de Sao Paulo		56,000	535,169

			5,511,063

CONSUMER STAPLES–3.5%
FOOD PRODUCTS–1.8%
Nestle SA (REG)		27,290	2,380,170

HOUSEHOLD PRODUCTS–1.7%
Unicharm Corp.		86,700	2,182,755

			4,562,925

MATERIALS–2.2%
CHEMICALS–2.2%
Ecolab, Inc.		21,430	2,844,832

TELECOMMUNICATION SERVICES–1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.2%
Telekomunikasi Indonesia Persero Tbk PT		4,723,500	1,604,060

REAL ESTATE–1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.0%
SM Prime Holdings, Inc.		1,914,100	$1,250,643

Total Common Stocks (cost $88,792,760)			119,783,317

WARRANTS–0.0%
INFORMATION TECHNOLOGY–0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.0%
Thin Film Electronics ASA, expiring 7/14/18(a)(c)(d) (cost $0)		591,845	–0	–

	Principal Amount (000)
SHORT-TERM INVESTMENTS–8.3%
TIME DEPOSIT–8.3%
State Street Time Deposit 0.09%, 7/03/17 (cost $10,689,194)	U.S.$	10,689	10,689,194

Total Investments Before Security Lending Collateral for Securities Loaned–100.7% (cost $99,481,954)			130,472,511

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.7%
INVESTMENT COMPANIES–1.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio– Class AB, 0.79%(e)(f) (cost $2,252,022)		2,252,022	2,252,022

TOTAL INVESTMENTS–102.4% (cost $101,733,976)			132,724,533
Other assets less liabilities–(2.4)%			(3,086,139)

NET ASSETS–100.0%			$129,638,394

5

GLOBAL THEMATIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	494	RUB	28,928	9/13/17	$(10,641)
Bank of America, NA	INR	252,308	USD	3,870	9/15/17	(2,674)
Bank of America, NA	USD	1,742	GBP	1,339	9/15/17	5,725
Bank of America, NA	USD	2,098	KRW	2,362,364	9/15/17	(33,396)
Barclays Bank PLC	CNY	28,540	USD	4,175	9/15/17	(16,136)
Barclays Bank PLC	INR	95,324	USD	1,468	9/15/17	4,393
Barclays Bank PLC	USD	1,991	CAD	2,672	9/15/17	71,365
Barclays Bank PLC	USD	1,561	TWD	46,930	9/15/17	(17,135)
BNP Paribas SA	USD	574	GBP	444	9/15/17	5,645
BNP Paribas SA	USD	150	TWD	4,498	9/15/17	(1,712)
Citibank, NA	BRL	3,090	USD	928	7/05/17	(4,790)
Citibank, NA	USD	934	BRL	3,090	7/05/17	(1,325)
Citibank, NA	USD	922	BRL	3,090	8/02/17	4,801
Citibank, NA	USD	7,853	JPY	857,607	9/15/17	(205,071)
Citibank, NA	USD	211	KRW	238,277	9/15/17	(2,308)
Credit Suisse International	BRL	3,090	USD	934	7/05/17	1,325
Credit Suisse International	USD	965	BRL	3,090	7/05/17	(32,334)
Credit Suisse International	USD	1,365	CAD	1,803	9/15/17	26,723
Deutsche Bank AG	GBP	962	USD	1,229	9/15/17	(26,509)
JPMorgan Chase Bank, NA	INR	75,564	USD	1,161	9/15/17	802
Morgan Stanley & Co., Inc.	SEK	4,642	USD	535	9/15/17	(18,314)
Royal Bank of Scotland PLC	HKD	8,879	USD	1,142	9/15/17	2,456
Royal Bank of Scotland PLC	USD	1,260	AUD	1,710	9/15/17	53,061
Royal Bank of Scotland PLC	USD	845	ZAR	11,647	9/15/17	34,430
Standard Chartered Bank	EUR	1,193	USD	1,319	9/15/17	(49,001)
State Street Bank & Trust Co.	CHF	2,508	USD	2,614	9/15/17	(13,898)
State Street Bank & Trust Co.	HKD	3,679	USD	474	9/15/17	1,657
State Street Bank & Trust Co.	USD	546	EUR	489	9/15/17	15,089
State Street Bank & Trust Co.	USD	471	JPY	52,386	9/15/17	(3,486)
State Street Bank & Trust Co.	USD	488	MXN	9,452	9/15/17	27,106
State Street Bank & Trust Co.	USD	262	NOK	2,208	9/15/17	3,271
UBS AG	USD	2,375	GBP	1,831	9/15/17	15,105

						$(165,776)

6

AB Variable Products Series Fund

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

RUB—Russian Ruble

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $99,481,954)	$130,472,511	(a)
Affiliated issuers (cost $2,252,022—investment of cash collateral for securities loaned)	2,252,022
Foreign currencies, at value (cost $145,006)	148,055
Receivable for investment securities sold and foreign currency transactions	6,153,580
Unrealized appreciation on forward currency exchange contracts	272,954
Dividends and interest receivable	176,833
Receivable for capital stock sold	115,140

Total assets	139,591,095

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	6,974,953
Payable for collateral received on securities loaned	2,252,022
Unrealized depreciation on forward currency exchange contracts	438,730
Advisory fee payable	84,837
Payable for capital stock redeemed	48,163
Distribution fee payable	21,139
Administrative fee payable	12,927
Transfer Agent fee payable	81
Accrued expenses	119,849

Total liabilities	9,952,701

NET ASSETS	$129,638,394

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,921
Additional paid-in capital	112,031,209
Undistributed net investment income	706,793
Accumulated net realized loss on investment and foreign currency transactions	(13,934,072)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	30,829,543

	$129,638,394

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$32,864,596	1,213,856	$27.07
B	$96,773,798	3,707,295	$26.10

(a)	Includes securities on loan with a value of $2,145,315 (see Note E).

See notes to financial statements.

8

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $87,348)	$937,445
Affiliated issuers	8,843
Interest	1,813
Securities lending income	23,999
Other income	2,440

974,540

EXPENSES
Advisory fee (see Note B)	449,467
Distribution fee—Class B	110,878
Transfer agency—Class A	975
Transfer agency—Class B	2,781
Custodian	48,106
Printing	27,205
Audit and tax	26,562
Administrative	25,031
Legal	15,684
Directors’ fees	13,383
Miscellaneous	4,784

Total expenses	724,856
Less: expenses waived and reimbursed by the Adviser (see Note E)	(2,355)

Net expenses	722,501

Net investment income	252,039

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	4,876,003
Foreign currency transactions	122,978
Net change in unrealized appreciation/depreciation of:
Investments	17,461,407
Foreign currency denominated assets and liabilities	(95,595)

Net gain on investment and foreign currency transactions	22,364,793

NET INCREASE IN NET ASSETS FROM OPERATIONS	$22,616,832

See notes to financial statements.

9

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$252,039	$(10,710)
Net realized gain on investment and foreign currency transactions	4,998,981	3,729,311
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	17,365,812	(4,937,260)

Net increase (decrease) in net assets from operations	22,616,832	(1,218,659)
CAPITAL STOCK TRANSACTIONS
Net decrease	(61,796)	(15,530,375)

Total increase (decrease)	22,555,036	(16,749,034)
NET ASSETS
Beginning of period	107,083,358	123,832,392

End of period (including undistributed net investment income of $706,793 and $454,754, respectively)	$129,638,394	$107,083,358

See notes to financial statements.

10

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Thematic Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern

11

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$21,517,333		$5,681,799		$–0	–	$27,199,132
Health Care	20,697,866		5,839,964		–0	–	26,537,830
Financials	5,933,629		18,064,076		–0	–	23,997,705
Industrials	8,824,562		9,159,725		–0	–	17,984,287
Consumer Discretionary	8,290,840		–0	–	–0	–	8,290,840
Utilities	3,805,343		1,705,720		–0	–	5,511,063
Consumer Staples	–0	–	4,562,925		–0	–	4,562,925
Materials	2,844,832		–0	–	–0	–	2,844,832
Telecommunication Services	–0	–	1,604,060		–0	–	1,604,060
Real Estate	–0	–	1,250,643		–0	–	1,250,643
Warrants	–0	–	–0	–	–0	–(a)	–0	–
Short-Term Investments	–0	–	10,689,194		–0	–	10,689,194
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,252,022		–0	–	–0	–	2,252,022

Total Investments in Securities	74,166,427		58,558,106	(b)	–0	–	132,724,533

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	$–0	–	$272,954	$–0	–	$272,954
Liabilities:
Forward Currency Exchange Contracts	–0	–	(438,730)	–0	–	(438,730)

Total(d)	$74,166,427		$58,392,330	$–0	–	$132,558,757

(a)	The Portfolio held securities with zero market value at period end.

(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(d)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)		Total
Balance as of 12/31/16	$–0	–	$–0	–
Accrued discounts/(premiums)	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	–0	–	–0	–
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 06/30/17	$–0	–	$–0	–

Net change in unrealized appreciation/depreciation from investments held as of 06/30/17(b)	$–0	–	$–0	–

(a)	The Portfolio held securities with zero market value at period end.

(b)	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

13

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,031.

14

AB Variable Products Series Fund

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $37,754, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$25,487,576		$33,471,998
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions)are as follows:

Gross unrealized appreciation	$31,659,235
Gross unrealized depreciation	(668,678)

Net unrealized appreciation	$30,990,557

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

15

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$272,954	Unrealized depreciation on forward currency exchange contracts	$438,730

Total		$272,954		$438,730

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$61,443	$(110,652)

Total		$61,443	$(110,652)

16

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$28,471,974
Average principal amount of sale contracts	$24,422,613

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$5,725	$(5,725)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	75,758	(33,271)		–0	–	–0	–	42,487
BNP Paribas SA	5,645	(1,712)		–0	–	–0	–	3,933
Citibank, NA	4,801	(4,801)		–0	–	–0	–	–0	–
Credit Suisse International	28,048	(28,048)		–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	802	–0	–	–0	–	–0	–	802
Royal Bank of Scotland PLC	89,947	–0	–	–0	–	–0	–	89,947
State Street Bank & Trust Co.	47,123	(17,384)		–0	–	–0	–	29,739
UBS AG	15,105	–0	–	–0	–	–0	–	15,105

Total	$272,954	$(90,941)		$–0	–	$–0	–	$182,013	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$46,711	$(5,725)		$–0	–	$–0	–	$40,986
Barclays Bank PLC	33,271	(33,271)		–0	–	–0	–	–0	–
BNP Paribas SA	1,712	(1,712)		–0	–	–0	–	–0	–
Citibank, NA	213,494	(4,801)		–0	–	–0	–	208,693
Credit Suisse International	32,334	(28,048)		–0	–	–0	–	4,286
Deutsche Bank AG	26,509	–0	–	–0	–	–0	–	26,509
Morgan Stanley & Co., Inc.	18,314	–0	–	–0	–	–0	–	18,314
Standard Chartered Bank	49,001	–0	–	–0	–	–0	–	49,001
State Street Bank & Trust Co.	17,384	(17,384)		–0	–	–0	–	–0	–

Total	$438,730	$(90,941)		$–0	–	$–0	–	$347,789	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

17

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $2,145,315 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $2,252,022. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $23,999 and $8,843 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $2,355. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$4,544	$22,974	$25,266	$2,252

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Class A
Shares sold	38,770	114,273	$981,830	$2,477,642
Shares redeemed	(101,421)	(243,647)	(2,515,885)	(5,303,033)

Net decrease	(62,651)	(129,374)	$(1,534,055)	$(2,825,391)

Class B
Shares sold	421,949	511,535	$10,366,099	$10,794,955
Shares redeemed	(368,088)	(1,110,011)	(8,893,840)	(23,499,939)

Net increase (decrease)	53,861	(598,476)	$1,472,259	$(12,704,984)

At June 30, 2017, certain shareholders of the Portfolio owned 64% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

18

AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Components of Accumulated Earnings (Deficit)

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$433,018
Accumulated capital and other losses	(18,800,560	)(a)
Unrealized appreciation/(depreciation)	13,352,974	(b)

Total accumulated earnings/(deficit)	$(5,014,568)

(a)	On December 31, 2016, the Portfolio had a net capital loss carryforward of $18,800,560. During the fiscal year, the Portfolio utilized $3,051,026 of capital loss carryforwards to offset current year net realized gains. The Portfolio also had $18,381,213 of capital loss carryforwards expire during the fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, return of capital distributions received from underlying securities and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

19

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of December 31, 2016, the Portfolio had a net capital loss carryforward of $18,800,560 which will expire in 2017.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

GLOBAL THEMATIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$22.29	$22.43	$21.80	$20.75	$16.88	$14.87

Income From Investment Operations
Net investment income (a)	.08	(b)	.04	(b)†	.02	.06	.04	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.70	(.18)	.60	.99	3.88	1.88
Contributions from Affiliates	–0	–	–0	–	.01	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	4.78	(.14)	.63	1.05	3.92	2.01

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	(.05)	–0	–
Tax return of capital	–0	–	–0	–	–0	–	–0	–	.00	(c)	–0	–

Total dividends and distributions	–0	–	–0	–	–0	–	–0	–	(.05)	–0	–

Net asset value, end of period	$27.07	$22.29	$22.43	$21.80	$20.75	$16.88

Total Return
Total investment return based on net asset value (d)*	21.44%	(.62	)%†	2.89%	5.06%	23.26%	13.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,864	$28,458	$31,534	$30,886	$32,195	$40,231
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.02	%^	1.06%	1.01%	1.01%	.98%	.99%
Expenses, before waivers/reimbursements	1.02	%^	1.06%	1.01%	1.01%	.98%	.99%
Net investment income	.61	%(b)^	.17	%(b)†	.07%	.26%	.22%	.83%
Portfolio turnover rate	23%	54%	47%	48%	96%	152%

See footnote summary on page 22.

21

GLOBAL THEMATIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$21.52	$21.71	$21.15	$20.18	$16.42	$14.50

Income From Investment Operations
Net investment income (loss) (a)	.04	(b)	(.02	)(b)†	(.04)	.00	(c)	(.01)	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.54	(.17)	.59	.97	3.77	1.83
Contributions from Affiliates	–0	–	–0	–	.01	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	4.58	(.19)	.56	.97	3.76	1.92

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	.00	(c)	–0	–
Tax return of capital	–0	–	–0	–	–0	–	–0	–	.00	(c)	–0	–

Total dividends and distributions	–0	–	–0	–	–0	–	–0	–	.00	–0	–

Net asset value, end of period	$26.10	$21.52	$21.71	$21.15	$20.18	$16.42

Total Return
Total investment return based on net asset value (d)*	21.28%	(.87	)%†	2.65%	4.81%	22.93%	13.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$96,774	$78,625	$92,298	$96,728	$101,388	$91,864
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.27	%^	1.31%	1.26%	1.26%	1.23%	1.24%
Expenses, before waivers/reimbursements	1.27	%^	1.31%	1.26%	1.26%	1.23%	1.24%
Net investment income (loss)	.36	%(b)^	(.07	)%(b)†	(.17)%	.01%	(.06)%	.58%
Portfolio turnover rate	23%	54%	47%	48%	96%	152%

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.02%	.02%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 by 0.04%, 0.28%, 0.01%, 0.02%, 0.05% and 0.07%, respectively.

^	Annualized.

See notes to financial statements.

22

GLOBAL THEMATIC GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Thematic Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors

23

GLOBAL THEMATIC GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of

24

AB Variable Products Series Fund

scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-GTG-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,183.20	$6.17	1.14%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.14	$5.71	1.14%

Class B
Actual	$1,000	$1,181.80	$7.52	1.39%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.90	$6.95	1.39%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Alphabet, Inc.—Class C	$4,648,154	7.0%
Facebook, Inc.—Class A	3,694,028	5.5
UnitedHealth Group, Inc.	3,016,413	4.5
Visa, Inc.—Class A	2,970,951	4.4
Edwards Lifesciences Corp.	2,523,242	3.8
Home Depot, Inc. (The)	2,294,711	3.4
NIKE, Inc.—Class B	2,255,098	3.4
Monster Beverage Corp.	2,035,290	3.0
Intuitive Surgical, Inc.	2,011,045	3.0
Adobe Systems, Inc.	1,917,926	2.9

	$27,366,858	40.9%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$24,003,385	35.8%
Consumer Discretionary	14,032,067	20.9
Health Care	13,297,874	19.8
Industrials	6,282,977	9.4
Consumer Staples	4,929,911	7.3
Materials	1,748,601	2.6
Financials	923,016	1.4
Short-Term Investments	1,895,478	2.8

Total Investments	$67,113,309	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH FUND
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.6%
INFORMATION TECHNOLOGY–35.9%
COMMUNICATIONS EQUIPMENT–1.2%
Arista Networks, Inc.(a)	2,530	$378,969
Palo Alto Networks, Inc.(a)	2,950	394,739

		773,708

INTERNET SOFTWARE & SERVICES–14.0%
Alphabet, Inc.–Class C(a)	5,115	4,648,154
CoStar Group, Inc.(a)	1,990	524,564
Facebook, Inc.–Class A(a)	24,467	3,694,028
Trade Desk, Inc. (The)–Class A(a)	9,650	483,561

		9,350,307

IT SERVICES–6.8%
Fiserv, Inc.(a)	7,570	926,114
Vantiv, Inc.–Class A(a)	10,560	668,870
Visa, Inc.–Class A	31,680	2,970,951

		4,565,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.2%
NVIDIA Corp.	6,080	878,925
Xilinx, Inc.	29,610	1,904,515

		2,783,440

SOFTWARE–7.4%
Adobe Systems, Inc.(a)	13,560	1,917,926
Electronic Arts, Inc.(a)	11,380	1,203,094
Ellie Mae, Inc.(a)	4,640	509,982
HubSpot, Inc.(a)	8,090	531,917
ServiceNow, Inc.(a)	4,777	506,362
Splunk, Inc.(a)	5,050	287,295

		4,956,576

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.3%
Apple, Inc.	10,925	1,573,419

		24,003,385

CONSUMER DISCRETIONARY–21.0%
DIVERSIFIED CONSUMER SERVICES–1.0%
Bright Horizons Family Solutions, Inc.(a)	9,210	711,104

HOTELS, RESTAURANTS & LEISURE–4.9%
Buffalo Wild Wings, Inc.(a)	4,730	599,291
Planet Fitness, Inc.	54,450	1,270,863
Starbucks Corp.	23,900	1,393,609

		3,263,763

INTERNET & DIRECT MARKETING RETAIL–1.3%
Priceline Group, Inc. (The)(a)	457	$854,828

MEDIA–2.4%
Comcast Corp.–Class A	41,110	1,600,001

MULTILINE RETAIL–1.5%
Dollar Tree, Inc.(a)	14,570	1,018,734

SPECIALTY RETAIL–6.5%
Burlington Stores, Inc.(a)	8,590	790,194
Home Depot, Inc. (The)	14,959	2,294,711
O’Reilly Automotive, Inc.(a)	2,806	613,785
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,192	629,849

		4,328,539

TEXTILES, APPAREL & LUXURY GOODS–3.4%
NIKE, Inc.–Class B	38,222	2,255,098

		14,032,067

HEALTH CARE–19.9%
BIOTECHNOLOGY–2.4%
Biogen, Inc.(a)	5,884	1,596,682

HEALTH CARE EQUIPMENT & SUPPLIES–9.1%
Align Technology, Inc.(a)	3,193	479,333
DexCom, Inc.(a)	7,970	583,006
Edwards Lifesciences Corp.(a)	21,340	2,523,242
Intuitive Surgical, Inc.(a)	2,150	2,011,045
Nevro Corp.(a)	6,980	519,521

		6,116,147

HEALTH CARE PROVIDERS & SERVICES–5.3%
Teladoc, Inc.(a)(b)	14,219	493,399
UnitedHealth Group, Inc.	16,268	3,016,413

		3,509,812

HEALTH CARE TECHNOLOGY–1.3%
Cerner Corp.(a)	13,080	869,428

PHARMACEUTICALS–1.8%
Zoetis, Inc.	19,330	1,205,805

		13,297,874

INDUSTRIALS–9.4%
AEROSPACE & DEFENSE–0.6%
Hexcel Corp.	7,570	399,620

BUILDING PRODUCTS–3.1%
Allegion PLC	10,070	816,878
AO Smith Corp.	10,450	588,649
Lennox International, Inc.	3,730	684,977

		2,090,504

COMMERCIAL SERVICES & SUPPLIES–1.1%
Copart, Inc.(a)	23,660	752,152

3

GROWTH FUND
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIAL CONGLOMERATES–2.0%
Roper Technologies, Inc.	5,690	$1,317,406

MACHINERY–2.6%
IDEX Corp.	8,750	988,837
WABCO Holdings, Inc.(a)	5,760	734,458

		1,723,295

		6,282,977

CONSUMER STAPLES–7.4%
BEVERAGES–5.5%
Constellation Brands, Inc.– Class A	8,490	1,644,768
Monster Beverage Corp.(a)	40,968	2,035,290

		3,680,058

FOOD & STAPLES RETAILING–1.9%
Costco Wholesale Corp.	7,815	1,249,853

		4,929,911

MATERIALS–2.6%
CHEMICALS–2.6%
Ecolab, Inc.	7,000	929,250
PolyOne Corp.	21,150	819,351

		1,748,601

FINANCIALS–1.4%
CAPITAL MARKETS–1.4%
MarketAxess Holdings, Inc.	1,490	299,639
S&P Global, Inc.	4,270	623,377

		923,016

Total Common Stocks (cost $45,271,446)		65,217,831

	Principal Amount (000)
SHORT-TERM INVESTMENTS–2.8%
TIME DEPOSIT–2.8%
State Street Bank & Trust Co. 0.09%, 7/03/17 (cost $1,895,478)	$1,895	1,895,478

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.4% (cost $47,166,924)		67,113,309

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.8%
INVESTMENT COMPANIES–0.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(c)(d) (cost $511,884)	511,884	$511,884

TOTAL INVESTMENTS–101.2% (cost $47,678,808)		67,625,193
Other assets less liabilities–(1.2)%		(792,045)

NET ASSETS–100.0%		$66,833,148

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

4

GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $47,166,924)	$67,113,309	(a)
Affiliated issuers (cost $511,884—investment of cash collateral for securities loaned)	511,884
Receivable for capital stock sold	72,025
Dividends and interest receivable	20,000

Total assets	67,717,218

LIABILITIES
Payable for collateral received on securities loaned	511,884
Payable for investment securities purchased	136,020
Payable for capital stock redeemed	86,694
Advisory fee payable	44,613
Administrative fee payable	12,927
Distribution fee payable	8,894
Transfer Agent fee payable	81
Accrued expenses	82,957

Total liabilities	884,070

NET ASSETS	$66,833,148

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,088
Additional paid-in capital	37,942,525
Accumulated net investment loss	(172,630)
Accumulated net realized gain on investment and foreign currency transactions	9,114,780
Net unrealized appreciation on investments	19,946,385

	$66,833,148

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$26,839,042	811,645	$33.07
B	$39,994,106	1,276,700	$31.33

(a)	Includes securities on loan with a value of $493,399 (see Note E).

See notes to financial statements.

5

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$245,987
Affiliated issuers	537
Interest	872
Securities lending income	757
Other income	1,661

249,814

EXPENSES
Advisory fee (see Note B)	245,849
Distribution fee—Class B	49,113
Transfer agency—Class A	1,186
Transfer agency—Class B	1,774
Custodian	34,648
Administrative	25,031
Audit and tax	20,472
Legal	14,684
Printing	14,003
Directors’ fees	13,383
Miscellaneous	2,457

Total expenses	422,600
Less: expenses waived and reimbursed by the Adviser (see Note E)	(156)

Net expenses	422,444

Net investment loss	(172,630)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	5,970,537
Net change in unrealized appreciation/depreciation of investments	5,024,497

Net gain on investment transactions	10,995,034

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,822,404

See notes to financial statements.

6

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(172,630)		$(250,501)
Net realized gain on investment and foreign currency transactions	5,970,537		3,223,597
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities.	5,024,497		(2,531,961)

Net increase in net assets from operations	10,822,404		441,135
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(3,012,916)
Class B	–0	–	(4,764,325)
CAPITAL STOCK TRANSACTIONS
Net decrease	(5,660,454)		(1,435,411)

Total increase (decrease)	5,161,950		(8,771,517)
NET ASSETS
Beginning of period	61,671,198		70,442,715

End of period (including accumulated net investment loss of ($172,630) and ($0), respectively)	$66,833,148		$61,671,198

See notes to financial statements.

7

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$65,217,831		$–0	–	$–0	–	$65,217,831
Short-Term Investments	–0	–	1,895,478		–0	–	1,895,478
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	511,884		–0	–	–0	–	511,884

Total Investments in Securities	65,729,715		1,895,478		–0	–	67,625,193
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$65,729,715		$1,895,478		$–0	–	$67,625,193

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,031.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $6,517, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$15,794,122		$22,825,777
U.S. government securities	–0	–	–0	–

11

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$20,381,139
Gross unrealized depreciation	(434,754)

Net unrealized appreciation	$19,946,385

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $493,399 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $511,884. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $757 and $537 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $156. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$684	$4,774	$4,946	$512

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	39,693		232,533	$1,237,707		$6,654,909
Shares issued in reinvestment of distributions	–0	–	104,073	–0	–	3,012,916
Shares redeemed	(109,681)		(326,387)	(3,398,845)		(9,201,540)

Net increase (decrease)	(69,988)		10,219	$(2,161,138)		$466,285

Class B
Shares sold	19,191		46,733	$581,024		$1,326,261
Shares issued in reinvestment of distributions	–0	–	173,311	–0	–	4,764,325
Shares redeemed	(138,932)		(284,346)	(4,080,340)		(7,992,282)

Net decrease	(119,741)		(64,302)	$(3,499,316)		$(1,901,696)

At June 30, 2017, certain shareholders of the Portfolio owned 77% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

13

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$–0	–	$542,864
Net long-term capital gains	7,777,241		12,548,338

Total taxable distributions paid	$7,777,241		$13,091,202

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$3,418,275
Unrealized appreciation/(depreciation)	14,647,857	(a)

Total accumulated earnings/(deficit)	$18,066,132

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.95	$31.05	$34.47	$31.03	$23.22	$20.40

Income From Investment Operations
Net investment income (loss) (a)	(.06	)(b)	(.07	)(b)†	(.08)	(.09)	(.03)	.06
Net realized and unrealized gain on investment and foreign currency transactions	5.18	.54	3.18	4.15	7.92	2.77

Net increase in net asset value from operations	5.12	.47	3.10	4.06	7.89	2.83

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	(.08)	(.01)
Distributions from net realized gain on investment transactions	–0	–	(3.57)	(6.52)	(.62)	–0	–	–0	–

Total dividends and distributions	–0	–	(3.57)	(6.52)	(.62)	(.08)	(.01)

Net asset value, end of period	$33.07	$27.95	$31.05	$34.47	$31.03	$23.22

Total Return
Total investment return based on net asset value (c)*	18.32%	1.12	%†	9.06%	13.28%	34.01%	13.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,839	$24,645	$27,060	$28,141	$28,650	$25,220
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.14	%^	1.15%	1.09%	1.08%	1.06%	1.06%
Expenses, before waivers/reimbursements	1.14	%^	1.15%	1.09%	1.08%	1.06%	1.06%
Net investment income (loss)	(.38	)%(b)^	(.23	)%(b)†	(.24)%	(.28)%	(.10)%	.27%
Portfolio turnover rate	25%	57%	51%	66%	63%	83%

See footnote summary on page 16.

15

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$26.51	$29.70	$33.30	$30.08	$22.50	$19.81

Income From Investment Operations
Net investment income (loss) (a)	(.09	)(b)	(.13	)(b)†	(.16)	(.16)	(.09)	.01
Net realized and unrealized gain on investment and foreign currency transactions	4.91	.51	3.08	4.00	7.68	2.68

Net increase in net asset value from operations	4.82	.38	2.92	3.84	7.59	2.69

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	(.01)	–0	–
Distributions from net realized gain on investment transactions	–0	–	(3.57)	(6.52)	(.62)	–0	–	–0	–

Total dividends and distributions	–0	–	(3.57)	(6.52)	(.62)	(.01)	–0	–

Net asset value, end of period	$31.33	$26.51	$29.70	$33.30	$30.08	$22.50

Total Return
Total investment return based on net asset value (c)*	18.18%	.85	%†	8.82%	12.96%	33.72%	13.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,994	$37,026	$43,383	$46,330	$51,993	$46,948
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.39	%^	1.40%	1.34%	1.33%	1.31%	1.31%
Expenses, before waivers/reimbursements	1.39	%^	1.40%	1.34%	1.33%	1.31%	1.31%
Net investment income (loss)	(.63	)%(b)^	(.48	)%(b)†	(.49)%	(.52)%	(.35)%	.03%
Portfolio turnover rate	25%	57%	51%	66%	63%	83%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.015	.05%	.05%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 by 0.09%, 0.01%, 0.06%, 0.03%, 0.06% and 0.28%, respectively.

^	Annualized.

16

GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

17

GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

18

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-GTH-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GROWTH & INCOME PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH & INCOME PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,058.00	$3.01	0.59%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.87	$2.96	0.59%

Class B
Actual	$1,000	$1,056.40	$4.28	0.84%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.63	$4.21	0.84%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GROWTH & INCOME PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
JPMorgan Chase & Co.	$52,541,290	5.0%
Time Warner, Inc.	41,092,793	3.9
Raytheon Co.	37,789,550	3.6
Wal-Mart Stores, Inc.	33,657,696	3.2
Gilead Sciences, Inc.	27,458,393	2.6
Aetna, Inc.	27,095,582	2.6
Biogen, Inc.	24,316,570	2.3
Eli Lilly & Co.	23,509,818	2.3
Berkshire Hathaway, Inc.—Class B	22,695,919	2.2
Cigna Corp.	22,375,021	2.1

	$312,532,632	29.8%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$209,612,446	19.9%
Health Care	170,091,923	16.1
Consumer Discretionary	131,164,170	12.5
Information Technology	122,887,399	11.7
Industrials	109,867,474	10.4
Energy	60,006,264	5.7
Consumer Staples	55,918,096	5.3
Real Estate	28,924,800	2.7
Utilities	14,753,712	1.4
Materials	6,149,533	0.6
Short-Term Investments	144,037,317	13.7

Total Investments	$1,053,413,134	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–86.8%

FINANCIALS–20.0%
BANKS–8.0%
Citigroup, Inc.	257,430	$17,216,919
JPMorgan Chase & Co.	574,850	52,541,290
Wells Fargo & Co.	261,440	14,486,390

		84,244,599

CAPITAL MARKETS–5.7%
BlackRock, Inc.–Class A	15,940	6,733,216
Goldman Sachs Group, Inc. (The)	97,780	21,697,382
Northern Trust Corp.	128,120	12,454,545
State Street Corp.	161,870	14,524,595
TD Ameritrade Holding Corp.	105,700	4,544,043

		59,953,781

DIVERSIFIED FINANCIAL SERVICES–2.2%
Berkshire Hathaway, Inc.–Class B(a)	134,002	22,695,919
INSURANCE–4.1%
Allstate Corp. (The)	164,950	14,588,178
Chubb Ltd.	113,980	16,570,412
FNF Group	174,700	7,831,801
Validus Holdings Ltd.	71,729	3,727,756

		42,718,147

		209,612,446

HEALTH CARE–16.2%
BIOTECHNOLOGY–4.9%
Biogen, Inc.(a)	89,610	24,316,570
Gilead Sciences, Inc.	387,940	27,458,393

		51,774,963

HEALTH CARE EQUIPMENT & SUPPLIES–1.2%
Hologic, Inc.(a)	284,220	12,897,903

HEALTH CARE PROVIDERS & SERVICES–5.4%
Aetna, Inc.	178,460	27,095,582
Cigna Corp.	133,670	22,375,021
Quest Diagnostics, Inc.	61,050	6,786,318

		56,256,921

PHARMACEUTICALS–4.7%
Eli Lilly & Co.	285,660	23,509,818
Pfizer, Inc.	522,420	17,548,088
Roche Holding AG (Sponsored ADR)	254,850	8,104,230

		49,162,136

		170,091,923

CONSUMER DISCRETIONARY–12.5%
AUTO COMPONENTS–0.4%
BorgWarner, Inc.	89,920	3,809,011

HOUSEHOLD DURABLES–2.6%
DR Horton, Inc.	428,300	$14,806,331
Garmin Ltd.(b)	240,580	12,276,797

		27,083,128

MEDIA–7.8%
AMC Networks, Inc.–Class A(a)	131,790	7,038,904
Comcast Corp.–Class A	358,860	13,966,831
Discovery Communications, Inc.–Class A(a)(b)	504,760	13,037,951
Scripps Networks Interactive, Inc.–Class A(b)	106,230	7,256,571
Time Warner, Inc.	409,250	41,092,793

		82,393,050

SPECIALTY RETAIL–1.7%
Ross Stores, Inc.	309,700	17,878,981

		131,164,170

INFORMATION TECHNOLOGY–11.7%
COMMUNICATIONS EQUIPMENT–0.8%
Cisco Systems, Inc.	274,740	8,599,362

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–2.5%
Dolby Laboratories, Inc.–Class A	247,760	12,130,330
Flex Ltd.(a)	248,750	4,057,112
FLIR Systems, Inc.	170,000	5,892,200
TE Connectivity Ltd.	53,110	4,178,695

		26,258,337

IT SERVICES–3.2%
International Business Machines Corp.	108,640	16,712,091
Mastercard, Inc.–Class A	134,920	16,386,034

		33,098,125

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.2%
Intel Corp.	339,992	11,471,330
Xilinx, Inc.	184,300	11,854,176

		23,325,506

SOFTWARE–1.5%
Microsoft Corp.	103,581	7,139,838
VMware, Inc.–Class A(a)(b)	104,660	9,150,424

		16,290,262

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
Apple, Inc.	106,345	15,315,807

		122,887,399

INDUSTRIALS–10.5%
AEROSPACE & DEFENSE–4.4%
Boeing Co. (The)	41,370	8,180,917
Raytheon Co.	234,020	37,789,550

		45,970,467

3

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

AIRLINES–0.6%
Delta Air Lines, Inc.	117,630	$6,321,436

ELECTRICAL EQUIPMENT–0.4%
AMETEK, Inc.	63,830	3,866,183

INDUSTRIAL CONGLOMERATES–0.8%
Carlisle Cos., Inc.	90,339	8,618,341

MACHINERY–1.4%
Caterpillar, Inc.	60,110	6,459,421
Parker-Hannifin Corp.	51,599	8,246,552

		14,705,973

ROAD & RAIL–2.0%
Landstar System, Inc.	46,475	3,978,260
Norfolk Southern Corp.	138,630	16,871,271

		20,849,531

TRADING COMPANIES & DISTRIBUTORS–0.9%
MSC Industrial Direct Co., Inc.–Class A	110,930	9,535,543

		109,867,474

ENERGY–5.7%
ENERGY EQUIPMENT & SERVICES–2.2%
Dril-Quip, Inc.(a)	78,370	3,824,456
National Oilwell Varco, Inc.	183,550	6,046,137
Oceaneering International, Inc.	114,930	2,625,001
Oil States International, Inc.(a)	140,055	3,802,493
TechnipFMC PLC(a)	268,150	7,293,680

		23,591,767

OIL, GAS & CONSUMABLE FUELS–3.5%
Exxon Mobil Corp.	212,750	17,175,308
Noble Energy, Inc.	679,830	19,239,189

		36,414,497

		60,006,264

CONSUMER STAPLES–5.4%
BEVERAGES–1.8%
PepsiCo, Inc.	156,880	18,118,071

FOOD & STAPLES RETAILING–3.6%
United Natural Foods, Inc.(a)	112,870	4,142,329
Wal-Mart Stores, Inc.	444,737	33,657,696

		37,800,025

		55,918,096

REAL ESTATE–2.8%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–1.1%
Liberty Property Trust	265,250	10,798,328

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.7%
CBRE Group, Inc.–Class A(a)	497,980	18,126,472

		28,924,800

UTILITIES–1.4%
ELECTRIC UTILITIES–1.4%
Exelon Corp.	409,030	14,753,712

MATERIALS–0.6%
METALS & MINING–0.6%
Reliance Steel & Aluminum Co.	84,460	6,149,533

Total Common Stocks (cost $778,058,516)		909,375,817

	Principal Amount (000)
SHORT-TERM INVESTMENTS–13.7%
TIME DEPOSIT–13.7%
State Street Time Deposit 0.09%, 7/03/17 (cost $144,037,317)	$144,037	144,037,317

Total Investments Before Security Lending Collateral for Securities Loaned–100.5% (cost $922,095,833)		1,053,413,134

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.2%
INVESTMENT COMPANIES–1.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(c)(d) (cost $12,966,314)	12,966,314	12,966,314

TOTAL INVESTMENTS–101.7% (cost $935,062,147)		1,066,379,448
Other assets less liabilities–(1.7)%		(18,142,607)

NET ASSETS–100.0%		$1,048,236,841

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

4

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $922,095,833)	$1,053,413,134	(a)
Affiliated issuers (cost $12,966,314—investment of cash collateral for securities loaned)	12,966,314
Receivable for investment securities sold	1,157,405
Dividends and interest receivable	660,942
Receivable for capital stock sold	146,528

Total assets	1,068,344,323

LIABILITIES
Payable for collateral received on securities loaned	12,966,314
Payable for investment securities purchased	5,810,450
Advisory fee payable	504,132
Payable for capital stock redeemed	446,198
Distribution fee payable	196,372
Administrative fee payable	12,917
Transfer Agent fee payable	81
Accrued expenses	171,018

Total liabilities	20,107,482

NET ASSETS	$1,048,236,841

COMPOSITION OF NET ASSETS
Capital stock, at par	$32,116
Additional paid-in capital	760,495,734
Undistributed net investment income	18,143,688
Accumulated net realized gain on investment transactions	138,248,002
Net unrealized appreciation on investments	131,317,301

	$1,048,236,841

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$151,874,903	4,598,801	$33.02
B	$896,361,938	27,516,963	$32.57

(a)	Includes securities on loan with a value of $12,658,374 (see Note E).

See notes to financial statements.

5

GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $17,968)	$8,739,719
Affiliated issuers	26,745
Interest	48,819
Securities lending income	27,152
Other income	18,866	$8,861,301

EXPENSES
Advisory fee (see Note B)	2,891,397
Distribution fee—Class B	1,120,213
Transfer agency—Class A	772
Transfer agency—Class B	4,461
Custodian	78,119
Printing	49,888
Legal	30,225
Administrative	25,021
Audit and tax	20,895
Directors’ fees	13,372
Miscellaneous	15,177

Total expenses	4,249,540
Less: expenses waived and reimbursed by the Adviser (see Note E)	(6,702)

Net expenses		4,242,838

Net investment income		4,618,463

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions		51,127,752
Net change in unrealized appreciation/depreciation of investments		2,475,113

Net gain on investment transactions		53,602,865

NET INCREASE IN NET ASSETS FROM OPERATIONS		$58,221,328

See notes to financial statements.

6

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$4,618,463		$11,500,311
Net realized gain on investment transactions	51,127,752		89,905,772
Net change in unrealized appreciation/depreciation of investments	2,475,113		2,606,255

Net increase in net assets from operations	58,221,328		104,012,338
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,498,498)
Class B	–0	–	(6,966,608)
Net realized gain on investment transactions
Class A	–0	–	(8,951,112)
Class B	–0	–	(51,731,717)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(52,574,438)		210,500,227

Total increase	5,646,890		245,364,630
NET ASSETS
Beginning of period	1,042,589,951		797,225,321

End of period (including undistributed net investment income of $18,143,688 and $13,525,225, respectively)	$1,048,236,841		$1,042,589,951

See notes to financial statements.

7

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth & Income Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

8

AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$909,375,817		$–0	–	$–0	–	$909,375,817
Short-Term Investments	–0	–	144,037,317		–0	–	144,037,317
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,966,314		–0	–	–0	–	12,966,314

Total Investments in Securities	922,342,131		144,037,317		–0	–	1,066,379,448
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$922,342,131		$144,037,317		$–0	–	$1,066,379,448

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,021.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $240,731, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$337,862,325		$429,033,752
U.S. government securities	–0	–	–0	–

11

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$142,981,446
Gross unrealized depreciation	(11,664,145)

Net unrealized appreciation	$131,317,301

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $12,658,374 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $12,966,314. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $27,152 and $26,745 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $6,702. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$13,560	$112,584	$113,178	$12,966

NOTE F : Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	258,241		472,723	$8,213,044		$14,176,667
Shares issued in reinvestment of dividends and distributions	–0	–	356,156	–0	–	10,449,610
Shares redeemed	(655,302)		(840,378)	(21,080,333)		(25,013,777)

Net decrease	(397,061)		(11,499)	$(12,867,289)		$(387,500)

Class B
Shares sold	810,993		8,766,206	$25,654,191		$262,089,607
Shares issued in reinvestment of dividends and distributions	–0	–	2,023,382	–0	–	58,698,325
Shares redeemed	(2,059,585)		(3,729,838)	(65,361,340)		(109,900,205)

Net increase (decrease)	(1,248,592)		7,059,750	$(39,707,149)		$210,887,727

At June 30, 2017, certain shareholders of the Portfolio owned 60% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G : Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Industry/Sector Risk—Investments in a particular industry or group of related industries may have more risk because market or economic factors affecting that industry could have a significant effect on the value of the Portfolio’s investments.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and

13

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I : Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$8,465,106	$10,205,309
Long-term capital gains	60,682,829	–0	–

Total taxable distributions paid	$69,147,935	$10,205,309

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,976,798
Undistributed capital gains	83,068,952
Unrealized appreciation/(depreciation)	124,441,915	(a)

Total accumulated earnings/(deficit)	$229,487,665

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$31.21	$30.12	$30.04	$27.80	$20.88	$18.05

Income From Investment Operations
Net investment income (a)	.18	(b)	.43†	(b)	.37	.40	.33	.29
Net realized and unrealized gain on investment transactions	1.63	2.84	.14	2.23	6.92	2.86

Net increase in net asset value from operations	1.81	3.27	.51	2.63	7.25	3.15

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.32)	(.43)	(.39)	(.33)	(.32)
Distributions from net realized gain on investment transactions	–0	–	(1.86)	–0	–	–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(2.18)	(.43)	(.39)	(.33)	(.32)

Net asset value, end of period	$33.02	$31.21	$30.12	$30.04	$27.80	$20.88

Total Return
Total investment return based on net asset value (c)*	5.80%	11.30	%†	1.70%	9.54%	34.96%	17.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,875	$155,924	$150,801	$168,135	$164,154	$131,402
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.59	%^	.61%	.60%	.60%	.60%	.60%
Expenses, before waivers/reimbursements	.60	%^	.61%	.60%	.60%	.60%	.60%
Net investment income	1.09	%(b)^	1.46	%(b)†	1.21%	1.39%	1.35%	1.48%
Portfolio turnover rate	37%	101%	73%	51%	63%	80%

See footnote summary on page 16.

15

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$30.82	$29.78	$29.71	$27.49	$20.66	$17.86

Income From Investment Operations
Net investment income (a)	.13	(b)	.36	(b)†	.29	.32	.27	.24
Net realized and unrealized gain on investment transactions	1.62	2.79	.14	2.22	6.83	2.83

Net increase in net asset value from operations	1.75	3.15	.43	2.54	7.10	3.07

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.25)	(.36)	(.32)	(.27)	(.27)
Distributions from net realized gain on investment transactions	–0	–	(1.86)	–0	–	–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(2.11)	(.36)	(.32)	(.27)	(.27)

Net asset value, end of period	$32.57	$30.82	$29.78	$29.71	$27.49	$20.66

Total Return
Total investment return based on net asset value (c)*	5.64%	11.07	%†	1.43%	9.29%	34.59%	17.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$896,362	$886,666	$646,424	$701,442	$709,257	$764,198
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.84	%^	.86%	.85%	.85%	.85%	.85%
Expenses, before waivers/reimbursements	.85	%^	.86%	.85%	.85%	.85%	.85%
Net investment income	.84	%(b)^	1.21	%(b)†	.96%	1.14%	1.11%	1.23%
Portfolio turnover rate	37%	101%	73%	51%	63%	80%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 by 0.55%, 0.03%, 0.14%, 0.11%, 0.08% and 0.19%, respectively.

^	Annualized.

See notes to financial statements.

16

GROWTH & INCOME PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth and Income Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

17

GROWTH & INCOME PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of

18

AB Variable Products Series Fund

scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-GI-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERMEDIATE BOND PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERMEDIATE BOND PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees of other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees of other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,025.40	$5.57	1.11%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.29	$5.56	1.11%

Class B
Actual	$1,000	$1,023.70	$6.82	1.36%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.05	$6.80	1.36%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERMEDIATE BOND PORTFOLIO
June 30, 2017 (unaudited)	AB Variable Products Series Fund

TOP TEN SECTORS (including derivatives)(1)
Governments—Treasuries(2)	23.3%
Mortgage Pass-Throughs	20.9
Corporates—Investment Grade	20.2
Asset-Backed Securities	13.7
Commercial Mortgage-Backed Securities(3)	10.3
Agency Discount Notes	8.7
Collateralized Mortgage Obligations	7.4
Inflation-Linked Securities	5.8
Corporates—Non-Investment Grade(3)	3.8
Interest Rate Swaps(4)	-5.8

SECTOR BREAKDOWN (excluding derivatives)(5)
Mortgage Pass-Throughs	18.4%	Agencies	2.5%
Corporates—Investment Grade	17.8	Emerging Markets—Treasuries	0.9
Governments—Treasuries	13.3	Quasi-Sovereigns	0.5
Asset-Backed Securities	12.0	Local Governments—US Municipal Bonds	0.5
Commercial Mortgage-Backed Securities	7.2	Governments—Sovereign Bonds	0.3
Collateralized Mortgage Obligations	6.5	Short-Term Investments	11.9
Inflation-Linked Securities	5.1	Other(6)	0.4
Corporates—Non-Investment Grade	2.7

(1)	All data are as of June 30, 2017. The Portfolio’s sectors include derivative exposure and are expressed as approximate percentages of the Portfolio’s total net assets, based on the Adviser’s internal classification. The percentages will vary over time.

(2)	Includes Treasury Futures

(3)	Includes Credit Default Swaps

(4)	Represents the exposure of the Portfolio’s fixed-rate payments on the Interest Rate Swaps. Interest Rate Swaps involve the exchange by a fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments).

(5)	All data are as of June 30, 2017. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

(6)	“Other” represents less than 0.2% weightings in the following security types: Emerging Markets—Corporate Bonds and Preferred Stocks.

2

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

MORTGAGE PASS-THROUGHS–20.9%
AGENCY FIXED RATE 15-YEAR–2.4%
Federal National Mortgage Association 2.50%, 7/01/31–1/01/32		U.S.$	1,364	$1,373,287

AGENCY FIXED RATE 30-YEAR–18.5%
Federal Home Loan Mortgage Corp. Gold 4.00%, 2/01/46			276	292,165
Series 2017 4.00%, 7/01/44			223	235,263
Series 2005 5.50%, 1/01/35			97	108,368
Series 2007 5.50%, 7/01/35			27	29,753
Federal National Mortgage Association 4.00%, 7/01/47, TBA			1,258	1,322,177
4.00%, 12/01/40–10/01/43			670	709,283
4.50%, 7/25/47, TBA			2,656	2,848,560
3.50%, 7/01/47, TBA			2,351	2,414,183
Series 2005 5.50%, 2/01/35			97	108,241
Series 2004 5.50%, 4/01/34–11/01/34			81	90,101
Series 2003 5.50%, 4/01/33–7/01/33			92	101,804
Government National Mortgage Association 3.00%, 4/20/46			325	329,168
3.50%, 7/01/47, TBA			1,635	1,693,247
Series 1994 9.00%, 9/15/24			1	1,343

				10,283,656

Total Mortgage Pass-Throughs (cost $11,631,625)				11,656,943

CORPORATES-INVESTMENT GRADE–20.2%
INDUSTRIAL–11.1%
BASIC–1.1%
Eastman Chemical Co. 3.80%, 3/15/25			50	51,429
Glencore Funding LLC 4.125%, 5/30/23(a)			58	59,517
Mosaic Co. (The) 5.625%, 11/15/43			53	54,094
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(a)			260	259,532
Vale Overseas Ltd. 6.875%, 11/21/36			80	85,800
Yamana Gold, Inc. 4.95%, 7/15/24			81	81,787

				592,159

CAPITAL GOODS–0.2%
Embraer Netherlands Finance BV 5.40%, 2/01/27	U.S.$		85	$88,381
General Electric Co. Series D 5.00%, 1/21/21(b)			40	42,418

				130,799

COMMUNICATIONS–MEDIA–0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25			135	145,842
Cox Communications, Inc. 2.95%, 6/30/23(a)			51	49,696
Time Warner Cable LLC 4.125%, 2/15/21			200	209,604

				405,142

COMMUNICATIONS–TELECOMMUNICATIONS–1.6%
AT&T, Inc. 3.40%, 5/15/25			310	304,243
4.125%, 2/17/26			147	150,646
Rogers Communications, Inc. 4.00%, 6/06/22		CAD	27	22,379
Verizon Communications, Inc. 2.625%, 8/15/26		U.S.$	157	144,880
3.50%, 11/01/24			145	146,354
5.50%, 3/16/47			105	114,770

				883,272

CONSUMER CYCLICAL–AUTOMOTIVE–0.5%
General Motors Co. 3.50%, 10/02/18			80	81,378
General Motors Financial Co., Inc. 3.10%, 1/15/19			110	111,516
3.25%, 5/15/18			9	9,105
4.00%, 1/15/25			23	23,131
4.30%, 7/13/25			30	30,642

				255,772

CONSUMER NON-CYCLICAL–1.9%
Becton Dickinson and Co. 3.734%, 12/15/24			40	40,672
Biogen, Inc. 4.05%, 9/15/25			144	152,256
Bunge Ltd. Finance Corp. 8.50%, 6/15/19			2	2,234
Grupo Bimbo SAB de CV 3.875%, 6/27/24(a)			201	207,104
Laboratory Corp. of America Holdings 3.60%, 2/01/25			60	60,815

3

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Medtronic, Inc. 3.50%, 3/15/25	U.S.$	195	$202,734
Mylan NV 3.95%, 6/15/26		37	37,527
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23		122	118,797
3.15%, 10/01/26		86	81,592
Tyson Foods, Inc. 2.65%, 8/15/19		39	39,491
3.95%, 8/15/24		123	128,945

			1,072,167

ENERGY–3.2%
Cenovus Energy, Inc. 3.00%, 8/15/22		12	11,503
5.70%, 10/15/19		36	37,993
Ecopetrol SA 5.875%, 5/28/45		57	52,326
Encana Corp. 3.90%, 11/15/21		45	45,925
Energy Transfer LP 7.50%, 7/01/38		149	181,469
EnLink Midstream Partners LP 5.05%, 4/01/45		125	118,322
Enterprise Products Operating LLC 3.70%, 2/15/26		161	163,830
5.20%, 9/01/20		55	59,694
Hess Corp. 4.30%, 4/01/27		109	106,743
Nabors Industries, Inc. 5.50%, 1/15/23(a)		113	107,017
Noble Energy, Inc. 3.90%, 11/15/24		107	109,598
8.25%, 3/01/19		238	260,665
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		137	133,582
Sabine Pass Liquefaction LLC 5.00%, 3/15/27		80	85,148
TransCanada PipeLines Ltd. 3.392% (LIBOR 3 Month + 2.21%), 5/15/67(c)		235	223,501
Williams Partners LP 4.125%, 11/15/20		97	101,246

			1,798,562

SERVICES–0.3%
S&P Global, Inc. 4.40%, 2/15/26		127	136,396
Total System Services, Inc. 3.75%, 6/01/23		19	19,713

			156,109

TECHNOLOGY–1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 1/15/24(a)		28	28,713
3.875%, 1/15/27(a)		62	63,660

Dell International LLC/EMC Corp. 5.45%, 6/15/23(a)	U.S.$	160	$174,098
6.02%, 6/15/26(a)		31	34,217
Fidelity National Information Services, Inc. 5.00%, 10/15/25		2	2,216
HP, Inc. 4.65%, 12/09/21		107	115,462
KLA-Tencor Corp. 4.65%, 11/01/24		134	144,610
Lam Research Corp. 2.80%, 6/15/21		39	39,552
Motorola Solutions, Inc. 3.50%, 3/01/23		82	81,999
7.50%, 5/15/25		23	27,419
Seagate HDD Cayman 4.75%, 1/01/25		75	75,551
Western Digital Corp. 7.375%, 4/01/23(a)		89	97,677

			885,174

			6,179,156

FINANCIAL INSTITUTIONS–8.4%
BANKING–7.2%
Banco Santander SA 3.50%, 4/11/22		200	204,582
Bank of America Corp. 2.881%, 4/24/23		145	145,396
3.824%, 1/20/28		145	147,627
BNP Paribas SA 3.80%, 1/10/24(a)		200	207,858
Compass Bank 5.50%, 4/01/20		250	265,860
Cooperatieve Rabobank UA 4.375%, 8/04/25		250	261,973
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 6/09/23		265	272,860
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21		118	116,425
3.75%, 5/22/25		53	54,164
3.85%, 7/08/24		210	217,928
Series D 6.00%, 6/15/20		195	215,177
JPMorgan Chase & Co. 3.22%, 3/01/25		140	140,391
Lloyds Banking Group PLC 4.65%, 3/24/26		200	208,368
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26		200	208,888
Morgan Stanley 5.625%, 9/23/19		143	153,603
Nationwide Building Society 6.25%, 2/25/20(a)		230	253,444

4

AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

Santander Issuances SAU 3.25%, 4/04/26(a)		EUR	200	$243,666
UBS AG/Stamford CT 7.625%, 8/17/22		U.S.$	250	293,745
UBS Group Funding Switzerland AG 4.125%, 9/24/25(a)			200	209,374
US Bancorp Series J 5.30%, 4/15/27(b)			63	67,048
Wells Fargo & Co. 3.069%, 1/24/23			113	114,394

				4,002,771

INSURANCE–0.4%
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20			31	33,593
Lincoln National Corp. 8.75%, 7/01/19			35	39,376
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)			35	59,083
XLIT Ltd. 3.25%, 6/29/47		EUR	100	112,988

				245,040

REITS–0.8%
American Tower Corp. 5.05%, 9/01/20		U.S.$	260	279,825
Host Hotels & Resorts LP Series D 3.75%, 10/15/23			6	6,113
Welltower, Inc. 4.00%, 6/01/25			146	151,171

				437,109

				4,684,920

UTILITY–0.7%
ELECTRIC–0.7%
Berkshire Hathaway Energy Co. 6.125%, 4/01/36			90	115,873
Exelon Corp. 5.15%, 12/01/20			64	68,797
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24(a)			200	215,500

				400,170

Total Corporates–Investment Grade (cost $10,806,500)				11,264,246

GOVERNMENTS–TREASURIES–15.2%
UNITED STATES–15.2%
U.S. Treasury Bonds 2.875%, 8/15/45–11/15/46			330	331,317
3.00%, 11/15/45–5/15/47			2,183	2,249,456

3.625%, 2/15/44	U.S.$		65	$74,892
4.50%, 2/15/36			99	127,772
5.50%, 8/15/28			147	191,941
6.25%, 5/15/30			261	371,477
U.S. Treasury Notes 0.625%, 9/30/17			2,000	1,997,812
1.125%, 1/31/19			450	448,383
1.625%, 5/15/26			266	252,486
1.75%, 11/30/21			1,247	1,243,688
2.00%, 11/15/26			328	319,851
2.25%, 11/15/24–11/15/25			611	611,604
2.50%, 8/15/23			215	220,644

Total Governments–Treasuries (cost $8,666,402)				8,441,323

ASSET-BACKED SECURITIES–13.7%
AUTOS–FIXED RATE–7.4%
Ally Auto Receivables Trust Series 2015-2, Class A3 1.49%, 11/15/19			129	129,191
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20			259	259,032
Americredit Automobile Receivables Trust Series 2016-4, Class A2A 1.34%, 4/08/20			101	101,343
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97%, 2/20/20(a)			288	290,965
Series 2016-1A, Class A 2.99%, 6/20/22(a)			100	100,544
Bank of The West Auto Trust Series 2015-1, Class A3 1.31%, 10/15/19(a)			159	159,118
California Republic Auto Receivables Trust Series 2014-2, Class A4 1.57%, 12/16/19			69	69,330
Series 2015-2, Class A3 1.31%, 8/15/19			42	42,356
Capital Auto Receivables Asset Trust Series 2014-1, Class B 2.22%, 1/22/19			45	44,971
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3 1.91%, 3/16/20(a)			142	142,503
CPS Auto Receivables Trust Series 2013-B, Class A 1.82%, 9/15/20(a)			40	40,109
Enterprise Fleet Financing LLC Series 2014-2, Class A2 1.05%, 3/20/20(a)			17	17,247
Series 2015-1, Class A2 1.30%, 9/20/20(a)			74	73,588

5

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Exeter Automobile Receivables Trust
Series 2016-3A, Class A 1.84%, 11/16/20(a)	U.S.$	35	$35,310
Series 2016-3A, Class D 6.40%, 7/17/23(a)		100	103,245
Series 2017-2A, Class A 2.11%, 6/15/21(a)		84	83,680
Fifth Third Auto Trust Series 2014-3, Class A4 1.47%, 5/17/21		165	164,939
Flagship Credit Auto Trust Series 2016-3, Class A1 1.61%, 12/15/19(a)		56	56,374
Series 2016-4, Class D 3.89%, 11/15/22(a)		125	125,890
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31%, 4/15/26(a)		257	259,622
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1 1.98%, 1/15/22		198	197,456
Series 2016-1, Class A1 1.76%, 2/15/21		131	130,995
Series 2017-1, Class A1 2.07%, 5/15/22		115	115,021
GM Financial Automobile Leasing Trust Series 2015-2, Class A3 1.68%, 12/20/18		206	205,728
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 1.65%, 5/15/20(a)		128	128,460
Harley-Davidson Motorcycle Trust Series 2015-1, Class A3 1.41%, 6/15/20		107	107,200
Hertz Vehicle Financing II LP Series 2015-1A, Class B 3.52%, 3/25/21(a)		115	115,242
Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 8/25/19(a)		485	483,378
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40%, 11/15/18(a)		81	81,276
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3 1.34%, 7/16/18		101	101,447
Nissan Auto Lease Trust Series 2015-A, Class A3 1.40%, 6/15/18		33	32,888

Santander Drive Auto Receivables Trust Series 2016-3, Class A2 1.34%, 11/15/19	U.S.$	80	$80,459
Westlake Automobile Receivables Trust Series 2016-2A, Class A2 1.57%, 6/17/19(a)		51	50,664

			4,129,571

OTHER ABS–FIXED RATE–2.3%
Ascentium Equipment Receivables Trust Series 2016-1A, Class A2 1.75%, 11/13/18(a)		24	24,043
CNH Equipment Trust Series 2014-B, Class A4 1.61%, 5/17/21		101	100,966
Series 2015-A, Class A4 1.85%, 4/15/21		134	133,921
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30%, 3/23/20(a)		6	5,674
Marlette Funding Trust Series 2016-1A, Class A 3.06%, 1/17/23(a)		56	56,038
Series 2017-1A, Class A 2.827%, 3/15/24(a)		86	86,068
Series 2017-2A, Class A 2.39%, 7/15/24(a)		140	140,000
Series 2017-2A, Class C 4.58%, 7/15/24(a)		100	99,994
SBA Tower Trust 3.156%, 10/15/20(a)		147	149,872
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/25(a)		83	83,553
Series 2016-3, Class A 3.05%, 12/26/25(a)		90	90,274
Series 2017-1, Class A 3.28%, 1/26/26(a)		84	84,931
Series 2017-2, Class A 3.28%, 2/25/26(a)		100	101,617
Series 2017-3, Class A 2.77%, 5/25/26(a)		112	112,145

			1,269,096

CREDIT CARDS–FIXED RATE–1.5%
Barclays Dryrock Issuance Trust Series 2015-2, Class A 1.56%, 3/15/21		183	183,056
Synchrony Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22		232	233,732

6

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2015-3, Class A 1.74%, 9/15/21	U.S.$	173	$173,148
Series 2016-1, Class A 2.04%, 3/15/22		130	130,502
World Financial Network Credit Card Master Trust Series 2016-B, Class A 1.44%, 6/15/22		137	136,657

			857,095

AUTOS–FLOATING RATE–1.5%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 1.659% (LIBOR 1 Month + 0.50%), 7/15/20(a)(c)		214	214,700
Hertz Fleet Lease Funding LP Series 2013-3, Class A 1.408%, 12/10/27(a)		14	13,693
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A 2.712% (LIBOR 1 Month + 1.50%), 10/20/20(a)(c)		197	197,000
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1 1.562% (LIBOR 1 Month + 0.35%), 7/22/19(a)(c)		70	70,004
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-1, Class A 1.592% (LIBOR 1 Month + 0.38%), 7/20/19(c)		120	120,013
Series 2015-1, Class A 1.712% (LIBOR 1 Month + 0.50%), 1/20/20(c)		227	227,414
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A 1.42%, 5/17/21(a)		5	5,154

			847,978

CREDIT CARDS–FLOATING RATE–0.8%
Discover Card Execution Note Trust Series 2015-A1, Class A1 1.509% (LIBOR 1 Month + 0.35%), 8/17/20(c)		263	263,500
World Financial Network Credit Card Master Trust Series 2015-A, Class A 1.639% (LIBOR 1 Month + 0.48%), 2/15/22(c)		150	150,380

			413,880

HOME EQUITY LOANS–FIXED RATE–0.1%
Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33	U.S.$	65	$65,077

HOME EQUITY LOANS–FLOATING RATE–0.1%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2 2.341% (LIBOR 1 Month + 1.13%), 12/25/32(c)		33	32,199

Total Asset-Backed Securities (cost $7,594,509)			7,614,896

COMMERCIAL MORTGAGE-BACKED SECURITIES–8.2%
NON-AGENCY FIXED RATE CMBS–6.6%
Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 2/10/51		78	78,434
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		1	1,124
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(a)		200	202,502
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35(a)		260	268,935
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D 5.014%, 9/10/45(a)		128	117,998
Series 2015-GC27, Class A5 3.137%, 2/10/48		144	144,345
Series 2016-C1, Class A4 3.209%, 5/10/49		192	193,516
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 4/12/35(a)		82	80,280
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48		117	121,291
Series 2015-C4, Class A4 3.808%, 11/15/48		150	156,766
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(a)		240	243,414

7

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31(a)		U.S.$	136	$136,165
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 5/15/47			45	45,341
Series 2012-C6, Class D 5.299%, 5/15/45			110	113,348
Series 2012-C6, Class E 5.299%, 5/15/45(a)			132	118,654
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 1.087%, 9/15/47(d)			2,874	144,773
Series 2015-C31, Class A3 3.801%, 8/15/48			130	136,505
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39			40	34,752
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 3/10/49(a)			159	155,298
ML-CFC Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 9/12/49			517	517,455
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/45			112	113,023
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A 6.009%, 6/15/45			5	4,617
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.584%, 12/15/59			85	83,222
Series 2016-NXS6, Class C 4.453%, 11/15/49			100	99,541
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.49%, 3/15/45(a)(d)			1,600	77,074
Series 2013-C14, Class A5 3.337%, 6/15/46			132	136,372
Series 2014-C20, Class A2 3.036%, 5/15/47			125	127,623

				3,652,368

NON-AGENCY FLOATING RATE CMBS–1.6%
CGBAM Commercial Mortgage Trust Series 2016-IMC, Class A 3.072% (LIBOR 1 Month + 1.90%), 11/15/21(a)(c)	U.S.$		115	$115,072
Series 2016-IMC, Class C 5.122% (LIBOR 1 Month + 3.95%), 11/15/21(a)(c)			123	123,497
CSMC Mortgage-Backed Trust Series 2016-MFF, Class D 5.367% (LIBOR 1 Month + 4.60%), 11/15/33(a)(c)			100	100,563
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-SGP, Class A 2.859% (LIBOR 1 Month + 1.70%), 7/15/36(a)(c)			138	138,346
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A 2.222% (LIBOR 1 Month + 1.05%), 4/15/32(a)(c)			11	11,222
Starwood Retail Property Trust Series 2014-STAR, Class A 2.347% (LIBOR 1 Month + 1.22%), 11/15/27(a)(c)			196	194,068
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A 2.509% (LIBOR 1 Month + 1.35%), 6/15/29(a)(c)			211	211,654

				894,422

Total Commercial Mortgage-Backed Securities (cost $4,585,358)				4,546,790

COLLATERALIZED MORTGAGE OBLIGATIONS–7.4%
RISK SHARE FLOATING RATE–5.3%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.716% (LIBOR 1 Month + 6.50%), 4/25/26(c)(e)			150	156,011
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M2 3.616% (LIBOR 1 Month + 2.40%), 8/25/24(c)			21	20,924
Series 2014-DN4, Class M3 5.766% (LIBOR 1 Month + 4.55%), 10/25/24(c)			248	272,949
Series 2014-HQ3, Class M2 3.866% (LIBOR 1 Month + 2.65%), 10/25/24(c)			64	64,500

8

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA1, Class M3 4.516% (LIBOR 1 Month + 3.30%), 10/25/27(c)	U.S.$	250	$277,165
Series 2015-HQA1, Class M2 3.866% (LIBOR 1 Month + 2.65%), 3/25/28(c)		184	188,156
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M1 2.416% (LIBOR 1 Month + 1.20%), 7/25/24(c)		10	10,024
Series 2014-C04, Class 1M2 6.116% (LIBOR 1 Month + 4.90%), 11/25/24(c)		169	192,687
Series 2014-C04, Class 2M2 6.216% (LIBOR 1 Month + 5.00%), 11/25/24(c)		58	65,600
Series 2015-C01, Class 1M2 5.516% (LIBOR 1 Month + 4.30%), 2/25/25(c)		82	88,746
Series 2015-C01, Class 2M2 5.766% (LIBOR 1 Month + 4.55%), 2/25/25(c)		75	81,056
Series 2015-C02, Class 1M2 5.216% (LIBOR 1 Month + 4.00%), 5/25/25(c)		101	108,678
Series 2015-C02, Class 2M2 5.216% (LIBOR 1 Month + 4.00%), 5/25/25(c)		121	129,216
Series 2015-C03, Class 1M2 6.216% (LIBOR 1 Month + 5.00%), 7/25/25(c)		125	139,531
Series 2015-C03, Class 2M2 6.216% (LIBOR 1 Month + 5.00%), 7/25/25(c)		105	116,455
Series 2015-C04, Class 1M2 6.916% (LIBOR 1 Month + 5.70%), 4/25/28(c)		145	165,221
Series 2015-C04, Class 2M2 6.766% (LIBOR 1 Month + 5.55%), 4/25/28(c)		138	154,573
Series 2016-C01, Class 1M2 7.966% (LIBOR 1 Month + 6.75%), 8/25/28(c)		160	193,308
Series 2016-C01, Class 2M2 8.166% (LIBOR 1 Month + 6.95%), 8/25/28(c)		92	110,524
Series 2016-C02, Class 1M2 7.216% (LIBOR 1 Month + 6.00%), 9/25/28(c)		130	152,134
Series 2016-C03, Class 2M2 7.116% (LIBOR 1 Month + 5.90%), 10/25/28(c)		148	172,355

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.466% (LIBOR 1 Month + 5.25%), 11/25/25(c)(e)	U.S.$	48	$52,178
Series 2015-WF1, Class 2M2 6.716% (LIBOR 1 Month + 5.50%), 11/25/25(c)(e)		20	23,311

			2,935,302

NON-AGENCY FIXED RATE–1.2%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 7/25/35		23	21,799
Series 2005-57CB, Class 4A3 5.50%, 12/25/35		48	43,765
Series 2006-23CB, Class 1A7 6.00%, 8/25/36		29	27,959
Series 2006-24CB, Class A16 5.75%, 6/25/36		84	69,715
Series 2006-28CB, Class A14 6.25%, 10/25/36		59	51,311
Series 2006-9T1, Class A1 5.75%, 5/25/36		36	28,070
Series 2006-J1, Class 1A13 5.50%, 2/25/36		49	44,176
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 7/25/37		28	25,654
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 3.234%, 5/25/35		59	58,964
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 5/25/36		42	35,845
Series 2006-13, Class 1A19 6.25%, 9/25/36		24	20,479
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36		72	59,813
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.515%, 7/25/36		155	130,341
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8 6.00%, 8/25/37		39	33,691

9

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5 5.75%, 7/25/37	U.S.$	23	$22,902

			674,484

AGENCY FLOATING RATE–0.5%
Federal National Mortgage Association REMICs Series 2011-131, Class ST 5.324% (6.54%-LIBOR 1 Month), 12/25/41(c)(f)		204	44,559
Series 2015-90, Class SL 4.934% (6.15%-LIBOR 1 Month), 12/25/45(c)(f)		418	83,269
Series 2016-77, Class DS 4.78% (6.00%-LIBOR 1 Month), 10/25/46(c)(f)		410	83,629
Series 2017-26, Class TS 4.734% (5.95%-LIBOR 1 Month), 4/25/47(c)(f)		366	83,119

			294,576

NON-AGENCY FLOATING RATE–0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 1.406% (LIBOR 1 Month + 0.19%), 12/25/36(c)		161	97,278
HomeBanc Mortgage Trust Series 2005-1, Class A1 1.466% (LIBOR 1 Month + 0.25%), 3/25/35(c)		60	52,896

			150,174

AGENCY FIXED RATE–0.1%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 1.668%, 5/28/35		50	44,910

Total Collateralized Mortgage Obligations (cost $3,918,552)			4,099,446

INFLATION-LINKED SECURITIES–5.8%
JAPAN–1.0%
Japanese Government CPI Linked Bond Series 2022 0.10%, 3/10/27	JPY	59,631	556,281

UNITED STATES–4.8%
U.S. Treasury Inflation Index 0.125%, 4/15/19–4/15/20 (TIPS)	U.S.$	1,199	1,199,762
0.25%, 1/15/25 (TIPS)		646	634,676
0.375%, 7/15/25 (TIPS)		851	844,318

			2,678,756

Total Inflation-Linked Securities (cost $3,284,409)			$3,235,037

CORPORATES–NON-INVESTMENT GRADE–3.1%
INDUSTRIAL–2.0%
BASIC–0.1%
NOVA Chemicals Corp. 5.25%, 8/01/23(a)	U.S.$	74	76,078

COMMUNICATIONS–MEDIA–0.3%
CSC Holdings LLC 6.75%, 11/15/21		30	33,211
SFR Group SA 5.375%, 5/15/22(a)	EUR	120	142,955

			176,166

COMMUNICATIONS– TELECOMMUNICATIONS–0.9%
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	100	138,770
CenturyLink, Inc. Series Y 7.50%, 4/01/24	U.S.$	42	46,058
Sprint Capital Corp. 6.90%, 5/01/19		210	224,213
Windstream Services LLC 6.375%, 8/01/23		80	65,990

			475,031

CONSUMER CYCLICAL–OTHER–0.1%
KB Home 4.75%, 5/15/19		63	64,933

CONSUMER CYCLICAL–RETAILERS–0.1%
Hanesbrands, Inc. 4.625%, 5/15/24(a)		39	39,643

CONSUMER NON-CYCLICAL–0.2%
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		85	86,135
Lamb Weston Holdings, Inc. 4.625%, 11/01/24(a)		16	16,447
4.875%, 11/01/26(a)		16	16,568

			119,150

ENERGY–0.1%
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		68	44,148
SM Energy Co. 6.50%, 1/01/23		9	8,593

			52,741

TECHNOLOGY–0.1%
Dell International LLC/EMC Corp. 7.125%, 6/15/24(a)		35	38,486

10

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

TRANSPORTATION–SERVICES–0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(a)	U.S.$	52	$49,177

			1,091,405

FINANCIAL INSTITUTIONS–1.1%
BANKING–0.9%
Bank of America Corp. Series Z 6.50%, 10/23/24(b)		49	54,579
Barclays Bank PLC 6.86%, 6/15/32(a)(b)		29	33,812
Intesa Sanpaolo SpA Series E 3.928%, 9/15/26(a)	EUR	100	120,762
Lloyds Banking Group PLC 7.50%, 6/27/24(b)	U.S.$	200	219,756
Standard Chartered PLC 2.68% (LIBOR 3 Month + 1.51%), 1/30/27(a)(b)(c)		100	85,046

			513,955

FINANCE–0.2%
Navient Corp. 6.625%, 7/26/21		95	102,068

			616,023

Total Corporates–Non-Investment Grade (cost $1,751,829)			1,707,428

AGENCIES–2.9%
AGENCY DEBENTURES–2.9%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,491,654)		1,677	1,588,119

EMERGING MARKETS–TREASURIES–1.1%
BRAZIL–1.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21–1/01/27 (cost $537,426)	BRL	2,015	601,845

Total Emerging Markets–Treasuries (cost $537,426)			601,845

QUASI-SOVEREIGNS–0.6%
QUASI-SOVEREIGN BONDS–0.6%
CHILE–0.4%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(a)	U.S.$	210	227,850

MEXICO–0.2%
Petroleos Mexicanos 4.625%, 9/21/23	U.S.$	120	$121,440

Total Quasi-Sovereigns (cost $328,874)			349,290

LOCAL GOVERNMENTS–US MUNICIPAL BONDS–0.5%
CALIFORNIA–0.5%
State of California Series 2010 7.625%, 3/01/40 (cost $203,103)		200	305,550

GOVERNMENTS–SOVEREIGN BONDS–0.3%
QATAR–0.3%
Qatar Government International Bond 2.375%, 6/02/21(a) (cost $198,292)		200	195,000

EMERGING MARKETS–CORPORATE BONDS–0.3%
INDUSTRIAL–0.3%
CAPITAL GOODS–0.2%
Odebrecht Finance Ltd. 7.125%, 6/26/42(a)		200	80,500

ENERGY–0.1%
Petrobras Global Finance BV 6.125%, 1/17/22		65	67,034

Total Emerging Markets–Corporate Bonds (cost $123,601)			147,534

	Shares
PREFERRED STOCKS–0.2%
FINANCIAL INSTITUTIONS–0.2%
REITS–0.2%
Sovereign Real Estate Investment Trust 12.00%(a) (cost $87,658)		93	116,250

	Principal Amount (000)
SHORT-TERM INVESTMENTS–13.5%
AGENCY DISCOUNT NOTE–8.7%
Federal Home Loan Bank Discount Notes Zero Coupon, 7/05/17-11/10/17 (cost $4,848,547)	U.S.$	4,855	4,848,547

11

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS–TREASURIES–3.9%
JAPAN–3.9%
Japan Treasury Discount Bill Series 687 Zero Coupon, 12/11/17 (cost $2,237,738)	JPY	246,000	$2,188,395

TIME DEPOSIT–0.9%
State Street Time Deposit 0.09%, 7/03/17 (cost $492,701)	U.S.$	493	492,701

Total Short-Term Investments (cost $7,578,986)			7,529,643

TOTAL INVESTMENTS–113.9% (cost $62,788,778)			$63,399,340
Other assets less liabilities–(13.9)%			(7,713,997)

NET ASSETS–100.0%			$55,685,343

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	74	September 2017	$8,740,983	$8,719,860	$(21,123)
U.S. Ultra Bond (CBT) Futures	14	September 2017	2,274,695	2,322,250	47,555

Sold Contracts
10 Yr Mini Japan Government Bond Futures	4	September 2017	534,858	534,270	588
Euro-BOBL Futures	37	September 2017	5,619,213	5,565,581	53,632
U.S. T-Note 2 Yr (CBT) Futures	12	September 2017	2,595,502	2,593,313	2,189

					$82,841

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	814	USD	614	7/10/17	$(10,928)
Bank of America, NA	JPY	320,000	USD	2,884	7/14/17	37,876
Bank of America, NA	KRW	240,509	USD	214	7/27/17	3,444
Bank of America, NA	TWD	6,546	USD	218	8/16/17	2,566
Bank of America, NA	USD	62	MYR	265	8/18/17	(651)
Barclays Bank PLC	USD	142	CNY	970	8/16/17	509
Citibank, NA	BRL	1,443	USD	436	7/05/17	619
Citibank, NA	USD	369	BRL	1,228	7/05/17	1,904
Citibank, NA	USD	65	BRL	215	7/05/17	(184)
Citibank, NA	TWD	6,016	USD	199	7/28/17	720
Citibank, NA	BRL	1,228	USD	367	8/02/17	(1,908)
Citibank, NA	USD	81	MYR	344	8/18/17	(957)
Citibank, NA	USD	344	INR	22,237	8/21/17	(1,390)
Citibank, NA	INR	22,137	USD	341	8/22/17	264
Deutsche Bank AG	BRL	1,184	USD	358	7/05/17	183

12

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	358	BRL	1,184	7/05/17	$(508)
Goldman Sachs Bank USA	BRL	259	USD	78	7/05/17	329
Goldman Sachs Bank USA	USD	78	BRL	259	7/05/17	(111)
JPMorgan Chase Bank, NA	USD	218	TWD	6,564	9/20/17	(2,486)
State Street Bank & Trust Co.	NZD	260	USD	181	7/10/17	(9,600)
State Street Bank & Trust Co.	USD	163	AUD	214	7/10/17	1,926
State Street Bank & Trust Co.	USD	171	NZD	240	7/10/17	4,559
State Street Bank & Trust Co.	EUR	109	USD	125	7/13/17	232
State Street Bank & Trust Co.	EUR	458	USD	495	7/13/17	(28,989)
State Street Bank & Trust Co.	USD	225	EUR	200	7/13/17	3,023
State Street Bank & Trust Co.	SEK	2,563	USD	290	7/14/17	(14,824)
State Street Bank & Trust Co.	USD	219	NOK	1,848	7/14/17	2,631
State Street Bank & Trust Co.	USD	290	SEK	2,516	7/14/17	9,213
State Street Bank & Trust Co.	GBP	320	USD	413	7/21/17	(4,849)
State Street Bank & Trust Co.	USD	143	TRY	512	8/18/17	1,168
State Street Bank & Trust Co.	CAD	562	USD	424	8/24/17	(9,319)
State Street Bank & Trust Co.	USD	219	CAD	290	8/24/17	4,518

						$(11,020)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/ (Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00%	3.39%	$600	$42,433	$4,040

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker/ (Exchange)		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	MXN	2,243	6/22/20	4 Week TIIE	6.770%	$85
Morgan Stanley & Co., LLC/(CME Group)	JPY	278,240	3/31/22	0.099%	6 Month LIBOR	6
Morgan Stanley & Co., LLC/(CME Group)	SEK	4,830	3/31/22	3 Month STIBOR	0.341%	(606)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,950	3/31/22	3 Month BKBM	2.936%	16,464
Morgan Stanley & Co., LLC/(CME Group)		530	1/14/24	2.980%	3 Month LIBOR	(35,401)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(31,850)

13

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

				Rate Type
Clearing Broker/ (Exchange)		Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	740	11/10/25	2.256%	3 Month LIBOR	$(4,384)
Morgan Stanley & Co., LLC/(CME Group)		80	6/28/26	1.460%	3 Month LIBOR	5,159
Morgan Stanley & Co., LLC/(CME Group)		200	12/21/26	3 Month LIBOR	2.497%	4,107
Morgan Stanley & Co., LLC/(CME Group)		650	4/26/27	2.287%	3 Month LIBOR	(1,637)
Morgan Stanley & Co., LLC/(CME Group)	MXN	818	6/14/27	7.090%	4 Week TIIE	235
Morgan Stanley & Co., LLC/(LCH Group)		175	11/08/26	1.657%	3 Month LIBOR	8,582
Morgan Stanley & Co., LLC/(LCH Group)		200	11/09/26	1.672%	3 Month LIBOR	9,558

						$(29,682)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	0.72%	$112	$(9,548)	$(2,804)	$(6,744)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	0.72	98	(8,355)	(2,366)	(5,989)
Credit Suisse International
CDX-CMBX.NA.BBB Series 7, 1/17/47*	(3.00)	4.73	350	31,022	23,255	7,767
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	330	4,489	4,244	245
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	46	627	633	(6)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	99	1,351	1,325	26
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	50	682	669	13

Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	60	(6,988)	(8,611)	1,623

14

AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts (continued)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.74%	$32	$(3,716)	$(4,486)	$770
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	350	(40,647)	(21,411)	(19,236)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	318	(36,952)	(13,751)	(23,201)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	28	(3,251)	(2,046)	(1,205)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	94	(10,917)	(6,428)	(4,489)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	2.66	135	(4,273)	(2,791)	(1,482)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(991)	62
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	51	(5,931)	(6,793)	862
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	84	(9,756)	(9,566)	(190)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	27	(3,135)	(3,263)	128
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	28	(3,251)	(3,385)	134
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	85	(9,871)	(7,390)	(2,481)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(485)	(444)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	132	(15,330)	(9,779)	(5,551)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	185	(21,485)	(14,950)	(6,535)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	49	(5,691)	(4,476)	(1,215)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	4	(465)	(379)	(86)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(772)	(157)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8	(929)	(835)	(94)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	16	(1,858)	(1,826)	(32)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	57	(6,619)	(6,419)	(200)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	92	(10,723)	(12,893)	2,170

15

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts (continued)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	5.74%	$41	$(4,761)	$(5,898)	$1,137
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	125	(14,517)	(10,519)	(3,998)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	246	(28,569)	(12,717)	(15,852)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	35	(4,065)	(2,609)	(1,456)

				$(236,219)	$(150,513)	$(85,706)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $9,910,352 or 17.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.

(d)	IO—Interest Only.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B 7.716%, 4/25/26	4/29/16	$150,000	$156,011	0.28%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 6.466%, 11/25/25	9/28/15	47,973	52,178	0.09%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2 6.716%, 11/25/25	9/28/15	20,439	23,311	0.04%

(f)	Inverse interest only security.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

16

AB Variable Products Series Fund

Glossary:

ABS—Asset-Backed Securities

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

INTRCONX—Inter-Continental Exchange

LCH—London Clearing House

LIBOR—London Interbank Offered Rates

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

STIBOR—Stockholm Interbank Offered Rate

TBA—To Be Announced

TIIE—Banco de México Equilibrium Interbank Interest Rate

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

17

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value (cost $62,788,778)	$63,399,340
Cash collateral due from broker	256,295
Foreign currencies, at value (cost $59,668)	58,772
Receivable for investment securities sold	1,047,199
Interest receivable	277,933
Unrealized appreciation on forward currency exchange contracts	75,684
Upfront premiums paid on credit default swaps	30,126
Receivable for capital stock sold	18,677
Unrealized appreciation on credit default swaps	14,937
Receivable for variation margin on exchange-traded derivatives	2,461

Total assets	65,181,424

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	8,848,588
Upfront premiums received on credit default swaps	180,639
Unrealized depreciation on credit default swaps	100,643
Unrealized depreciation on forward currency exchange contracts	86,704
Payable for capital stock redeemed	66,011
Advisory fee payable	22,183
Payable for variation margin on exchange-traded derivatives	18,440
Administrative fee payable	12,674
Distribution fee payable	3,519
Payable for newly entered credit default swaps	2,616
Transfer Agent fee payable	81
Accrued expenses	153,983

Total liabilities	9,496,081

NET ASSETS	$55,685,343

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,119
Additional paid-in capital	52,027,250
Undistributed net investment income	2,365,439
Accumulated net realized gain on investment and foreign currency transactions	719,280
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	568,255

$55,685,343

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$39,752,002	3,641,869	$10.92
B	$15,933,341	1,476,899	$10.79

See notes to financial statements.

18

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Interest	$961,842
Dividends	5,737
Other income(a)	3,971

971,550

EXPENSES
Advisory fee (see Note B)	128,207
Distribution fee—Class B	20,031
Transfer agency—Class A	2,030
Transfer agency—Class B	796
Custodian	75,968
Audit and tax	39,512
Administrative	25,107
Legal	14,581
Directors’ fees	13,385
Printing	12,779
Miscellaneous	2,550

Total expenses	334,946

Net investment income	636,604

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	231,475
Futures	58,788
Swaptions written	9,636
Swaps	71,370
Foreign currency transactions	(191,143)
Net change in unrealized appreciation/depreciation of:
Investments	622,637
Futures	127,961
Swaptions written	(5,271)
Swaps	(143,608)
Foreign currency denominated assets and liabilities	(38,037)

Net gain on investment and foreign currency transactions	743,808

Contributions from Affiliates (see Note B)	286

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,380,698

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

19

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$636,604	$1,592,498
Net realized gain on investment and foreign currency transactions	180,126	725,272
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	563,682	653,981
Contributions from Affiliates (see Note B)	286	–0	–

Net increase in net assets from operations	1,380,698	2,971,751
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,406,468)
Class B	–0	–	(466,376)
Net realized gain on investment transactions
Class A	–0	–	(589,257)
Class B	–0	–	(215,377)
CAPITAL STOCK TRANSACTIONS
Net decrease	(3,907,277)	(7,317,811)

Total decrease	(2,526,579)	(7,023,538)
NET ASSETS
Beginning of period	58,211,922	65,235,460

End of period (including undistributed net investment income of $2,365,439 and $1,728,835, respectively)	$55,685,343	$58,211,922

See notes to financial statements.

20

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Intermediate Bond Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

21

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss

22

AB Variable Products Series Fund

expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Mortgage Pass-Throughs	$–0	–	$11,656,943		$–0	–	$11,656,943
Corporates—Investment Grade	–0	–	11,264,246		–0	–	11,264,246
Governments—Treasuries	–0	–	8,441,323		–0	–	8,441,323
Asset-Backed Securities	–0	–	6,513,128		1,101,768		7,614,896
Commercial Mortgage-Backed Securities	–0	–	3,630,316		916,474		4,546,790
Collateralized Mortgage Obligations	–0	–	4,054,536		44,910		4,099,446
Inflation-Linked Securities	–0	–	3,235,037		–0	–	3,235,037
Corporates—Non-Investment Grade	–0	–	1,707,428		–0	–	1,707,428
Agencies	–0	–	1,588,119		–0	–	1,588,119
Emerging Markets—Treasuries	–0	–	601,845		–0	–	601,845
Quasi-Sovereigns	–0	–	349,290		–0	–	349,290
Local Governments—US Municipal Bonds	–0	–	305,550		–0	–	305,550
Governments—Sovereign Bonds	–0	–	195,000		–0	–	195,000
Emerging Markets—Corporate Bonds	–0	–	147,534		–0	–	147,534
Preferred Stocks	–0	–	116,250		–0	–	116,250
Short-Term Investments:
Agency Discount Notes	–0	–	4,848,547		–0	–	4,848,547
Governments—Treasuries	–0	–	2,188,395		–0	–	2,188,395
Time Deposits	–0	–	492,701		–0	–	492,701

Total Investments in Securities	–0	–	61,336,188		2,063,152		63,399,340
Other Financial Instruments(a):
Assets:
Futures	103,964		–0	–	–0	–	103,964	(b)
Forward Currency Exchange Contracts	–0	–	75,684		–0	–	75,684
Centrally Cleared Credit Default Swaps	–0	–	4,040		–0	–	4,040	(b)
Centrally Cleared Interest Rate Swaps	–0	–	44,196		–0	–	44,196	(b)
Credit Default Swaps	–0	–	14,937		–0	–	14,937

23

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Liabilities:
Futures	$(21,123)		$–0	–	$–0	–	$(21,123	)(b)
Forward Currency Exchange Contracts	–0	–	(86,704)		–0	–	(86,704)
Centrally Cleared Interest Rate Swaps	–0	–	(73,878)		–0	–	(73,878	)(b)
Credit Default Swaps	–0	–	(100,643)		–0	–	(100,643)

Total(c)	$82,841		$61,213,820		$2,063,152		$63,359,813

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset- Backed Securities		Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/16	$699,392		$1,500,896		$–0	–
Accrued discounts/(premiums)	27		(353)		–0	–
Realized gain (loss)	3,580		(33,243)		–0	–
Change in unrealized appreciation/depreciation	7,536		36,656		454
Purchases/Payups	669,792		–0	–	–0	–
Sales/Paydowns	(278,559)		(587,482)		–0	–
Transfers in to Level 3	–0	–	–0	–	44,456
Transfers out of Level 3	–0	–	–0	–	–0	–

Balance as of 6/30/17	$1,101,768		$916,474		$44,910

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17(a)	$8,002		$3,842		$454

	Total
Balance as of 12/31/16	$2,200,288
Accrued discounts/(premiums)	(326)
Realized gain (loss)	(29,663)
Change in unrealized appreciation/depreciation	44,646
Purchases/Payups	669,792
Sales/Paydowns	(866,041)
Transfers in to Level 3	44,456
Transfers out of Level 3	–0	–

Balance as of 6/30/17	$2,063,152	(b)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17(a)	$12,298

(a)	The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

24

AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

25

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,107.

During the six months ended June 30, 2017, the Adviser reimbursed the Portfolio $286 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $1,200, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

26

AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$5,459,486	$9,436,950
U.S. government securities	62,226,641	63,676,921

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, swaps and foreign currency transactions) are as follows:

Gross unrealized appreciation	$1,300,394
Gross unrealized depreciation	(689,832)

Net unrealized appreciation	$610,562

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2017, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

27

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended June 30, 2017, the Portfolio held purchased options for hedging purposes.

During the six months ended June 30, 2017, the Portfolio held written swaptions for hedging purposes.

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AB Variable Products Series Fund

For the six months ended June 30, 2017, the Portfolio had the following transactions in written options:

	Notional Amount		Premiums Received
Swaptions written outstanding as of 12/31/16	$2,890,000		$11,077
Swaptions written	4,400,000		4,403
Swaptions assigned	–0	–	–0	–
Swaptions expired	–0	–	–0	–
Swaptions bought back	(7,290,000)		(15,480)
Swaptions exercised	–0	–	–0	–

Swaptions written outstanding as of 6/30/17	$–0	–	$–0	–

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk or currency. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation

29

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2017, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2017, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit

30

AB Variable Products Series Fund

soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2017, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$148,160	*	Receivable/Payable for variation margin on exchange-traded derivatives	$95,001	*
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	4,040	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	75,684		Unrealized depreciation on forward currency exchange contracts	86,704
Credit contracts	Unrealized appreciation on credit default swaps	14,937		Unrealized depreciation on credit default swaps	100,643

Total		$242,821			$282,348

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

31

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$58,788	$127,961
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	75,321	(36,103)
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(4,898)	(652)
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	9,636	(5,271)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(19,095)	(9,361)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	90,465	(134,247)

Total		$210,217	$(57,673)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Futures:
Average original value of buy contracts	$12,971,717
Average original value of sale contracts	$6,169,562

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$2,574,344
Average principal amount of sale contracts	$7,889,354

Purchased Options:
Average monthly cost	$4,886	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount	$17,575,602

Credit Default Swaps:
Average notional amount of buy contracts	$568,286
Average notional amount of sale contracts	$2,351,615

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$740,074

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

32

AB Variable Products Series Fund

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC*	$2,461	$–0	–	$–0	–	$–0	–	$2,461

Total	$2,461	$–0	–	$–0	–	$–0	–	$2,461

OTC Derivatives:
Bank of America, NA	$43,886	$(651)		$–0	–	$–0	–	$43,235
Barclays Bank PLC	509	–0	–	–0	–	–0	–	509
Citibank, NA	3,507	(3,507)		–0	–	–0	–	–0	–
Credit Suisse International	35,511	(35,511)		–0	–	–0	–	–0	–
Deutsche Bank AG	183	(183)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA/Goldman Sachs International	956	(738)		–0	–	–0	–	218
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC	2,033	(2,033)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	27,270	(27,270)		–0	–	–0	–	–0	–

Total	$113,855	$(69,893)		$–0	–	$–0	–	$43,962	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged**		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Goldman Sachs & Co.*	$18,440	$–0	–	$(18,440)		$–0	–	$–0	–

Total	$18,440	$–0	–	$(18,440)		$–0	–	–0	–

OTC Derivatives:
Australia and New Zealand Banking Group Ltd.	$10,928	$–0	–	$–0	–	$–0	–	$10,928
Bank of America, NA	651	(651)		–0	–	–0	–	–0	–
Citibank, NA	22,342	(3,507)		–0	–	–0	–	18,835
Citigroup Global Markets, Inc.	10,704	–0	–	–0	–	–0	–	10,704
Credit Suisse International	91,767	(35,511)		–0	–	–0	–	56,256
Deutsche Bank AG	53,913	(183)		–0	–	–0	–	53,730
Goldman Sachs Bank USA/Goldman Sachs International	96,657	(738)		–0	–	–0	–	95,919
JPMorgan Chase Bank, NA	2,486	–0	–	–0	–	–0	–	2,486
Morgan Stanley & Co. International PLC/Morgan Stanley Capital Services LLC	4,065	(2,033)		–0	–	–0	–	2,032
State Street Bank & Trust Co.	67,581	(27,270)		–0	–	–0	–	40,311

Total	$361,094	$(69,893)		$–0	–	$–0	–	$291,201	^

*	Cash has been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2017.

**	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The

33

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2017, the Portfolio earned drop income of $77,567 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Portfolio may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Portfolio is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio in the event of a default. In the event of a default by a MRA counterparty, the Portfolio may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended June 30, 2017, the Portfolio had no transactions in reverse repurchase agreements.

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	39,890		137,696	$430,371		$1,484,595
Shares issued in reinvestment of dividends and distributions	–0	–	183,938	–0	–	1,995,725
Shares redeemed	(358,624)		(832,622)	(3,867,934)		(9,095,889)

Net decrease	(318,734)		(510,988)	$(3,437,563)		$(5,615,569)

Class B
Shares sold	62,601		143,982	$667,250		$1,560,346
Shares issued in reinvestment of dividends and distributions	–0	–	63,478	–0	–	681,753
Shares redeemed	(106,510)		(366,495)	(1,136,964)		(3,944,341)

Net decrease	(43,909)		(159,035)	$(469,714)		$(1,702,242)

34

AB Variable Products Series Fund

At June 30, 2017, certain shareholders of the Portfolio owned 81% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE F: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the real value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio’s invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Prepayment Risk—The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some of these securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with these securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes

35

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE H: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$2,677,478		$3,320,511
Net long-term capital gains	–0	–	1,228,137

Total taxable distributions paid	$2,677,478		$4,548,648

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,774,670
Undistributed capital gains	527,150
Accumulated capital and other losses	(12,239	)(a)
Unrealized appreciation/(depreciation)	(17,019	)(b)

Total accumulated earnings/(deficit)	$2,272,562

(a)	As of December 31, 2016, the Portfolio had cumulative deferred loss on straddles of $12,239.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE I: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part,

36

AB Variable Products Series Fund

the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE J: Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

37

INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.65	$10.63	$11.37	$11.22	$12.30	$12.54

Income From Investment Operations
Net investment income (a)	.12†	.28†	.27	.28	.32	.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.15	.23	(.27)	.44	(.59)	.35	#
Contributions from Affiliates	.00	(b)	–0	–	–0	–	–0	–	–0	–	.05	#

Net increase (decrease) in net asset value from operations	.27	.51	–0	–	.72	(.27)	.73

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.35)	(.40)	(.41)	(.45)	(.58)
Distributions from net realized gain on investment transactions	–0	–	(.14)	(.34)	(.16)	(.36)	(.39)

Total dividends and distributions	–0	–	(.49)	(.74)	(.57)	(.81)	(.97)

Net asset value, end of period	$10.92	$10.65	$10.63	$11.37	$11.22	$12.30

Total Return
Total investment return based on net asset value (c)	2.54	%†*	4.71	%*†	.01	%*	6.48%	(2.16	)%*	6.05	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,752	$42,183	$47,554	$56,437	$61,848	$79,104
Ratio to average net assets of:
Expenses	1.11	%^	1.06%	.96%	.88%	.77%	.70%
Net investment income	2.30	%†^	2.60	%†	2.44%	2.46%	2.74%	2.67%
Portfolio turnover rate **	117%	156%	230%	262%	217%	116%

See footnote summary on page 40.

38

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.54	$10.53	$11.26	$11.11	$12.17	$12.41

Income From Investment Operations
Net investment income (a)	.11†	.25†	.24	.25	.29	.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.14	.22	(.26)	.43	(.58)	.35	#
Contributions from Affiliates	.00	(b)	–0	–	–0	–	–0	–	–0	–	.05	#

Net increase (decrease) in net asset value from operations	.25	.47	(.02)	.68	(.29)	.70

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.32)	(.37)	(.37)	(.41)	(.55)
Distributions from net realized gain on investment transactions	–0	–	(.14)	(.34)	(.16)	(.36)	(.39)

Total dividends and distributions	–0	–	(.46)	(.71)	(.53)	(.77)	(.94)

Net asset value, end of period	$10.79	$10.54	$10.53	$11.26	$11.11	$12.17

Total Return
Total investment return based on net asset value (c)	2.37	%*†	4.36	%*†	(.18	)%*	6.22%	(2.34	)%*	5.79	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,933	$16,029	$17,681	$19,891	$22,450	$29,363
Ratio to average net assets of:
Expenses	1.36	%^	1.32%	1.21%	1.13%	1.02%	.96%
Net investment income	2.06	%†^	2.36	%†	2.19%	2.21%	2.49%	2.43%
Portfolio turnover rate **	117%	156%	230%	262%	217%	116%

See footnote summary on page 40.

39

INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	The amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Date	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
For the year ended December 31, 2016	$.03	.28%	.29%
For the six months ended June 30, 2017 (unaudited)	$.001	.01%	.01%

#	Amount reclassified from realized gain (loss) on investment transactions.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2013 and December 31, 2012 by 0.02%, 0.03%, 0.03%, 0.02% and 0.05%, respectively.

^	Annualized.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

40

INTERMEDIATE BOND PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Intermediate Bond Portfolio (the “Fund”) at a meeting held on November 1-3, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

41

INTERMEDIATE BOND PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of

42

AB Variable Products Series Fund

scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

43

VPS-IB-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	INTERNATIONAL GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,227.80	$6.85	1.24%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.65	$6.21	1.24%

Class B
Actual	$1,000	$1,225.90	$8.22	1.49%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.41	$7.45	1.49%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERNATIONAL GROWTH PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Partners Group Holding AG	$2,651,288	4.0%
AIA Group Ltd.	2,554,873	3.8
Alibaba Group Holding Ltd. (Sponsored ADR)	2,298,079	3.4
Vestas Wind Systems A/S	2,265,769	3.4
Kingspan Group PLC	2,258,394	3.4
Tencent Holdings Ltd.	2,245,771	3.4
Siemens AG (REG)	2,176,103	3.3
Housing Development Finance Corp., Ltd.	2,113,970	3.2
HDFC Bank Ltd.	2,019,706	3.0
Taiwan Semiconductor Manufacturing Co., Ltd.	1,947,181	2.9

	$22,531,134	33.8%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$18,921,436	28.6%
Information Technology	11,753,716	17.7
Industrials	8,596,910	13.0
Consumer Staples	7,714,624	11.6
Health Care	4,771,134	7.2
Consumer Discretionary	3,868,478	5.8
Utilities	1,998,644	3.0
Materials	1,895,260	2.9
Telecommunication Services	1,317,091	2.0
Real Estate	815,032	1.2
Short-Term Investments	4,647,835	7.0

Total Investments	$66,300,160	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL GROWTH PORTFOLIO
COUNTRY BREAKDOWN(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
India	$7,610,752	11.5%
Japan	6,882,049	10.4
China	6,012,104	9.1
Switzerland	5,804,371	8.8
United Kingdom	5,557,516	8.4
Germany	4,239,181	6.4
Denmark	4,161,029	6.3
France	3,593,916	5.4
Sweden	3,198,736	4.8
Hong Kong	2,554,873	3.8
Ireland	2,258,394	3.4
Taiwan	1,947,181	2.9
United States	1,555,787	2.3
Other	6,276,436	9.5
Short-Term Investments	4,647,835	7.0

Total Investments	$66,300,160	100.0%

(1)	All data are as of June 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Austria, Brazil, Indonesia, Netherlands, Peru and Philippines.

3

INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–92.6%

FINANCIALS–28.4%
BANKS–10.1%
Credicorp Ltd.	8,300	$1,488,937
HDFC Bank Ltd.	78,410	2,019,706
Svenska Handelsbanken AB–Class A	112,970	1,617,970
Swedbank AB–Class A	64,770	1,580,766

		6,707,379

CAPITAL MARKETS–6.5%
London Stock Exchange Group PLC	35,510	1,689,121
Partners Group Holding AG	4,270	2,651,288

		4,340,409

CONSUMER FINANCE–1.9%
Bharat Financial Inclusion Ltd.(a)	117,110	1,303,890

INSURANCE–6.7%
AIA Group Ltd.	349,200	2,554,873
Prudential PLC	82,815	1,900,915

		4,455,788

THRIFTS & MORTGAGE FINANCE–3.2%
Housing Development Finance Corp., Ltd.	84,807	2,113,970

		18,921,436

INFORMATION TECHNOLOGY–17.7%
INTERNET SOFTWARE & SERVICES–6.8%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	16,310	2,298,079
Tencent Holdings Ltd.	62,600	2,245,771

		4,543,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–10.9%
ams AG(a)	23,400	1,518,471
Disco Corp.	6,700	1,074,621
Infineon Technologies AG	67,920	1,442,659
NXP Semiconductors NV(a)	11,210	1,226,934
Taiwan Semiconductor Manufacturing Co., Ltd.	285,000	1,947,181

		7,209,866

		11,753,716

INDUSTRIALS–12.9%
BUILDING PRODUCTS–3.4%
Kingspan Group PLC	65,790	2,258,394

ELECTRICAL EQUIPMENT–6.2%
Schneider Electric SE (Paris)(a)	24,680	$1,896,644
Vestas Wind Systems A/S	24,530	2,265,769

		4,162,413

INDUSTRIAL CONGLOMERATES–3.3%
Siemens AG (REG)	15,820	2,176,103

		8,596,910

CONSUMER STAPLES–11.6%
FOOD & STAPLES RETAILING–1.6%
Tsuruha Holdings, Inc.	9,800	1,041,383

FOOD PRODUCTS–2.8%
Nestle SA (REG)	21,328	1,860,178

HOUSEHOLD PRODUCTS–5.6%
Pigeon Corp.	46,500	1,690,522
Reckitt Benckiser Group PLC	12,430	1,260,067
Unicharm Corp.	30,300	762,832

		3,713,421

PERSONAL PRODUCTS–1.6%
Godrej Consumer Products Ltd.	36,690	550,122
Godrej Consumer Products Ltd.(a)	36,690	549,520

		1,099,642

		7,714,624

HEALTH CARE–7.2%
HEALTH CARE EQUIPMENT & SUPPLIES–2.6%
Essilor International SA	13,342	1,697,272

HEALTH CARE PROVIDERS & SERVICES–1.6%
Apollo Hospitals Enterprise Ltd.(a)	54,540	1,073,544

PHARMACEUTICALS–3.0%
Roche Holding AG	5,060	1,292,905
Vectura Group PLC(a)(b)	485,380	707,413

		2,000,318

		4,771,134

CONSUMER DISCRETIONARY–5.8%
AUTO COMPONENTS–2.3%
Delphi Automotive PLC	17,750	1,555,787

4

AB Variable Products Series Fund

Company		Shares	U.S. $ Value

HOUSEHOLD DURABLES–1.8%
Panasonic Corp.		85,800	$1,169,047

MULTILINE RETAIL–1.7%
Don Quijote Holdings Co., Ltd.(b)		30,100	1,143,644

			3,868,478

UTILITIES–3.0%
WATER UTILITIES–3.0%
Beijing Enterprises Water Group Ltd.(a)		1,892,000	1,468,254
Cia de Saneamento Basico do Estado de Sao Paulo		55,500	530,390

			1,998,644

MATERIALS–2.8%
CHEMICALS–2.8%
Chr Hansen Holding A/S		26,060	1,895,260

TELECOMMUNICATION SERVICES–2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.0%
Deutsche Telekom AG (REG)		34,420	620,419
Telekomunikasi Indonesia Persero Tbk PT		2,051,500	696,672

			1,317,091

REAL ESTATE–1.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.2%
SM Prime Holdings, Inc.		1,247,400	815,032

Total Common Stocks (cost $42,427,259)			61,652,325

Company		Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–7.0%
TIME DEPOSIT–7.0%
State Street Time Deposit 0.09%, 7/03/17 (cost $4,647,835)	U.S.$	4,648	$4,647,835

Total Investments Before Security Lending Collateral for Securities Loaned–99.6% (cost $47,075,094)			66,300,160

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.9%
INVESTMENT COMPANIES–1.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(c)(d) (cost $1,278,293)		1,278,293	1,278,293

TOTAL INVESTMENTS–101.5% (cost $48,353,387)			67,578,453
Other assets less liabilities–(1.5)%			(1,004,171)

NET ASSETS–100.0%			$66,574,282

5

INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,968	USD	587	8/16/17	$(1,577)
Bank of America, NA	USD	1,128	BRL	3,677	8/16/17	(27,925)
Bank of America, NA	USD	117	KRW	133,026	8/16/17	(890)
Barclays Bank PLC	CAD	956	USD	710	8/16/17	(28,036)
Barclays Bank PLC	CNY	4,068	USD	587	8/16/17	(11,889)
Barclays Bank PLC	USD	854	KRW	957,052	8/16/17	(17,867)
BNP Paribas SA	USD	1,036	EUR	923	8/16/17	20,827
Citibank, NA	CNY	630	USD	90	8/16/17	(2,381)
Citibank, NA	EUR	627	USD	686	8/16/17	(32,017)
Citibank, NA	INR	119,868	USD	1,854	8/16/17	7,237
Citibank, NA	INR	242,428	USD	3,700	8/16/17	(34,196)
Citibank, NA	JPY	67,174	USD	605	8/16/17	6,457
Citibank, NA	RUB	4,588	USD	80	8/16/17	3,039
Citibank, NA	SEK	13,984	USD	1,594	8/16/17	(69,292)
Citibank, NA	USD	1,295	EUR	1,187	8/16/17	63,706
Citibank, NA	USD	1,269	GBP	980	8/16/17	9,061
Citibank, NA	USD	1,537	KRW	1,745,005	8/16/17	(12,255)
Citibank, NA	USD	539	MXN	10,410	8/16/17	30,721
Citibank, NA	USD	591	RUB	34,878	8/16/17	(4,917)
Citibank, NA	USD	720	SEK	6,237	8/16/17	21,755
Credit Suisse International	USD	1,401	CAD	1,851	8/16/17	27,534
Deutsche Bank AG	CHF	527	USD	534	8/16/17	(17,433)
Deutsche Bank AG	GBP	621	USD	793	8/16/17	(17,075)
Goldman Sachs Bank USA	USD	1,467	AUD	2,001	8/16/17	70,392
Goldman Sachs Bank USA	USD	2,880	CAD	3,946	8/16/17	164,656
Goldman Sachs Bank USA	USD	824	JPY	91,140	8/16/17	(11,806)
JPMorgan Chase Bank, NA	CNY	6,261	USD	902	8/16/17	(19,435)
JPMorgan Chase Bank, NA	INR	44,464	USD	685	8/16/17	351
JPMorgan Chase Bank, NA	SEK	7,470	USD	839	8/16/17	(49,899)
Morgan Stanley & Co., Inc.	HKD	9,596	USD	1,235	8/16/17	4,627
Morgan Stanley & Co., Inc.	USD	855	GBP	683	8/16/17	35,905
Morgan Stanley & Co., Inc.	USD	2,857	JPY	324,756	8/16/17	35,701
Royal Bank of Scotland PLC	USD	949	ZAR	13,013	8/16/17	38,734
State Street Bank & Trust Co.	CHF	1,089	USD	1,092	8/16/17	(45,992)
State Street Bank & Trust Co.	EUR	812	USD	896	8/16/17	(33,361)
State Street Bank & Trust Co.	USD	823	AUD	1,102	8/16/17	23,842
State Street Bank & Trust Co.	USD	275	EUR	252	8/16/17	13,506
State Street Bank & Trust Co.	USD	666	GBP	513	8/16/17	3,322
State Street Bank & Trust Co.	USD	807	JPY	90,317	8/16/17	(2,894)
State Street Bank & Trust Co.	USD	277	NOK	2,374	8/16/17	7,964
State Street Bank & Trust Co.	USD	93	ZAR	1,223	8/16/17	(393)

						$147,807

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

6

AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

RUB—Russian Ruble

SEK—Swedish Krona

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $47,075,094)	$66,300,160	(a)
Affiliated issuers (cost $1,278,293—investment of cash collateral for securities loaned)	1,278,293
Foreign currencies, at value (cost $140,599)	142,265
Unrealized appreciation on forward currency exchange contracts	589,337
Dividends and interest receivable	218,098
Receivable for capital stock sold	51,640

Total assets	68,579,793

LIABILITIES
Payable for collateral received on securities loaned	1,278,293
Unrealized depreciation on forward currency exchange contracts	441,530
Payable for capital stock redeemed	113,846
Advisory fee payable	43,880
Administrative fee payable	12,927
Distribution fee payable	8,416
Transfer Agent fee payable	81
Accrued expenses	106,538

Total liabilities	2,005,511

NET ASSETS	$66,574,282

COMPOSITION OF NET ASSETS
Capital stock, at par	$3,156
Additional paid-in capital	75,757,288
Undistributed net investment income	1,285,241
Accumulated net realized loss on investment and foreign currency transactions	(29,848,457)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	19,377,054

	$66,574,282

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$28,469,359	1,337,509	$21.29
B	$38,104,923	1,818,762	$20.95

(a)	Includes securities on loan with a value of $1,213,065 (see Note E).

See notes to financial statements.

8

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $84,024)	$777,269
Affiliated issuers	2,215
Interest	887
Securities lending income	5,996
Other income(a)	3,370

789,737

EXPENSES
Advisory fee (see Note B)	239,572
Distribution fee—Class B	45,221
Transfer agency—Class A	1,247
Transfer agency—Class B	1,630
Custodian	48,101
Audit and tax	27,291
Administrative	25,031
Printing	18,877
Legal	14,963
Directors’ fees	13,385
Miscellaneous	6,464

Total expenses	441,782
Less: expenses waived and reimbursed by the Adviser (see Note E)	(512)

Net expenses	441,270

Net investment income	348,467

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	3,281,963
Foreign currency transactions	(364,623)
Net change in unrealized appreciation/depreciation of:
Investments	9,076,456
Foreign currency denominated assets and liabilities	520,979

Net gain on investment and foreign currency transactions	12,514,775

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,863,242

(a)	Other income represents a refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

9

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$348,467	$311,652
Net realized gain on investment and foreign currency transactions	2,917,340	913,421
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	9,597,435	(5,935,975)

Net increase (decrease) in net assets from operations	12,863,242	(4,710,902)
CAPITAL STOCK TRANSACTIONS
Net decrease	(5,177,063)	(10,057,214)

Total increase (decrease)	7,686,179	(14,768,116)
NET ASSETS
Beginning of period	58,888,103	73,656,219

End of period (including undistributed net investment income of $1,285,241 and $936,774, respectively)	$66,574,282	$58,888,103

See notes to financial statements.

10

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$1,488,937		$17,432,499		$–0	–	$18,921,436
Information Technology	3,525,013		8,228,703		–0	–	11,753,716
Industrials	2,258,394		6,338,516		–0	–	8,596,910
Consumer Staples	549,520		7,165,104		–0	–	7,714,624
Health Care	707,413		4,063,721		–0	–	4,771,134
Consumer Discretionary	1,555,787		2,312,691		–0	–	3,868,478
Utilities	530,390		1,468,254		–0	–	1,998,644
Materials	–0	–	1,895,260		–0	–	1,895,260
Telecommunication Services	–0	–	1,317,091		–0	–	1,317,091
Real Estate	–0	–	815,032		–0	–	815,032
Short-Term Investments	–0	–	4,647,835		–0	–	4,647,835
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,278,293		–0	–	–0	–	1,278,293

Total Investments in Securities	11,893,747		55,684,706	(a)	–0	–	67,578,453

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	$–0	–	$589,337	$–0	–	$589,337
Liabilities:
Forward Currency Exchange Contracts	–0	–	(441,530)	–0	–	(441,530)

Total(c)	$11,893,747		$55,832,513	$–0	–	$67,726,260

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore,

13

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,031.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $28,690, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to

14

AB Variable Products Series Fund

its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$13,205,212		$19,846,056
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$19,877,126
Gross unrealized depreciation	(652,060)

Net unrealized appreciation	$19,225,066

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party

15

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$589,337	Unrealized depreciation on forward currency exchange contracts	$441,530

Total		$589,337		$441,530

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$(345,175)	$491,245

Total		$(345,175)	$491,245

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$15,462,965
Average principal amount of sale contracts	$12,389,954

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
OTC Derivatives:
BNP Paribas SA	$20,827	$–0	–	$–0	–	$–0	–	$20,827
Citibank, NA	141,976	(141,976)		–0	–	–0	–	–0	–
Credit Suisse International	27,534	–0	–	–0	–	–0	–	27,534
Goldman Sachs Bank USA	235,048	(11,806)		–0	–	–0	–	223,242
JPMorgan Chase Bank, NA	351	(351)		–0	–	–0	–	–0	–
Morgan Stanley & Co., Inc.	76,233	–0	–	–0	–	–0	–	76,233
Royal Bank of Scotland PLC	38,734	–0	–	–0	–	–0	–	38,734
State Street Bank & Trust Co.	48,634	(48,634)		–0	–	–0	–	–0	–

Total	$589,337	$(202,767)		$–0	–	$–0	–	$386,570	^

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AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$30,392	$–0	–	$–0	–	$–0	–	$30,392
Barclays Bank PLC	57,792	–0	–	–0	–	–0	–	57,792
Citibank, NA	155,058	(141,976)		–0	–	–0	–	13,082
Deutsche Bank AG	34,508	–0	–	–0	–	–0	–	34,508
Goldman Sachs Bank USA	11,806	(11,806)		–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	69,334	(351)		–0	–	–0	–	68,983
State Street Bank & Trust Co.	82,640	(48,634)		–0	–	–0	–	34,006

Total	$441,530	$(202,767)		$–0	–	$–0	–	$238,763	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $1,213,065 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $1,278,293. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $5,996 and $2,215 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $512. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$2,304	$12,021	$13,047	$1,278

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Class A
Shares sold	48,310	49,300	$979,918	$888,299
Shares redeemed	(212,427)	(325,011)	(4,170,427)	(5,899,125)

Net decrease	(164,117)	(275,711)	$(3,190,509)	$(5,010,826)

Class B
Shares sold	230,637	234,251	$4,437,583	$4,158,386
Shares redeemed	(333,266)	(518,336)	(6,424,137)	(9,204,774)

Net decrease	(102,629)	(284,085)	$(1,986,554)	$(5,046,388)

At June 30, 2017, certain shareholders of the Portfolio owned 80% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

18

AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016		2015
Distributions paid from:
Ordinary income	$–0	–	$153,359

Total taxable distributions paid	$–0	–	$153,359

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$684,721
Accumulated capital and other losses	$(32,715,606	)(a)
Unrealized appreciation/(depreciation)	9,981,482	(b)

Total accumulated earnings/(deficit)	$(22,049,403)

(a)	As of December 31, 2016, the Portfolio had a net capital loss carryforward of $32,467,053. During the fiscal year, the Portfolio utilized $377,958 of capital loss carryforwards to offset current year net realized gains. At December 31, 2016, the Portfolio had a post-October short-term capital loss deferral of $227,199, and a post-October long-term capital loss deferral of $ 21,354 which are deemed to arise on January 1, 2017.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs) and the recognition for tax purposes of unrealized gain/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of December 31, 2016, the Portfolio had a net short-term capital loss carryforward of $32,467,053 which will expire in 2017.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.34	$18.62	$19.04	$19.27	$17.13	$15.08

Income From Investment Operations
Net investment income (a)	.12	(b)†	.11	(b)†	.15	.24	.21	.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.83	(1.39)	(.50)	(.47)	2.11	2.12
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	3.95	(1.28)	(.35)	(.23)	2.32	2.33

Less: Dividends
Dividends from net investment income	–0	–	–0	–	(.07)	–0	–	(.18)	(.28)

Net asset value, end of period	$21.29	$17.34	$18.62	$19.04	$19.27	$17.13

Total Return
Total investment return based on net asset value (d)	22.78	%†	(6.87	)%†*	(1.87)%	(1.19)%	13.60%	15.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,469	$26,045	$33,090	$38,924	$102,467	$97,611
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.24	%^	1.27%	1.11%	1.07%	.94%	.97%
Expenses, before waivers/reimbursements	1.24%	1.27%	1.11%	1.07%	.94%	.97%
Net investment income	1.23	%(b)†^	.60	%(b)†	.78%	1.20%	1.15%	1.33%
Portfolio turnover rate	22%	52%	17%	29%	31%	52%

See footnote summary on page 21.

20

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$17.09	$18.39	$18.81	$19.08	$16.96	$14.93

Income From Investment Operations
Net investment income (a)	.10	(b)†	.07	(b)†	.10	.20	.16	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.76	(1.37)	(.51)	(.47)	2.09	2.08
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	3.86	(1.30)	(.41)	(.27)	2.25	2.26

Less: Dividends
Dividends from net investment income	–0	–	–0	–	(.01)	–0	–	(.13)	(.23)

Net asset value, end of period	$20.95	$17.09	$18.39	$18.81	$19.08	$16.96

Total Return
Total investment return based on net asset value (d)	22.59	%†	(7.07	)%†*	(2.17)%	(1.41)%	13.32%	15.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,105	$32,843	$40,566	$47,884	$54,643	$58,694
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.49	%^	1.52%	1.36%	1.36%	1.19%	1.22%
Expenses, before waivers/reimbursements	1.49	%^	1.52%	1.36%	1.36%	1.19%	1.22%
Net investment income	.99	%(b)†^	.37	%(b)†	.52%	1.02%	.92%	1.11%
Portfolio turnover rate	22%	52%	17%	29%	31%	52%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	The amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Date	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
For the year ended December 31, 2016	$.04	.22%	.23%
For the six months ended June 30, 2017(unaudited)	$.001	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2016 by 0.09%.

^	Annualized.

See notes to financial statements.

21

INTERNATIONAL GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected

22

AB Variable Products Series Fund

by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

23

INTERNATIONAL GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

24

VPS-IG-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,150.60	$4.59	0.86%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.53	$4.31	0.86%

Class B
Actual	$1,000	$1,148.90	$5.91	1.11%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.29	$5.56	1.11%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Nippon Telegraph & Telephone Corp.	$18,102,761	3.7%
Royal Dutch Shell PLC	17,513,966	3.6
British American Tobacco PLC	15,619,029	3.2
BT Group PLC	14,896,302	3.1
Sanofi	12,116,427	2.5
Yahoo Japan Corp.	11,884,876	2.5
Roche Holding AG	11,710,245	2.4
Vodafone Group PLC	11,219,584	2.3
Credit Suisse Group AG (REG)	11,072,678	2.3
Qantas Airways Ltd.	10,952,265	2.3

	$135,088,133	27.9%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$108,826,195	22.7%
Telecommunication Services	56,752,742	11.8
Industrials	54,116,287	11.3
Information Technology	52,963,642	11.1
Consumer Discretionary	50,843,444	10.6
Materials	38,231,739	8.0
Consumer Staples	37,567,409	7.8
Energy	35,351,730	7.4
Health Care	31,992,148	6.7
Utilities	7,340,859	1.5
Real Estate	874,009	0.2
Short-Term Investments	4,502,233	0.9

Total Investments	$479,362,437	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL VALUE PORTFOLIO
COUNTRY BREAKDOWN(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Japan	$128,195,079	26.8%
United Kingdom	69,897,273	14.6
France	58,481,934	12.2
Netherlands	29,901,690	6.2
Australia	27,974,260	5.8
Switzerland	22,782,923	4.8
South Korea	15,062,543	3.2
Norway	13,096,066	2.7
China	12,539,779	2.6
Denmark	12,298,220	2.6
Canada	12,076,482	2.5
Germany	12,044,287	2.5
Finland	10,178,290	2.1
Other	50,331,378	10.5
Short-Term Investments	4,502,233	0.9

Total Investments	$479,362,437	100.0%

(1)	All data are as of June 30, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Austria, Brazil, Hong Kong, Israel, Portugal, Russia and Taiwan.

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.2%
FINANCIALS–22.5%
BANKS–17.4%
Australia & New Zealand Banking Group Ltd.	429,910	$9,488,833
Barclays PLC	2,365,220	6,255,469
BNP Paribas SA	144,440	10,398,625
BOC Hong Kong Holdings Ltd.	1,613,000	7,719,351
Danske Bank A/S	193,570	7,447,231
DNB ASA	411,810	7,010,974
Erste Group Bank AG(a)	222,710	8,530,847
ING Groep NV	583,160	10,066,950
Itau Unibanco Holding SA (Preference Shares)	304,370	3,376,376
KB Financial Group, Inc.	84,850	4,284,094
Mitsubishi UFJ Financial Group, Inc.	1,407,200	9,491,625

		84,070,375

CAPITAL MARKETS–3.1%
Amundi SA(b)	54,726	3,965,257
Credit Suisse Group AG (REG)(a)	760,957	11,072,678

		15,037,935

CONSUMER FINANCE–1.0%
Hitachi Capital Corp.(c)	201,600	4,861,212

INSURANCE–1.0%
PICC Property & Casualty Co., Ltd.–Class H	2,908,000	4,856,673

		108,826,195

TELECOMMUNICATION SERVICES–11.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–9.4%
BT Group PLC	3,873,960	14,896,302
China Unicom Hong Kong Ltd.(a)	5,176,000	7,683,106
Nippon Telegraph & Telephone Corp.	383,500	18,102,761
TDC A/S	834,164	4,850,989

		45,533,158

WIRELESS TELECOMMUNICATION SERVICES–2.3%
Vodafone Group PLC	3,950,624	11,219,584

		56,752,742

INDUSTRIALS–11.2%
AEROSPACE & DEFENSE–3.4%
Airbus SE	113,660	9,379,846
BAE Systems PLC	835,060	6,893,650

		16,273,496

AIRLINES–5.8%
International Consolidated Airlines Group SA(c)	998,140	$7,935,003
Japan Airlines Co., Ltd.	303,800	9,410,406
Qantas Airways Ltd.	2,491,675	10,952,265

		28,297,674

ELECTRICAL EQUIPMENT–0.5%
Philips Lighting NV(b)	62,830	2,320,774

MACHINERY–1.5%
IHI Corp.(a)	2,114,000	7,224,343

		54,116,287

INFORMATION TECHNOLOGY–11.0%
COMMUNICATIONS EQUIPMENT–2.1%
Nokia Oyj	1,659,940	10,178,290

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.0%
Largan Precision Co., Ltd.	31,000	4,935,652

INTERNET SOFTWARE & SERVICES–2.5%
Yahoo Japan Corp.	2,733,900	11,884,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.4%
SCREEN Holdings Co., Ltd.(c)	68,500	4,582,138
Sumco Corp.(c)	480,400	6,982,587

		11,564,725

SOFTWARE–1.5%
Nintendo Co., Ltd.	21,300	7,131,056

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
Samsung Electronics Co., Ltd.	3,490	7,269,043

		52,963,642

CONSUMER DISCRETIONARY–10.5%
AUTO COMPONENTS–4.5%
Faurecia	137,540	6,974,818
Hankook Tire Co., Ltd.	63,134	3,509,406
Magna International, Inc. (New York)–Class A	154,470	7,156,595
Sumitomo Electric Industries Ltd.	283,800	4,390,501

		22,031,320

AUTOMOBILES–3.4%
Honda Motor Co., Ltd.	287,600	7,879,681
Peugeot SA	420,570	8,381,813

		16,261,494

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HOUSEHOLD DURABLES–1.6%
Panasonic Corp.	552,900	$7,533,405

TEXTILES, APPAREL & LUXURY GOODS–1.0%
HUGO BOSS AG	71,570	5,017,225

		50,843,444

MATERIALS–7.9%
CHEMICALS–5.5%
Air Water, Inc.	246,200	4,543,787
Arkema SA	68,031	7,265,148
Incitec Pivot Ltd.	1,826,780	4,791,588
Johnson Matthey PLC	109,110	4,083,617
Nippon Shokubai Co., Ltd.	93,300	6,026,548

		26,710,688

METALS & MINING–2.4%
BlueScope Steel Ltd.	270,798	2,741,574
Gerdau SA (Preference Shares)	1,643,700	5,100,437
MMC Norilsk Nickel PJSC (ADR)	68,118	935,260
MMC Norilsk Nickel PJSC (ADR) (London)	198,995	2,743,780

		11,521,051

		38,231,739

CONSUMER STAPLES–7.8%
FOOD PRODUCTS–1.3%
Orkla ASA	598,690	6,085,092

HOUSEHOLD PRODUCTS–1.4%
Henkel AG & Co. KGaA (Preference Shares)	50,960	7,027,062

TOBACCO–5.1%
British American Tobacco PLC	229,210	15,619,029
Japan Tobacco, Inc.	251,400	8,836,226

		24,455,255

		37,567,409

ENERGY–7.3%
OIL, GAS & CONSUMABLE FUELS–7.3%
Canadian Natural Resources Ltd. (Toronto)	170,500	4,919,887
JXTG Holdings, Inc.	1,928,900	8,439,918
Royal Dutch Shell PLC (Euronext Amsterdam)–Class A	390,540	10,384,415
Royal Dutch Shell PLC–Class A	268,344	7,129,551
YPF SA (Sponsored ADR)	204,473	4,477,959

		35,351,730

HEALTH CARE–6.6%
PHARMACEUTICALS–6.6%
Roche Holding AG	45,830	$11,710,245
Sanofi	126,450	12,116,427
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	245,800	8,165,476

		31,992,148

UTILITIES–1.5%
ELECTRIC UTILITIES–0.9%
EDP–Energias de Portugal SA	1,328,630	4,346,240

WATER UTILITIES–0.6%
Pennon Group PLC(c)	278,650	2,994,619

		7,340,859

REAL ESTATE–0.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT–0.2%
Leopalace21 Corp.	140,500	874,009

Total Common Stocks (cost $409,928,992)		474,860,204

	Principal Amount (000)
SHORT-TERM INVESTMENTS–0.9%
TIME DEPOSIT–0.9%
State Street Time Deposit 0.09%, 7/03/17 (cost $4,502,233)	$4,502	4,502,233

Total Investments Before Security Lending Collateral for Securities Loaned–99.1% (cost $414,431,225)		479,362,437

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–3.2%
INVESTMENT COMPANIES–3.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(d)(e) (cost $15,511,171)	15,511,171	15,511,171

TOTAL INVESTMENTS–102.3% (cost $429,942,396)		494,873,608
Other assets less liabilities–(2.3)%		(10,988,752)

NET ASSETS–100.0%		$483,884,856

5

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	5,602	USD	1,681	7/05/17	$(9,693)
Bank of America, NA	USD	1,693	BRL	5,602	7/05/17	(2,402)
Bank of America, NA	CAD	10,600	USD	7,778	7/18/17	(398,284)
Bank of America, NA	JPY	394,854	USD	3,556	7/18/17	42,987
Bank of America, NA	RUB	97,979	USD	1,619	9/13/17	(17,808)
Barclays Bank PLC	INR	620,944	USD	9,577	7/18/17	(16,241)
Barclays Bank PLC	TWD	89,578	USD	2,973	7/18/17	25,384
Barclays Bank PLC	USD	1,213	KRW	1,360,039	7/18/17	(25,387)
Barclays Bank PLC	USD	1,434	TRY	5,217	7/18/17	42,123
BNP Paribas SA	AUD	2,019	USD	1,505	7/18/17	(46,225)
BNP Paribas SA	CHF	3,969	USD	4,074	7/18/17	(68,446)
BNP Paribas SA	CNY	32,013	USD	4,599	7/18/17	(124,944)
BNP Paribas SA	USD	2,287	AUD	3,036	7/18/17	46,155
BNP Paribas SA	USD	2,285	CHF	2,220	7/18/17	31,576
BNP Paribas SA	USD	12,937	JPY	1,408,317	7/18/17	(409,334)
BNP Paribas SA	USD	3,872	KRW	4,362,046	7/18/17	(61,908)
BNP Paribas SA	CAD	1,269	USD	957	10/17/17	(22,589)
BNP Paribas SA	CNY	32,120	USD	4,688	10/17/17	(16,859)
BNP Paribas SA	KRW	818,323	USD	720	10/17/17	4,033
Citibank, NA	BRL	43,528	USD	13,194	7/05/17	54,759
Citibank, NA	USD	7,377	BRL	24,565	7/05/17	38,077
Citibank, NA	USD	5,732	BRL	18,963	7/05/17	(8,132)
Citibank, NA	GBP	2,446	USD	3,089	7/18/17	(97,630)
Citibank, NA	USD	8,448	CHF	8,345	7/18/17	261,524
Citibank, NA	USD	36,711	EUR	33,781	7/18/17	1,898,060
Citibank, NA	USD	950	KRW	1,077,825	7/18/17	(8,927)
Citibank, NA	USD	1,441	ZAR	19,261	7/18/17	27,672
Citibank, NA	BRL	24,565	USD	7,333	8/02/17	(38,167)
Citibank, NA	ILS	3,380	USD	965	10/17/17	(8,018)
Citibank, NA	USD	15,331	EUR	13,632	10/17/17	325,538
Credit Suisse International	USD	4,158	NOK	35,040	7/18/17	40,420
Credit Suisse International	USD	6,619	SEK	58,173	7/18/17	290,934
Credit Suisse International	NOK	44,716	USD	5,236	10/17/17	(130,965)
Deutsche Bank AG	ILS	15,836	USD	4,361	7/18/17	(180,357)
Goldman Sachs Bank USA	CNY	16,314	USD	2,346	7/18/17	(60,976)
Goldman Sachs Bank USA	NOK	93,132	USD	10,852	7/18/17	(306,059)
Goldman Sachs Bank USA	TWD	47,202	USD	1,551	7/18/17	(1,814)
Goldman Sachs Bank USA	USD	7,005	AUD	9,249	7/18/17	102,719
Goldman Sachs Bank USA	USD	7,212	SEK	64,538	7/18/17	454,007
Goldman Sachs Bank USA	USD	1,039	AUD	1,373	10/17/17	15,307
JPMorgan Chase Bank, NA	AUD	4,233	USD	3,190	7/18/17	(63,112)
JPMorgan Chase Bank, NA	EUR	10,638	USD	11,356	7/18/17	(802,083)
JPMorgan Chase Bank, NA	INR	65,186	USD	1,005	7/18/17	(1,953)
JPMorgan Chase Bank, NA	KRW	22,746,131	USD	20,120	7/18/17	251,374
JPMorgan Chase Bank, NA	USD	10,500	INR	686,130	7/18/17	101,193
Morgan Stanley & Co., Inc.	USD	6,972	GBP	5,393	7/18/17	55,072
Morgan Stanley & Co., Inc.	USD	7,621	HKD	59,349	7/18/17	(16,038)
Morgan Stanley & Co., Inc.	USD	1,303	NOK	11,121	7/18/17	29,465

6

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	2,307	TRY	8,366	7/18/17	$60,272
Morgan Stanley & Co., Inc.	USD	2,159	EUR	1,924	10/17/17	50,620
Royal Bank of Scotland PLC	AUD	6,033	USD	4,599	7/18/17	(37,011)
Royal Bank of Scotland PLC	EUR	1,989	USD	2,232	7/18/17	(41,431)
Royal Bank of Scotland PLC	JPY	2,748,952	USD	24,775	7/18/17	320,634
Royal Bank of Scotland PLC	USD	10,094	CHF	10,068	7/18/17	414,010
Royal Bank of Scotland PLC	USD	6,112	EUR	5,706	7/18/17	409,394
State Street Bank & Trust Co.	CAD	3,305	USD	2,463	7/18/17	(85,870)
State Street Bank & Trust Co.	EUR	4,944	USD	5,422	7/18/17	(228,268)
State Street Bank & Trust Co.	HKD	59,349	USD	7,655	7/18/17	50,929
State Street Bank & Trust Co.	USD	1,676	JPY	186,855	7/18/17	(13,626)
State Street Bank & Trust Co.	JPY	314,609	USD	2,825	10/17/17	14,966
UBS AG	USD	4,104	EUR	3,823	7/18/17	265,414

						$2,374,061

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $6,286,031 or 1.3% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

RUB—Russian Ruble

SEK—Swedish Krona

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

PJSC—Public Joint Stock Company

REG—Registered Shares

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $414,431,225)	$479,362,437	(a)
Affiliated issuers (cost $15,511,171—investment of cash collateral for securities loaned)	15,511,171
Cash collateral due from broker	440,000
Foreign currencies, at value (cost $1,590,553)	1,588,945
Unrealized appreciation on forward currency exchange contracts	5,724,618
Dividends and interest receivable	3,294,387
Receivable for investment securities sold and foreign currency transactions	1,843,440
Receivable for capital stock sold	19,862

Total assets	507,784,860

LIABILITIES
Payable for collateral received on securities loaned	15,511,171
Payable for investment securities purchased and foreign currency transactions	3,650,412
Unrealized depreciation on forward currency exchange contracts	3,350,557
Payable for capital stock redeemed	638,095
Advisory fee payable	318,243
Distribution fee payable	95,711
Administrative fee payable	12,927
Transfer Agent fee payable	81
Accrued expenses	322,807

Total liabilities	23,900,004

NET ASSETS	$483,884,856

COMPOSITION OF NET ASSETS
Capital stock, at par	$31,971
Additional paid-in capital	1,394,052,751
Undistributed net investment income	7,348,508
Accumulated net realized loss on investment and foreign currency transactions	(984,834,997)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	67,286,623

	$483,884,856

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$50,247,002	3,289,157	$15.28
B	$433,637,854	28,681,561	$15.12

(a)	Includes securities on loan with a value of $14,774,529 (see Note E).

See notes to financial statements.

8

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,221,919)	$9,834,414
Affiliated issuers	43,927
Securities lending income	113,160
Other income	9,649

10,001,150

EXPENSES
Advisory fee (see Note B)	1,915,714
Distribution fee—Class B	577,292
Transfer agency—Class A	346
Transfer agency—Class B	3,235
Custodian	100,812
Printing	87,635
Audit and tax	27,299
Administrative	25,031
Legal	24,638
Directors’ fees	13,383
Miscellaneous	13,827

Total expenses	2,789,212
Less: expenses waived and reimbursed by the Adviser (see Note E)	(10,952)

Net expenses	2,778,260

Net investment income	7,222,890

REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	12,169,977
Foreign currency transactions	780,010
Net change in unrealized appreciation/depreciation of:
Investments	48,614,514
Foreign currency denominated assets and liabilities	1,342,476

Net gain on investment and foreign currency transactions	62,906,977

NET INCREASE IN NET ASSETS FROM OPERATIONS	$70,129,867

See notes to financial statements.

9

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,222,890		$11,024,712
Net realized gain (loss) on investment and foreign currency transactions	12,949,987		(32,865,471)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	49,956,990		17,903,236

Net increase (decrease) in net assets from operations	70,129,867		(3,937,523)
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(613,805)
Class B	–0	–	(5,112,977)
CAPITAL STOCK TRANSACTIONS
Net decrease	(93,716,165)		(82,276,063)

Total decrease	(23,586,298)		(91,940,368)
NET ASSETS
Beginning of period	507,471,154		599,411,522

End of period (including undistributed net investment income of $7,348,508 and $125,618, respectively)	$483,884,856		$507,471,154

See notes to financial statements.

10

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$3,376,376		$105,449,819		$–0	–	$108,826,195
Telecommunication Services	–0	–	56,752,742		–0	–	56,752,742
Industrials	–0	–	54,116,287		–0	–	54,116,287
Information Technology	–0	–	52,963,642		–0	–	52,963,642
Consumer Discretionary	7,156,595		43,686,849		–0	–	50,843,444
Materials	6,035,697		32,196,042		–0	–	38,231,739
Consumer Staples	–0	–	37,567,409		–0	–	37,567,409
Energy	9,397,846		25,953,884		–0	–	35,351,730
Health Care	8,165,476		23,826,672		–0	–	31,992,148
Utilities	–0	–	7,340,859		–0	–	7,340,859
Real Estate	–0	–	874,009		–0	–	874,009
Short-Term Investments	–0	–	4,502,233		–0	–	4,502,233
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,511,171		–0	–	–0	–	15,511,171

Total Investments in Securities	49,643,161		445,230,447	(a)	–0	–	494,873,608

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	$–0	–	$5,724,618	$–0	–	$5,724,618
Liabilities:
Forward Currency Exchange Contracts	–0	–	(3,350,557)	–0	–	(3,350,557)

Total(c)(d)	$49,643,161		$447,604,508	$–0	–	$497,247,669

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	An amount of $7,117,167 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

(d)	There were no transfers from Level 1 to Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2017, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,031.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $239,743, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits

14

AB Variable Products Series Fund

payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$127,096,363		$212,684,161
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation	$81,064,752
Gross unrealized depreciation	(16,133,540)

Net unrealized appreciation	$64,931,212

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2017, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general

15

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended June 30, 2017, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$5,724,618	Unrealized depreciation on forward currency exchange contracts	$3,350,557

Total		$5,724,618		$3,350,557

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$644,507	$1,172,027

Total		$644,507	$1,172,027

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2017:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$150,440,910
Average principal amount of sale contracts	$149,088,029

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

16

AB Variable Products Series Fund

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received	Security Collateral Received	Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$42,987	$(42,987)	$–0	–	$–0	–	$–0	–
Barclays Bank PLC	67,507	(41,628)	–0	–	–0	–	25,879
BNP Paribas SA	81,764	(81,764)	–0	–	–0	–	–0	–
Citibank, NA	2,605,630	(160,874)	–0	–	–0	–	2,444,756
Credit Suisse International	331,354	(130,965)	–0	–	–0	–	200,389
Goldman Sachs Bank USA	572,033	(368,849)	–0	–	–0	–	203,184
JPMorgan Chase Bank, NA	352,567	(352,567)	–0	–	–0	–	–0	–
Morgan Stanley & Co., Inc.	195,429	(16,038)	–0	–	–0	–	179,391
Royal Bank of Scotland PLC	1,144,038	(78,442)	–0	–	–0	–	1,065,596
State Street Bank & Trust Co.	65,895	(65,895)	–0	–	–0	–	–0	–
UBS AG	265,414	–0	–	–0	–	–0	–	265,414

Total	$5,724,618	$(1,340,009)	$–0	–	$–0	–	$4,384,609	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged	Security Collateral Pledged	Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$428,187	$(42,987)	$–0	–	$–0	–	$385,200
Barclays Bank PLC	41,628	(41,628)	–0	–	–0	–	–0	–
BNP Paribas SA	750,305	(81,764)	(440,000)	–0	–	228,541
Citibank, NA	160,874	(160,874)	–0	–	–0	–	–0	–
Credit Suisse International	130,965	(130,965)	–0	–	–0	–	–0	–
Deutsche Bank AG	180,357	–0	–	–0	–	–0	–	180,357
Goldman Sachs Bank USA	368,849	(368,849)	–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	867,148	(352,567)	–0	–	–0	–	514,581
Morgan Stanley & Co., Inc.	16,038	(16,038)	–0	–	–0	–	–0	–
Royal Bank of Scotland PLC	78,442	(78,442)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	327,764	(65,895)	–0	–	–0	–	261,869

Total	$3,350,557	$(1,340,009)	$(440,000)	$–0	–	$1,570,548	^

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net

17

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $14,774,529 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $15,511,171. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $113,160 and $43,927 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $10,952. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$8,420	$171,719	$164,628	$15,511

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	146,685		372,097	$2,136,127		$4,878,130
Shares issued in reinvestment of dividends	–0	–	45,592	–0	–	613,805
Shares redeemed	(425,504)		(448,061)	(6,081,609)		(5,880,050)

Net decrease	(278,819)		(30,372)	$(3,945,482)		$(388,115)

Class B
Shares sold	457,023		4,035,068	$6,604,402		$50,474,996
Shares issued in reinvestment of dividends	–0	–	383,236	–0	–	5,112,977
Shares redeemed	(6,735,386)		(10,536,008)	(96,375,085)		(137,475,921)

Net decrease	(6,278,363)		(6,117,704)	$(89,770,683)		$(81,887,948)

At June 30, 2017, certain shareholders of the Portfolio owned 55% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

18

AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$5,726,782	$14,277,382

Total taxable distributions paid	$5,726,782	$14,277,382

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,280,458
Accumulated capital and other losses	(994,182,752	)(a)
Unrealized appreciation/(depreciation)	12,572,560	(b)

Total accumulated earnings/(deficit)	$(980,329,734)

(a)	As of December 31, 2016, the Portfolio had a net capital loss carryforward of $994,182,752. The Portfolio also had $35,584,681 of capital loss carryforwards expire during the fiscal year.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of gains/losses on certain derivative instruments.

19

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of December 31, 2016, the Portfolio had a net capital loss carryforward of $994,182,752 which will expire as follows:

SHORT-TERM AMOUNT	LONG-TERM AMOUNT	EXPIRATION
$ 917,130,062	n/a	2017
50,169,345	n/a	2018
13,528,753	$ 13,354,592	No expiration

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$13.28		$13.52		$13.53	$14.99	$12.96	$11.50

Income From Investment Operations
Net investment income (a)	.23	(b)	.30	(b)†	.30	.48	.33	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.77		(.37)		.05	(1.40)	2.59	1.31

Net increase (decrease) in net asset value from operations	2.00		(.07)		.35	(.92)	2.92	1.67

Less: Dividends
Dividends from net investment income	–0	–	(.17)		(.36)	(.54)	(.89)	(.21)

Total dividends	–0	–	(.17)		(.36)	(.54)	(.89)	(.21)

Net asset value, end of period	$15.28		$13.28		$13.52	$13.53	$14.99	$12.96

Total Return
Total investment return based on net asset value (c)*	15.06%		(.50	)%†	2.59%	(6.21)%	23.00%	14.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,247		$47,385		$48,665	$50,504	$58,723	$48,029
Ratio to average net assets of:
Expenses, net of waiver/reimbursements	.86	%^	.86%		.85%	.85%	.82%	.81%
Expenses, before waivers/reimbursements	.87	%^	.86%		.85%	.85%	.82%	.81%
Net investment income	3.12	%(b)^	2.27	%(b)†	2.09%	3.25%	2.33%	2.97%
Portfolio turnover rate	26%		64%		74%	64%	59%	41%

See footnote summary on page 22.

21

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$13.16		$13.41		$13.41	$14.86	$12.84	$11.40

Income From Investment Operations
Net investment income (a)	.20	(b)	.27	(b)†	.26	.45	.30	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.76		(.38)		.06	(1.40)	2.56	1.29

Net increase (decrease) in net asset value from operations	1.96		(.11)		.32	(.95)	2.86	1.61

Less: Dividends
Dividends from net investment income	–0	–	(.14)		(.32)	(.50)	(.84)	(.17)

Total dividends	–0	–	(.14)		(.32)	(.50)	(.84)	(.17)

Net asset value, end of period	$15.12		$13.16		$13.41	$13.41	$14.86	$12.84

Total Return
Total investment return based on net asset value (c)*	14.89%		(.80	)%†	2.40%	(6.46)%	22.73%	14.19%

Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$434		$460		$551	$616	$744	$1,058
Ratio to average net assets of:
Expenses, net of waiver/reimbursements	1.11	%^	1.11%		1.10%	1.10%	1.07%	1.06%
Expenses, before waivers/reimbursements	1.12	%^	1.11%		1.10%	1.10%	1.07%	1.06%
Net investment income	2.80	%(b)^	2.04	%(b)†	1.85%	3.06%	2.20%	2.70%
Portfolio turnover rate	26%		64%		74%	64%	59%	41%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and year ended December 31, 2016 by 0.01% and 0.07%, respectively.

^	Annualized.

See notes to financial statements.

22

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected

23

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

24

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-IV-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,170.10	$3.82	0.71%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.27	$3.56	0.71%

Class B
Actual	$1,000	$1,168.70	$5.16	0.96%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.03	$4.81	0.96%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

LARGE CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Alphabet, Inc.—Class A & Class C	$32,990,729	7.6%
Facebook, Inc.—Class A	28,119,874	6.5
Visa, Inc.—Class A	21,334,012	4.9
UnitedHealth Group, Inc.	18,021,155	4.1
Home Depot, Inc. (The)	16,990,737	3.9
Apple, Inc.	16,650,440	3.8
Edwards Lifesciences Corp.	15,515,689	3.6
NIKE, Inc.—Class B	15,228,490	3.5
Intuitive Surgical, Inc.	14,589,901	3.3
Xilinx, Inc.	12,366,613	2.8

	$191,807,640	44.0%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Technology	$130,684,891	29.7%
Consumer Discretionary	95,433,166	21.7
Health Care	84,479,313	19.2
Financial Services	39,180,951	8.9
Producer Durables	28,813,033	6.6
Consumer Staples	16,787,383	3.8
Materials & Processing	5,559,910	1.3
Short-Term Investments	38,923,021	8.8

Total Investments	$439,861,668	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–92.1%

TECHNOLOGY–30.0%
COMPUTER SERVICES, SOFTWARE & SYSTEMS–18.7%
Adobe Systems, Inc.(a)	85,290	$12,063,418
Alphabet, Inc.–Class A(a)	4,130	3,839,579
Alphabet, Inc.–Class C(a)	32,079	29,151,150
Cognizant Technology Solutions Corp.–Class A	51,636	3,428,630
Facebook, Inc.–Class A(a)	186,249	28,119,874
Palo Alto Networks, Inc.(a)	18,619	2,491,408
ServiceNow, Inc.(a)	24,231	2,568,486

		81,662,545

COMPUTER TECHNOLOGY–3.8%
Apple, Inc.	115,612	16,650,440

ELECTRONIC COMPONENTS–0.6%
Amphenol Corp.–Class A	33,706	2,488,177

ELECTRONIC ENTERTAINMENT–1.7%
Electronic Arts, Inc.(a)	68,770	7,270,365

SEMICONDUCTORS & COMPONENT–4.6%
NVIDIA Corp.	25,632	3,705,362
Texas Instruments, Inc.	53,100	4,084,983
Xilinx, Inc.	192,267	12,366,613

		20,156,958

TELECOMMUNICATIONS EQUIPMENT–0.6%
Arista Networks, Inc.(a)	16,399	2,456,406

		130,684,891

CONSUMER DISCRETIONARY–21.9%
AUTO PARTS–0.4%
WABCO Holdings, Inc.(a)	13,482	1,719,090

CABLE TELEVISION SERVICES–2.4%
Comcast Corp.–Class A	263,770	10,265,929

DIVERSIFIED RETAIL–3.8%
Costco Wholesale Corp.	65,330	10,448,227
Dollar Tree, Inc.(a)	89,371	6,248,820

		16,697,047

ENTERTAINMENT–1.9%
Walt Disney Co. (The)	77,620	8,247,125

LEISURE TIME–0.9%
Priceline Group, Inc. (The)(a)	2,120	3,965,502

RESTAURANTS–1.8%
Starbucks Corp.	136,160	7,939,490

SPECIALTY RETAIL–7.2%
Home Depot, Inc. (The)	110,761	16,990,737
O’Reilly Automotive, Inc.(a)	7,590	1,660,237
Company	Shares	U.S. $ Value

TJX Cos., Inc. (The)	119,389	$8,616,304
Ulta Salon Cosmetics & Fragrance, Inc.(a)	14,280	4,103,215

		31,370,493

TEXTILES, APPAREL & SHOES–3.5%
NIKE, Inc.–Class B	258,110	15,228,490

		95,433,166

HEALTH CARE–19.4%
BIOTECHNOLOGY–2.2%
Biogen, Inc.(a)	34,485	9,357,850

HEALTH CARE FACILITIES–0.4%
VCA, Inc.(a)	20,820	1,921,894

HEALTH CARE MANAGEMENT SERVICES–4.1%
UnitedHealth Group, Inc.	97,191	18,021,155

HEALTH CARE SERVICES–1.4%
Cerner Corp.(a)	93,510	6,215,610

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES–4.3%
Align Technology, Inc.(a)	20,280	3,044,434
Edwards Lifesciences Corp.(a)	131,222	15,515,689

		18,560,123

MEDICAL EQUIPMENT–4.9%
Danaher Corp.	80,522	6,795,252
Intuitive Surgical, Inc.(a)	15,598	14,589,901

		21,385,153

PHARMACEUTICALS–2.1%
Zoetis, Inc.	144,558	9,017,528

		84,479,313

FINANCIAL SERVICES–9.0%
FINANCIAL DATA & SYSTEMS–8.5%
Fiserv, Inc.(a)	63,880	7,815,079
S&P Global, Inc.	35,480	5,179,725
Vantiv, Inc.–Class A(a)	42,690	2,703,985
Visa, Inc.–Class A	227,490	21,334,012

		37,032,801

SECURITIES BROKERAGE & SERVICES–0.5%
MarketAxess Holdings, Inc.	10,682	2,148,150

		39,180,951

PRODUCER DURABLES–6.6%
BACK OFFICE SUPPORT, HR & CONSULTING–0.7%
Automatic Data Processing, Inc.	30,030	3,076,874

3

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

RAILROADS–0.9%
Union Pacific Corp.	35,500	$3,866,305

SCIENTIFIC INSTRUMENTS: CONTROL & FILTER–3.4%
Allegion PLC	55,442	4,497,455
IDEX Corp.	23,400	2,644,434
Roper Technologies, Inc.	32,874	7,611,317

		14,753,206

SCIENTIFIC INSTRUMENTS: ELECTRICAL–0.9%
AO Smith Corp.	70,807	3,988,558

SCIENTIFIC INSTRUMENTS: GAUGES & METERS–0.7%
Mettler-Toledo International, Inc.(a)	5,315	3,128,090

		28,813,033

CONSUMER STAPLES–3.9%
BEVERAGE: BREWERS & DISTILLERS–1.5%
Constellation Brands, Inc.–Class A	33,230	6,437,648

BEVERAGE: SOFT DRINKS–2.4%
Monster Beverage Corp.(a)	208,328	10,349,735

		16,787,383

Company	Shares	U.S. $ Value

MATERIALS & PROCESSING–1.3%
CHEMICALS: DIVERSIFIED–0.9%
Ecolab, Inc.	29,240	$3,881,610

DIVERSIFIED MATERIALS & PROCESSING–0.4%
Hexcel Corp.	31,792	1,678,300

		5,559,910

Total Common Stocks (cost $275,781,112)		400,938,647

SHORT-TERM INVESTMENTS–8.9%
TIME DEPOSIT–8.9%
State Street Time Deposit 0.09%, 7/03/17 (cost $38,923,021)	38,923	38,923,021

TOTAL INVESTMENTS–101.0% (cost $314,704,133)		439,861,668
Other assets less liabilities–(1.0)%		(4,248,041)

NET ASSETS–100.0%		$435,613,627

(a)	Non-income producing security.

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value (cost $314,704,133)	$439,861,668
Dividends and interest receivable	146,335
Receivable for capital stock sold	123,568

Total assets	440,131,571

LIABILITIES
Payable for investment securities purchased	3,623,227
Payable for capital stock redeemed	462,349
Advisory fee payable	231,513
Distribution fee payable	51,016
Administrative fee payable	12,658
Transfer Agent fee payable	81
Accrued expenses	137,100

Total liabilities	4,517,944

NET ASSETS	$435,613,627

COMPOSITION OF NET ASSETS
Capital stock, at par	$8,429
Additional paid-in capital	264,937,232
Accumulated net investment loss	(47,046)
Accumulated net realized gain on investment transactions	45,557,477
Net unrealized appreciation on investments	125,157,535

$435,613,627

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$204,379,034	3,862,585	$52.91
B	$231,234,593	4,566,868	$50.63

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$1,694,323
Affiliated issuers	280
Interest	12,283
Other income	7,467

1,714,353

EXPENSES
Advisory fee (see Note B)	1,301,356
Distribution fee—Class B	276,901
Transfer agency—Class A	2,339
Transfer agency—Class B	2,663
Custodian	53,985
Printing	35,263
Administrative	25,090
Legal	22,087
Audit and tax	20,481
Directors’ fees	13,372
Miscellaneous	7,955

Total expenses	1,761,492
Less: expenses waived and reimbursed by the Adviser (see Note E)	(93)

Net expenses	1,761,399

Net investment loss	(47,046)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	23,406,703
Net change in unrealized appreciation/depreciation of investments	40,305,263

Net gain on investment transactions	63,711,966

NET INCREASE IN NET ASSETS FROM OPERATIONS	$63,664,920

See notes to financial statements.

6

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(47,046)		$(869,666)
Net realized gain on investment transactions	23,406,703		22,457,817
Net change in unrealized appreciation/depreciation of investments	40,305,263		(11,055,344)
Contributions from Affiliates (see Note B)	–0	–	214

Net increase in net assets from operations	63,664,920		10,533,021
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(20,330,760)
Class B	–0	–	(29,455,689)
CAPITAL STOCK TRANSACTIONS
Net decrease	(9,089,859)		(38,446,922)

Total increase (decrease)	54,575,061		(77,700,350)
NET ASSETS
Beginning of period	381,038,566		458,738,916

End of period (including accumulated net investment loss of ($47,046) and ($0), respectively)	$435,613,627		$381,038,566

See notes to financial statements.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$400,938,647		$–0	–	$–0	–	$400,938,647
Short-Term Investments	–0	–	38,923,021		–0	–	38,923,021

Total Investments in Securities	400,938,647		38,923,021		–0	–	439,861,668
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$400,938,647		$38,923,021		$–0	–	$439,861,668

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. Effective February 3, 2017, the advisory fee was reduced from .75% to .60% of the first $2.5 billion, .65% to ..50% of the next $2.5 billion and .60% to .45% in excess of $5 billion of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,090.

During the year ended December 31, 2016, the Adviser reimbursed the Portfolio $214 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $47,947, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$117,299,097		$137,104,554
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$126,400,521
Gross unrealized depreciation	(1,242,986)

Net unrealized appreciation	$125,157,535

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. As of June 30, 2017, the Portfolio had no securities out on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $280 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the

12

AB Variable Products Series Fund

Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $93. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$1,452	$175	$1,627	$0

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	247,473		226,292	$12,670,034		$10,252,042
Shares issued in reinvestment of distributions	–0	–	440,632	–0	–	20,330,760
Shares redeemed	(324,567)		(597,453)	(16,277,901)		(28,081,720)

Net increase (decrease)	(77,094)		69,471	$(3,607,867)		$2,501,082

Class B
Shares sold	243,048		480,054	$11,743,106		$21,711,096
Shares issued in reinvestment of distributions	–0	–	665,665	–0	–	29,455,689
Shares redeemed	(359,741)		(2,055,480)	(17,225,098)		(92,114,789)

Net decrease	(116,693)		(909,761)	$(5,481,992)		$(40,948,004)

At June 30, 2017, certain shareholders of the Portfolio owned 55% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

13

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$237,824	$–0	–
Net long-term capital gains	49,548,625	40,256,261

Total taxable distributions paid	$49,786,449	$40,256,261

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$25,097,267
Unrealized appreciation/(depreciation)	81,905,778	(a)

Total accumulated earnings/(deficit)	$107,003,045

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$45.22		$49.50		$48.83		$42.78		$31.17		$26.86

Income From Investment Operations
Net investment income (loss) (a)	.03	(b)	(.03	)(b)†	.02		.02		(.04)		.05
Net realized and unrealized gain on investment transactions	7.66		1.44		5.33		6.03		11.68		4.35
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase in net asset value from operations	7.69		1.41		5.35		6.05		11.64		4.40

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	(.03)		(.09)
Distributions from net realized gain on investment transactions	–0	–	(5.69)		(4.68)		–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(5.69)		(4.68)		–0	–	(.03)		(.09)

Net asset value, end of period	$52.91		$45.22		$49.50		$48.83		$42.78		$31.17

Total Return
Total investment return based on net asset value (d)*	17.01%		2.63	%†	11.11%		14.14%		37.35%		16.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$204,379		$178,136		$191,568		$189,620		$190,488		$160,226
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.71	%^	.85%		.82%		.83%		.85%		.86%
Expenses, before waivers/reimbursements	.71	%^	.85%		.82%		.83%		.85%		.86%
Net investment income (loss)	.11	%(b)^	(.07	)%(b)†	.04%		.04%		(.11)%		.18%
Portfolio turnover rate	31%		59%		65%		65%		60%		94%

See footnote summary on page 17.

15

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015		2014		2013		2012
Net asset value, beginning of period	$43.32		$47.77		$47.38		$41.62		$30.38		$26.17

Income From Investment Operations
Net investment loss (a)	(.03	)(b)	(.14	)(b)†	(.10)		(.09)		(.13)		(.02)
Net realized and unrealized gain on investment transactions	7.34		1.38		5.17		5.85		11.37		4.24
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase in net asset value from operations	7.31		1.24		5.07		5.76		11.24		4.22

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	–0	–	(.01)
Distributions from net realized gain on investment transactions	–0	–	(5.69)		(4.68)		–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(5.69)		(4.68)		–0	–	–0	–	(.01)

Net asset value, end of period	$50.63		$43.32		$47.77		$47.38		$41.62		$30.38

Total Return
Total investment return based on net asset value (d)*	16.87%		2.36	%†	10.86%		13.84%		37.00%		16.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$231,235		$202,903		$267,171		$237,452		$230,350		$190,896
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.96	%^	1.10%		1.07%		1.08%		1.10%		1.11%
Expenses, before waivers/reimbursements	.96	%^	1.10%		1.07%		1.08%		1.10%		1.11%
Net investment loss	(.14	)%(b)^	(.32	)%(b)†	(.21)%		(.21)%		(.36)%		(.07)%
Portfolio turnover rate	31%		59%		65%		65%		60%		94%

See footnote summary on page 17.

16

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.005	.01%	.01%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 by 0.03%, 0.01%, 0.09%, 0.02%, 0.10% and 0.95%, respectively.

^	Annualized.

See notes to financial statements.

17

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts

18

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable. The directors noted that the reduction in the advisory fee rate effective since February 3, 2017 would likely impact the Adviser’s profitability analysis in future years.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective since February 3, 2017) with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other AB Funds with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since February 3, 2017. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the

19

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-LCG-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	REAL ESTATE INVESTMENT PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

REAL ESTATE INVESTMENT PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,040.10	$5.36	1.06%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.54	$5.31	1.06%

Class B
Actual	$1,000	$1,039.90	$6.63	1.31%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.30	$6.56	1.31%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
American Tower Corp.	$4,144,263	7.9%
Equinix, Inc.	2,327,335	4.4
Welltower, Inc.	2,279,182	4.4
AvalonBay Communities, Inc.	2,027,393	3.9
Simon Property Group, Inc.	1,968,619	3.8
Ventas, Inc.	1,869,012	3.6
Mid-America Apartment Communities, Inc.	1,618,637	3.1
Realty Income Corp.	1,604,634	3.1
Boston Properties, Inc.	1,510,562	2.9
Alexandria Real Estate Equities, Inc.	1,466,120	2.8

	$20,815,757	39.9%
INDUSTRY BREAKDOWN(2)

June 30, 2017 (unaudited)

INDUSTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Specialized REITs	$11,628,225	22.3%
Retail REITs	8,575,901	16.4
Residential REITs	8,159,510	15.7
Office REITs	7,548,018	14.5
Health Care REITs	6,166,855	11.8
Diversified REITs	4,436,933	8.5
Industrial REITs	2,712,141	5.2
Hotel & Resort REITs	2,288,681	4.4
Movies & Entertainment	385,466	0.7
Short-Term Investments	267,633	0.5

Total Investments	$52,169,363	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s industry breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

2

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.4%

REAL ESTATE–98.7%
DIVERSIFIED REITS–8.5%
Armada Hoffler Properties, Inc.	59,930	$776,093
Empire State Realty Trust, Inc.–Class A	43,580	905,157
Gramercy Property Trust	33,094	983,223
Liberty Property Trust	21,700	883,407
Washington Real Estate Investment Trust	27,870	889,053

		4,436,933

HEALTH CARE REITS–11.8%
Healthcare Realty Trust, Inc.	20,910	714,077
Medical Properties Trust, Inc.	58,990	759,201
Sabra Health Care REIT, Inc.(a)	22,630	545,383
Ventas, Inc.	26,900	1,869,012
Welltower, Inc.	30,450	2,279,182

		6,166,855

HOTEL & RESORT REITS–4.4%
DiamondRock Hospitality Co.	59,320	649,554
Park Hotels & Resorts, Inc.	29,200	787,232
Summit Hotel Properties, Inc.	45,678	851,895

		2,288,681

INDUSTRIAL REITS–5.2%
Monmouth Real Estate Investment Corp.–Class A	41,740	628,187
Rexford Industrial Realty, Inc.	31,810	872,866
STAG Industrial, Inc.	43,880	1,211,088

		2,712,141

OFFICE REITS–14.5%
Alexandria Real Estate Equities, Inc.	12,170	1,466,120
Boston Properties, Inc.	12,279	1,510,562
Brandywine Realty Trust	41,450	726,618
Columbia Property Trust, Inc.	40,720	911,314
Corporate Office Properties Trust	21,800	763,654
Hudson Pacific Properties, Inc.	30,320	1,036,641
Parkway, Inc.	24,930	570,648
Vornado Realty Trust	5,990	562,461

		7,548,018

RESIDENTIAL REITS–15.6%
AvalonBay Communities, Inc.	10,550	2,027,393
Camden Property Trust	6,960	595,150
Education Realty Trust, Inc.	17,770	688,587
Essex Property Trust, Inc.	4,940	1,270,914
Independence Realty Trust, Inc.	85,230	841,220
Mid-America Apartment Communities, Inc.	15,360	1,618,637
Sun Communities, Inc.	12,745	1,117,609

		8,159,510

RETAIL REITS–16.4%
Brixmor Property Group, Inc.	67,450	1,206,006
GGP, Inc.	62,180	1,464,961
National Retail Properties, Inc.	18,810	735,471

Realty Income Corp.	29,080	1,604,634
Retail Opportunity Investments Corp.	43,250	829,968
Simon Property Group, Inc.	12,170	1,968,619
Urban Edge Properties	32,290	766,242

		8,575,901

SPECIALIZED REITS–22.3%
American Tower Corp.	31,320	4,144,263
Crown Castle International Corp.	7,880	789,418
Digital Realty Trust, Inc.	12,950	1,462,703
EPR Properties	14,170	1,018,398
Equinix, Inc.	5,423	2,327,335
National Storage Affiliates Trust	38,212	883,079
Public Storage	4,810	1,003,029

		11,628,225

		51,516,264

MEDIA–0.7%
MOVIES & ENTERTAINMENT–0.7%
Regal Entertainment Group–Class A(a)	18,840	385,466

Total Common Stocks (cost $45,031,709)		51,901,730

	Principal Amount (000)
SHORT-TERM INVESTMENTS–0.5%
TIME DEPOSIT–0.5%
State Street Time Deposit 0.09%, 7/03/17 (cost $267,633)	$268	267,633

Total Investments Before Security Lending Collateral for Securities Loaned–99.9% (cost $45,299,342)		52,169,363

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.8%
INVESTMENT COMPANIES–1.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(b)(c) (cost $950,075)	950,075	950,075

TOTAL INVESTMENTS–101.7% (cost $46,249,417)		53,119,438
Other assets less liabilities–(1.7)%		(906,288)

NET ASSETS–100.0%		$52,213,150

3

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT—Real Estate Investment Trust

See notes to financial statements.

4

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $45,299,342)	$52,169,363	(a)
Affiliated issuers (cost $950,075—investment of cash collateral for securities loaned)	950,075
Foreign currencies, at value (cost $8,329)	7,600
Dividends and interest receivable	185,610
Receivable for capital stock sold	9,441

Total assets	53,322,089

LIABILITIES
Payable for collateral received on securities loaned	950,075
Advisory fee payable	25,360
Payable for capital stock redeemed	22,839
Administrative fee payable	12,917
Distribution fee payable	4,083
Transfer Agent fee payable	81
Accrued expenses	93,584

Total liabilities	1,108,939

NET ASSETS	$52,213,150

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,434
Additional paid-in capital	39,869,068
Undistributed net investment income	1,744,833
Accumulated net realized gain on investment and foreign currency transactions	3,724,523
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	6,869,292

	$52,213,150

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$33,747,549	3,518,182	$9.59
B	$18,465,601	1,915,803	$9.64

(a)	Includes securities on loan with a value of $930,849 (see Note E).

See notes to financial statements.

5

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$950,192
Affiliated issuers	325
Interest	212
Other income	1,206

951,935

EXPENSES
Advisory fee (see Note B)	144,222
Distribution fee—Class B	22,804
Transfer agency—Class A	1,849
Transfer agency—Class B	991
Custodian	33,702
Audit and tax	26,698
Administrative	25,021
Printing	16,562
Legal	14,296
Directors’ fees	13,372
Miscellaneous	2,105

Total expenses	301,622
Less: expenses waived and reimbursed by the Adviser (see Note E)	(74)

Net expenses	301,548

Net investment income	650,387

REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investment transactions	1,140,489
Net change in unrealized appreciation/depreciation of:
Investments	308,494
Foreign currency denominated assets and liabilities	328

Net gain on investment and foreign currency transactions	1,449,311

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,099,698

See notes to financial statements.

6

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$650,387		$947,416
Net realized gain on investment and foreign currency transactions	1,140,489		2,670,848
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	308,822		50,925

Net increase in net assets from operations	2,099,698		3,669,189
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(601,091)
Class B	–0	–	(228,136)
Net realized gain on investment transactions
Class A	–0	–	(1,722,127)
Class B	–0	–	(751,170)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(2,797,307)		2,686,208

Total increase (decrease)	(697,609)		3,052,873
NET ASSETS
Beginning of period	52,910,759		49,857,886

End of period (including undistributed net investment income of $1,744,833 and $1,094,446, respectively)	$52,213,150		$52,910,759

See notes to financial statements.

7

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Real Estate Investment Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is total return from long-term growth of capital and income. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$51,901,730		$–0	–	$–0	–	$51,901,730
Short-Term Investments	–0	–	267,633		–0	–	267,633
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	950,075		–0	–	–0	–	950,075

Total Investments in Securities	52,851,805		267,633		–0	–	53,119,438
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$52,851,805		$267,633		$–0	–	$53,119,438

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,021.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $19,057, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$17,266,548		$19,077,673
U.S. government securities	–0	–	–0	–

11

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$7,908,714
Gross unrealized depreciation	(1,038,693)

Net unrealized appreciation	$6,870,021

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $930,849 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $950,075. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $325 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $74. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$0	$2,745	$1,795	$950

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	103,071		431,092	$965,089		$4,165,931
Shares issued in reinvestment of dividends and distributions	–0	–	235,620	–0	–	2,323,218
Shares redeemed	(414,851)		(798,588)	(3,888,510)		(7,520,220)

Net decrease	(311,780)		(131,876)	$(2,923,421)		$(1,031,071)

Class B
Shares sold	186,028		582,138	$1,734,873		$5,543,108
Shares issued in reinvestment of dividends and distributions	–0	–	98,621	–0	–	979,306
Shares redeemed	(170,401)		(300,705)	(1,608,759)		(2,805,135)

Net increase	15,627		380,054	$126,114		$3,717,279

At June 30, 2017, certain shareholders of the Portfolio owned 62% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Real Estate Risk—The Portfolio’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Prepayment Risk—The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for

13

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$1,278,264	$958,181
Net long-term capital gains	2,024,260	4,054,113

Total taxable distributions paid	$3,302,524	$5,012,294

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,399,982
Undistributed capital gains	2,346,814
Unrealized appreciation/(depreciation)	6,492,155	(a)

Total accumulated earnings/(deficit)	$10,238,951

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carry forwards.

14

AB Variable Products Series Fund

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$9.22		$9.08		$10.00	$11.18	$12.25	$11.58

Income From Investment Operations
Net investment income (a)	.12	(b)	.18	(b)†	.18	.14	.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.25		.56		(.12)	2.39	.24	2.21

Net increase in net asset value from operations	.37		.74		.06	2.53	.48	2.39

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.15)		(.15)	(.37)	(.20)	(.15)
Distributions from net realized gain on investment transactions	–0	–	(.45)		(.83)	(3.34)	(1.35)	(1.57)

Total dividends and distributions	–0	–	(.60)		(.98)	(3.71)	(1.55)	(1.72)

Net asset value, end of period	$9.59		$9.22		$9.08	$10.00	$11.18	$12.25

Total Return
Total investment return based on net asset value (c)	4.01%		7.76	%†	.80%	25.35%	4.20%	21.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,748		$35,294		$35,970	$38,003	$31,576	$70,048
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.06	%^	1.08%		1.07%	1.08%	.86%	.84%
Expenses, before waivers/reimbursements	1.06	%^	1.08%		1.07%	1.08%	.86%	.84%
Net investment income	2.56	%(b)^	1.90	%(b)†	1.91%	1.26%	1.92%	1.49%
Portfolio turnover rate	33%		77%		67%	67%	98%	110%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$9.27		$9.14		$10.05	$11.22	$12.28	$11.61

Income From Investment Operations
Net investment income (a)	.11	(b)	.15	(b)†	.16	.11	.27	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.26		.56		(.11)	2.40	.18	2.20

Net increase in net asset value from operations	.37		.71		.05	2.51	.45	2.35

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.13)		(.13)	(.34)	(.16)	(.11)
Distributions from net realized gain on investment transactions	–0	–	(.45)		(.83)	(3.34)	(1.35)	(1.57)

Total dividends and distributions	–0	–	(.58)		(.96)	(3.68)	(1.51)	(1.68)

Net asset value, end of period	$9.64		$9.27		$9.14	$10.05	$11.22	$12.28

Total Return
Total investment return based on net asset value (c)	3.99%		7.38	%†	.66%	24.96%	3.97%	20.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,465		$17,617		$13,888	$13,301	$12,394	$13,568
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.31	%^	1.34%		1.33%	1.33%	1.15%	1.10%
Expenses, before waivers/reimbursements	1.31	%^	1.34%		1.33%	1.33%	1.15%	1.10%
Net investment income	2.34	%(b)^	1.56	%(b)†	1.67%	1.03%	2.13%	1.19%
Portfolio turnover rate	33%		77%		67%	67%	98%	110%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.002	.02%	.02%

^	Annualized.

17

REAL ESTATE INVESTMENT PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Real Estate Investment Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors

18

AB Variable Products Series Fund

focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

19

REAL ESTATE INVESTMENT PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-REI-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,162.20	$7.72	1.44%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.65	$7.20	1.44%

Class B
Actual	$1,000	$1,160.50	$9.05	1.69%
Hypothetical (5% annual return before expenses)	$1,000	$1,016.41	$8.45	1.69%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Grand Canyon Education, Inc.	$704,906	1.8%
Planet Fitness, Inc.	695,252	1.7
Five Below, Inc.	592,539	1.5
Ellie Mae, Inc.	569,334	1.4
Freshpet, Inc.	567,455	1.4
GrubHub, Inc.	565,492	1.4
Lithia Motors, Inc.—Class A	559,726	1.4
Summit Materials, Inc.—Class A	537,098	1.4
Ollie’s Bargain Outlet Holdings, Inc.	524,491	1.3
Vail Resorts, Inc.	517,217	1.3

	$5,833,510	14.6%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$10,744,278	27.0%
Health Care	8,477,133	21.3
Industrials	6,952,181	17.4
Consumer Discretionary	6,520,952	16.4
Financials	2,680,907	6.7
Consumer Staples	1,310,201	3.3
Materials	1,050,480	2.6
Energy	948,499	2.4
Telecommunication Services	301,886	0.8
Short-Term Investments	825,954	2.1

Total Investments	$39,812,471	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.8%

INFORMATION TECHNOLOGY–27.0%
COMMUNICATIONS EQUIPMENT–1.8%
Arista Networks, Inc.(a)	1,850	$277,112
Lumentum Holdings, Inc.(a)	7,800	444,990

		722,102

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.7%
Coherent, Inc.(a)	1,170	263,238

INTERNET SOFTWARE & SERVICES–9.5%
2U, Inc.(a)	10,910	511,897
Cimpress NV(a)(b)	5,456	515,756
CoStar Group, Inc.(a)	1,770	466,572
GrubHub, Inc.(a)(b)	12,970	565,492
LogMeIn, Inc.	4,530	473,385
Pandora Media, Inc.(a)(b)	14,056	125,379
Q2 Holdings, Inc.(a)	11,609	428,953
Trade Desk, Inc. (The)–Class A(a)	8,953	448,635
Wix.com Ltd.(a)	3,687	256,615

		3,792,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.9%
Advanced Energy Industries, Inc.(a)	7,530	487,116
Microsemi Corp.(a)	4,600	215,280
Monolithic Power Systems, Inc.	4,121	397,264
Silicon Laboratories, Inc.(a)	6,634	453,434

		1,553,094

SOFTWARE–11.1%
Aspen Technology, Inc.(a)	8,683	479,823
Blackbaud, Inc.	4,198	359,978
Blackline, Inc.(a)	10,671	381,382
Ellie Mae, Inc.(a)	5,180	569,334
Guidewire Software, Inc.(a)	4,343	298,408
HubSpot, Inc.(a)	5,840	383,980
Paylocity Holding Corp.(a)	7,783	351,636
Proofpoint, Inc.(a)	5,950	516,638
RingCentral, Inc.–Class A(a)	10,990	401,684
Take-Two Interactive Software, Inc.(a)	5,542	406,672
Ultimate Software Group, Inc. (The)(a)(b)	1,255	263,625

		4,413,160

		10,744,278

HEALTH CARE–21.3%
BIOTECHNOLOGY–9.1%
Adamas Pharmaceuticals, Inc.(a)(b)	9,505	166,243
Aimmune Therapeutics, Inc.(a)(b)	8,393	172,560

Alder Biopharmaceuticals, Inc.(a)(b)	7,663	$87,741
Audentes Therapeutics, Inc.(a)(b)	8,249	157,803
Avexis, Inc.(a)	2,750	225,940
BeiGene Ltd. (ADR)(a)	800	36,000
Biohaven Pharmaceutical Holding Co., Ltd.(a)	2,057	51,425
Blueprint Medicines Corp.(a)	5,422	274,733
Clovis Oncology, Inc.(a)	5,010	469,086
DBV Technologies SA (Sponsored ADR)(a)	5,065	180,871
Loxo Oncology, Inc.(a)	4,693	376,332
Neurocrine Biosciences, Inc.(a)	3,570	164,220
Otonomy, Inc.(a)	8,246	155,437
Prothena Corp. PLC(a)(b)	4,600	248,952
Radius Health, Inc.(a)(b)	3,450	156,044
Sage Therapeutics, Inc.(a)	3,466	276,032
TESARO, Inc.(a)	1,418	198,322
Ultragenyx Pharmaceutical, Inc.(a)	3,513	218,192

		3,615,933

HEALTH CARE EQUIPMENT & SUPPLIES–6.2%
Align Technology, Inc.(a)	2,551	382,956
DexCom, Inc.(a)	4,515	330,272
Glaukos Corp.(a)(b)	8,415	348,970
iRhythm Technologies, Inc.(a)	10,893	462,844
Nevro Corp.(a)	5,799	431,620
Penumbra, Inc.(a)	5,848	513,162

		2,469,824

HEALTH CARE PROVIDERS & SERVICES–0.9%
Teladoc, Inc.(a)(b)	10,739	372,643

HEALTH CARE TECHNOLOGY–1.3%
Vocera Communications, Inc.(a)	18,867	498,466

LIFE SCIENCES TOOLS & SERVICES–1.2%
ICON PLC(a)	4,932	482,300

PHARMACEUTICALS–2.6%
Aerie Pharmaceuticals, Inc.(a)	4,130	217,032
Akorn, Inc.(a)	2,377	79,725
GW Pharmaceuticals PLC (ADR)(a)	1,508	151,177
Intersect ENT, Inc.(a)	12,230	341,828
Medicines Co. (The)(a)(b)	6,530	248,205

		1,037,967

		8,477,133

INDUSTRIALS–17.4%
AEROSPACE & DEFENSE–2.0%
Hexcel Corp.	8,194	432,561
Mercury Systems, Inc.(a)	8,970	377,548

		810,109

3

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMERCIAL SERVICES & SUPPLIES–1.7%
Advanced Disposal Services, Inc.(a)	12,175	$276,738
Tetra Tech, Inc.	8,550	391,162

		667,900

CONSTRUCTION & ENGINEERING–1.1%
Dycom Industries, Inc.(a)	4,743	424,593

INDUSTRIAL CONGLOMERATES–0.9%
Carlisle Cos., Inc.	3,895	371,583

MACHINERY–8.7%
Astec Industries, Inc.	7,650	424,651
Gardner Denver Holdings, Inc.(a)	16,219	350,493
IDEX Corp.	4,032	455,656
John Bean Technologies Corp.	4,620	452,760
Kennametal, Inc.	6,190	231,630
Lincoln Electric Holdings, Inc.	4,809	442,861
Middleby Corp. (The)(a)	2,296	278,987
Nordson Corp.	3,440	417,341
RBC Bearings, Inc.(a)	4,303	437,873

		3,492,252

ROAD & RAIL–1.0%
Genesee & Wyoming, Inc.–Class A(a)	5,784	395,568

TRADING COMPANIES & DISTRIBUTORS–2.0%
H&E Equipment Services, Inc.	20,299	414,303
SiteOne Landscape Supply, Inc.(a)	7,220	375,873

		790,176

		6,952,181

CONSUMER DISCRETIONARY–16.4%
DISTRIBUTORS–1.0%
Pool Corp.	3,457	406,440

DIVERSIFIED CONSUMER SERVICES–3.1%
Bright Horizons Family Solutions, Inc.(a)	6,485	500,707
Grand Canyon Education, Inc.(a)	8,990	704,906

		1,205,613

HOTELS, RESTAURANTS & LEISURE–6.1%
Buffalo Wild Wings, Inc.(a)	2,922	370,217
Dave & Buster’s Entertainment, Inc.(a)	7,377	490,644
Hilton Grand Vacations, Inc.(a)	9,921	357,751
Planet Fitness, Inc.	29,788	695,252
Vail Resorts, Inc.	2,550	517,217

		2,431,081

MEDIA–0.9%
IMAX Corp.(a)	16,250	357,500

MULTILINE RETAIL–1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,312	$524,491

SPECIALTY RETAIL–4.0%
Five Below, Inc.(a)	12,002	592,539
Lithia Motors, Inc.–Class A	5,940	559,726
Tile Shop Holdings, Inc.	21,480	443,562

		1,595,827

		6,520,952

FINANCIALS–6.7%
BANKS–4.3%
Signature Bank/New York NY(a)	2,684	385,235
Sterling Bancorp/DE	18,396	427,707
SVB Financial Group(a)	2,392	420,490
Western Alliance Bancorp(a)	9,962	490,130

		1,723,562

CAPITAL MARKETS–2.4%
Hamilton Lane, Inc.–Class A	9,030	198,570
Houlihan Lokey, Inc.	12,220	426,478
Stifel Financial Corp.(a)	7,227	332,297

		957,345

		2,680,907

CONSUMER STAPLES–3.3%
FOOD & STAPLES RETAILING–0.8%
Chefs’ Warehouse, Inc. (The)(a)(b)	25,037	325,481

FOOD PRODUCTS–1.4%
Freshpet, Inc.(a)(b)	34,184	567,455

PERSONAL PRODUCTS–1.1%
elf Beauty, Inc.(a)(b)	15,335	417,265

		1,310,201

MATERIALS–2.6%
CHEMICALS–1.3%
PolyOne Corp.	13,252	513,382

CONSTRUCTION MATERIALS–1.3%
Summit Materials, Inc.–Class A(a)	18,604	537,098

		1,050,480

ENERGY–2.4%
ENERGY EQUIPMENT & SERVICES–1.6%
Forum Energy Technologies, Inc.(a)	19,788	308,693
Oil States International, Inc.(a)	11,881	322,569

		631,262

OIL, GAS & CONSUMABLE FUELS–0.8%
Matador Resources Co.(a)(b)	14,845	317,237

		948,499

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TELECOMMUNICATION SERVICES–0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.7%
Vonage Holdings Corp.(a)	46,160	$301,886

Total Common Stocks (cost $29,899,903)		38,986,517

	Principal Amount (000)
SHORT-TERM INVESTMENTS–2.1%
TIME DEPOSIT–2.1%
State Street Time Deposit 0.09%, 7/03/17 (cost $825,954)	$826	825,954

Total Investments Before Security Lending Collateral for Securities Loaned–99.9% (cost $30,725,857)		39,812,471

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–9.8%
INVESTMENT COMPANIES–9.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(c)(d) (cost $3,895,618)	3,895,618	$3,895,618

TOTAL INVESTMENTS–109.7% (cost $34,621,475)		43,708,089
Other assets less liabilities–(9.7)%		(3,858,008)

NET ASSETS–100.0%		$39,850,081

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $30,725,857)	$39,812,471	(a)
Affiliated issuers (cost $3,895,618—investment of cash collateral for securities loaned)	3,895,618
Receivable for investment securities sold	315,327
Receivable for capital stock sold	71,531
Dividends and interest receivable	9,545

Total assets	44,104,492

LIABILITIES
Payable for collateral received on securities loaned	3,895,618
Payable for investment securities purchased	150,192
Payable for capital stock redeemed	58,348
Advisory fee payable	26,038
Administrative fee payable	12,917
Distribution fee payable	3,558
Transfer Agent fee payable	83
Accrued expenses	107,657

Total liabilities	4,254,411

NET ASSETS	$39,850,081

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,725
Additional paid-in capital	29,833,727
Accumulated net investment loss	(225,802)
Accumulated net realized gain on investment transactions	1,152,817
Net unrealized appreciation on investments	9,086,614

	$39,850,081

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$23,514,970	1,548,398	$15.19
B	$16,335,111	1,176,613	$13.88

(a)	Includes securities on loan with a value of $3,810,348 (see Note E).

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$71,953
Affiliated issuers	5,859
Interest	234
Other income	1,118

79,164

EXPENSES
Advisory fee (see Note B)	148,029
Distribution fee—Class B	19,874
Transfer agency—Class A	1,688
Transfer agency—Class B	1,138
Custodian	43,953
Administrative	25,021
Audit and tax	20,533
Printing	16,504
Legal	14,219
Directors’ fees	13,290
Miscellaneous	1,904

Total expenses	306,153
Less: expenses waived and reimbursed by the Adviser (see Note E)	(1,532)

Net expenses	304,621

Net investment loss	(225,457)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	3,468,753
Net change in unrealized appreciation/depreciation of investments	2,605,454

Net gain on investment transactions	6,074,207

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,848,750

See notes to financial statements.

7

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(225,457)		$(361,868)
Net realized gain (loss) on investment transactions	3,468,753		(1,414,916)
Net change in unrealized appreciation/depreciation of investments	2,605,454		3,789,769

Net increase in net assets from operations	5,848,750		2,012,985
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(6,611,826)
Class B	–0	–	(5,758,210)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(3,497,570)		2,965,494

Total increase (decrease)	2,351,180		(7,391,557)
NET ASSETS
Beginning of period	37,498,901		44,890,458

End of period (including accumulated net investment loss of ($225,802) and ($345), respectively)	$39,850,081		$37,498,901

See notes to financial statements.

8

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

Effective February 1, 2013, the Portfolio was closed to new investments except that Contractholders of variable products with investment options that included the Portfolio as of January 31, 2013, may continue to purchase shares of the Portfolio in accordance with the procedures for the purchase of shares in the prospectus of the separate account in which they invest, including through reinvestment of dividends and capital gains distributions. Effective August 10, 2015, the Portfolio reopened to new investors.

The Portfolio may (i) make additional exceptions that, in the Adviser’s judgment, do not adversely affect the Adviser’s ability to manage the Portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that the Adviser believes will adversely affect its ability to manage the Portfolio; and (iii) close and/or reopen the Portfolio to new or existing Contractholders at any time.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services,

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$38,986,517		$–0	–	$–0	–	$38,986,517
Short-Term Investments	–0	–	825,954		–0	–	825,954
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,895,618		–0	–	–0	–	3,895,618

Total Investments in Securities	42,882,135		825,954		–0	–	43,708,089
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$42,882,135		$825,954		$–0	–	$43,708,089

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

10

AB Variable Products Series Fund

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,021.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $14,741, of which $12 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$12,176,755		$16,218,445
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$9,750,797
Gross unrealized depreciation	(664,183)

Net unrealized appreciation	$9,086,614

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $3,810,348 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $3,895,618. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $0 and $5,859 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $1,532. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$2,326	$13,576	$12,006	$3,896

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES				AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016		Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	41,391		72,529		$563,064		$1,034,598
Shares issued in reinvestment of distributions	–0	–	523,917		–0	–	6,611,826
Shares converted from Class B	872		–0	–	42,432		–0	–
Shares redeemed	(208,713)		(327,926)		(3,010,798)		(4,827,919)

Net increase (decrease)	(166,450)		268,520		$(2,405,302)		$2,818,505

Class B
Shares sold	105,031		154,832		$1,391,476		$2,038,448
Shares issued in reinvestment of distributions	–0	–	498,115		–0	–	5,758,210
Shares converted to Class A	1,274		–0	–	(42,432)		–0	–
Shares redeemed	(191,820)		(608,767)		(2,441,312)		(7,649,669)

Net increase (decrease)	(85,515)		44,180		$(1,092,268)		$146,989

At June 30, 2017, certain shareholders of the Portfolio owned 81% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Net long-term capital gains	$12,370,036	$9,298,202

Total taxable distributions	$12,370,036	$9,298,202

14

AB Variable Products Series Fund

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net capital gain	$(1,141,599	)(a)
Accumulated capital and other losses	5,306,481	(b)

Total accumulated earnings/(deficit)	$4,164,882

(a)	As of December 31, 2016, the fund had a net capital loss carryforward of $1,141,599.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of foreign passive investment companies (PFICs).

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2017, the Portfolio had a net short-term capital loss carryforward of $1,141,599 which may be carried forward for an indefinite period.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$13.07		$17.31		$20.97	$23.47	$18.96	$17.09

Income From Investment Operations
Net investment loss (a)	(.07	)(b)	(.12	)(b)†	(.19)	(.15)	(.21)	(.12)
Net realized and unrealized gain (loss) on investment transactions	2.19		1.05		.18	(.30)	8.30	2.69

Net increase (decrease) in net asset value from operations	2.12		.93		(.01)	(.45)	8.09	2.57

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(5.17)		(3.65)	(2.05)	(3.58)	(.70)

Net asset value, end of period	$15.19		$13.07		$17.31	$20.97	$23.47	$18.96

Total Return
Total investment return based on net asset value (c)*	16.22%		6.46	%†	(1.25)%	(1.81)%	45.66%	15.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,515		$22,405		$25,033	$28,055	$33,510	$27,479
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)	1.44	%^	1.48%		1.31%	1.11%	1.17%	1.18%
Expenses, before waivers/reimbursements (d)	1.45	%^	1.49%		1.31%	1.11%	1.17%	1.18%
Net investment loss	(1.04	)%(b)^	(.83	)%(b)†	(.92)%	(.67)%	(.96)%	(.64)%
Portfolio turnover rate	32%		60%		72%	84%	81%	105%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$11.96		$16.30		$20.00	$22.54	$18.36	$16.61

Income From Investment Operations
Net investment loss (a)	(.08	)(b)	(.15	)(b)†	(.22)	(.19)	(.25)	(.16)
Net realized and unrealized gain (loss) on investment transactions	2.00		.98		.17	(.30)	8.01	2.61

Net increase (decrease) in net asset value from operations	1.92		.83		(.05)	(.49)	7.76	2.45

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(5.17)		(3.65)	(2.05)	(3.58)	(.70)

Net asset value, end of period	$13.88		$11.96		$16.30	$20.00	$22.54	$18.36

Total Return
Total investment return based on net asset value (c)*	16.05%		6.22	%†	(1.53)%	(2.08)%	45.33%	14.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,335		$15,094		$19,857	$59,763	$38,128	$26,450
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)	1.69	%^	1.73%		1.48%	1.34%	1.43%	1.43%
Expenses, before waivers/reimbursements (d)	1.70	%^	1.74%		1.48%	1.34%	1.43%	1.43%
Net investment loss	(1.29	)%(b)^	(1.08	)%(b)†	(1.10)%	(.89)%	(1.21)%	(.89)%
Portfolio turnover rate	32%		60%		72%	84%	81%	105%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2017 and the year ended December 31, 2016, such waiver amounted to 0.01% and 0.01%, respectively, annualized for the Portfolio.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.03%	.03%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by 0.01%, 0.08%, 0.02%, 0.01% and 0.23%, respectively.

^	Annualized.

17

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors

18

AB Variable Products Series Fund

focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

19

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

VPS-SCG-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SMALL/MID CAP VALUE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL/MID CAP VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,013.80	$4.04	0.81%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.78	$4.06	0.81%

Class B
Actual	$1,000	$1,012.40	$5.29	1.06%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.54	$5.31	1.06%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SMALL/MID CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Huntington Bancshares, Inc./OH	$11,347,606	1.7%
Gramercy Property Trust	11,238,936	1.7
Zions Bancorporation	11,103,522	1.6
Comerica, Inc.	10,840,985	1.6
Amdocs Ltd.	10,555,325	1.6
Reinsurance Group of America, Inc.—Class A	10,476,624	1.6
LifePoint Health, Inc.	10,372,996	1.5
ICON PLC	10,199,008	1.5
Essent Group Ltd.	10,167,743	1.5
Terex Corp.	10,146,750	1.5

	$106,449,495	15.8%
SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$133,606,694	19.8%
Information Technology	128,213,153	19.0
Industrials	113,326,214	16.8
Consumer Discretionary	107,316,033	15.9
Energy	50,572,869	7.5
Health Care	38,731,278	5.8
Materials	28,191,003	4.2
Real Estate	26,700,021	4.0
Utilities	26,345,029	3.9
Consumer Staples	8,820,765	1.3
Short-Term Investments	12,050,582	1.8

Total Investments	$673,873,641	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.4%

FINANCIALS–19.9%
BANKS–11.0%
Associated Banc-Corp.	312,480	$7,874,496
Comerica, Inc.	148,020	10,840,985
Fulton Financial Corp.	407,060	7,734,140
Huntington Bancshares, Inc./OH	839,320	11,347,606
Synovus Financial Corp.	197,670	8,744,921
Texas Capital Bancshares, Inc.(a)	88,820	6,874,668
Webster Financial Corp.	178,322	9,311,975
Zions Bancorporation	252,870	11,103,522

		73,832,313

CONSUMER FINANCE–0.6%
OneMain Holdings, Inc.(a)	164,620	4,048,006

INSURANCE–6.8%
American Financial Group, Inc./OH	98,950	9,832,662
First American Financial Corp.	183,070	8,181,398
Hanover Insurance Group, Inc. (The)	47,040	4,169,155
Reinsurance Group of America, Inc.–Class A	81,600	10,476,624
Selective Insurance Group, Inc.	116,800	5,845,840
Validus Holdings Ltd.	135,712	7,052,953

		45,558,632

THRIFTS & MORTGAGE FINANCE–1.5%
Essent Group Ltd.(a)	273,768	10,167,743

		133,606,694

INFORMATION TECHNOLOGY–19.1%
COMMUNICATIONS EQUIPMENT–1.5%
Infinera Corp.(a)	471,322	5,029,006
NETGEAR, Inc.(a)	113,697	4,900,340

		9,929,346

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–5.9%
Anixter International, Inc.(a)	118,980	9,304,236
Avnet, Inc.	203,120	7,897,306
CDW Corp./DE	137,780	8,615,383
VeriFone Systems, Inc.(a)	408,160	7,387,696
Vishay Intertechnology, Inc.	372,040	6,175,864

		39,380,485

IT SERVICES–5.1%
Amdocs Ltd.	163,750	10,555,325
Booz Allen Hamilton Holding Corp.	263,345	8,569,246
Convergys Corp.	224,934	5,348,931
Genpact Ltd.	346,250	9,636,137

		34,109,639

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.9%
Cypress Semiconductor Corp.	701,950	$9,581,618
Integrated Device Technology, Inc.(a)	265,570	6,849,050
Mellanox Technologies Ltd.(a)	91,030	3,941,599
Qorvo, Inc.(a)	96,510	6,111,013

		26,483,280

SOFTWARE–1.3%
Verint Systems, Inc.(a)	210,670	8,574,269

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.4%
NCR Corp.(a)	238,397	9,736,134

		128,213,153

INDUSTRIALS–16.8%
AEROSPACE & DEFENSE–1.1%
Esterline Technologies Corp.(a)	76,910	7,291,068

AIR FREIGHT & LOGISTICS–0.9%
Atlas Air Worldwide Holdings, Inc.(a)	121,030	6,311,715

AIRLINES–1.2%
SkyWest, Inc.	225,280	7,907,328

COMMERCIAL SERVICES & SUPPLIES–1.5%
ABM Industries, Inc.	118,970	4,939,634
Steelcase, Inc.–Class A	376,584	5,272,176

		10,211,810

CONSTRUCTION & ENGINEERING–3.3%
AECOM(a)	247,495	8,001,513
Quanta Services, Inc.(a)	221,095	7,278,447
Tutor Perini Corp.(a)	255,790	7,353,963

		22,633,923

ELECTRICAL EQUIPMENT–2.4%
EnerSys	93,010	6,738,575
Regal Beloit Corp.	114,190	9,312,194

		16,050,769

MACHINERY–4.3%
Oshkosh Corp.	142,400	9,808,512
SPX FLOW, Inc.(a)	239,110	8,818,377
Terex Corp.	270,580	10,146,750

		28,773,639

ROAD & RAIL–2.1%
Ryder System, Inc.	91,314	6,572,782
Werner Enterprises, Inc.	258,030	7,573,180

		14,145,962

		113,326,214

3

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–15.9%
AUTO COMPONENTS–3.6%
Cooper-Standard Holdings, Inc.(a)	40,389	$4,074,039
Dana, Inc.	385,880	8,616,700
Lear Corp.	41,047	5,831,958
Tenneco, Inc.	102,580	5,932,201

		24,454,898

DIVERSIFIED CONSUMER SERVICES–1.4%
Sotheby’s(a)	179,660	9,642,352

HOTELS, RESTAURANTS & LEISURE–2.3%
Bloomin’ Brands, Inc.	390,449	8,289,232
Brinker International, Inc.	192,062	7,317,562

		15,606,794

HOUSEHOLD DURABLES–2.1%
CalAtlantic Group, Inc.	241,690	8,543,741
PulteGroup, Inc.	230,490	5,653,920

		14,197,661

MEDIA–2.3%
Regal Entertainment Group–Class A(b)	469,840	9,612,926
Scholastic Corp.	132,150	5,760,419

		15,373,345

SPECIALTY RETAIL–3.5%
Burlington Stores, Inc.(a)	48,507	4,462,159
Caleres, Inc.	242,270	6,730,261
Children’s Place, Inc. (The)(b)	44,472	4,540,591
Michaels Cos., Inc. (The)(a)	402,200	7,448,744

		23,181,755

TEXTILES, APPAREL & LUXURY GOODS–0.7%
Crocs, Inc.(a)	630,250	4,859,228

		107,316,033

ENERGY–7.5%
ENERGY EQUIPMENT & SERVICES–3.1%
Helix Energy Solutions Group, Inc.(a)	260,700	1,470,348
Helmerich & Payne, Inc.(b)	99,550	5,409,547
Oil States International, Inc.(a)	167,940	4,559,571
RPC, Inc.(b)	467,410	9,446,356

		20,885,822

OIL, GAS & CONSUMABLE FUELS–4.4%
HollyFrontier Corp.	222,740	6,118,668
Oasis Petroleum, Inc.(a)	531,530	4,278,816
QEP Resources, Inc.(a)	698,190	7,051,719
SM Energy Co.	342,620	5,663,509

SRC Energy, Inc.(a)	976,870	$6,574,335

		29,687,047

		50,572,869

HEALTH CARE–5.8%
HEALTH CARE PROVIDERS & SERVICES–4.3%
LifePoint Health, Inc.(a)	154,475	10,372,996
Molina Healthcare, Inc.(a)	126,720	8,766,490
WellCare Health Plans, Inc.(a)	52,310	9,392,784

		28,532,270

LIFE SCIENCES TOOLS & SERVICES–1.5%
ICON PLC(a)	104,295	10,199,008

		38,731,278

MATERIALS–4.2%
CHEMICALS–2.7%
Huntsman Corp.	221,730	5,729,503
Ingevity Corp.(a)	70,890	4,069,086
Trinseo SA	123,470	8,482,389

		18,280,978

CONTAINERS & PACKAGING–1.5%
Graphic Packaging Holding Co.	719,160	9,910,025

		28,191,003

REAL ESTATE–4.0%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)–4.0%
Education Realty Trust, Inc.	229,780	8,903,975
Empire State Realty Trust, Inc.–Class A	315,701	6,557,110
Gramercy Property Trust	378,288	11,238,936

		26,700,021

UTILITIES–3.9%
ELECTRIC UTILITIES–2.4%
PNM Resources, Inc.	234,740	8,978,805
Portland General Electric Co.	161,960	7,399,952

		16,378,757

GAS UTILITIES–0.6%
Southwest Gas Holdings, Inc.	52,850	3,861,221

MULTI-UTILITIES–0.9%
NorthWestern Corp.	100,050	6,105,051

		26,345,029

CONSUMER STAPLES–1.3%
BEVERAGES–0.6%
Cott Corp.	281,419	4,063,690

FOOD PRODUCTS–0.7%
Ingredion, Inc.	39,905	4,757,075

		8,820,765

Total Common Stocks (cost $528,418,596)		661,823,059

4

AB Variable Products Series Fund

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–1.8%
TIME DEPOSIT–1.8%
State Street Time Deposit 0.09%, 7/03/17 (cost $12,050,582)	$12,051	$12,050,582

Total Investments Before Security Lending Collateral for Securities Loaned–100.2% (cost $540,469,178)		673,873,641

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–4.2%
INVESTMENT COMPANIES–4.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(c)(d) (cost $28,591,597)	28,591,597	28,591,597

TOTAL INVESTMENTS–104.4% (cost $569,060,775)		702,465,238
Other assets less liabilities–(4.4)%		(29,677,506)

NET ASSETS–100.0%		$672,787,732

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

5

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $540,469,178)	$673,873,641	(a)
Affiliated issuers (cost $28,591,597—investment of cash collateral for securities loaned)	28,591,597
Dividends and interest receivable	766,243
Receivable for capital stock sold	124,328

Total assets	703,355,809

LIABILITIES
Payable for collateral received on securities loaned	28,591,597
Payable for capital stock redeemed	868,291
Advisory fee payable	438,969
Payable for investment securities purchased	390,830
Distribution fee payable	99,070
Administrative fee payable	12,917
Transfer Agent fee payable	81
Accrued expenses	166,322

Total liabilities	30,568,077

NET ASSETS	$672,787,732

COMPOSITION OF NET ASSETS
Capital stock, at par	$32,926
Additional paid-in capital	486,913,492
Undistributed net investment income	3,275,077
Accumulated net realized gain on investment transactions	49,161,774
Net unrealized appreciation on investments	133,404,463

	$672,787,732

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$220,245,665	10,706,204	$20.57
B	$452,542,067	22,219,831	$20.37

(a)	Includes securities on loan with a value of $27,892,485 (see Note E).

See notes to financial statements.

6

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $103)	$4,302,200
Affiliated issuers	36,624
Interest	5,206
Securities lending income	9,266
Other income	12,094

4,365,390

EXPENSES
Advisory fee (see Note B)	2,563,410
Distribution fee—Class B	572,734
Transfer agency—Class A	1,330
Transfer agency—Class B	2,706
Custodian	64,511
Printing	49,677
Administrative	25,021
Legal	24,426
Audit and tax	22,597
Directors’ fees	13,372
Miscellaneous	11,014

Total expenses	3,350,798
Less: expenses waived and reimbursed by the Adviser (see Note E)	(9,353)

Net expenses	3,341,445

Net investment income	1,023,945

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	16,673,857
Net change in unrealized appreciation/depreciation of investments	(8,931,085)

Net gain on investment transactions	7,742,772

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,766,717

See notes to financial statements.

7

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,023,945		$2,177,202
Net realized gain on investment transactions	16,673,857		33,828,949
Net change in unrealized appreciation/depreciation of investments	(8,931,085)		100,194,268

Net increase in net assets from operations	8,766,717		136,200,419
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,217,914)
Class B	–0	–	(1,419,838)
Net realized gain on investment transactions
Class A	–0	–	(11,442,879)
Class B	–0	–	(23,345,088)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(22,597,715)		9,581,222

Total increase (decrease)	(13,830,998)		108,355,922
NET ASSETS
Beginning of period	686,618,730		578,262,808

End of period (including undistributed net investment income of $3,275,077 and $2,251,132, respectively)	$672,787,732		$686,618,730

See notes to financial statements.

8

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small/Mid Cap Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed Fund’s unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded

9

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$661,823,059		$–0	–	$–0	–	$661,823,059
Short-Term Investments	–0	–	12,050,582		–0	–	12,050,582
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	28,591,597		–0	–	–0	–	28,591,597

Total Investments in Securities	690,414,656		12,050,582		–0	–	702,465,238
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$690,414,656		$12,050,582		$–0	–	$702,465,238

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

10

AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific

11

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2017, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,021.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $139,035, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$103,527,422		$116,425,987
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$158,614,192
Gross unrealized depreciation	(25,209,729)

Net unrealized appreciation	$133,404,463

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $27,892,485 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $28,591,597. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $9,266 and $36,624 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $9,353. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

13

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$13,941	$108,232	$93,581	$28,592

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	832,958		1,402,219	$17,066,264		$25,871,037
Shares issued in reinvestment of dividends and distributions	–0	–	699,491	–0	–	12,660,794
Shares redeemed	(1,518,777)		(1,778,375)	(31,214,469)		(32,173,563)

Net increase (decrease)	(685,819)		323,335	$(14,148,205)		$6,358,268

Class B
Shares sold	1,628,958		2,989,902	$33,149,479		$55,494,983
Shares issued in reinvestment of dividends and distributions	–0	–	1,378,894	–0	–	24,764,927
Shares redeemed	(2,047,127)		(4,293,372)	(41,598,989)		(77,036,956)

Net increase (decrease)	(418,169)		75,424	$(8,449,510)		$3,222,954

At June 30, 2017, certain shareholders of the Portfolio owned 69% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

14

AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$3,624,690	$9,743,708
Net long-term capital gains	33,801,029	94,692,647

Total taxable distributions	$37,425,719	$104,436,355

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,251,134
Undistributed net capital gain	33,581,136
Unrealized appreciation/(depreciation)	141,242,329	(a)

Total accumulated earnings/(deficit)	$177,074,599

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2016, the Portfolio did not have any capital loss carryforwards.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$20.29		$17.29		$21.95	$22.89	$17.67	$15.46

Income From Investment Operations
Net investment income (a)	.05	(b)	.10	(b)†	.11	.17	.16	.13
Net realized and unrealized gain (loss) on investment transactions	.23		4.09		(1.11)	1.82	6.41	2.72

Net increase (decrease) in net asset value from operations	.28		4.19		(1.00)	1.99	6.57	2.85

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.11)		(.17)	(.17)	(.13)	(.10)
Distributions from net realized gain on investment transactions	–0	–	(1.08)		(3.49)	(2.76)	(1.22)	(.54)

Total dividends and distributions	–0	–	(1.19)		(3.66)	(2.93)	(1.35)	(.64)

Net asset value, end of period	$20.57		$20.29		$17.29	$21.95	$22.89	$17.67

Total Return
Total investment return based on net asset value (c)*	1.38%		25.09	%†	(5.49)%	9.20%	38.06%	18.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$220,246		$231,197		$191,388	$211,680	$217,146	$156,832
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)	.81	%^	.82%		.82%	.82%	.81%	.82%
Expenses, before waivers/reimbursements (d)	.81	%^	.83%		.82%	.82%	.81%	.82%
Net investment income	.46	%(b)^	.53	%(b)†	.56%	.75%	.77%	.75%
Portfolio turnover rate	16%		57%		42%	45%	56%	50%

See footnote summary on page 18.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value, beginning of period	$20.12		$17.15		$21.79	$22.74	$17.58	$15.38

Income From Investment Operations
Net investment income (a)	.02	(b)	.05	(b)†	.06	.11	.11	.08
Net realized and unrealized gain (loss) on investment transactions	.23		4.06		(1.09)	1.81	6.36	2.71

Net increase (decrease) in net asset value from operations	.25		4.11		(1.03)	1.92	6.47	2.79

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.06)		(.12)	(.11)	(.09)	(.05)
Distributions from net realized gain on investment transactions	–0	–	(1.08)		(3.49)	(2.76)	(1.22)	(.54)

Total dividends and distributions	–0	–	(1.14)		(3.61)	(2.87)	(1.31)	(.59)

Net asset value, end of period	$20.37		$20.12		$17.15	$21.79	$22.74	$17.58

Total Return
Total investment return based on net asset value (c)*	1.24%		24.79	%†	(5.69)%	8.95%	37.63%	18.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$452,542		$455,422		$386,875	$447,378	$472,677	$347,784
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements (d)	1.06	%^	1.07%		1.07%	1.07%	1.06%	1.07%
Expenses, before waivers/ reimbursements (d)	1.06	%^	1.08%		1.07%	1.07%	1.06%	1.07%
Net investment income	.22	%(b)^	.28	%(b)†	.31%	.49%	.51%	.51%
Portfolio turnover rate.	16%		57%		42%	45%	56%	50%

See footnote summary on page 18.

17

SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for year ended December 31, 2016, such waiver amounted to 0.01% annualized for the Portfolio.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.003%	.003%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and year ended December 31, 2013 by 0.09% and 0.01%, respectively.

^	Annualized.

See notes to financial statements.

18

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small/Mid Cap Value Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts

19

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

20

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-SMCV-0152-0617

JUN    06.30.17

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	VALUE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,029.70	$4.48	0.89%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.38	$4.46	0.89%

Class B
Actual	$1,000	$1,028.60	$5.73	1.14%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.14	$5.71	1.14%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

VALUE PORTFOLIO
TEN LARGEST HOLDINGS(1)
June 30, 2017 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Oracle Corp.	$3,639,663	4.9%
Bank of America Corp.	3,605,448	4.8
Wells Fargo & Co.	3,539,037	4.7
American International Group, Inc.	2,727,310	3.7
Intel Corp.	2,281,499	3.1
EOG Resources, Inc.	2,215,839	3.0
Philip Morris International, Inc.	2,179,989	2.9
Cigna Corp.	2,001,148	2.7
Allstate Corp. (The)	1,990,608	2.7
Raytheon Co.	1,885,925	2.5

	$26,066,466	35.0%

SECTOR BREAKDOWN(2)

June 30, 2017 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$19,373,272	26.0%
Information Technology	12,118,539	16.3
Health Care	8,728,661	11.7
Energy	8,238,323	11.0
Consumer Discretionary	6,684,090	9.0
Industrials	5,573,547	7.5
Consumer Staples	5,003,219	6.7
Utilities	4,521,197	6.1
Telecommunication Services	1,432,754	1.9
Materials	1,108,083	1.5
Real Estate	818,802	1.1
Short-Term Investments	920,685	1.2

Total Investments	$74,521,172	100.0%

(1)	Long-term investments.

(2)	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%
FINANCIALS–26.0%
BANKS–11.4%
Bank of America Corp.	148,617	$3,605,448
Comerica, Inc.	17,981	1,316,929
Wells Fargo & Co.	63,870	3,539,037

		8,461,414

CONSUMER FINANCE–4.9%
Capital One Financial Corp.	15,003	1,239,548
OneMain Holdings, Inc.(a)	23,895	587,578
Synchrony Financial	62,653	1,868,312

		3,695,438

INSURANCE–9.7%
Allstate Corp. (The)	22,508	1,990,608
American International Group, Inc.	43,623	2,727,310
First American Financial Corp.	17,990	803,973
FNF Group	37,799	1,694,529

		7,216,420

		19,373,272

INFORMATION TECHNOLOGY–16.3%
COMMUNICATIONS EQUIPMENT–2.5%
Nokia Oyj (Sponsored ADR)–Class A	302,378	1,862,648

IT SERVICES–0.9%
Booz Allen Hamilton Holding Corp.	21,417	696,909

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.1%
Intel Corp.	67,620	2,281,499

SOFTWARE–4.9%
Oracle Corp.	72,590	3,639,663

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–4.9%
Hewlett Packard Enterprise Co.	48,878	810,886
HP, Inc.	80,448	1,406,231
NCR Corp.(a)	8,152	332,928
Xerox Corp.	37,862	1,087,775

		3,637,820

		12,118,539

HEALTH CARE–11.7%
BIOTECHNOLOGY–1.9%
Gilead Sciences, Inc.	19,816	1,402,576

HEALTH CARE PROVIDERS & SERVICES–5.9%
Aetna, Inc.	6,572	997,827
Cigna Corp.	11,955	2,001,148
McKesson Corp.	8,673	1,427,055

		4,426,030

PHARMACEUTICALS–3.9%
Mallinckrodt PLC(a)	32,886	$1,473,622
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	42,939	1,426,433

		2,900,055

		8,728,661

ENERGY–11.1%
ENERGY EQUIPMENT & SERVICES–1.6%
RPC, Inc.(b)	60,017	1,212,944

OIL, GAS & CONSUMABLE FUELS–9.5%
Canadian Natural Resources Ltd.	36,597	1,055,457
Devon Energy Corp.	31,879	1,019,172
EOG Resources, Inc.	24,479	2,215,839
Hess Corp.	26,587	1,166,372
Marathon Petroleum Corp.	29,974	1,568,539

		7,025,379

		8,238,323

CONSUMER DISCRETIONARY–9.0%
AUTO COMPONENTS–3.4%
Lear Corp.	8,408	1,194,609
Magna International, Inc. (New York)–Class A	29,610	1,371,831

		2,566,440

MEDIA–4.6%
Comcast Corp.–Class A	43,784	1,704,073
Regal Entertainment Group–Class A(b)	25,943	530,794
Scripps Networks Interactive, Inc.–Class A	17,043	1,164,207

		3,399,074

SPECIALTY RETAIL–1.0%
Michaels Cos., Inc. (The)(a)	38,800	718,576

		6,684,090

INDUSTRIALS–7.5%
AEROSPACE & DEFENSE–2.5%
Raytheon Co.	11,679	1,885,925

AIRLINES–1.4%
JetBlue Airways Corp.(a)	44,443	1,014,634

ELECTRICAL EQUIPMENT–2.4%
Eaton Corp. PLC	22,807	1,775,069

MACHINERY–1.2%
Oshkosh Corp.	13,036	897,919

		5,573,547

CONSUMER STAPLES–6.7%
BEVERAGES–2.0%
PepsiCo, Inc.	12,975	1,498,483

TOBACCO–4.7%
Altria Group, Inc.	17,789	1,324,747
Philip Morris International, Inc.	18,561	2,179,989

		3,504,736

		5,003,219

3

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

UTILITIES–6.1%
ELECTRIC UTILITIES–4.5%
American Electric Power Co., Inc.	20,167	$1,401,001
Edison International	14,272	1,115,928
Portland General Electric Co.	17,774	812,094

		3,329,023

MULTI-UTILITIES–1.6%
NiSource, Inc.	47,010	1,192,174

		4,521,197

TELECOMMUNICATION SERVICES–1.9%
WIRELESS TELECOMMUNICATION SERVICES–1.9%
T-Mobile US, Inc.(a)	23,635	1,432,754

MATERIALS–1.5%
CHEMICALS–1.5%
CF Industries Holdings, Inc.	39,631	1,108,083

REAL ESTATE–1.1%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–1.1%
Mid-America Apartment Communities, Inc.	7,770	818,802

Total Common Stocks (cost $63,760,582)		73,600,487

	Principal Amount (000)
SHORT-TERM INVESTMENTS–1.2%
TIME DEPOSIT–1.2%
State Street Time Deposit 0.09%, 7/03/17 (cost $920,685)	$921	920,685

Total Investments Before Security Lending Collateral for Securities Loaned–100.1% (cost $64,681,267)		$74,521,172

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.4%
INVESTMENT COMPANIES–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.79%(c)(d) (cost $1,059,963)	1,059,963	1,059,963

TOTAL INVESTMENTS–101.5% (cost $65,741,230)		75,581,135
Other assets less liabilities–(1.5)%		(1,121,789)

NET ASSETS–100.0%		$74,459,346

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

4

VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2017 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $64,681,267)	$74,521,172	(a)
Affiliated issuers (cost $1,059,963—investment of cash collateral for securities loaned)	1,059,963
Receivable for investment securities sold	120,872
Dividends and interest receivable	116,928
Receivable for capital stock sold	21,329

Total assets	75,840,264

LIABILITIES
Payable for collateral received on securities loaned	1,059,963
Payable for investment securities purchased	114,136
Payable for capital stock redeemed	36,784
Advisory fee payable	35,918
Distribution fee payable	16,146
Administrative fee payable	12,917
Transfer Agent fee payable	83
Accrued expenses	104,971

Total liabilities	1,380,918

NET ASSETS	$74,459,346

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,713
Additional paid-in capital	69,820,066
Undistributed net investment income	1,250,071
Accumulated net realized loss on investment and foreign currency transactions	(6,455,529)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	9,840,025

	$74,459,346

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,140,424	71,584	$15.93
B	$73,318,922	4,640,955	$15.80

(a)	Includes securities on loan with a value of $1,032,547 (see Note E).

See notes to financial statements.

5

VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2017 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $17,716)	$830,841
Affiliated issuers	2,045
Interest	141
Securities lending income	3,814
Other income	1,477

838,318

EXPENSES
Advisory fee (see Note B)	213,254
Distribution fee—Class B	95,296
Transfer agency—Class A	46
Transfer agency—Class B	2,699
Custodian	35,231
Administrative	25,021
Audit and tax	20,533
Printing	19,248
Legal	15,024
Directors’ fees	13,372
Miscellaneous	2,542

Total expenses	442,266
Less: expenses waived and reimbursed by the Adviser (see Note E)	(547)

Net expenses	441,719

Net investment income	396,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	2,312,277
Foreign currency transactions	26
Net change in unrealized appreciation/depreciation of:
Investments	(477,858)
Foreign currency denominated assets and liabilities	120

Net gain on investment and foreign currency transactions	1,834,565

Contributions from Affiliates (see Note B)	16,161

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,247,325

See notes to financial statements.

6

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$396,599		$855,120
Net realized gain on investment and foreign currency transactions	2,312,303		2,281,421
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(477,738)		5,303,897
Contributions from Affiliates (see Note B)	16,161		–0	–

Net increase in net assets from operations	2,247,325		8,440,438
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(26,317)
Class B	–0	–	(1,126,104)
CAPITAL STOCK TRANSACTIONS
Net decrease	(8,996,553)		(12,516,691)

Total decrease	(6,749,228)		(5,228,674)
NET ASSETS
Beginning of period	81,208,574		86,437,248

End of period (including undistributed net investment income of $1,250,071 and $853,472, respectively)	$74,459,346		$81,208,574

See notes to financial statements.

7

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers fifteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$73,600,487		$–0	–	$–0	–	$73,600,487
Short-Term Investments	–0	–	920,685		–0	–	920,685
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,059,963		–0	–	–0	–	1,059,963

Total Investments in Securities	74,660,450		920,685		–0	–	75,581,135
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$74,660,450		$920,685		$–0	–	$75,581,135

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

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AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2017, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2017, the reimbursement for such services amounted to $25,021.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $563 for the six months ended June 30, 2017.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2017 amounted to $17,526, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

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VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$18,246,586		$27,536,254
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$12,273,498
Gross unrealized depreciation	(2,433,593)

Net unrealized appreciation	$9,839,905

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2017.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2017, the Portfolio had securities on loan with a value of $1,032,547 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $1,059,963. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $3,814 and $2,045 from the borrowers and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser

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AB Variable Products Series Fund

has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2017, such waiver amounted to $547. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the six months ended June 30, 2017 is as follows:

Market Value 12/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)
$0	$15,359	$14,299	$1,060

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A
Shares sold	1,687		20,996	$26,919		$289,276
Shares issued in reinvestment of dividends	–0	–	1,819	–0	–	26,317
Shares redeemed	(24,625)		(25,654)	(386,763)		(367,008)

Net decrease	(22,938)		(2,839)	$(359,844)		$(51,415)

Class B
Shares sold	126,676		204,676	$1,974,323		$2,867,293
Shares issued in reinvestment of dividends	–0	–	78,310	–0	–	1,126,104
Shares redeemed	(676,766)		(1,169,102)	(10,611,032)		(16,458,673)

Net decrease	(550,090)		(886,116)	$(8,636,709)		$(12,465,276)

At June 30, 2017, certain shareholders of the Portfolio owned 77% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and

13

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2017.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$1,152,421	$1,858,154

Total taxable distributions paid	$1,152,421	$1,858,154

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$853,472
Accumulated capital and other losses	(8,334,234	)(a)
Unrealized appreciation/(depreciation)	9,884,165	(b)

Total accumulated earnings/(deficit)	$2,403,403

(a)	On December 31, 2016, the Portfolio had a net capital loss carryforward of $8,334,234. During the fiscal year, the Portfolio utilized $1,062,621 of capital loss carryforwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of December 31, 2016, the Portfolio had a net capital loss carryforward of $8,334,234 which will expire in 2017.

NOTE J: Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the amendments and expects the adoption of final rules will be limited to additional financial statement disclosures.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.47	$14.11	$15.50	$14.22	$10.63	$9.37

Income From Investment Operations
Net investment income (a)	.10	(b)	.19	(b)†	.21	.26	.19	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.36	1.42	(1.26)	1.31	3.70	1.26
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.46	1.61	(1.05)	1.57	3.89	1.46

Less: Dividends
Dividends from net investment income	–0	–	(.25)	(.34)	(.29)	(.30)	(.20)

Net asset value, end of period	$15.93	$15.47	$14.11	$15.50	$14.22	$10.63

Total Return
Total investment return based on net asset value (d)	2.97	%*	11.55	%*†	(6.95	)%*	11.10	%*	36.85	%*	15.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,140	$1,463	$1,373	$2,050	$2,205	$1,533
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)	.89	%^	.88%	.81%	.79%	.73%	.72%
Expenses, before waivers/reimbursements (e)	.89	%^	.89%	.81%	.79%	.73%	.72%
Net investment income	1.24	%(b)^	1.30	%(b)†	1.38%	1.74%	1.51%	1.98%
Portfolio turnover rate	24%	68%	83%	42%	44%	40%

See footnote summary on page 17.

15

VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
2016	2015	2014	2013	2012
Net asset value, beginning of period	$15.36	$14.00	$15.37	$14.10	$10.54	$9.28

Income From Investment Operations
Net investment income (a)	.08	(b)	.15	(b)†	.17	.22	.16	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.36	1.42	(1.25)	1.29	3.66	1.26
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.44	1.57	(1.08)	1.51	3.82	1.43

Less: Dividends
Dividends from net investment income	–0	–	(.21)	(.29)	(.24)	(.26)	(.17)

Net asset value, end of period	$15.80	$15.36	$14.00	$15.37	$14.10	$10.54

Total Return
Total investment return based on net asset value (d)	2.86	%*	11.29	%*†	(7.17	)%*	10.77	%*	36.49	%*	15.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,319	$79,746	$85,064	$112,143	$132,271	$157,920
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)	1.14	%^	1.13%	1.06%	1.04%	.98%	.97%
Expenses, before waivers/reimbursements (e)	1.14	%^	1.14%	1.06%	1.04%	.98%	.97%
Net investment income	1.02	%(b)^	1.06	%(b)†	1.14%	1.51%	1.28%	1.72%
Portfolio turnover rate	24%	68%	83%	42%	44%	40%

See footnote summary on page 17.

16

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $0.0005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2016, such waiver amounted to less than .005%, respectively, annualized for the Portfolio.

†	For the year ended December 31, 2016 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.003	.02%	.02%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2017 and years ended December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013 by 0.09%, 0.02%, 0.17%, 0.04% and 0.07%, respectively.

^	Annualized.

See notes to financial statements.

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VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Value Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected

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AB Variable Products Series Fund

by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the

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VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Fund’s expense ratio was above the peer group median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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VPS-VAL-0152-0617

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 11, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 11, 2017